OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds Growth Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Artio Foreign Portfolio
ING BlackRock Health Sciences Opportunities Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING Core Growth and Income Portfolio
ING DFA Global Allocation Portfolio
ING DFA World Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Invesco Van Kampen Growth and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio
ING Large Cap Value Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marsico Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Oppenheimer Active Allocation Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price International Stock Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
21,426,375	@	American Funds Asset Allocation Fund - Class 1 Shares	$323,752,530	100.0
		Total Investments in Master Fund
		(Cost $284,756,517)	$323,752,530	100.0
		Liabilities in Excess of Other Assets	(62,197)	—
		Net Assets	$323,690,333	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $292,493,716.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$31,258,814
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$31,258,814

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$323,752,530	$—	$—	$323,752,530
Total Investments, at value	$323,752,530	$—	$—	$323,752,530

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.1%
42,955,375	@	American Funds Bond Fund - Class 1 Shares	$479,811,537	99.1
		Total Investments in Master Fund
		(Cost $437,954,044)	$479,811,537	99.1
		Assets in Excess of Other Liabilities	4,225,411	0.9
		Net Assets	$484,036,948	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $444,430,662.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$35,380,875
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$35,380,875

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$479,811,537	$—	$—	$479,811,537
Total Investments, at value	$479,811,537	$—	$—	$479,811,537

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds Global Growth And Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.9%
721,505	@	American Funds Global Growth and Income Fund- Class 1 Shares	$6,255,447	99.9
		Total Investments in Master Fund
		(Cost $7,184,696)	$6,255,447	99.9
		Assets in Excess of Other Liabilities	6,800	0.1
		Net Assets	$6,262,247	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $7,237,061.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(981,614)
		Net Unrealized depreciation	$(981,614)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$6,255,447	$—	$—	$6,255,447
Total Investments, at value	$6,255,447	$—	$—	$6,255,447

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.3%
38,601,136	@	American Funds Growth Fund - Class 2 Shares	$1,845,906,335	100.3
		Total Investments in Master Fund
		(Cost $2,134,536,809)	$1,845,906,335	100.3
		Liabilities in Excess of Other Assets	(4,866,179)	(0.3)
		Net Assets	$1,841,040,156	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $2,167,417,927.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(321,511,592)
		Net Unrealized depreciation	$(321,511,592)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$1,845,906,335	$—	$—	$1,845,906,335
Total Investments, at value	$1,845,906,335	$—	$—	$1,845,906,335

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds International Growth And Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.4%
278,995	@	American Funds International Growth and Income Fund - Class 1 Shares	$3,612,986	99.4
		Total Investments in Master Fund
		(Cost $4,299,752)	$3,612,986	99.4
		Assets in Excess of Other Liabilities	22,799	0.6
		Net Assets	$3,635,785	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $4,383,749.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(770,763)
		Net Unrealized depreciation	$(770,763)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$3,612,986	$—	$—	$3,612,986
Total Investments, at value	$3,612,986	$—	$—	$3,612,986

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.7%
68,472,300	@	American Funds International Fund - Class 1 Shares	$1,001,749,748	100.7
		Total Investments in Master Fund
		(Cost $1,352,801,742)	$1,001,749,748	100.7
		Liabilities in Excess of Other Assets	(6,637,807)	(0.7)
		Net Assets	$995,111,941	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $1,365,113,190.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(363,363,442)
		Net Unrealized depreciation	$(363,363,442)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$1,001,749,748	$—	$—	$1,001,749,748
Total Investments, at value	$1,001,749,748	$—	$—	$1,001,749,748

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
UNDERLYING FUNDS: 99.8%
4,842,575	@	American Funds Bond Fund - Class 1 Shares	$54,091,563	27.5
824,489	@	American Funds Global Small Capitalization Fund - Class 1 Shares	13,711,245	7.0
1,289,165	@	American Funds Growth Fund - Class 1 Shares	62,228,000	31.6
555,309	@	American Funds High-Income Bond Fund - Class 1 Shares	5,964,018	3.0
2,515,654	@	American Funds International Fund - Class 1 Shares	37,005,272	18.8
1,236,574	@	American Funds New World Fund - Class 1 Shares	23,482,531	11.9
		Total Investments in Underlying Funds
		(Cost $211,352,725)	$196,482,629	99.8
		Assets in Excess of Other Liabilities	400,158	0.2
		Net Assets	$196,882,787	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $211,392,808.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,457,187
		Gross Unrealized Depreciation	(17,367,366)
		Net Unrealized depreciation	$(14,910,179)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Underlying Funds	$196,482,629	$—	$—	$196,482,629
Total Investments, at value	$196,482,629	$—	$—	$196,482,629

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 87.4%
	Australia: 1.5%
626,165	Asciano Group	$862,720	0.2
894,392	Macquarie Airports Management Ltd.	2,769,435	0.5
119,035	Newcrest Mining Ltd.	3,923,524	0.8
		7,555,679	1.5
	Austria: 0.4%
85,735	Erste Bank der Oesterreichischen Sparkassen AG	2,186,576	0.4
	Brazil: 0.2%
109,777	Diagnosticos da America SA	916,633	0.2
	Canada: 4.8%
97,407	Barrick Gold Corp.	4,564,995	0.9
63,885	Cenovus Energy, Inc.	1,967,334	0.4
251,940	Ivanhoe Mines Ltd.	3,474,122	0.7
15,202	Pan American Silver Corp.	409,536	0.1
175,081	Potash Corp. of Saskatchewan, Inc.	7,602,047	1.5
230,822	Suncor Energy, Inc.	5,894,452	1.2
		23,912,486	4.8
	China: 8.5%
84,500	Anhui Conch Cement Co., Ltd.	229,516	0.0
72,364	Baidu.com ADR	7,736,435	1.6
3,893,000	Belle International Holdings	6,711,506	1.4
1,690,980	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	1,889,634	0.4
482,000	China National Building Material Co., Ltd.	406,200	0.1
1,636,000	China Resources Enterprise	5,442,152	1.1
197,522	Ctrip.com International Ltd. ADR	6,352,308	1.3
1,804,000	Dongfeng Motor Group Co., Ltd.	2,445,667	0.5
77,539	Focus Media Holding Ltd. ADR	1,301,880	0.2
1,292,000	Golden Eagle Retail Group Ltd.	2,633,517	0.5
1,701,500	Intime Department Store Group Co. Ltd.	1,884,503	0.4
1,064,000	Tingyi Cayman Islands Holding Corp.	2,608,156	0.5
1,129,250	Wumart Stores, Inc.	2,231,753	0.5
		41,873,227	8.5
	Czech Republic: 1.5%
38,824	Komercni Banka AS	7,200,662	1.5
	Denmark: 1.9%
12,696	Carlsberg A/S	752,355	0.2
85,401	Novo-Nordisk A/S	8,517,401	1.7
		9,269,756	1.9
	Finland: 0.3%
68,225	Fortum OYJ	1,605,934	0.3

	France: 6.5%
42,982	CFAO SA	1,538,254	0.3
72,175	Groupe Danone	4,436,823	0.9
93,114	Cie Generale D’Optique Essilor International S.A.	6,696,082	1.4
45,756	Eutelsat Communications	1,838,109	0.4
10,500	Iliad SA	1,173,000	0.2
50,642	LVMH Moet Hennessy Louis Vuitton S.A.	6,684,746	1.3
12,100	PPR	1,564,056	0.3
112,948	Schneider Electric S.A.	6,044,459	1.2
29,842	Technip S.A.	2,390,846	0.5
		32,366,375	6.5
	Germany: 5.5%
39,324	Bayerische Motoren Werke AG	2,597,785	0.5
14,775	Brenntag AG	1,281,722	0.3
54,151	DaimlerChrysler AG	2,408,329	0.5
190,023	Fraport AG Frankfurt Airport Services Worldwide	11,189,174	2.3
86,626	Fresenius AG	7,699,890	1.5
10,214	Henkel KGaA	447,653	0.1
28,494	Henkel KGaA - Vorzug	1,515,083	0.3
		27,139,636	5.5
	Greece: 0.1%
35,386	Coca-Cola Hellenic Bottling Co. S.A.	623,662	0.1
	Hong Kong: 3.9%
855,815	China Merchants Holdings International Co., Ltd.	2,294,625	0.5
6,490,000	Geely Automobile Holdings Ltd.	1,436,228	0.3
3,198,000	Hang Lung Properties Ltd.	9,515,092	1.9
84,100	Hong Kong Exchanges and Clearing Ltd.	1,219,941	0.3
1,900,000	Li & Fung Ltd.	3,170,306	0.6
534,000	United Laboratories International Holdings Ltd./The	404,936	0.1
641,000	Zhuzhou CSR Times Electric Co., Ltd.	1,058,738	0.2
		19,099,866	3.9
	India: 5.6%
470,702	Adani Enterprises Ltd.	5,045,092	1.0
93,378	Axis Bank Ltd.	1,929,947	0.4
215,919	HDFC Bank Ltd.	2,042,536	0.4
102,801	Housing Development Finance Corp.	1,338,313	0.3
857,281	ITC Ltd.	3,453,416	0.7
169,111	Jsw Steel Ltd.	2,035,181	0.4
162,218	Larsen & Toubro Ltd.	4,470,745	0.9

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		India (continued)
127,764		Mahindra & Mahindra Ltd.	$2,087,015	0.4
741,474		Mundra Port and Special Economic Zone Ltd.	2,477,593	0.5
101,474		Reliance Capital Ltd.	647,603	0.1
60,120		State Bank of India Ltd.	2,331,808	0.5
			27,859,249	5.6
		Ireland: 1.8%
165,197		CRH PLC	2,569,048	0.5
887,120		Dragon Oil Plc	6,543,271	1.3
			9,112,319	1.8
		Israel: 0.4%
58,578		Teva Pharmaceutical Industries Ltd. ADR	2,180,273	0.4
		Italy: 1.6%
103,336		Buzzi Unicem SpA	834,329	0.2
328,964		Fiat Industrial SpA	2,458,083	0.5
128,002		Saipem S.p.A.	4,492,521	0.9
			7,784,933	1.6
		Japan: 11.2%
31,416		Aisin Seiki Co., Ltd.	1,046,010	0.2
174,500		Asahi Glass Co., Ltd.	1,703,683	0.3
56,641		Canon, Inc.	2,571,844	0.5
9,100		Daikin Industries Ltd.	260,645	0.1
29,222		Denso Corp.	939,403	0.2
35,200		Fanuc Ltd.	4,848,656	1.0
127,320		Honda Motor Co., Ltd.	3,729,821	0.8
595,000		Isuzu Motors Ltd.	2,556,207	0.5
199,500		Itochu Corp.	1,906,388	0.4
305		KDDI Corp.	2,099,730	0.4
221,828		Komatsu Ltd.	4,782,626	1.0
105,864		Mitsubishi Corp.	2,155,353	0.4
280,286		Mitsubishi Electric Corp.	2,482,736	0.5
47,500		Mitsui & Co., Ltd.	688,050	0.1
343,800		Nissan Motor Co., Ltd.	3,041,956	0.6
13,900		Nitto Denko Corp.	547,057	0.1
18,300		SMC Corp.	2,674,769	0.5
94,900		Softbank Corp.	2,776,780	0.6
134,440		Suzuki Motor Corp.	2,963,453	0.6
168,033		Toyota Motor Corp.	5,760,034	1.2
127,400		Uni-Charm Corp.	6,110,554	1.2
			55,645,755	11.2
		Lebanon: 0.3%
89,753	#	Solidere GDR	1,349,889	0.3
		Luxembourg: 0.8%
1,018,207		L’Occitane International SA	2,050,864	0.4
72,337		SES S.A.	1,760,343	0.4
			3,811,207	0.8
		Macau: 1.0%
1,303,200		Sands China Ltd.	3,049,067	0.6
893,100		Wynn Macau Ltd.	2,112,015	0.4
			5,161,082	1.0
		Mexico: 0.2%
316,121		Grupo Financiero Banorte SA de CV	934,336	0.2
		Netherlands: 2.3%
19,050		ASML Holding NV	658,718	0.2
39,026		Heineken NV	1,753,637	0.3
291,776		Royal Dutch Shell PLC - Class A	9,015,036	1.8
			11,427,391	2.3
		Nigeria: 0.7%
6,854,228		Nigerian Breweries PLC	3,433,769	0.7
		Norway: 0.2%
1,859,886		Marine Harvest	810,567	0.2
		Romania: 1.2%
1,418,538		BRD-Groupe Societe Generale	4,734,625	1.0
14,656,000		OMV Petrom SA	1,263,241	0.2
			5,997,866	1.2
		Russia: 3.8%
4,923		Magnit OAO	421,587	0.1
3,068		NovaTek OAO GDR	352,232	0.1
65,743		O’Key Group S.A. GDR	420,755	0.1
66,654		Pharmstandard	4,450,638	0.9
3,279,025		Sberbank of Russian Federation	7,183,528	1.4
1,434,651		VTB Bank OJSC GDR	5,878,559	1.2
			18,707,299	3.8
		South Africa: 0.5%
183,959		Shoprite Holdings Ltd.	2,575,957	0.5
		South Korea: 1.6%
155,802		Celltrion, Inc.	5,716,554	1.2
12,443		Hyundai Motor Co.	2,175,258	0.4
			7,891,812	1.6
		Sweden: 0.9%
81,674		Atlas Copco AB - Class A	1,445,671	0.3
76,812		Elekta AB	2,889,634	0.6
			4,335,305	0.9
		Switzerland: 4.1%
54,041		Dufry Group	4,724,435	1.0
4,557		Flughafen Zuerich AG	1,716,984	0.3
132,609		Nobel Biocare Holding AG	1,331,139	0.3
11,285		Swatch Group AG - BR	3,713,037	0.7
53,474		Swiss Re Ltd.	2,508,511	0.5
19,190		Syngenta AG	4,986,868	1.0
111,941		UBS AG - Reg	1,280,445	0.3
			20,261,419	4.1
		Ukraine: 0.1%
13,488,271		Raiffeisen Bank Aval	282,503	0.1
		United Kingdom: 13.8%
151,945		Amec PLC	1,917,230	0.4
308,311		ARM Holdings PLC	2,636,574	0.5
503,415		BG Group PLC	9,634,702	1.9
385,480		BHP Billiton PLC	10,297,724	2.1
127,161		Burberry Group PLC	2,309,161	0.5
259,450		Cairn Energy PLC	1,125,249	0.2
352,952		Compass Group PLC	2,847,488	0.6
173,449		Diageo PLC	3,307,099	0.7
264,729		Hikma Pharmaceuticals PLC	2,338,761	0.5

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
524,042		HSBC Holdings PLC	$4,013,809	0.8
120,000		Pharmstandard - Reg S GDR	2,293,200	0.5
404,502		Premier Oil PLC	2,174,582	0.4
35,522		Reckitt Benckiser PLC	1,799,836	0.4
115,868		Rio Tinto PLC	5,138,548	1.0
229,527		Rolls-Royce Holdings PLC	2,109,991	0.4
188,783		Smith & Nephew PLC	1,698,183	0.3
2,072,492		Vodafone Group PLC	5,341,414	1.1
217,804		WPP PLC	2,017,419	0.4
422,641		Xstrata PLC	5,337,000	1.1
			68,337,970	13.8
		United States: 0.2%
231,829		Ryanair Holdings PLC	1,031,165	0.2
		Total Common Stock
		(Cost $519,374,003)	432,682,558	87.4
PREFERRED STOCK: 1.3%
		Germany: 1.3%
46,175		Volkswagen AG	6,093,622	1.3
		Total Preferred Stock
		(Cost $6,824,735)	6,093,622	1.3
		Total Long-Term Investments
		(Cost $526,198,738)	438,776,180	88.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.6%
		Securities Lending Collateral(cc)(1): 1.8%
2,461,775	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,969,420	0.3
7,231,562		BNY Mellon Overnight Government Fund	7,231,562	1.5
			9,200,982	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 7.8%
38,402,230		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $38,402,230)	$38,402,230	7.8
		Total Short-Term Investments
		(Cost $48,095,568)	47,603,212	9.6
		Total Investments in Securities (Cost $574,294,306)*	$486,379,392	98.3
		Assets in Excess of Other Liabilities	8,520,989	1.7
		Net Assets	$494,900,381	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $579,933,095.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$10,299,795
		Gross Unrealized Depreciation	(103,853,498)
		Net Unrealized depreciation	$(93,553,703)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	19.7%
Consumer Staples	8.6
Energy	9.3
Financials	11.6
Health Care	9.6
Industrials	13.6
Information Technology	2.8
Materials	10.9
Telecommunications	2.3
Utilities	0.3
Short-Term Investments	9.6
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$7,555,679	$—	$7,555,679
Austria	—	2,186,576	—	2,186,576
Brazil	916,633	—	—	916,633
Canada	23,912,486	—	—	23,912,486
China	15,390,623	26,482,604	—	41,873,227
Czech Republic	—	7,200,662	—	7,200,662
Denmark	—	9,269,756	—	9,269,756
Finland	—	1,605,934	—	1,605,934
France	—	32,366,375	—	32,366,375
Germany	—	27,139,636	—	27,139,636
Greece	—	623,662	—	623,662
Hong Kong	—	19,099,866	—	19,099,866
India	—	27,859,249	—	27,859,249
Ireland	—	9,112,319	—	9,112,319
Israel	2,180,273	—	—	2,180,273
Italy	—	7,784,933	—	7,784,933
Japan	—	55,645,755	—	55,645,755
Lebanon	1,349,889	—	—	1,349,889
Luxembourg	—	3,811,207	—	3,811,207
Macau	—	5,161,082	—	5,161,082
Mexico	934,336	—	—	934,336
Netherlands	1,753,637	9,673,754	—	11,427,391
Nigeria	3,433,769	—	—	3,433,769
Norway	—	810,567	—	810,567
Romania	—	5,997,866	—	5,997,866
Russia	12,476,508	6,230,791	—	18,707,299
South Africa	—	2,575,957	—	2,575,957
South Korea	—	7,891,812	—	7,891,812
Sweden	—	4,335,305	—	4,335,305
Switzerland	2,508,511	17,752,908	—	20,261,419
Ukraine	—	282,503	—	282,503
United Kingdom	2,293,200	66,044,770	—	68,337,970
United States	1,031,165	—	—	1,031,165
Total Common Stock	68,181,030	364,501,528	—	432,682,558
Preferred Stock	—	6,093,622	—	6,093,622
Short-Term Investments	45,633,792	—	1,969,420	47,603,212
Total Investments, at value	$113,814,822	$370,595,150	$1,969,420	$486,379,392
Other Financial Instruments+
Futures	84,840	—	—	84,840
Forward Foreign Currency Contracts	—	2,208,591	—	2,208,591
Total Assets	$113,899,662	$372,803,741	$1,969,420	$488,672,823
Liabilities Table
Other Financial Instruments+
Futures	$(77,811)	$—	$—	$(77,811)
Forward Foreign Currency Contracts	—	(305,509)	—	(305,509)
Total Liabilities	$(77,811)	$(305,509)	$—	$(383,320)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420
Total Investments, at value	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2011 (Unaudited) (continued)

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	EU Euro	7,360,853	Buy	12/21/11	$10,040,174	$9,858,505	$(181,669)
Deutsche Bank AG	EU Euro	5,104,005	Buy	12/21/11	6,959,714	6,835,874	(123,840)
							$(305,509)

Credit Suisse First Boston	EU Euro	7,399,676	Sell	12/21/11	$10,198,382	$9,910,502	$287,880
Credit Suisse First Boston	EU Euro	6,409,563	Sell	12/21/11	8,888,429	8,584,427	304,002
Deutsche Bank AG	EU Euro	9,945,818	Sell	12/21/11	13,697,529	13,320,589	376,940
Deutsche Bank AG	EU Euro	10,833,611	Sell	12/21/11	15,001,843	14,509,624	492,219
Deutsche Bank AG	EU Euro	12,168,528	Sell	12/21/11	16,688,418	16,297,499	390,919
Goldman Sachs & Co.	Swiss Franc	4,869,340	Sell	12/21/11	5,586,412	5,381,756	204,656
UBS Warburg LLC	Swiss Franc	5,011,702	Sell	12/21/11	5,691,074	5,539,099	151,975
							$2,208,591

ING Artio Foreign Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
FTSE 100 Index	317	12/16/11	$25,163,948	$(77,811)
OTC - Russian Depositary Index, Counterparty: Credit Suisse	1,308	06/10/13	1,920,196	41,250
RTS Index	832	12/15/11	2,193,318	43,590
			$29,277,462	$7,029

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Equity contracts.	$7,029
Foreign exchange contracts	1,903,082
Total	$1,910,111

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Health Care: 93.7%
61,400		3SBio, Inc. ADR ADR	$732,502	0.4
65,900		Abbott Laboratories	3,370,126	1.7
37,000	@, L	Achillion Pharmaceuticals, Inc.	174,640	0.1
79,600	@	Acorda Therapeutics, Inc.	1,588,816	0.8
170,320		Aetna, Inc.	6,191,132	3.2
40,400	@	Agilent Technologies, Inc.	1,262,500	0.6
48,096	@	Alexion Pharmaceuticals, Inc.	3,081,030	1.6
85,018		Allergan, Inc.	7,003,783	3.6
102,700		AmerisourceBergen Corp.	3,827,629	2.0
72,319		Amgen, Inc.	3,973,929	2.0
29,300	@	Ariad Pharmaceuticals, Inc.	257,547	0.1
31,900	@	Auxilium Pharmaceuticals, Inc.	478,181	0.2
91,000		Baxter International, Inc.	5,108,740	2.6
44,700	@	Biogen Idec, Inc.	4,163,805	2.1
45,500	@	BioMarin Pharmaceuticals, Inc.	1,450,085	0.7
190,200	@	Boston Scientific Corp.	1,124,082	0.6
180,034		Bristol-Myers Squibb Co.	5,649,467	2.9
137,347		Cardinal Health, Inc.	5,752,092	3.0
93,262	@	Celgene Corp.	5,774,783	3.0
12,000	L	China Kanghui Holdings, Inc. ADR	234,000	0.1
28,100		Cigna Corp.	1,178,514	0.6
62,000		Cooper Cos., Inc.	4,907,300	2.5
83,010		Covidien PLC	3,660,741	1.9
14,900		CR Bard, Inc.	1,304,346	0.7
33,900	@	Cubist Pharmaceuticals, Inc.	1,197,348	0.6
15,600	@	DaVita, Inc.	977,652	0.5
51,300		Densply International, Inc.	1,574,397	0.8
25,900		DiaSorin SpA	956,047	0.5
174,500		Elan Corp. PLC ADR ADR	1,837,485	0.9
40,800		Eli Lilly & Co.	1,508,376	0.8
14,098		Fresenius Medical Care AG & Co. KGaA	956,394	0.5
98,513	@	Gilead Sciences, Inc.	3,822,305	2.0
24,700		GlaxoSmithKline PLC ADR	1,019,863	0.5
187,200		GlaxoSmithKline PLC	3,862,901	2.0
77,400	@	Henry Schein, Inc.	4,799,574	2.5
187,200	@	Hologic, Inc.	2,847,312	1.5
13,700		Humana, Inc.	996,401	0.5
18,600	@, L	Incyte Corp., Ltd.	259,842	0.1
38,100	@	Integra LifeSciences Holdings Corp.	1,362,837	0.7
20,600		Invacare Corp.	474,624	0.2
47,100	@	Ironwood Pharmaceuticals, Inc.	508,680	0.3
121,500		Johnson & Johnson	7,740,765	4.0
20,000	@	Laboratory Corp. of America Holdings	1,581,000	0.8
65,491	@	Life Technologies Corp.	2,516,819	1.3
46,731		McKesson Corp.	3,397,344	1.7
60,961	@	Medco Health Solutions, Inc.	2,858,461	1.5
42,700		Medicis Pharmaceutical Corp.	1,557,696	0.8
1,546,390		Medipattern Corp.	472,225	0.2
150,688		Medtronic, Inc.	5,008,869	2.6
156,300		Merck & Co., Inc.	5,112,573	2.6
17,900		Merck KGaA	1,466,160	0.8
9,700	@	Mettler Toledo International, Inc.	1,357,612	0.7
52,000	@	Momenta Pharmaceuticals, Inc.	598,000	0.3
63,300	@	Mylan Laboratories	1,076,100	0.6
32,800	@	Natus Medical, Inc.	311,928	0.2
76,079	@	NPS Pharmaceuticals, Inc.	495,274	0.3
454,130		Pfizer, Inc.	8,029,018	4.1
29,900	@	Rigel Pharmaceuticals, Inc.	220,064	0.1
26,300		Roche Holding AG - Genusschein	4,247,769	2.2
45,300		Sanofi-Aventis	2,979,682	1.5
27,000		ShangPharma Corp. ADR	225,180	0.1
25,200		Shire PLC ADR	2,367,036	1.2
12,500	@	Sirona Dental Systems, Inc.	530,125	0.3
52,900		Smith & Nephew PLC	475,858	0.2
83,091		St. Jude Medical, Inc.	3,007,063	1.5
71,100		Stewart Enterprises, Inc.	423,045	0.2
43,500		Stryker Corp.	2,050,155	1.1
118,000	@, L	Synta Pharmaceuticals Corp.	383,500	0.2
5,600	@, L	Synutra International, Inc.	29,792	0.0
79,300		Teva Pharmaceutical Industries Ltd. ADR	2,951,546	1.5
19,000	@	Thermo Fisher Scientific, Inc.	962,160	0.5
10,200	@	Thoratec Corp.	332,928	0.2
14,200	@	United Therapeutics Corp.	532,358	0.3
152,693		UnitedHealth Group, Inc.	7,042,201	3.6
38,600	@	Vertex Pharmaceuticals, Inc.	1,719,244	0.9
35,200	@	Watson Pharmaceuticals, Inc.	2,402,400	1.2
19,300		WellPoint, Inc.	1,259,904	0.6
58,500	@	Wright Medical Group, Inc.	1,045,980	0.5
49,613	@	Zimmer Holdings, Inc.	2,654,296	1.4
			182,633,938	93.7
		Industrials: 0.3%
17,000		Pall Corp.	720,800	0.3
		Total Common Stock
		(Cost $194,638,928)	183,354,738	94.0

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
WARRANTS: 0.0%
		Health Care: 0.0%
133,228		Novavax, Inc.	$34,640	0.0
		Total Warrants
		(Cost $—)	34,640	0.0
		Total Long-Term Investments
		(Cost $194,638,928)	183,389,378	94.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
		Securities Lending Collateral(cc)(1): 0.5%
962,617		BNY Mellon Overnight Government Fund
		(Cost $962,616)	$962,616	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 7.8%
15,127,605		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $15,127,605)	$15,127,605	7.8
		Total Short-Term Investments
		(Cost $16,090,221)	16,090,221	8.3
		Total Investments in Securities (Cost $210,729,149)*	$199,479,599	102.3
		Liabilities in Excess of Other Assets	(4,546,942)	(2.3)
		Net Assets	$194,932,657	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $211,689,704.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$6,403,108
		Gross Unrealized Depreciation	(18,613,213)
		Net Unrealized depreciation	$(12,210,105)

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Health Care	$167,689,127	$14,944,811	$—	$182,633,938
Industrials	720,800	—	—	720,800
Total Common Stock	168,409,927	14,944,811	—	183,354,738
Warrants	—	34,640	—	34,640
Short-Term Investments	15,127,605	—	—	16,090,221
Total Investments, at value	$183,537,532	$14,979,451	$—	$199,479,599
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,462,579	—	1,462,579
Total Assets	$183,537,532	$16,442,030	$—	$200,942,178
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(916,904)	$—	$(916,904)
Total Liabilities	$—	$(916,904)	$—	$(916,904)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2011 (Unaudited) (continued)

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Swiss Franc	686,000	Buy	10/07/11	$771,796	$756,942	$(14,854)
The Bank of New York Mellon Corp.	Danish Krone	1,075,000	Buy	10/07/11	200,545	193,532	(7,013)
The Bank of New York Mellon Corp.	EU Euro	830,000	Buy	10/07/11	1,204,012	1,111,930	(92,082)
Citigroup, Inc.	Swiss Franc	335,000	Buy	10/07/11	427,289	369,643	(57,646)
Citigroup, Inc.	Hong Kong Sar Dollar	2,800,000	Buy	10/07/11	359,553	359,586	33
Citigroup, Inc.	EU Euro	410,000	Buy	10/07/11	582,140	549,267	(32,873)
Citigroup, Inc.	EU Euro	365,000	Buy	10/07/11	518,235	488,982	(29,253)
Citigroup, Inc.	EU Euro	305,000	Buy	10/07/11	431,005	408,601	(22,404)
Citigroup, Inc.	EU Euro	1,105,000	Buy	10/07/11	1,580,426	1,480,341	(100,085)
Citigroup, Inc.	Swiss Franc	393,000	Buy	10/07/11	488,971	433,641	(55,330)
Deutsche Bank AG	Danish Krone	751,000	Buy	10/07/11	145,011	135,203	(9,808)
Deutsche Bank AG	EU Euro	200,000	Buy	10/07/11	287,177	267,935	(19,242)
Deutsche Bank AG	Swiss Franc	330,000	Buy	10/07/11	430,415	364,126	(66,289)
Deutsche Bank AG	Danish Krone	1,135,000	Buy	10/07/11	217,988	204,334	(13,654)
Deutsche Bank AG	Swiss Franc	80,000	Buy	10/07/11	105,764	88,274	(17,490)
Deutsche Bank AG	Hong Kong Sar Dollar	3,230,000	Buy	10/07/11	414,039	414,809	770
Citigroup, Inc.	EU Euro	990,000	Buy	10/07/11	1,402,690	1,326,278	(76,412)
Royal Bank of Canada	EU Euro	1,100,000	Buy	10/07/11	1,564,772	1,473,642	(91,130)
Royal Bank of Canada	Swiss Franc	701,000	Buy	10/07/11	897,970	773,493	(124,477)
Royal Bank of Scotland	British Pound	153,000	Buy	10/07/11	251,877	238,572	(13,305)
UBS Warburg LLC	EU Euro	301,000	Buy	10/07/11	434,513	403,243	(31,270)
UBS Warburg LLC	Swiss Franc	140,000	Buy	10/07/11	196,764	154,477	(42,287)
							$(916,101)
The Bank of New York Mellon Corp.	Swiss Franc	14,000	Sell	10/07/11	15,467	15,448	19
The Bank of New York Mellon Corp.	British Pound	643,000	Sell	10/07/11	1,008,719	1,002,625	6,094
Citigroup, Inc.	British Pound	567,000	Sell	10/07/11	895,413	884,119	11,294
Citigroup, Inc.	British Pound	600,000	Sell	10/07/11	982,175	935,575	46,600
Citigroup, Inc.	British Pound	175,000	Sell	10/07/11	284,983	272,876	12,107
Citigroup, Inc.	British Pound	60,000	Sell	10/07/11	96,971	93,558	3,413
Citigroup, Inc.	EU Euro	7,757,000	Sell	10/07/11	11,196,593	10,391,859	804,734
Citigroup, Inc.	Danish Krone	2,961,000	Sell	10/07/11	572,847	533,069	39,778
Citigroup, Inc.	Hong Kong Sar Dollar	6,030,000	Sell	10/07/11	775,363	774,395	968
Citigroup, Inc.	British Pound	60,000	Sell	10/07/11	96,528	93,557	2,971
Citigroup, Inc.	Swiss Franc	3,731,000	Sell	10/07/11	4,420,637	4,116,835	303,802
Citigroup, Inc.	Canadian Dollar	444,000	Sell	10/07/11	460,674	423,630	37,044
Deutsche Bank AG	EU Euro	622,000	Sell	10/07/11	889,585	833,278	56,307
Citigroup, Inc.	EU Euro	1,000,000	Sell	10/07/11	1,417,332	1,339,675	77,657
UBS Warburg LLC	Swiss Franc	407,000	Sell	10/07/11	508,077	449,089	58,988
							$1,461,776

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
			Financials: 0.2%
590,000			Bear Stearns Cos., Inc., 5.430%, 03/10/14	$587,510	0.1
445,000			International Bank for Reconstruction & Development, 5.080%, 12/10/13	452,761	0.0
800,000			SLM Corp., 5.749%, 01/31/14	762,168	0.1

			Total Corporate Bonds/Notes
			(Cost $1,763,835)	1,802,439	0.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
241,467			GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	242,631	0.0
			Total Collateralized Mortgage Obligations
			(Cost $231,554)	242,631	0.0
ASSET-BACKED SECURITIES: 0.0%
			Other Asset-Backed Securities: 0.0%
131,135			Countrywide Asset-Backed Certificates, 0.285%, 07/25/37	127,775	0.0
			Total Asset-Backed Securities
			(Cost $127,222)	127,775	0.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.0%
			Federal Home Loan Mortgage Corporation: 8.0%##
5,280,279			4.000%, due 11/01/39	5,538,792	0.6
50,117,382			4.000%, due 01/01/41	52,555,384	5.7
14,501,185			4.000%, due 09/01/41	15,202,076	1.7
				73,296,252	8.0
			Federal National Mortgage Association: 8.0%##
68,778,571			4.500%, due 08/01/41	73,080,810	8.0
			Government National Mortgage Association: 8.0%
68,180,962			4.000%, due 07/15/41	73,064,571	8.0
			Total U.S. Government Agency Obligations
			(Cost $220,903,046)	219,441,633	24.0
FOREIGN GOVERNMENT BONDS: 11.2%
EUR	49,360,841		Deutsche Bundesrepublik Inflation Linked, 1.500%, 04/15/16	71,668,812	7.8
EUR	19,015,360		France Government Bond OAT, 1.600%, 07/25/15	27,032,326	3.0
EUR	1,893,537		Hellenic Republic Government Bond, 2.300%, 07/25/30	801,140	0.1
EUR	2,878,440		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	3,146,640	0.3
			Total Foreign Government Bonds
			(Cost $104,722,810)	102,648,918	11.2
U.S. TREASURY OBLIGATIONS: 51.3%
			Treasury Inflation Indexed Protected Securities: 51.3%
1,535,000			3.000%, due 07/15/12	1,983,305	0.2
4,000,000			1.125%, due 01/15/21	4,515,787	0.5
25,109,000			1.750%, due 01/15/28	31,420,540	3.4
7,320,000			2.000%, due 01/15/26	9,917,937	1.1
39,411,500			2.375%, due 01/15/25	58,440,621	6.4
12,807,000			2.375%, due 01/15/27	17,969,192	2.0
23,680,000			2.500%, due 01/15/29	32,023,201	3.5
3,560,000			3.625%, due 04/15/28	7,163,378	0.8
17,448,000			3.875%, due 04/15/29	36,128,767	3.9
50,081,200			0.125%, due 04/15/16	52,953,070	5.8
55,431,800			0.500%, due 04/15/15	60,139,782	6.6
3,527,900			0.625%, due 07/15/21	3,695,191	0.4
37,569,400			2.125%, due 02/15/41	49,701,693	5.4
30,000			3.375%, due 01/15/12	38,498	0.0
770,000			0.625%, due 04/15/13	838,140	0.1
965,000			1.250%, due 04/15/14	1,079,412	0.1
5,813,000			1.375%, due 07/15/18	6,758,657	0.7
855,000			1.625%, due 01/15/15	1,088,676	0.1
8,376,000			1.625%, due 01/15/18	10,117,304	1.1
1,800,000			1.875%, due 07/15/13	2,318,625	0.3
23,343,100			1.875%, due 07/15/15	29,773,219	3.3
9,474,000			1.875%, due 07/15/19	11,553,839	1.3
14,196,000			2.000%, due 04/15/12	15,954,522	1.7
925,000			2.000%, due 01/15/14	1,201,233	0.1
769,500			2.000%, due 07/15/14	992,393	0.1
90,000			2.125%, due 01/15/19	110,449	0.0
11,751,300			2.125%, due 02/15/40	15,666,795	1.7
4,625,000			2.375%, due 01/15/17	5,960,164	0.7
110,000			3.375%, due 04/15/32	206,906	0.0
			Total U.S. Treasury Obligations
			(Cost $445,365,665)	469,711,296	51.3

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
			Options on Interest Rate Swaptions: 0.4%
5,800,000		@	Call OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Receives, Strike @ 4.415%, Exp. 01/14/13 Counterparty: Citigroup, Inc.	$1,042,338	0.1
10,500,000		@	Call OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Receives, Strike @ 4.305%, Exp. 01/14/13 Counterparty: Citigroup, Inc.	1,791,296	0.2

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
		Options on Interest Rate Swaptions (continued)
5,800,000	@	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike @ 4.415%, Exp. 01/14/13 Counterparty: Citigroup, Inc.	$38,039	0.0
10,500,000	@	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike @ 4.305%, Exp. 01/14/13 Counterparty: Citigroup, Inc.	76,360	0.0
9,000,000	@	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike @ 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	176,550	0.1
			3,124,583	0.4
		Total Purchased Options
		(Cost $1,895,560)	3,124,583	0.4
		Total Long-Term Investments
		(Cost $775,009,692)	797,099,275	87.1

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.6%
		Mutual Funds: 12.6%
115,825,236		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $115,825,236)	$115,825,236	12.6
		Total Short-Term Investments
		(Cost $115,825,236)	115,825,236	12.6
		Total Investments in Securities (Cost $890,834,928)*	$912,924,511	99.7
		Assets in Excess of Other Liabilities	3,059,040	0.3
		Net Assets	$915,983,551	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	EUR	EU Euro
		Cost for federal income tax purposes is $892,273,695.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$27,973,785
		Gross Unrealized Depreciation	(7,322,969)
		Net Unrealized appreciation	$20,650,816

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Purchased Options	$—	$3,124,583	$—	$3,124,583
Corporate Bonds/Notes	—	1,802,439	—	1,802,439
Collateralized Mortgage Obligations	—	242,631	—	242,631
Foreign Government Bonds	—	102,648,918	—	102,648,918
U.S. Government Agency Obligations	—	219,441,633	—	219,441,633
U.S. Treasury Obligations	—	469,711,296	—	469,711,296
Short-Term Investments	115,825,236	—	—	115,825,236
Asset-Backed Securities	—	127,775	—	127,775
Total Investments, at value	$115,825,236	$797,099,275	$—	$912,924,511
Other Financial Instruments+
Swaps	—	2,749,514	—	2,749,514
Futures	1,166,952	—	—	1,166,952
Forward Foreign Currency Contracts	—	1,094,449	—	1,094,449
Total Assets	$116,992,188	$800,943,238	$—	$917,935,426
Liabilities Table
Other Financial Instruments+
Futures	$(4,404,981)	$—	$—	$(4,404,981)
Swaps	—	(2,580,212)	—	(2,580,212)
Written Options	(74,813)	(9,728,722)	—	(9,803,535)
Forward Foreign Currency Contracts	—	(71,371)	—	(71,371)
Total Liabilities	$(4,479,794)	$(12,380,305)	$—	$(16,860,099)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Royal Bank of Scotland	EU Euro	700,000	Buy	10/26/11	$1,009,008	$937,637	$(71,371)
							$(71,371)

Deutsche Bank AG	EU Euro	3,178,000	Sell	10/26/11	$4,556,410	$4,256,873	$299,537
Royal Bank of Scotland	EU Euro	73,910,000	Sell	10/26/11	99,796,017	99,001,105	794,912
							$1,094,449

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	819	12/20/11	$106,546,781	$294,702
U.S. Treasury 5-Year Note	72	12/30/11	8,818,875	6,449
			$115,365,656	$301,151
Short Contracts
90-Day Bank Accepted Bills	206	12/08/11	197,259,212	106,882
Canadian Bankers’ Acceptance	378	03/19/12	89,368,737	(189,869)
Euro-Bobl 5-Year	562	12/08/11	91,956,244	627,742
Euro-Bund	55	12/08/11	10,057,408	50,250
U.S. Treasury 2-Year Note	524	12/30/11	115,386,435	80,927
U.S. Treasury Long Bond	372	12/20/11	53,056,500	(2,119,116)
U.S. Treasury Ultra Long Bond	291	12/20/11	46,159,875	(2,095,996)
			$603,244,411	$(3,539,180)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.639% Counterparty: Citigroup, Inc.	06/21/13	USD	46,800,000	$(65,027)	$—	$(65,027)
Receive a fixed rate equal to 3.378% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	05/04/21	USD	6,700,000	784,698	—	784,698
Receive a fixed rate equal to 2.708% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	08/08/21	USD	15,500,000	872,680	—	872,680
Receive a fixed rate equal to 1.840% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/15	USD	9,700,000	(88,804)	—	(88,804)
Receive a fixed rate equal to 1.161% and pay a floating rate basedon the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	09/23/16	USD	2,300,000	(9,468)	—	(9,468)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.185% Counterparty: Deutsche Bank AG	09/28/16	USD	1,300,000	4,078	—	4,078
Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/20	USD	5,100,000	(95,365)	—	(95,365)
Receive a fixed rate equal to 3.260% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	05/09/21	USD	5,800,000	618,829	—	618,829
Receive a fixed rate equal to 2.665% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	06/23/21	USD	8,205,000	401,326	—	401,326
Receive a fixed rate equal to 2.170% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	09/13/21	USD	10,400,000	67,903	—	67,903
				$2,490,850	$—	$2,490,850

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements on Commodity Indices Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive positive total return on the Barclays U.S. Government Inflation-linked Bond Index. Pay a floating rate based on 1-month USD-LIBOR-BBA and, if negative, the absolute value on the total return of the index. Counterparty: Barclays Bank PLC	10/26/11	USD	329,547,000	$(2,321,548)	$—	$(2,321,548)
				$(2,321,548)	$—	$(2,321,548)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on September 30, 2011:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
30-Year U.S. Treasury Bond	USD	133.00	11/25/11	126	$365,873	$(74,813)
					$365,873	$(74,813)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on September 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.130%	12/16/11	USD	11,800,000	$484,980	$(746)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.910%	03/19/12	USD	14,000,000	533,750	(19,384)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.450%	11/14/11	USD	9,800,000	20,090	(26,501)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.450%	11/14/11	USD	6,100,000	14,030	(16,495)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.990%	12/19/11	USD	10,500,000	422,625	(1,168)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.010%	02/02/12	USD	11,700,000	453,960	(5,926)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.130%	12/16/11	USD	8,000,000	330,000	(506)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	4.130%	12/16/11	USD	11,800,000	484,980	(2,120,604)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	2.150%	09/09/13	USD	9,000,000	202,680	(259,903)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	3.910%	03/19/12	USD	14,000,000	533,750	(2,154,571)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.990%	12/19/11	USD	10,500,000	422,625	(1,751,896)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	4.010%	02/02/12	USD	11,700,000	453,960	(1,933,324)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	4.130%	12/16/11	USD	8,000,000	330,000	(1,437,698)
					Total Written Swaptions			$4,687,430	$(9,728,722)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Credit contracts	$(2,321,548)
Foreign exchange contracts	1,023,078
Interest rate contracts	(7,426,131)
Total	$(8,724,601)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 17.3%
80,000	@	Apollo Group, Inc. - Class A	$3,168,800	1.1
63,000	@	Bed Bath & Beyond, Inc.	3,610,530	1.2
133,000	@, L	Career Education Corp.	1,735,650	0.6
135,000		CBS Corp. - Class B	2,751,300	0.9
247,000		Chico’s FAS, Inc.	2,823,210	0.9
63,000		Coach, Inc.	3,265,290	1.1
57,000		DeVry, Inc.	2,106,720	0.7
124,000	@	Dish Network Corp.	3,107,440	1.0
122,000		Expedia, Inc.	3,141,500	1.0
38,000	@	Federal Mogul Corp.	560,500	0.2
1,000	@	Hyatt Hotels Corp.	31,370	0.0
47,000	@, L	ITT Educational Services, Inc.	2,706,260	0.9
38,000		John Wiley & Sons, Inc.	1,687,960	0.6
15,000		Nordstrom, Inc.	685,200	0.2
78,000		Petsmart, Inc.	3,326,700	1.1
63,000		Polaris Industries, Inc.	3,148,110	1.0
45,000	@	Tempur-Pedic International, Inc.	2,367,450	0.8
66,000		Time Warner Cable, Inc.	4,136,220	1.4
63,000	@	TRW Automotive Holdings Corp.	2,061,990	0.7
57,000		Weight Watchers International, Inc.	3,320,250	1.1
75,000		Williams-Sonoma, Inc.	2,309,250	0.8
			52,051,700	17.3
		Consumer Staples: 7.8%
12,000		Coca-Cola Co.	810,720	0.3
139,000		Coca-Cola Enterprises, Inc.	3,458,320	1.1
68,000		Herbalife Ltd.	3,644,800	1.2
144,000		Kroger Co.	3,162,240	1.0
128,000		Philip Morris International, Inc.	7,984,640	2.7
133,000		Walgreen Co.	4,374,370	1.5
			23,435,090	7.8
		Energy: 5.2%
19,000		Chevron Corp.	1,757,880	0.6
146,000	@, L	Exterran Holdings, Inc.	1,419,120	0.5
100,000		ExxonMobil Corp.	7,263,000	2.4
85,000		HollyFrontier Corp.	2,228,700	0.7
70,000		Marathon Oil Corp.	1,510,600	0.5
33,000	L	Murphy Oil Corp.	1,457,280	0.5
			15,636,580	5.2
		Financials: 1.9%
124,000		Discover Financial Services	2,844,560	0.9
127,000	@	Nasdaq Stock Market, Inc.	2,938,780	1.0
			5,783,340	1.9
		Health Care: 21.1%
68,000		Aetna, Inc.	2,471,800	0.8
115,000	@	Agilent Technologies, Inc.	3,593,750	1.2
27,000	@	Alexion Pharmaceuticals, Inc.	1,729,620	0.6
61,000	@	AMERIGROUP Corp.	2,379,610	0.8
82,000	L	AmerisourceBergen Corp.	3,056,140	1.0
74,000		Baxter International, Inc.	4,154,360	1.4
45,000	@	Biogen Idec, Inc.	4,191,750	1.4
71,000		Bristol-Myers Squibb Co.	2,227,980	0.7
71,000		Cardinal Health, Inc.	2,973,480	1.0
71,000	@	Covance, Inc.	3,226,950	1.1
87,000	@	Coventry Health Care, Inc.	2,506,470	0.8
111,000		Eli Lilly & Co.	4,103,670	1.4
121,000	@	Gilead Sciences, Inc.	4,694,800	1.6
430,000	@	Health Management Associates, Inc.	2,975,600	1.0
72,000		Hill-Rom Holdings, Inc.	2,161,440	0.7
30,000	@, L	Idexx Laboratories, Inc.	2,069,100	0.7
42,000	@	Kinetic Concepts, Inc.	2,767,380	0.9
33,000		Lincare Holdings, Inc.	742,500	0.2
11,000		McKesson Corp.	799,700	0.3
180,000	@	Myriad Genetics, Inc.	3,373,200	1.1
84,000	@, L	United Therapeutics Corp.	3,149,160	1.0
56,000		UnitedHealth Group, Inc.	2,582,720	0.9
109,000		Warner Chilcott PLC	1,558,700	0.5
			63,489,880	21.1
		Industrials: 3.8%
75,000		Chicago Bridge & Iron Co. NV	2,147,250	0.7
24,000		Copa Holdings S.A.	1,470,480	0.5
60,000		Iron Mountain, Inc.	1,897,200	0.6
109,000		KBR, Inc.	2,575,670	0.9
47,000		Lockheed Martin Corp.	3,414,080	1.1
			11,504,680	3.8
		Information Technology: 35.2%
142,000	L	Activision Blizzard, Inc.	1,689,800	0.6
90,000		Altera Corp.	2,837,700	0.9
32,000	@	Apple, Inc.	12,197,760	4.1
311,000		Applied Materials, Inc.	3,218,850	1.1
94,000	@	Autodesk, Inc.	2,611,320	0.9
100,000		Avago Technologies Ltd.	3,277,000	1.1
344,000	@	Cadence Design Systems, Inc.	3,178,560	1.0
111,000		Cypress Semiconductor Corp.	1,661,670	0.5
294,000	@	Dell, Inc.	4,160,100	1.4
72,000		DST Systems, Inc.	3,155,760	1.0
175,000	@	Fortinet, Inc.	2,940,000	1.0
79,000		Global Payments, Inc.	3,190,810	1.1
1,000	@	Google, Inc. - Class A	514,380	0.2
26,000		International Business Machines Corp.	4,550,780	1.5
255,000		Intersil Corp.	2,623,950	0.9
87,000		KLA-Tencor Corp.	3,330,360	1.1
501,000	@	LSI Logic Corp.	2,595,180	0.9
145,000		Maxim Integrated Products	3,382,850	1.1
442,000		Microsoft Corp.	11,001,380	3.7
94,000	@, L	Novellus Systems, Inc.	2,562,440	0.8

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
253,000	@	Nvidia Corp.	$3,162,500	1.0
245,000	@	QLogic Corp.	3,106,600	1.0
80,000	@, L	Rackspace Hosting, Inc.	2,731,200	0.9
251,000	@	SAIC, Inc.	2,964,310	1.0
190,000		Seagate Technology	1,953,200	0.6
238,000	@	Symantec Corp.	3,879,400	1.3
217,000	@, L	Teradyne, Inc.	2,389,170	0.8
103,000	@	TIBCO Software, Inc.	2,306,170	0.8
78,000	@	Western Digital Corp.	2,006,160	0.7
232,000		Western Union Co.	3,547,280	1.2
106,000	L	Xilinx, Inc.	2,908,640	1.0
			105,635,280	35.2
		Materials: 5.4%
221,000		Alcoa, Inc.	2,114,970	0.7
21,000		CF Industries Holdings, Inc.	2,591,190	0.9
126,000		International Paper Co.	2,929,500	1.0
110,000		LyondellBasell Industries NV	2,687,300	0.9
63,000		RPM International, Inc.	1,178,100	0.4
40,000		Westlake Chemical Corp.	1,371,200	0.4
97,000	@	WR Grace & Co.	3,230,100	1.1
			16,102,360	5.4
		Telecommunication Services: 0.7%
1,448,000	@, L	Level 3 Communications, Inc.	2,157,520	0.7

		Telecommunications: 0.9%
319,000	@	MetroPCS Communications, Inc.	2,778,490	0.9

		Total Common Stock
		(Cost $328,749,435)	298,574,920	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
		Securities Lending Collateral(cc)(1): 4.5%
468,580	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$374,864	0.1
13,198,811		BNY Mellon Overnight Government Fund	13,198,811	4.4
			13,573,675	4.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
1,998,067		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,998,067)	$1,998,067	0.7

		Total Short-Term Investments
		(Cost $15,665,458)	15,571,742	5.2

		Total Investments in Securities (Cost $344,414,893)*	$314,146,662	104.5
		Liabilities in Excess of Other Assets	(13,622,526)	(4.5)
		Net Assets	$300,524,136	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $345,451,641.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$11,225,593
		Gross Unrealized Depreciation	(42,530,572)
		Net Unrealized depreciation	$(31,304,979)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$298,574,920	$—	$—	$298,574,920
Short-Term Investments	15,196,878	—	374,864	15,571,742
Total Investments, at value	$313,771,798	$—	$374,864	$314,146,662

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864
Total Investments, at value	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Australia: 10.0%
4,885,271	Dexus Property Group	$3,850,646	1.1
6,209,900	Goodman Group	3,402,345	1.0
1,910,840	GPT Group	5,747,309	1.6
4,158,600	Investa Office Fund	2,424,562	0.7
93,964	Lend Lease Corp., Ltd.	631,062	0.2
1,951,810	Mirvac Group	2,145,829	0.6
844,820	Stockland	2,351,535	0.7
1,253,302	Westfield Group	9,294,098	2.7
2,180,452	Westfield Retail Trust	5,074,500	1.4
		34,921,886	10.0
	Brazil: 0.5%
103,000	BR Malls Participacoes S.A.	1,032,054	0.3
55,400	Sonae Sierra Brasil SA	651,453	0.2
		1,683,507	0.5
	Canada: 3.7%
39,600	Brookfield Asset Management, Inc. - Class A	1,090,980	0.3
247,700	Brookfield Properties Co.	3,410,829	1.0
83,000	Calloway Real Estate Investment Trust	2,037,971	0.6
25,600	Canadian Real Estate Investment Trust	871,412	0.3
60,400	Primaris Retail Real Estate	1,181,601	0.3
175,300	RioCan Real Estate Investment Trust	4,349,461	1.2
		12,942,254	3.7
	China: 0.4%
907,000	Longfor Properties Co., Ltd.	900,345	0.2
1,016,000	Soho China Ltd.	641,456	0.2
		1,541,801	0.4
	France: 5.2%
24,630	ICADE	1,924,361	0.5
72,120	Klepierre	2,021,615	0.6
52,117	Mercialys	1,857,156	0.5
10,070	Societe Immobiliere de Location pour l’Industrie et le Commerce	972,192	0.3
64,989	Unibail	11,596,397	3.3
		18,371,721	5.2
	Germany: 0.5%
59,060	GSW Immobilien AG	1,681,415	0.5

	Hong Kong: 10.0%
753,470	Cheung Kong Holdings Ltd.	8,168,087	2.3
517,100	Great Eagle Holding Co.	1,115,796	0.3
421,000	Hang Lung Group Ltd.	2,145,121	0.6
1,212,694	Hang Lung Properties Ltd.	3,608,160	1.0
537,013	Hongkong Land Holdings Ltd.	2,379,281	0.7
340,000	Kerry Properties Ltd.	1,085,229	0.3
1,833,600	Link Real Estate Investment Trust	5,793,083	1.7
755,400	Sun Hung Kai Properties Ltd.	8,665,958	2.5
410,392	Wharf Holdings Ltd.	2,024,740	0.6
		34,985,455	10.0
	Japan: 14.0%
808	Advance Residence Investment Corp.	1,463,618	0.4
32,017	Daito Trust Construction Co., Ltd.	2,935,291	0.9
188,500	Daiwa House Industry Co., Ltd.	2,413,617	0.7
288	Frontier Real Estate Investment Corp.	2,549,393	0.7
476	Japan Real Estate Investment Corp.	4,653,660	1.3
1,383	Japan Retail Fund Investment Corp.	2,223,593	0.6
320	Kenedix Realty Investment Corp.	1,042,809	0.3
832,957	Mitsubishi Estate Co., Ltd.	13,511,076	3.9
622,082	Mitsui Fudosan Co., Ltd.	9,827,150	2.8
248	Nippon Accommodations Fund, Inc.	1,756,508	0.5
399	Nippon Building Fund, Inc.	4,130,570	1.2
91,000	Nomura Real Estate Holdings, Inc.	1,376,754	0.4
956	United Urban Investment Corp.	1,001,037	0.3
		48,885,076	14.0
	Netherlands: 0.6%
43,040	Corio NV	1,983,141	0.6

	Singapore: 4.5%
1,422,000	Ascendas Real Estate Investment Trust	2,192,772	0.6
3,408,000	CapitaCommercial Trust	2,603,317	0.8
2,228,050	CapitaLand Ltd.	4,157,113	1.2
1,571,879	CapitaMall Trust	2,179,845	0.6
368,500	Frasers Centrepoint Trust	403,462	0.1
2,799,500	Global Logistic Properties Ltd.	3,510,653	1.0
358,000	Keppel Land Ltd.	699,264	0.2
		15,746,426	4.5
	Sweden: 0.5%
87,180	Castellum AB	1,062,284	0.3
70,990	Hufvudstaden AB	685,430	0.2
		1,747,714	0.5
	Switzerland: 0.8%
8,380	PSP Swiss Property AG	752,065	0.2
27,490	Swiss Prime Site AG	2,214,936	0.6
		2,967,001	0.8

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: 4.5%
533,817		British Land Co. PLC	$3,932,039	1.1
125,910		Derwent Valley Holdings PLC	2,806,168	0.8
236,971		Grainger PLC	318,077	0.1
368,500		Great Portland Estates PLC	1,941,747	0.5
467,129		Hammerson PLC	2,734,805	0.8
267,596		Land Securities Group PLC	2,659,534	0.8
415,800		Safestore Holdings Ltd.	660,468	0.2
164,022		Segro PLC	559,526	0.2
			15,612,364	4.5
		United States: 42.6%
43,200		Alexandria Real Estate Equities, Inc.	2,652,048	0.8
154,000		Apartment Investment & Management Co.	3,406,480	1.0
74,725		AvalonBay Communities, Inc.	8,522,386	2.4
109,900		Boston Properties, Inc.	9,792,090	2.8
89,000		BRE Properties, Inc.	3,768,260	1.1
268,000		DDR Corp.	2,921,200	0.8
216,300		Equity Residential	11,219,481	3.2
50,500		Federal Realty Investment Trust	4,161,705	1.2
405,382		General Growth Properties, Inc.	4,905,122	1.4
142,700		HCP, Inc.	5,003,062	1.4
109,000		Health Care Real Estate Investment Trust, Inc.	5,101,200	1.5
37,500		Highwoods Properties, Inc.	1,059,750	0.3
469,621		Host Hotels & Resorts, Inc.	5,137,654	1.5
161,000		Kimco Realty Corp.	2,419,830	0.7
157,300		Liberty Property Trust	4,579,003	1.3
149,165		Macerich Co.	6,358,904	1.8
77,000		Pebblebrook Hotel Trust	1,205,050	0.3
352,927		ProLogis, Inc.	8,558,480	2.4
69,094		Public Storage, Inc.	7,693,617	2.2
168,361		Simon Property Group, Inc.	18,516,343	5.3
79,600		SL Green Realty Corp.	4,628,740	1.3
54,600		Starwood Hotels & Resorts Worldwide, Inc.	2,119,572	0.6
63,600		Tanger Factory Outlet Centers, Inc.	1,654,236	0.5
60,700		Taubman Centers, Inc.	3,053,817	0.9
260,675		UDR, Inc.	5,771,344	1.6
135,070		Ventas, Inc.	6,672,458	1.9
114,131		Vornado Realty Trust	8,516,455	2.4
			149,398,287	42.6

		Total Common Stock
		(Cost $286,956,117)	342,468,048	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateral(cc)(1): 2.1%
372,743	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$298,194	0.0
7,358,657		BNY Mellon Overnight Government Fund	7,358,657	2.1
			7,656,851	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.1%
7,184,154		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,184,154)	$7,184,154	2.1

		Total Short-Term Investments
		(Cost $14,915,554)	14,841,005	4.2

		Total Investments in Securities (Cost $301,871,671)*	$357,309,053	102.0
		Liabilities in Excess of Other Assets	(6,998,999)	(2.0)
		Net Assets	$350,310,054	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $353,035,455.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$49,688,500
		Gross Unrealized Depreciation	(45,414,902)
		Net Unrealized appreciation	$4,273,598

Sector Diversification	Percentage of Net Assets
Financials	97.8%
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$34,921,886	$—	$34,921,886
Brazil	1,683,507	—	—	1,683,507
Canada	12,942,254	—	—	12,942,254
China	—	1,541,801	—	1,541,801
France	—	18,371,721	—	18,371,721
Germany	1,681,415	—	—	1,681,415
Hong Kong	—	34,985,455	—	34,985,455
Japan	—	48,885,076	—	48,885,076
Netherlands	—	1,983,141	—	1,983,141
Singapore	—	15,746,426	—	15,746,426
Sweden	—	1,747,714	—	1,747,714
Switzerland	—	2,967,001	—	2,967,001
United Kingdom	—	15,612,364	—	15,612,364
United States	149,398,287	—	—	149,398,287
Total Common Stock	165,705,463	176,762,585	—	342,468,048
Short-Term Investments	7,184,154	—	298,194	14,841,005
Total Investments, at value	$172,889,617	$176,762,585	$298,194	$357,309,053

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194
Total Investments, at value	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Financials: 99.1%
91,571		Alexandria Real Estate Equities, Inc.	$5,621,544	1.1
207,500		American Campus Communities, Inc.	7,721,075	1.6
386,278		Apartment Investment & Management Co.	8,544,469	1.7
199,200		Associated Estates Realty Corp.	3,079,632	0.6
182,692		AvalonBay Communities, Inc.	20,836,023	4.2
295,796		Boston Properties, Inc.	26,355,424	5.3
273,420		BRE Properties, Inc.	11,576,603	2.3
220,100		Brookfield Properties Co.	3,030,777	0.6
302,500		Colonial Properties Trust	5,493,400	1.1
525,700		CubeSmart	4,484,221	0.9
575,200		DDR Corp.	6,269,680	1.3
85,857	L	Digital Realty Trust, Inc.	4,735,872	1.0
396,000		Douglas Emmett, Inc.	6,771,600	1.4
138,166		Equity Lifestyle Properties, Inc.	8,663,008	1.7
622,671		Equity Residential	32,297,945	6.5
137,088		Federal Realty Investment Trust	11,297,422	2.3
1,047,353		General Growth Properties, Inc.	12,672,971	2.5
669,552		HCP, Inc.	23,474,493	4.7
399,800		Health Care Real Estate Investment Trust, Inc.	18,710,640	3.8
53,547	L	Highwoods Properties, Inc.	1,513,238	0.3
1,409,568		Host Hotels & Resorts, Inc.	15,420,674	3.1
246,100		Hudson Pacific Properties, Inc.	2,862,143	0.6
227,700		Kilroy Realty Corp.	7,127,010	1.4
837,678		Kimco Realty Corp.	12,590,300	2.5
332,100		LaSalle Hotel Properties	6,376,320	1.3
372,045		Liberty Property Trust	10,830,230	2.2
369,423		Macerich Co.	15,748,503	3.2
202,600		Pebblebrook Hotel Trust	3,170,690	0.6
959,384		ProLogis, Inc.	23,265,062	4.7
210,764		Public Storage, Inc.	23,468,571	4.7
536,511		Simon Property Group, Inc.	59,005,480	11.9
207,754		SL Green Realty Corp.	12,080,895	2.4
71,500		Starwood Hotels & Resorts Worldwide, Inc.	2,775,630	0.6
220,998		Tanger Factory Outlet Centers, Inc.	5,748,158	1.2
165,974		Taubman Centers, Inc.	8,350,152	1.7
582,203		UDR, Inc.	12,889,974	2.6
473,495		Ventas, Inc.	23,390,653	4.7
321,733		Vornado Realty Trust	24,007,716	4.8

		Total Common Stock
		(Cost $427,290,000)	492,258,198	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateral(cc)(1): 1.3%
3,758,883	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$3,007,107	0.5
3,758,883		BNY Mellon Overnight Government Fund	3,758,883	0.8
			6,765,990	1.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
4,808,107		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,808,107)	$4,808,107	1.0

		Total Short-Term Investments
		(Cost $12,325,873)	11,574,097	2.3

		Total Investments in Securities (Cost $439,615,873)*	$503,832,295	101.4
		Liabilities in Excess of Other Assets	(6,753,761)	(1.4)
		Net Assets	$497,078,534	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $474,969,435.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$87,579,390
		Gross Unrealized Depreciation	(58,716,530)
		Net Unrealized appreciation	$28,862,860

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$492,258,198	$—	$—	$492,258,198
Short-Term Investments	4,808,107	—	3,007,107	11,574,097
Total Investments, at value	$497,066,305	$—	$3,007,107	$503,832,295

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107
Total Investments, at value	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Core Growth And Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 10.5%
392,900		Comcast Corp. – Class A	$8,211,610	2.1
111,500	@	DIRECTV	4,710,875	1.2
268,300		International Game Technology	3,898,399	1.0
43,005	@	Liberty Media Corp. - Liberty Starz	2,733,398	0.7
198,500		Macy’s, Inc.	5,224,520	1.3
60,200		McDonald’s Corp.	5,286,764	1.4
280,500	L	Regal Entertainment Group	3,293,070	0.8
97,300		Starbucks Corp.	3,628,317	0.9
148,700		Wyndham Worldwide Corp.	4,239,437	1.1
			41,226,390	10.5
		Consumer Staples: 12.5%
340,100		Altria Group, Inc.	9,118,081	2.3
44,000		Coca-Cola Co.	2,972,640	0.8
176,700		Coca-Cola Enterprises, Inc.	4,396,296	1.1
133,700		General Mills, Inc.	5,143,439	1.3
51,600		Lorillard, Inc.	5,712,120	1.5
191,800		Procter & Gamble Co.	12,117,924	3.1
46,800	@	Ralcorp Holdings, Inc.	3,590,028	0.9
117,200		Wal-Mart Stores, Inc.	6,082,680	1.5
			49,133,208	12.5
		Energy: 11.8%
139,900		Arch Coal, Inc.	2,039,742	0.5
61,900	@	Cameron International Corp.	2,571,326	0.6
258,900		ExxonMobil Corp.	18,803,907	4.8
100,500		Halliburton Co.	3,067,260	0.8
63,800		National Oilwell Varco, Inc.	3,267,836	0.8
80,200		Range Resources Corp.	4,688,492	1.2
123,500		Royal Dutch Shell PLC - Class A ADR	7,597,720	1.9
77,100		Schlumberger Ltd.	4,605,183	1.2
			46,641,466	11.8
		Financials: 12.9%
196,500		Blackstone Group LP	2,354,070	0.6
199,400		Citigroup, Inc.	5,108,628	1.3
436,700		Fifth Third Bancorp.	4,410,670	1.1
280,800		JPMorgan Chase & Co.	8,457,696	2.1
105,200		Prudential Financial, Inc.	4,929,672	1.3
57,500		Reinsurance Group of America, Inc.	2,642,125	0.7
98,500		Travelers Cos., Inc.	4,799,905	1.2
245,600		US Bancorp.	5,781,424	1.5
338,200		Wells Fargo & Co.	8,157,384	2.1
209,900		XL Group PLC	3,946,120	1.0
			50,587,694	12.9
		Health Care: 12.0%
106,700		Abbott Laboratories	5,456,638	1.4
128,000		Cardinal Health, Inc.	5,360,640	1.3
86,300		Covidien PLC	3,805,830	1.0
103,300	@	Express Scripts, Inc.	3,829,331	1.0
193,000		Johnson & Johnson	12,296,030	3.1
170,700	@	Mylan Laboratories	2,901,900	0.7
351,200		Pfizer, Inc.	6,209,216	1.6
86,300		St. Jude Medical, Inc.	3,123,197	0.8
118,100		Teva Pharmaceutical Industries Ltd. ADR	4,395,682	1.1
			47,378,464	12.0
		Industrials: 8.8%
98,800		Boeing Co.	5,978,388	1 .5
78,400		Cooper Industries PLC	3,615,808	0 .9
83,400		Dover Corp.	3,886,440	1 .0
53,300	L	Fluor Corp.	2,481,115	0.6
81,800		General Dynamics Corp.	4,653,602	1 .2
128,600		General Electric Co.	1,959,864	0 .5
35,500	@	TransDigm Group, Inc.	2,899,285	0.8
84,300		Trinity Industries, Inc.	1,804,863	0 .5
68,700		Union Pacific Corp.	5,610,729	1 .4
45,200	@	WABCO Holdings, Inc.	1,711,272	0.4
			34,601,366	8.8
		Information Technology: 19.2%
195,100	@	Adobe Systems, Inc.	4,715,567	1.2
52,200	@	Apple, Inc.	19,897,596	5.1
24,700	@	Google, Inc. - Class A	12,705,186	3.2
533,300		Intel Corp.	11,375,289	2.9
217,600		Jabil Circuit, Inc.	3,871,104	1.0
256,500		Marvell Technology Group Ltd.	3,726,945	1.0
266,300		Oracle Corp.	7,653,462	1.9
234,600		Qualcomm, Inc.	11,408,598	2.9
			75,353,747	19.2
		Materials: 3.2%
71,000		Allegheny Technologies, Inc.	2,626,290	0.7
125,300		EI Du Pont de Nemours & Co.	5,008,241	1.3
81,400		Monsanto Co.	4,887,256	1.2
			12,521,787	3.2
		Telecommunications: 3.7%
299,100		AT&T, Inc.	8,530,332	2.2
180,300		CenturyTel, Inc.	5,971,536	1.5
			14,501,868	3.7
		Utilities: 3.9%
119,500		DTE Energy Co.	5,857,890	1.5
140,600		Exelon Corp.	5,990,966	1.5
228,800		NV Energy, Inc.	3,365,648	0.9
			15,214,504	3.9

		Total Common Stock
		(Cost $452,477,814)	387,160,494	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateral(cc)(1): 1.5%
1,618,796	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,295,037	0.4
4,390,095		BNY Mellon Overnight Government Fund	4,390,095	1.1
			5,685,132	1.5

PORTFOLIO OF INVESTMENTS
ING Core Growth And Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
2,041,400		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,041,400)	$2,041,400	0.5

		Total Short-Term Investments
		(Cost $8,050,291)	7,726,532	2.0

		Total Investments in Securities (Cost $460,528,105)*	$394,887,026	100.5
		Liabilities in Excess of Other Assets	(1,996,349)	(0.5)
		Net Assets	$392,890,677	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $463,348,846.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,501,382
		Gross Unrealized Depreciation	(70,963,202)
		Net Unrealized depreciation	$(68,461,820)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$387,160,494	$—	$—	$387,160,494
Short-Term Investments	6,431,495	—	1,295,037	7,726,532
Total Investments, at value	$393,591,989	$—	$1,295,037	$394,887,026

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037
Total Investments, at value	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
80,375		DFA Emerging Markets Core Equity Portfolio	$1,335,835	5.1
100,339		DFA International Real Estate Securities Portfolio	455,537	1.7
151,566		DFA International Vector Equity Portfolio	1,304,981	5.0
218,942		DFA Large Cap International Portfolio	3,575,316	13.7
347,980	@	VA Global Bond Portfolio	3,914,770	15.0
75,856	@	VA International Small Portfolio	722,152	2.8
142,557	@	VA International Value Portfolio	1,408,459	5.4
258,165	@	VA Short-Term Fixed Portfolio	2,646,191	10.1
70,328	@	VA U.S. Large Value Portfolio	902,311	3.4
93,766	@	VA U.S. Targeted Value Portfolio	894,529	3.4
377,818		DFA Selectively Hedged Global Fixed Income Portfolio	3,906,637	15.0
215,076		DFA U.S. Core Equity 1 Portfolio	2,060,427	7.9
233,172		DFA U.S. Large Company Portfolio	2,079,897	8.0
52,774		DFA U.S. Small Cap Portfolio	940,436	3.6
		Total Mutual Funds
		(Cost $27,655,525)	26,147,478	100.1
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
55,591		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $55,591)	55,591	0.2
		Total Short-Term Investments
		(Cost $55,591)	55,591	0.2
		Total Investments in Securities (Cost $27,711,116)*	$26,203,069	100.3
		Liabilities in Excess of Other Assets	(78,530)	(0.3)
		Net Assets	$26,124,539	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $27,713,680.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$109,972
		Gross Unrealized Depreciation	(1,620,583)
		Net Unrealized depreciation	$(1,510,611)

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Mutual Funds	$26,147,478	$—	$—	$26,147,478
Short-Term Investments	55,591	—	—	55,591
Total Investments, at value	$26,203,069	$—	$—	$26,203,069

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.7%
800,112		DFA Emerging Markets Core Equity Portfolio	$13,297,854	8.5
1,021,318		DFA International Real Estate Securities Portfolio	4,636,783	3.0
1,350,094		DFA International Vector Equity Portfolio	11,624,311	7.5
2,243,325		DFA Large Cap International Portfolio	36,633,504	23.6
903,010	@	VA International Small Portfolio	8,596,657	5.5
1,195,274	@	VA International Value Portfolio	11,809,309	7.6
603,375	@	VA U.S. Large Value Portfolio	7,741,296	5.0
824,092	@	VA U.S. Targeted Value Portfolio	7,861,840	5.0
2,102,886		DFA U.S. Core Equity 1 Portfolio	20,145,646	13.0
2,786,122		DFA U.S. Large Company Portfolio	24,852,204	16.0
438,377		DFA U.S. Small Cap Portfolio	7,811,885	5.0
		Total Mutual Funds
		(Cost $172,523,288)	155,011,289	99.7
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
594,116		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $594,116)	594,116	0.4
		Total Short-Term Investments
		(Cost $594,116)	594,116	0.4
		Total Investments in Securities (Cost $173,117,404)*	$155,605,405	100.1
		Liabilities in Excess of Other Assets	(131,929)	(0.1)
		Net Assets	$155,473,476	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $173,589,940.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(17,984,535)
		Net Unrealized depreciation	$(17,984,535)

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Mutual Funds	$155,011,289	$—	$—	$155,011,289
Short-Term Investments	594,116	—	—	594,116
Total Investments, at value	$155,605,405	$—	$—	$155,605,405

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 18.9%
1,071,951		Advance Auto Parts, Inc.	$62,280,353	5.9
29,200		Anhanguera Educacional Participacoes SA	348,645	0.0
27,400		ASOS PLC	645,535	0.1
25,200		Autoliv, Inc.	1,222,200	0.1
30,200	@	BorgWarner, Inc.	1,828,006	0.2
7,200	@, L	Collective Brands, Inc.	93,312	0.0
41		CyberAgent, Inc.	109,503	0.0
1,392,000		Prime Success International Group	1,234,085	0.1
339,600		Dena Co., Ltd.	14,226,347	1.4
32,127		DeVry, Inc.	1,187,414	0.1
205,775	@	Discovery Communications, Inc. - Class A	7,741,256	0.7
1,282,767		Exide Industries Ltd.	3,375,736	0.3
135,144	@, L	Fuel Systems Solutions, Inc.	2,596,116	0.3
80,795		Gentex Corp.	1,943,120	0.2
321,005	@	Grand Canyon Education, Inc.	5,184,231	0.5
70,482		Guess ?, Inc.	2,008,032	0.2
699,723		Hasbro, Inc.	22,817,967	2.2
1,994		Interpublic Group of Cos., Inc.	14,357	0.0
191,320		Jubilant Foodworks Ltd.	3,082,460	0.3
23,575	@	K12, Inc.	600,220	0.1
400		Marisa Lojas SA	4,614	0.0
17,551		MegaStudy Co., Ltd.	1,760,517	0.2
5,700		Mothercare PLC	27,848	0.0
902,112		New Focus Auto Tech Holdings Ltd.	228,814	0.0
23	@	Papa John’s International, Inc.	699	0.0
6,600		Proto Corp.	228,289	0.0
197,464		Ross Stores, Inc.	15,538,442	1.5
56,970	@, L	Rue21, Inc.	1,292,649	0.1
527,945	@	Sally Beauty Holdings, Inc.	8,763,887	0.8
172,738		Starbucks Corp.	6,441,400	0.6
3,000		Start Today Co. Ltd.	65,004	0.0
1,768,281		Sun TV Network Ltd.	8,372,875	0.8
540,163		Time Warner, Inc.	16,188,685	1.5
107,009		TJX Cos., Inc.	5,935,789	0.6
13,500		Tsutsumi Jewelry Co., Ltd.	327,016	0.0
100		Tupperware Corp.	5,374	0.0
6,300	@	Universal Technical Institute, Inc.	85,617	0.0
9,733		Value Line, Inc.	111,832	0.0
24,200		Weight Watchers International, Inc.	1,409,650	0.1
174,620		Zee Telefilms Ltd.	417,701	0.0
			199,745,597	18.9
		Consumer Staples: 2.7%
29,210		Britannia Industries Ltd.	280,202	0.0
20,000		Carlsberg A/S	1,185,185	0.1
45,900		Circle K Sunkus Co., Ltd.	772,398	0.1
102,884		Corn Products International, Inc.	4,037,168	0.4
244,100		Drogasil SA	1,452,721	0.1
1,300	@, L	Fresh Market, Inc.	49,608	0.0
2,197,119		Heng Tai Consumables Group Ltd.	102,013	0.0
46,818		Jyothy Laboratories Ltd.	146,742	0.0
19,400		Kalina ADR ADR	1,084,506	0.1
177,710		Molson Coors Brewing Co.	7,039,093	0.7
68		Orion Corp.	29,727	0.0
307,266		SunOpta, Inc.	1,498,358	0.2
34,900		Uni-Charm Corp.	1,673,927	0.1
10,068,000		Want Want China Holdings Ltd.	9,118,158	0.9
			28,469,806	2.7
		Energy: 6.4%
22,996		Apache Corp.	1,845,199	0.2
208,035	@	Atwood Oceanics, Inc.	7,148,083	0.7
542,000		Cnpc Hong Kong Ltd.	745,871	0.1
129,118	@	Dresser-Rand Group, Inc.	5,233,153	0.5
207,384		Ensco International PLC ADR	8,384,535	0.8
75,800	@	FMC Technologies, Inc.	2,850,080	0.3
599,625	@	Helix Energy Solutions Group, Inc.	7,855,087	0.7
265,055	@, L	Magnum Hunter Resources Corp.	877,332	0.1
70,300	@	McDermott International, Inc.	756,428	0.1
446,425		Nabors Industries Ltd.	5,473,170	0.5
62,686		Oceaneering International, Inc.	2,215,323	0.2
500,135	@, L	Parker Drilling Co.	2,195,593	0.2
250,220		Patterson-UTI Energy, Inc.	4,338,815	0.4
51,100		Peabody Energy Corp.	1,731,268	0.2
200		Peyto Exploration & Development Corp.	3,804	0.0
73,144		Pioneer Natural Resources Co.	4,810,681	0.4
781	@	Plains Exploration & Production Co.	17,737	0.0
103,062		QEP Resources, Inc.	2,789,888	0.3
218,300		Talisman Energy, Inc.	2,683,180	0.2
65,800	@	Unit Corp.	2,429,336	0.2
266,858		Weatherford International Ltd.	3,258,336	0.3
			67,642,899	6.4
		Financials: 11.2%
99,287		Bank of Baroda	1,534,851	0.1
69,000		Brasil Insurance Participacoes e Administracao SA	634,862	0.1
93,410	@	CB Richard Ellis Group, Inc.	1,257,299	0.1
202,703		Charles Schwab Corp.	2,284,463	0.2
31,408		CME Group, Inc.	7,738,931	0.7

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
142,620		CRISIL Ltd.	$2,439,272	0.2
212,528		Discover Financial Services	4,875,392	0.5
66,200	@	Forest City Enterprises, Inc.	705,692	0.1
165,260		Goldcrest Co., Ltd.	3,036,088	0.3
89,300		Iguatemi Empresa de Shopping Centers S.A.	1,479,428	0.1
1,117,319	@	Invesco Ltd.	17,329,618	1.6
827,072	L	Janus Capital Group, Inc.	4,962,432	0.5
5,709		Kenedix, Inc.	684,680	0.1
57,367		Lincoln National Corp.	896,646	0.1
451,200		Marusan Securities Co., Ltd.	1,859,016	0.2
610,062		Old Republic International Corp.	5,441,753	0.5
261,460		Progressive Corp.	4,643,530	0.4
320,616		Protective Life Corp.	5,011,228	0.5
567,041		Reinsurance Group of America, Inc.	26,055,534	2.5
285,610		SEI Investments Co.	4,392,682	0.4
35,275		Sobha Developers Ltd	155,394	0.0
35,700		Starwood Hotels & Resorts Worldwide, Inc.	1,385,874	0.1
151,100		State Street Corp.	4,859,376	0.5
239,500		TD Ameritrade Holding Corp.	3,521,847	0.3
1,230,031		Union Bank of India	6,116,681	0.6
104,002		Waddell & Reed Financial, Inc.	2,601,090	0.3
491,000		Wharf Holdings Ltd.	2,422,433	0.2
			118,326,092	11.2
		Health Care: 19.8%
72,600		3SBio, Inc. ADR ADR	866,118	0.1
185,700		Abcam PLC	1,049,733	0.1
74,000	@	Agilent Technologies, Inc.	2,312,500	0.2
142,815	@	Alexion Pharmaceuticals, Inc.	9,148,729	0.9
1,673,173	@	Allscripts Healthcare Solutions, Inc.	30,150,577	2.9
36,725		Apollo Hospitals Enterprise Ltd.	388,822	0.0
31,679	@	Ardea Biosciences, Inc.	494,826	0.0
274,668	@, L	Athenahealth, Inc.	16,356,479	1.5
179,400	@	Brookdale Senior Living, Inc.	2,249,676	0.2
47,712		Cadila Healthcare Ltd.	737,315	0.1
266,572	@	Cerner Corp.	18,265,513	1.7
264,605		Cipla Ltd.	1,515,225	0.1
238,300	@	Community Health Systems, Inc.	3,965,312	0.4
23,685		Computer Programs & Systems, Inc.	1,566,763	0.1
23,829		CR Bard, Inc.	2,085,991	0.2
27,528	@	Cyberonics	779,042	0.1
146,552	@	Edwards Lifesciences Corp.	10,446,227	1.0
97,700	@, L	GenMark Diagnostics, Inc.	561,775	0.1
211,908	@	Genomic Health, Inc.	4,657,738	0.4
51,700	@	HCA Holdings, Inc.	1,042,272	0.1
420,060	@	Health Management Associates, Inc.	2,906,815	0.3
41,800		Hill-Rom Holdings, Inc.	1,254,836	0.1
72,400	@, L	Immunogen, Inc.	793,504	0.1
173,379	@	Impax Laboratories, Inc.	3,105,218	0.3
32,097	@	IPC The Hospitalist Co., Inc.	1,145,542	0.1
65,596	@	Laboratory Corp. of America Holdings	5,185,364	0.5
33,826	@	LifePoint Hospitals, Inc.	1,239,385	0.1
114		M3, Inc.	567,548	0.1
202,000		McKesson Corp.	14,685,400	1.4
64,822	@	Medco Health Solutions, Inc.	3,039,504	0.3
117,315	@	Nanosphere, Inc.	117,315	0.0
164,921	@	NxStage Medical, Inc.	3,440,252	0.3
81,321		Omnicare, Inc.	2,067,993	0.2
253,148		Opto Circuits India Ltd.	1,139,026	0.1
202,681		Pharmstandard GDR	3,873,234	0.4
109,497		Piramal Healthcare Ltd.	794,667	0.1
69,069	L	Qiagen NV	955,224	0.1
42,781	@	Questcor Pharmaceuticals, Inc.	1,166,210	0.1
146,364	@, L	Quidel Corp.	2,395,979	0.2
25,700	@	Salix Pharmaceuticals Ltd.	760,720	0.1
31,161	@, L	Sangamo Biosciences, Inc.	135,550	0.0
772,000		Shandong Weigao Group Medical Polymer Co., Ltd.	858,149	0.1
301,500	@	Tenet Healthcare Corp.	1,245,195	0.1
2,300		Terumo Corp.	119,702	0.0
319,576	@	Thermo Fisher Scientific, Inc.	16,183,329	1.5
158,588		Unichem Laboratories Ltd.	439,329	0.0
29,100	@	United Therapeutics Corp.	1,090,959	0.1
150,500		Universal Health Services, Inc.	5,117,000	0.5
18,800		Valeant Pharmaceuticals International, Inc.	700,761	0.1
538,652	@	Vertex Pharmaceuticals, Inc.	23,991,560	2.3
			209,155,903	19.8
		Industrials: 7.6%
78,276		Acuity Brands, Inc.	2,821,067	0.3
144,750	@	Aecom Technology Corp.	2,557,733	0.2
125,097	@	AGCO Corp.	4,324,603	0.4
8,717		Alstom	287,124	0.0
1,951		Bell Equipment Ltd.	3,383	0.0
142,164		Blue Star Ltd.	654,540	0.1
6,348		Brink’s Co.	147,972	0.0
79,901		Carlisle Cos., Inc.	2,547,244	0.2
48,696		CIRCOR International, Inc.	1,430,202	0.1
82,305		Con-way, Inc.	1,821,410	0.2
34,100		Copa Holdings S.A.	2,089,307	0.2
54,589		Corporate Executive Board Co.	1,626,752	0.2

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
9,000	@	Corrections Corp. of America	$204,210	0.0
5,500		Dun & Bradstreet Corp./The	336,930	0.0
51,200		Eaton Corp.	1,817,600	0.2
106,359		eClerx Services Ltd.	1,578,678	0.2
123,400		Edenred	2,939,726	0.3
50,770	@, L	Enernoc, Inc.	456,930	0.0
201		en-japan, Inc.	240,193	0.0
161,072		Equifax, Inc.	4,951,353	0.5
118,800		Expeditors International Washington, Inc.	4,817,340	0.5
10,700		Fanuc Ltd.	1,473,881	0.1
30,032		Fluor Corp.	1,397,990	0.1
23,300		Graco, Inc.	795,462	0.1
108,791		Harsco Corp.	2,109,457	0.2
96,300		Ingersoll-Rand PLC	2,705,067	0.3
57,400		JB Hunt Transport Services, Inc.	2,073,288	0.2
244,400		JobStreet Corp. Bhd	197,510	0.0
20,704	@	Kansas City Southern	1,034,372	0.1
25,874		Kennametal, Inc.	847,115	0.1
1,410		Kuehne & Nagel International AG	158,249	0.0
19,100		Lennox International, Inc.	492,398	0.0
22,300	@	Manpower, Inc.	750,790	0.1
661,963		MAX India Ltd.	2,540,216	0.2
134,400		Michael Page International PLC	765,981	0.1
34,722		Mine Safety Appliances Co.	936,105	0.1
4,900		MSC Industrial Direct Co.	276,654	0.0
183,000		Nippon Thompson Co., Ltd.	1,093,022	0.1
15,500		Nordson Corp.	615,970	0.1
57,700		Parker Hannifin Corp.	3,642,601	0.3
75,889		Randstad Holdings NV	2,419,388	0.2
93,201		Regal-Beloit Corp.	4,229,461	0.4
207,986		Republic Services, Inc.	5,836,087	0.6
53,300		Roper Industries, Inc.	3,672,903	0.3
61,008		Snap-On, Inc.	2,708,755	0.3
50,600	X	Uzel Makina Sanayii AS	10,618	0.0
			80,437,637	7.6
		Information Technology: 25.0%
193,100		Analog Devices, Inc.	6,034,375	0.6
3,500	@	Ancestry.com, Inc.	82,250	0.0
2,265,917		Applied Materials, Inc.	23,452,241	2.2
65,653	@	Arrow Electronics, Inc.	1,823,840	0.2
15,500	@	Autodesk, Inc.	430,590	0.1
75,733		Cognex Corp.	2,053,122	0.2
66,776	@	Cognizant Technology Solutions Corp.	4,186,855	0.4
177,135	@	Compuware Corp.	1,356,854	0.1
158,540		Corning, Inc.	1,959,554	0.2
132,497	@	DG FastChannel, Inc.	2,245,824	0.2
3,224,700		Digital China Holdings Ltd.	4,220,875	0.4
39,500	@	Digital River, Inc.	818,835	0.1
18,922		DTS, Inc.	469,833	0.1
651,966	@	eBay, Inc.	19,226,477	1.8
7,198	@, L	Ebix, Inc.	105,811	0.0
269,463	@	Electronic Arts, Inc.	5,510,518	0.5
844,449	@	Entegris, Inc.	5,387,585	0.5
1,045,000		Epistar Corp.	1,815,579	0.2
30,157	@	FEI Co.	903,504	0.1
287,925	@	Fiserv, Inc.	14,617,952	1.4
192,500		Gemalto NV	9,153,977	0.9
29,200		Genpact Ltd.	420,188	0.0
26,130		Global Payments, Inc.	1,055,391	0.1
49,000		HTC Corp.	1,075,887	0.1
10,684		Info Edge India Ltd.	150,124	0.0
217,821		Ingenico	8,158,382	0.8
450,426	@	Intuit, Inc.	21,368,209	2.0
212,761	@	Itron, Inc.	6,276,449	0.6
84,706	@	Juniper Networks, Inc.	1,462,026	0.1
106,900		Kakaku.com, Inc.	4,388,037	0.4
6,662,000		Kingdee International Software Group Co., Ltd.	2,489,349	0.2
139,400		KLA-Tencor Corp.	5,336,232	0.5
426,900		Kontron AG	3,083,489	0.3
1,500		Lenovo Group Ltd. ADR ADR	19,860	0.0
50,394		Linear Technology Corp.	1,393,394	0.1
10,500		Mantech International Corp.	329,490	0.0
783,885		Marvell Technology Group Ltd.	11,389,849	1.1
57,554		Mastercard, Inc.	18,253,827	1.7
47,238	@	Mentor Graphics Corp.	454,430	0.1
300,666		MIC Electronics Ltd.	71,705	0.0
2,326	@	Move, Inc.	3,373	0.0
3	@, L	NetSuite, Inc.	81	0.0
18,220	@	NeuStar, Inc.	458,051	0.1
245,050		NXP Semiconductor NV	3,460,106	0.3
1,334,513	@	PMC - Sierra, Inc.	7,980,388	0.8
163,713	@	Polycom, Inc.	3,007,408	0.3
128,825	@	RF Micro Devices, Inc.	816,750	0.1
397,733	@	Rovi Corp.	17,094,564	1.6
26,600		Sapient Corp.	269,724	0.0
833,100	L	Siliconware Precision Industries Co. ADR ADR	3,982,218	0.4
110,578		Solera Holdings, Inc.	5,584,189	0.5
122,556	@	support.com, Inc.	242,661	0.0
108,700	@	Synopsys, Inc.	2,647,932	0.3
161,800		Telecity Group PLC	1,395,986	0.1
331,000		Toshiba Corp.	1,350,298	0.1
813,648		UbiSoft Entertainment	4,374,586	0.4
89,828	@	Valueclick, Inc.	1,397,724	0.1
112,800		VeriSign, Inc.	3,227,208	0.3
121,284		VistaPrint NV	3,278,306	0.3
70,666	@	WebMD Health Corp.	2,130,580	0.2
1,249,182		Xerox Corp.	8,706,799	0.8
			264,441,701	25.0
		Materials: 6.3%
25,900		Albemarle Corp.	1,046,360	0.1
41,300		Barrick Gold Corp.	1,926,645	0.2
55,100		Centerra Gold, Inc.	1,025,862	0.1
98,900		GoldCorp, Inc.	4,536,810	0.4
578,000		Iamgold Corp.	11,489,398	1.1
754,945		Kinross Gold Corp.	11,217,190	1.1
131,400		Kinross Gold Corp.	1,942,092	0.2
492,578		Newcrest Mining Ltd.	16,235,911	1.5
174,700		Newmont Mining Corp.	10,988,630	1.0
144,100		Osisko Mining Corp.	1,824,799	0.2

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
			Materials (continued)
77,700			Steel Dynamics, Inc.	$770,784	0.1
87,434			Yamana Gold, Inc.	1,194,349	0.1
45,000			Yamana Gold, Inc. (Canadian Denominated Security)	617,521	0.0
342,331		@, L	Zoltek Cos., Inc.	2,201,188	0.2
				67,017,539	6.3
			Telecommunication Services: 0.5%
184,748		@	NII Holdings, Inc.	4,978,959	0.5
			Telecommunications: 0.1%
432,000		@	Sprint Nextel Corp.	1,313,280	0.1
			Utilities: 0.1%
77,650		@	Calpine Corp.	1,093,312	0.1
			Total Common Stock
			(Cost $1,049,459,087)	1,042,622,725	98.6
WARRANTS: 0.0%
			Industrials: 0.0%
5,973			Kinross Gold Corp.	13,908	0.0
87,428			Magnum Hunter Resources Corp.	60,815	0.0
158,602			Voyager Oil & Gas, Inc.	111,687	0.0
			Total Warrants
			(Cost $22,539)	186,410	0.0

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
			Consumer Staples: 0.0%
INR	993,140		Britannia Industries Ltd., 8.250%, 03/22/13	$20,308	0.0
			Total Corporate Bonds/Notes
			(Cost $19,393)	20,308	0.0
			Total Long-Term Investments
			(Cost $1,049,501,019)	1,042,829,443	98.6
SHORT-TERM INVESTMENTS: 5.5%
			Securities Lending Collateral(cc)(1): 4.0%
1,748,799		R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	1,399,039	0.1
40,876,985			BNY Mellon Overnight Government Fund	40,876,985	3.9
				42,276,024	4.0

Shares				Value	Percentage of Net Assets
			Mutual Funds: 1.5%
16,016,534			BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $16,016,534)	$16,016,534	1.5
			Total Short-Term Investments
			(Cost $58,642,318)	58,292,558	5.5
			Total Investments in Securities (Cost $1,108,143,337)*	$1,101,122,001	104.1
			Liabilities in Excess of Other Assets	(42,935,535)	(4.1)
			Net Assets	$1,058,186,466	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		@	Non-income producing security
		ADR	American Depositary Receipt
		GDR	Global Depositary Receipt
		cc	Securities purchased with cash collateral for securities loaned.
		R	Restricted Security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		INR	Indian Rupee
			Cost for federal income tax purposes is $1,124,714,254.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$125,279,485
			Gross Unrealized Depreciation	(148,871,738)
			Net Unrealized depreciation	$(23,592,253)

PORTFOLIO OF INVESTMENTS
ING FMR(SM) Diversified Mid Cap Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$165,643,867	$34,101,730	$—	$199,745,597
Consumer Staples	15,471,383	12,998,423	—	28,469,806
Energy	66,897,028	745,871	—	67,642,899
Financials	100,077,677	18,248,415	—	118,326,092
Health Care	202,596,120	6,559,783	—	209,155,903
Industrials	65,525,231	14,150,998	10,618	80,437,637
Information Technology	222,713,427	41,728,274	—	264,441,701
Materials	50,781,628	16,235,911	—	67,017,539
Telecommunication Services	4,978,959	—	—	4,978,959
Telecommunications	1,313,280	—	—	1,313,280
Utilities	1,093,312	—	—	1,093,312
Total Common Stock	897,091,912	144,769,405	10,618	1,042,622,725
Warrants	13,908	172,502	—	186,410
Corporate Bonds/Notes	—	20,308	—	20,308
Short-Term Investments	56,893,519	—	1,399,039	58,292,558
Total Investments, at value	$953,999,339	$144,962,215	$1,409,657	$1,101,122,001

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$12,781	$—	$—	$—	$—	$(2,163)	$—	$—	$10,618
Short-Term Investments	1,399,039	—	—	—	—	—	—	—	1,399,039
Total Investments, at value	$1,411,820	$—	$—	$—	$—	$(2,163)	$—	$—	$1,409,657

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(2,163).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 56.0%
		Consumer Discretionary: 9.7%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	$1,683,000	0.2
44,825		Allison Transmission, Inc., 2.980%, 08/07/14	42,315	0.0
2,216,234		Allison Transmission, Inc., 2.980%, 08/07/14	2,092,124	0.3
3,300,000	#, L	American Airlines, Inc., 7.500%, 03/15/16	2,788,500	0.4
2,000,000		BJ’s Wholesale Club, Inc., 09/26/18	1,936,428	0.3
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,045,000	0.4
3,000,000	L	Cablevision Systems Corp., 8.000%, 04/15/20	3,067,500	0.4
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,046,250	0.1
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	6,717,742	0.9
3,700,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	3,866,500	0.5
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,375,000	0.3
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	1,990,000	0.3
4,300,000	#	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	3,332,500	0.5
1,400,000	#	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,323,000	0.2
1,688,932	#, &, L	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	1,541,150	0.2
8,164,403		Clear Channel Communications, Inc., 3.889%, 11/13/15	5,834,487	0.8
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	3,961,750	0.5
1,600,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,644,000	0.2
3,000,000		ClubCorp Club Operations, Inc., 10.000%, 12/01/18	2,670,000	0.4
1,300,000		Dean Foods Co., 9.750%, 12/15/18	1,322,750	0.2
2,500,000		Go Daddy Group, 09/28/18	2,372,918	0.3
1,300,000	L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,329,250	0.2
750,000		Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	760,313	0.1
2,000,000	L	Hyatt Hotels Corp., 5.375%, 08/15/21	2,059,086	0.3
2,500,000		KB Home, 5.750%, 02/01/14	2,187,500	0.3
500,000		KB Home, 6.250%, 06/15/15	402,500	0.1
2,000,000	L	MGM Resorts International, 6.750%, 04/01/13	1,950,000	0.3
1,500,000	#, L	MGM Resorts International, 10.000%, 11/01/16	1,425,000	0.2
1,400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,358,000	0.2
1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	885,000	0.1
683,476		SuperMedia, Inc., 11.000%, 12/31/15	306,587	0.0
2,291,805		U.S. Investigations Services, Inc., 2.981%, 04/01/15	2,062,625	0.3
1,900,000		Visant Corp., 10.000%, 10/01/17	1,767,000	0.2
			71,145,775	9.7
		Consumer Staples: 1.0%
3,000,000		Ceridian Corp., 11.250%, 11/15/15	2,490,000	0.3
732,000		Hertz Corp., 8.875%, 01/01/14	735,660	0.1
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,080,000	0.1
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	397,500	0.1
2,000,000	L	Supervalu, Inc., 8.000%, 05/01/16	1,900,000	0.3
1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,014,750	0.1
			7,617,910	1.0
		Energy: 7.2%
1,400,000		Antero Resources Finance Corp., 9.375%, 12/01/17	1,463,000	0.2
1,300,000	#	Antero Resources Finance Corp., 7.250%, 08/01/19	1,241,500	0.2
1,100,000	#	Arch Coal, Inc., 7.250%, 06/15/21	1,064,250	0.1

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
1,500,000			ATP Oil & Gas Corp./United States, 11.875%, 05/01/15	$1,051,875	0.1
1,000,000		#	Calpine Corp., 7.875%, 01/15/23	970,000	0.1
3,000,000			Chesapeake Energy Corp., 6.875%, 11/15/20	3,150,000	0.4
3,300,000			Chesapeake Energy Corp., 6.875%, 08/15/18	3,415,500	0.5
6,000,000			Chesapeake Energy Corp., 7.250%, 12/15/18	6,420,000	0.9
1,400,000			Consol Energy, Inc., 8.250%, 04/01/20	1,480,500	0.2
7,000,000			Dynegy Holdings, Inc., 7.500%, 06/01/15	4,515,000	0.6
2,500,000			Dynegy Holdings, Inc., 7.750%, 06/01/19	1,525,000	0.2
1,500,000			Dynegy Holdings, Inc., 8.375%, 05/01/16	915,000	0.1
1,500,000			El Paso Corp., 7.750%, 01/15/32	1,748,295	0.2
1,200,000			Energy Transfer Equity L.P., 7.500%, 10/15/20	1,239,000	0.2
1,500,000			Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,470,000	0.2
1,500,000		#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	1,312,500	0.2
1,500,000		#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,327,500	0.2
1,100,000		#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	1,028,500	0.1
2,000,000			Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,070,000	0.3
2,000,000			Sabine Pass LNG LP, 7.250%, 11/30/13	1,945,000	0.3
2,500,000			Sabine Pass LNG LP, 7.500%, 11/30/16	2,325,000	0.3
4,000,000		#	SandRidge Energy, Inc., 8.000%, 06/01/18	3,780,000	0.5
3,200,000		#	SandRidge Energy, Inc., 9.875%, 05/15/16	3,312,000	0.5
2,000,000			Sesi, LLC, 6.875%, 06/01/14	2,015,000	0.3
2,000,000		#	W&T Offshore, Inc., 8.500%, 06/15/19	1,950,000	0.3
				52,734,420	7.2
			Financials: 13.7%
2,500,000			Ally Financial, Inc., 8.000%, 03/15/20	2,320,300	0.3
1,500,000		L	Bank of America Corp., 8.125%, 12/29/49	1,277,100	0.2
EUR	900,000	#	Boparan Holdings Ltd., 9.750%, 04/30/18	958,516	0.1
GBP	1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,216,399	0.2
3,600,000		#	CEVA Group PLC, 11.500%, 04/01/18	3,330,000	0.4
4,500,000			Chrysler Group LLC - Term Loan B, 6.083%, 05/24/17	3,961,876	0.5
10,000,000		#	CIT Group, Inc., 7.000%, 05/02/16	9,725,000	1.3
8,500,000		#	CIT Group, Inc., 7.000%, 05/02/17	8,255,625	1.1
12,000,000		#	CIT Group, Inc., 7.000%, 05/04/15	11,925,000	1.6
1,494,000		L	Felcor Lodging L.P., 10.000%, 10/01/14	1,561,230	0.2
3,276,964			First Data Corp. - Term Loan B-3, 4.235%, 09/24/14	2,874,854	0.4
4,300,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	5,192,250	0.7
1,500,000		#	Forest City Enterprises, Inc., 4.250%, 08/15/18	1,235,625	0.2
2,000,000			International Lease Finance Corp., 8.875%, 09/01/17	2,020,000	0.3
4,500,000			iStar Financial, Inc., 0.872%, 10/01/12	3,937,500	0.5
5,000,000			iStar Financial, Inc., 8.625%, 06/01/13	4,600,000	0.6
4,000,000			iStar Financial, Inc. - TL A2, 7.000%, 06/11/14	3,807,144	0.5
12,500,000			JPMorgan Chase & Co., 7.900%, 04/29/49	12,917,188	1.8
2,000,000		#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	2,400,000	0.3
2,000,000		#	M&T Bank Corp., 6.875%, 12/29/49	1,990,000	0.3
1,000,000		#	Petroplus Finance Ltd., 6.750%, 05/01/14	875,000	0.1
1,500,000		#	Petroplus Finance Ltd., 7.000%, 05/01/17	1,222,500	0.2
1,500,000		#	Petroplus Finance Ltd., 9.375%, 09/15/19	1,290,000	0.2
2,100,000		#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17	2,110,500	0.3
2,500,000		#	UPCB Finance III Ltd., 6.625%, 07/01/20	2,362,500	0.3
1,325,000			Wells Fargo Capital XIII, 7.700%, 12/29/49	1,331,625	0.2
6,500,000			Wells Fargo Capital XV, 9.750%, 09/26/44	6,496,750	0.9
				101,194,482	13.7
			Health Care: 5.1%
5,000,000			Community Health Systems, Inc., 8.875%, 07/15/15	4,925,000	0.7
800,000		#	Giant Funding Corp., 8.250%, 02/01/18	804,000	0.1
3,000,000			HCA, Inc., 6.500%, 02/15/16	2,880,000	0.4
3,000,000			HCA, Inc., 7.875%, 02/15/20	3,120,000	0.4
3,400,000			HCA, Inc., 6.500%, 02/15/20	3,332,000	0.4
3,200,000			HCA, Inc., 7.500%, 02/15/22	2,960,000	0.4
1,500,000			HCA, Inc., 8.500%, 04/15/19	1,597,500	0.2

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Health Care (continued)
2,400,000		#	Mylan, Inc., 6.000%, 11/15/18	$2,346,000	0.3
5,000,000		L	Tenet Healthcare Corp., 9.250%, 02/01/15	5,025,000	0.7
2,500,000			Tenet Healthcare Corp., 9.000%, 05/01/15	2,650,000	0.4
2,750,000			Tenet Healthcare Corp., 10.000%, 05/01/18	2,990,625	0.4
1,500,000			Tenet Healthcare Corp., 8.000%, 08/01/20	1,368,750	0.2
500,000			Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	448,125	0.1
64,000		Z	Vanguard Health Systems, Inc., 02/01/16	41,920	0.0
3,200,000			Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	2,952,000	0.4
				37,440,920	5.1
			Industrials: 3.1%
1,600,000		#	Abengoa Finance SAU, 8.875%, 11/01/17	1,472,000	0.2
1,000,000			Berry Plastics Corp., 9.750%, 01/15/21	855,000	0.1
1,000,000		#	Calpine Corp., 7.500%, 02/15/21	960,000	0.1
89,000			CDW LLC / CDW Finance Corp., 11.000%, 10/12/15	89,223	0.0
750,000			CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	720,000	0.1
1,400,000		#, L	Cemex SAB de CV, 3.250%, 03/15/16	661,500	0.1
805,000		#	Cemex SAB de CV, 3.750%, 03/15/18	379,356	0.1
3,000,000		#, L	Cemex SAB de CV, 9.000%, 01/11/18	2,062,500	0.3
1,100,000		#	CEVA Group PLC, 8.375%, 12/01/17	1,023,000	0.1
2,500,000		#	CHC Helicopter S.A., 9.250%, 10/15/20	2,137,500	0.3
500,000			Interactive Data Corp., 10.250%, 08/01/18	536,250	0.1
1,000,000		L	Manitowoc Co., Inc., 9.500%, 02/15/18	982,500	0.1
2,500,000			Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	2,487,500	0.3
1,000,000		#	NXP BV/NXP Funding, LLC, 9.750%, 08/01/18	1,050,000	0.2
2,200,000			RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	2,117,500	0.3
1,500,000		L	RBS Global, Inc. and Rexnord Corp., 11.750%, 08/01/16	1,537,500	0.2
4,000,000		L	Terex Corp., 8.000%, 11/15/17	3,560,000	0.5
				22,631,329	3.1
			Information Technology: 7.1%
1,500,000			Advanced Micro Devices, Inc., 8.125%, 12/15/17	1,507,500	0.2
348,735			First Data Corp., 2.985%, 09/24/14	306,088	0.0
3,498,303			First Data Corp., 2.985%, 09/24/14	3,069,034	0.4
4,179,000		#, L	First Data Corp., 8.250%, 01/15/21	3,322,305	0.5
3,187,000		#, &	First Data Corp., 8.750%, 01/15/22	2,533,665	0.3
500,000		L	First Data Corp., 9.875%, 09/24/15	421,250	0.1
2,500,000		&	First Data Corp., 10.550%, 09/24/15	2,093,750	0.3
3,000,000		L	First Data Corp., 11.250%, 03/31/16	2,040,000	0.3
6,400,000		#	First Data Corp., 12.625%, 01/15/21	4,768,000	0.7
3,000,000		#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,097,500	0.4
1,000,000		L	Freescale Semiconductor, Inc., 10.125%, 12/15/16	1,022,500	0.1
4,426,000		#, L	Freescale Semiconductor, Inc., 10.125%, 03/15/18	4,625,170	0.6
1,000,000		L	Sanmina-SCI Corp., 8.125%, 03/01/16	1,012,500	0.1
1,500,000			SRA International, Inc. - TL B, 6.590%, 07/07/18	1,391,250	0.2
800,000		#	Sterling Merger, Inc., 11.000%, 10/01/19	764,000	0.1
800,000			SunGard Data Systems, Inc., 10.250%, 08/15/15	812,000	0.1
2,500,000			SunGard Data Systems, Inc., 10.625%, 05/15/15	2,618,750	0.4
1,000,000			SunGard Data Systems, Inc., 7.625%, 11/15/20	935,000	0.1
10,878,053			Texas Competitive Electric Holdings Co. LLC, 4.726%, 10/10/17	7,718,881	1.1
11,542,971			Texas Competitive Electric Holdings Co. LLC - TL, 4.772%, 10/10/17	8,190,696	1.1
				52,249,839	7.1
			Materials: 2.0%
3,000,000		#	Dynacast International LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	2,730,000	0.4
3,000,000			Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	2,490,000	0.3
EUR	3,220,000	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	2,976,648	0.4

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials (continued)
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	$2,746,480	0.4
EUR	2,000,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,304,363	0.3
1,000,000		#	Sealed Air Corp., 8.125%, 09/15/19	1,012,500	0.1
500,000		#	Sealed Air Corp., 8.375%, 09/15/21	506,250	0.1
				14,766,241	2.0
			Media: 0.6%
5,000,000			Cumulus Media, Inc., 7.500%, 03/01/19	4,656,250	0.6

			Telecommunication Services: 1.9%
1,000,000		#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, 12/01/15	847,500	0.1
2,500,000		#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, 12/01/15	2,131,250	0.3
3,500,000		L	Cricket Communications, Inc., 7.750%, 10/15/20	3,053,750	0.4
1,000,000		#	Cricket Communications, Inc., 7.750%, 10/15/20	865,000	0.1
1,500,000			UPC Germany GmbH	1,949,331	0.3
2,750,000			UPC Germany GmbH	3,684,302	0.5
GBP	800,000		Virgin Media Secured Finance PLC, 7.000%, 01/15/18	1,277,153	0.2
				13,808,286	1.9
			Telecommunications: 1.2%
2,500,000		L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	2,275,000	0.3
5,980,000		L	Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,009,900	0.8
900,000			Frontier Communications Corp., 8.500%, 04/15/20	877,500	0.1
				9,162,400	1.2
			Utilities: 3.4%
800,000		#	Calpine Corp., 7.875%, 07/31/20	776,000	0.1
1,750,000			Dynegy Midwest Gen LLC Term First, 9.379%, 08/04/16	1,707,708	0.2
3,250,000			Dynegy Power LLC, 9.379%, 08/04/16	3,208,868	0.5
1,500,000		#	Intergen NV, 9.000%, 06/30/17	1,533,750	0.2
1,300,000			Public Service Co. of New Mexico, 7.950%, 05/15/18	1,495,077	0.2
1,000,000			GenOn Energy, Inc., 7.625%, 06/15/14	982,500	0.1
4,600,000			GenOn Energy, Inc., 7.875%, 06/15/17	4,255,000	0.6
1,100,000		#, L	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	885,500	0.1
15,000,000		L	Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	5,700,000	0.8
356,484		&, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, 11/01/16	151,505	0.0
6,860,000		#, L	Texas Competitive Electric Holdings Co., LLC, 15.000%, 04/01/21	4,218,900	0.6
				24,914,808	3.4
			Total Corporate Bonds/Notes (Cost $439,879,270)	412,322,660	56.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%

2,898,595		#	Banc of America Large Loan, Inc., 1.979%, 11/15/15	2,587,751	0.3
			Total Collateralized Mortgage Obligations
			(Cost $2,580,283)	2,587,751	0.3
MUNICIPAL BONDS: 0.4%
			California: 0.4%
2,550,000		@	State of California, 7.950%, 03/01/36	2,898,228	0.4
			Total Municipal Bonds
			(Cost $2,552,952)	2,898,228	0.4

Shares				Value	Percentage of Net Assets
COMMON STOCK: 35.3%
			Consumer Discretionary: 1.2%
75,000		@	Charter Communications, Inc.	$3,513,000	0.5
110,000			Comcast Corp. — Class A	2,299,000	0.3
122,564		@, L	Dex One Corp.	68,636	0.0
11,993		@	General Motors Co.	242,018	0.0
120,000		X	General Motors Co.	—	—
60,100			Target Corp.	2,947,304	0.4
				9,069,958	1.2
			Consumer Staples: 1.0%
150,000			Diageo PLC	2,860,004	0.4
73,900			PepsiCo, Inc.	4,574,410	0.6
				7,434,414	1.0
			Energy: 5.6%
15,000		@	Alpha Natural Resources, Inc.	265,350	0.0
150,000			BP PLC ADR	5,410,500	0.7
108,753		@	Callon Petroleum Co.	420,874	0.1
365,000			Canadian Oil Sands Ltd.	7,102,157	1.0
100,000			Chesapeake Energy Corp.	2,555,000	0.3

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
25,000		Chevron Corp.	$2,313,000	0.3
160,000		ConocoPhillips	10,131,200	1.4
56,235		ExxonMobil Corp.	4,084,348	0.6
50,000		Royal Dutch Shell PLC - Class A ADR	3,076,000	0.4
35,000		Schlumberger Ltd.	2,090,550	0.3
80,000		Spectra Energy Corp.	1,962,400	0.3
150,000		Weatherford International Ltd.	1,831,500	0.2
			41,242,879	5.6
		Financials: 4.6%
220,238		Banco Santander Central Hispano S.A.	1,800,638	0.3
550,000		Bank of America Corp.	3,366,000	0.5
377,700		Barclays PLC	926,259	0.1
54,800	@	CIT Group, Inc.	1,664,276	0.2
46,507		Citigroup, Inc.	1,191,510	0.2
206,547	@, L	Federal National Mortgage Association	49,571	0.0
500,000		HSBC Holdings PLC	3,829,664	0.5
200,000		JPMorgan Chase & Co.	6,024,000	0.8
40,000		M&T Bank Corp.	2,796,000	0.4
3,500	@, Z	Morgan Stanley	244,142	0.0
120,100		QBE Insurance Group Ltd.	1,474,854	0.2
365,500		Wells Fargo & Co.	8,815,860	1.2
635,200		Westfield Retail Trust	1,478,281	0.2
			33,661,055	4.6
		Health Care: 6.1%
150,000		Johnson & Johnson	9,556,500	1.3
410,200		Merck & Co., Inc.	13,417,642	1.8
378,100		Pfizer, Inc.	6,684,808	0.9
92,800		Roche Holding AG - Genusschein	14,988,326	2.1
			44,647,276	6.1
		Industrials: 1.2%
23,700		Boeing Co.	1,434,087	0.2
469,500		General Electric Co.	7,155,180	1.0
			8,589,267	1.2
		Information Technology: 1.2%
70,500		Cisco Systems, Inc.	1,092,045	0.1
300,000		Intel Corp.	6,399,000	0.9
200,000		Xerox Corp.	1,394,000	0.2
			8,885,045	1.2
		Materials: 1.2%
110,000		Barrick Gold Corp.	5,131,500	0.7
20,000		Nucor Corp.	632,800	0.1
50,000	#, @, Z	UBS AG Equity Linked to Newmont Mining Corp.	3,097,690	0.4
			8,861,990	1.2
		Telecommunication Services: 0.1%
37,600		SK Telecom Co., Ltd. ADR	529,032	0.1

		Telecommunications: 3.3%
275,000		AT&T, Inc.	7,843,000	1.1
50,000		CenturyTel, Inc.	1,656,000	0.2
101,205		Frontier Communications Corp.	618,363	0.1
800,000		Telstra Corp., Ltd.	2,382,577	0.3
130,000		Verizon Communications, Inc.	4,784,000	0.6
2,750,000		Vodafone Group PLC	7,087,548	1.0
			24,371,488	3.3
		Utilities: 9.8%
53,000		AGL Resources, Inc.	2,159,220	0.3
150,000		American Electric Power Co., Inc.	5,703,000	0.8
200,000		Duke Energy Corp.	3,998,000	0.5
250,000	@, L	Dynegy, Inc.	1,030,000	0.1
85,000		Entergy Corp.	5,634,650	0.8
70,000		FirstEnergy Corp.	3,143,700	0.4
102,000		NextEra Energy, Inc.	5,510,040	0.8
172,000		Pacific Gas & Electric Co.	7,277,320	1.0
100,000		Pinnacle West Capital Corp.	4,294,000	0.6
68,400		PPL Corp.	1,952,136	0.3
120,000		Progress Energy, Inc.	6,206,400	0.8
175,000		Public Service Enterprise Group, Inc.	5,839,750	0.8
105,000		Sempra Energy	5,407,500	0.7
125,000		Southern Co.	5,296,250	0.7
162,000		TECO Energy, Inc.	2,775,060	0.4
246,500		Xcel Energy, Inc.	6,086,085	0.8
			72,313,111	9.8
		Total Common Stock
		(Cost $298,134,972)	259,605,515	35.3

PREFERRED STOCK: 5.1%
		Consumer Discretionary: 0.2%
30,000		General Motors Co.	1,052,400	0.2

		Energy: 0.9%
3,500	#	Chesapeake Energy Corp.	3,845,625	0.5
25,000	#, @	SandRidge Energy, Inc.	2,656,250	0.4
			6,501,875	0.9
		Financials: 3.4%
1,839	#, P	Ally Financial, Inc.	1,231,613	0.2
9,300		Bank of America Corp.	7,123,707	1.0
40,000		Citigroup, Inc.	3,185,200	0.4
50	@, P	Federal National Mortgage Association - Convertible Series 2004-1	282,499	0.0
100,000	@, P	Federal National Mortgage Association - Series Q	205,000	0.1
194,460	@, P	Federal National Mortgage Association - Series R	326,693	0.0
96,100	@, L, P	Federal National Mortgage Association - Series S	182,590	0.0
90,000		Felcor Lodging Trust, Inc.	1,822,500	0.2
191,500	@, L, P	Federal Home Loan Mortgage Corp.	383,000	0.1
40,000		MetLife, Inc.	2,262,400	0.3
8,000		Wells Fargo & Co.	8,264,480	1.1
			25,269,682	3.4

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: 0.3%
2,500		Tenet Healthcare Corp.	$1,828,125	0.3
		Materials: 0.2%
33,000		AngloGold Ashanti Ltd.	1,616,010	0.2
		Utilities: 0.1%
20,000		NextEra Energy, Inc.	990,000	0.1
		Total Preferred Stock
		(Cost $56,147,172)	37,258,092	5.1
WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
25,281		Charter Communications, Inc.	334,973	0.1
10,903		General Motors Co.	86,461	0.0
10,903		General Motors Co.	126,911	0.0
		Total Warrants
		(Cost $10,324,962)	548,345	0.1
		Total Long-Term Investments
		(Cost $809,619,611)	715,220,591	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.2%
		U.S. Government Agency Obligations: 0.4%
2,895,000	Z	Federal Home Loan Bank Discount Notes, 10/03/11
		(Cost $2,895,000)	$2,895,000	0.4
		Securities Lending Collateral(cc)(1): 6.8%
262,251	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	209,800	0.1
49,598,233		BNY Mellon Overnight Government Fund	49,598,233	6.7
			49,808,033	6.8
		Total Short-Term Investments
		(Cost $52,755,484)	52,703,033	7.2
		Total Investments in Securities (Cost $862,375,095)*	$767,923,624	104.4
		Liabilities in Excess of Other Assets	(32,388,629)	(4.4)
		Net Assets	$735,534,995	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	EUR	EU Euro
	GBP	British Pound
		Cost for federal income tax purposes is $862,375,984.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$36,787,783
		Gross Unrealized Depreciation	(131,240,143)
		Net Unrealized depreciation	$(94,452,360)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$9,069,958	$—	$—	$9,069,958
Consumer Staples	4,574,410	2,860,004	—	7,434,414
Energy	41,242,879	—	—	41,242,879
Financials	23,907,217	9,753,838	—	33,661,055
Health Care	29,658,950	14,988,326	—	44,647,276
Industrials	8,589,267	—	—	8,589,267
Information Technology	8,885,045	—	—	8,885,045
Materials	8,861,990	—	—	8,861,990
Telecommunication Services	529,032	—	—	529,032
Telecommunications	14,901,363	9,470,125	—	24,371,488
Utilities	72,313,111	—	—	72,313,111
Total Common Stock	222,533,222	37,072,293	—	259,605,515
Preferred Stock	12,347,890	24,627,703	—	37,258,092
Warrants	548,345	—	—	548,345
Corporate Bonds/Notes	—	412,322,660	—	412,322,660
Collateralized Mortgage Obligations	—	2,587,751	—	2,587,751
Municipal Bonds	—	2,898,228	—	2,898,228
Short-Term Investments	49,598,233	2,895,000	209,800	52,703,033
Total Investments, at value	$285,027,690	$482,403,635	$209,800	$767,923,624

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$209,800	$—	$—	$—	$—	$—	$—	$—	$209,800
Total Investments, at value	$209,800	$—	$—	$—	$—	$—	$—	$—	$209,800

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 84.8%
		Consumer Discretionary: 7.3%
351,622		British Sky Broadcasting PLC	$3,621,420	0.8
46,017		DaimlerChrysler AG	2,046,575	0.5
464,354	@	DaimlerChrysler Escrow	60,366	0.0
928,584	@	DaimlerChrysler Escrow	120,716	0.0
928,598	@	DaimlerChrysler Escrow	120,718	0.1
108,330		D.R. Horton, Inc.	979,303	0.2
124,780	@	General Motors Co.	2,518,060	0.6
113,141		Mattel, Inc.	2,929,221	0.7
397,084		News Corp. - Class A	6,142,890	1.5
440,822		Prime AET&D Holdings	—	—
85,038		Time Warner Cable, Inc.	5,329,332	1.3
63,362		Time Warner, Inc.	1,898,959	0.5
119,760		Viacom - Class B	4,639,502	1.1
			30,407,062	7.3
		Consumer Staples: 22.2%
254,482		Altria Group, Inc.	6,822,662	1.6
82		British American Tobacco PLC ADR	6,948	0.0
257,358		British American Tobacco PLC	10,867,058	2.6
102,740		Coca-Cola Enterprises, Inc.	2,556,171	0.6
344,839		CVS Caremark Corp.	11,579,694	2.8
106,357		Dr Pepper Snapple Group, Inc.	4,124,524	1.0
448,077		Foster’s Group Ltd.	2,289,425	0.6
105,768		General Mills, Inc.	4,068,895	1.0
263,957		Imperial Tobacco Group PLC	8,907,944	2.2
264,113		Kraft Foods, Inc.	8,868,915	2.1
236,118		Kroger Co.	5,185,151	1.2
34,851		Lorillard, Inc.	3,858,006	0.9
82,273		Nestle S.A.	4,529,351	1.1
51,222		PepsiCo, Inc.	3,170,642	0.8
74,479		Pernod-Ricard S.A.	5,831,145	1.4
50,940		Philip Morris International, Inc.	3,177,637	0.8
90,773		Reynolds American, Inc.	3,402,172	0.8
52,921		Wal-Mart Stores, Inc.	2,746,600	0.7
			91,992,940	22.2
		Energy: 7.7%
49,470		Apache Corp.	3,969,473	1.0
338,519		BP PLC	2,029,658	0.5
36,835		Ensco International PLC ADR	1,489,239	0.4
63,611	@	Exterran Holdings, Inc.	618,299	0.1
269,446		Marathon Oil Corp.	5,814,644	1.4
79,232		Marathon Petroleum Corp.	2,144,018	0.5
50,730		Murphy Oil Corp.	2,240,237	0.5
217,055		Royal Dutch Shell PLC	6,693,359	1.6
92,015		Transocean Ltd.	4,392,796	1.1
109,518		Williams Cos., Inc.	2,665,668	0.6
			32,057,391	7.7
		Financials: 13.3%
80,913		ACE Ltd.	4,903,328	1.2
9,488		Alexander’s, Inc.	3,425,358	0.8
7,990	@	Alleghany Corp.	2,305,115	0.6
152,380	@	American International Group, Inc.	3,344,741	0.8
380,645		Bank of America Corp.	2,329,547	0.6
49,872	#, @	Bond Street Holdings, LLC	1,072,248	0.3
454,259		Canary Wharf Group PLC	1,710,511	0.4
44,514	@	CIT Group, Inc.	1,351,890	0.3
98,875	@	CNO Financial Group, Inc.	534,914	0.1
39,912		Deutsche Boerse AG	2,018,566	0.5
51,610	@	Forestar Real Estate Group, Inc.	563,065	0.1
47,924	@	Guaranty Bancorp	57,509	0.0
34,918		KB Financial Group, Inc.	1,153,764	0.3
75,650		Metlife, Inc.	2,118,957	0.5
228,990		Morgan Stanley	3,091,365	0.7
69,129		NYSE Euronext	1,606,558	0.4
206,703		Old Republic International Corp.	1,843,791	0.4
118,630		PNC Financial Services Group, Inc.	5,716,780	1.4
191,125		UBS AG - Reg	2,186,197	0.5
95,274		Wells Fargo & Co.	2,298,009	0.6
53,450		Weyerhaeuser Co.	831,147	0.2
20,198	@	White Mountains Insurance Group Ltd.	8,195,338	2.0
11,352		Zurich Financial Services AG	2,364,672	0.6
			55,023,370	13.3
		Health Care: 12.1%
94,240		Amgen, Inc.	5,178,488	1.2
469,090	@	Boston Scientific Corp.	2,772,322	0.7
20,560	@	Cephalon, Inc.	1,659,192	0.4
63,300	@	Community Health Systems, Inc.	1,053,312	0.2
53,600	@	Coventry Health Care, Inc.	1,544,216	0.4
146,994		Eli Lilly & Co.	5,434,368	1.3
152,120		Medtronic, Inc.	5,056,469	1.2
285,720		Merck & Co., Inc.	9,345,901	2.3
450,862		Pfizer, Inc.	7,971,240	1.9
72,020		Sanofi-Aventis SA	76,341	0.0
662,775	@	Tenet Healthcare Corp.	2,737,261	0.7
63,060		Teva Pharmaceutical Industries Ltd. ADR	2,347,093	0.6
105,482		UnitedHealth Group, Inc.	4,864,830	1.2
			50,041,033	12.1
		Industrials: 4.5%
681		AP Moller - Maersk A/S - Class B	4,000,346	1.0
104,423		Federal Signal Corp.	461,550	0.1
73,725	@	Gencorp, Inc.	331,025	0.1
69,810	@	Huntington Ingalls Industries, Inc.	1,698,477	0.4
112,097		Orkla ASA	852,072	0.2

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
82,900	@	Oshkosh Truck Corp.	$1,304,846	0.3
115,723	@	Owens Corning, Inc.	2,508,875	0.6
106,270		Raytheon Co.	4,343,255	1.0
38,492		Stanley Black & Decker, Inc.	1,889,957	0.5
112,979		TNT Express NV	789,965	0.2
119,624		TNT NV	523,257	0.1
			18,703,625	4.5
		Information Technology: 7.7%
258,300		Cisco Systems, Inc.	4,001,067	1.0
4,270	@	Google, Inc. - Class A	2,196,403	0.5
242,130	@	LSI Logic Corp.	1,254,233	0.3
376,221		Microsoft Corp.	9,364,141	2.2
51,880	@	Motorola Mobility Holdings, Inc.	1,960,026	0.5
10,370		Nintendo Co., Ltd.	1,523,743	0.4
150,360	@	Symantec Corp.	2,450,868	0.6
113,222		TE Connectivity Ltd.	3,186,067	0.8
845,342		Xerox Corp.	5,892,034	1.4
			31,828,582	7.7
		Materials: 3.6%
22,879		Domtar Corp.	1,559,661	0.4
207,043		International Paper Co.	4,813,750	1.1
31,301		Linde AG	4,188,485	1.0
53,357		MeadWestvaco Corp.	1,310,448	0.3
128,738		ThyssenKrupp AG	3,163,263	0.8
			15,035,607	3.6
		Telecommunication Services: 0.3%
2,004,569		Cable & Wireless Communications PLC	1,159,128	0.3

		Telecommunications: 1.9%
3,024,624		Vodafone Group PLC	7,795,334	1.9

		Utilities: 4.2%
46,529		Brookfield Infrastructure Partners L.P.	1,132,516	0.3
177,712		E.ON AG	3,855,638	0.9
27,946		Entergy Corp.	1,852,540	0.5
98,032		Exelon Corp.	4,177,144	1.0
92,946		Gaz de France	2,761,574	0.7
161,533	@	NRG Energy, Inc.	3,426,115	0.8
			17,205,527	4.2
		Total Common Stock
		(Cost $386,896,807)	351,249,599	84.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.8%
		Consumer Discretionary: 2.3%
607,322		Clear Channel Communications, Inc., 3.889%, 01/29/16	$424,366	0.1
516,000		Clear Channel Communications, Inc., 3.889%, 01/29/16	365,070	0.1
3,040,000		Clear Channel Communications, Inc., 3.889%, 01/29/16	2,172,460	0.5
260,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	194,350	0.1
1,090,000	&	Clear Channel Communications, Inc., 11.000%, 08/01/16	555,900	0.1
715,000	X	Northwest Airlines Claim (Pending Reorganization) due 02/20/49	—	—
90,308		Realogy Corp., 3.460%, 10/10/13	80,186	0.0
4,689,803		Realogy Corp., 4.522%, 10/10/16	3,841,732	0.9
541,000		Rite Aid Corp., 8.625%, 03/01/15	482,843	0.1
630,000		Rite Aid Corp., 9.375%, 12/15/15	544,950	0.1
264,000		Tribune Co., 06/04/14	141,900	0.1
1,654,000		Tribune Co., 06/04/14	907,633	0.2
			9,711,390	2.3
		Energy: 0.3%
506,000	#	OPTI Canada, Inc., 9.000%, 12/15/12	516,120	0.1
739,000	#	OPTI Canada, Inc., 9.750%, 08/15/13	753,780	0.2
			1,269,900	0.3
		Financials: 0.3%
383,052		Realogy Corp., 2.250%, 10/10/13	342,672	0.1
277,000	#	Realogy Corp., 7.875%, 02/15/19	210,520	0.1
193,000		Realogy Corp., 13.500%, 10/15/17	189,816	0.0
529,349		Realogy Corp., 10/10/13	470,018	0.1
1,216,000	±, X	Tropicana Entertainment, LLC, 9.625%, 12/15/14	—	—
			1,213,026	0.3
		Utilities: 1.9%
265		Boston Generating, LLC, 6.500%, 12/20/13	68	0.0
696		Boston Generating, LLC, 6.500%, 12/20/13	177	0.0
15,970		Boston Generating, LLC, 6.500%, 12/20/13	4,072	0.0
33,000	X	Calpine Corp. Escrow	—	—
49,000	X	Calpine Corp. Escrow	—	—
97,000	X	Calpine Corp. Escrow	—	—
495,000		NRG Energy, Inc., 7.375%, 01/15/17	512,944	0.2
6,400,233		Texas Competitive Electric Holdings Co. LLC, 4.772%, 10/10/17	4,541,496	1.1

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
3,208,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	$2,582,440	0.6
			7,641,197	1.9
		Total Corporate Bonds/Notes
		(Cost $23,799,274)	19,835,513	4.8
		Total Long-Term Investments
		(Cost $410,696,081)	371,085,112	89.6
SHORT-TERM INVESTMENTS: 8.5%
		U.S. Government Agency Obligations: 2.2%
9,300,000	Z	Federal Home Loan Bank Discount Notes, 10/03/11
		(Cost $9,299,999)	9,299,999	2.2
		U.S. Treasury Bills: 6.3%
5,000,000		United States Treasury Bill, 01/05/12	4,999,810	1.2
3,000,000		United States Treasury Bill, 10/27/11	2,999,974	0.8
3,000,000		United States Treasury Bill, 11/25/11	2,999,942	0.7
2,000,000		United States Treasury Bill, 12/22/11	1,999,936	0.5
3,000,000		United States Treasury Bill, 02/23/12	2,999,649	0.7
10,000,000		United States Treasury Bill, 03/22/12	9,997,740	2.4
			25,997,051	6.3
		Total Short-Term Investments
		(Cost $35,297,431)	35,297,050	8.5
		Total Investments in Securities (Cost $445,993,512)*	$406,382,162	98.1
		Assets in Excess of Other Liabilities	7,774,319	1.9
		Net Assets	$414,156,481	100.0

†		Unless otherwise indicated, principal amount is shown in USD.
#		Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@		Non-income producing security
&		Payment-in-kind
ADR		American Depositary Receipt
±		Defaulted security
X		Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z		Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is $446,668,593.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$26,743,367
		Gross Unrealized Depreciation	(67,029,798)
		Net Unrealized depreciation	$(40,286,431)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$24,437,267	$5,667,995	$301,800	$30,407,062
Consumer Staples	61,857,442	30,135,498	—	91,992,940
Energy	23,334,374	8,723,017	—	32,057,391
Financials	46,535,978	8,487,392	—	55,023,370
Health Care	50,041,033	—	—	50,041,033
Industrials	13,327,950	5,375,675	—	18,703,625
Information Technology	30,304,839	1,523,743	—	31,828,582
Materials	7,683,859	7,351,748	—	15,035,607
Telecommunication Services	—	1,159,128	—	1,159,128
Telecommunications	—	7,795,334	—	7,795,334
Utilities	10,588,315	6,617,212	—	17,205,527
Total Common Stock	268,111,057	82,836,742	301,800	351,249,599
Corporate Bonds/Notes	—	19,835,513	—	19,835,513
Short-Term Investments	—	35,297,050	—	35,297,050
Total Investments, at value	$268,111,057	$137,969,305	$301,800	$406,382,162
Other Financial Instruments+
Forward Foreign Currency Contracts	—	3,169,470	—	3,169,470
Total Assets	$268,111,057	$141,138,775	$301,800	$409,551,632
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(466,249)	$—	$(466,249)
Total Liabilities	$—	$(466,249)	$—	$(466,249)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$951,946	$—	$(117,279)	$—	$—	$(532,867)	$—	$—	$301,800
Corporate Bonds/Notes	742,775	—	(1,001,238)	(14,964)	15,374	258,053	—	—	—
Total Investments, at value	$1,694,721	$—	$(1,118,517)	$(14,964)	$15,374	$(274,814)	$—	$—	$301,800

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(532,867).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Japanese Yen	5,649,508	Buy	10/20/11	$73,650	$73,268	$(382)
Bank of America	British Pound	213,300	Buy	11/18/11	336,696	332,458	(4,238)
Bank of America	Norwegian Krone	226,268	Buy	12/19/11	38,482	38,393	(89)
Bank of America	Norwegian Krone	772,713	Buy	12/19/11	134,826	131,114	(3,712)
Bank of America	British Pound	171,558	Buy	11/18/11	281,802	267,398	(14,404)
Bank of America	British Pound	94,387	Buy	11/18/11	155,266	147,115	(8,151)
Bank of America	Japanese Yen	7,202,000	Buy	10/20/11	91,507	93,401	1,894
Bank of America	Norwegian Krone	2,069,000	Buy	12/19/11	367,352	351,067	(16,285)
Bank of America	Norwegian Krone	413,060	Buy	12/19/11	75,177	70,088	(5,089)
Bank of America	Japanese Yen	7,653,800	Buy	10/20/11	95,549	99,260	3,711
Bank of America	Japanese Yen	10,309,303	Buy	10/20/11	128,150	133,699	5,549
Bank of America	Swiss Franc	73,446	Buy	02/10/12	83,000	81,285	(1,715)
Bank of America	Japanese Yen	9,743,742	Buy	10/20/11	118,928	126,365	7,437
Bank of America	Japanese Yen	9,894,649	Buy	10/20/11	120,473	128,322	7,849
Bank of America	EU Euro	175,283	Buy	03/15/12	238,895	234,754	(4,141)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	383,452	Buy	11/18/11	$600,254	$597,664	$(2,590)
Barclays Bank PLC	British Pound	294,843	Buy	11/18/11	465,336	459,555	(5,781)
Barclays Bank PLC	Japanese Yen	7,840,000	Buy	10/20/11	101,763	101,675	(88)
Barclays Bank PLC	Japanese Yen	18,424,000	Buy	10/20/11	229,413	238,937	9,524
Barclays Bank PLC	Japanese Yen	9,221,419	Buy	10/20/11	114,433	119,590	5,157
Barclays Bank PLC	Swiss Franc	205,674	Buy	02/10/12	230,429	227,624	(2,805)
Barclays Bank PLC	Swiss Franc	144,018	Buy	02/10/12	161,307	159,388	(1,919)
Barclays Bank PLC	Swiss Franc	389,930	Buy	02/10/12	431,458	431,545	87
Deutsche Bank AG	Japanese Yen	5,780,000	Buy	10/20/11	75,376	74,960	(416)
Deutsche Bank AG	Japanese Yen	6,472,000	Buy	10/20/11	82,990	83,933	943
Deutsche Bank AG	Japanese Yen	4,407,000	Buy	10/20/11	56,246	57,153	907
Deutsche Bank AG	Norwegian Krone	359,200	Buy	12/19/11	63,283	60,949	(2,334)
Deutsche Bank AG	British Pound	689,127	Buy	11/18/11	1,135,461	1,074,103	(61,358)
Deutsche Bank AG	Japanese Yen	6,000,000	Buy	10/20/11	74,239	77,812	3,573
Deutsche Bank AG	Japanese Yen	6,300,000	Buy	10/20/11	77,943	81,703	3,760
Deutsche Bank AG	Japanese Yen	11,750,000	Buy	10/20/11	146,274	152,383	6,109
Deutsche Bank AG	Japanese Yen	5,935,167	Buy	10/20/11	73,938	76,972	3,034
Deutsche Bank AG	Japanese Yen	5,987,102	Buy	10/20/11	74,004	77,645	3,641
Deutsche Bank AG	Japanese Yen	2,750,000	Buy	10/20/11	33,722	35,664	1,942
Deutsche Bank AG	Swiss Franc	73,430	Buy	02/10/12	83,000	81,267	(1,733)
Deutsche Bank AG	Japanese Yen	7,838,854	Buy	10/20/11	96,771	101,660	4,889
Deutsche Bank AG	EU Euro	732,100	Buy	03/15/12	984,919	980,490	(4,429)
Deutsche Bank AG	EU Euro	271,814	Buy	03/15/12	370,545	364,036	(6,509)
Deutsche Bank AG	Swiss Franc	400,000	Buy	02/10/12	550,509	442,690	(107,819)
Deutsche Bank AG	Swiss Franc	100,000	Buy	02/10/12	132,947	110,673	(22,274)
HSBC	Japanese Yen	6,627,498	Buy	10/20/11	83,898	85,951	2,053
State Street	British Pound	253,365	Buy	11/18/11	399,970	394,906	(5,064)
State Street	Japanese Yen	8,900,000	Buy	10/20/11	110,123	115,422	5,299
State Street	Swiss Franc	103,280	Buy	02/10/12	115,204	114,303	(901)
State Street	EU Euro	165,898	Buy	03/15/12	223,521	222,185	(1,336)
State Street	Swiss Franc	38,000	Buy	02/10/12	51,357	42,056	(9,301)
							$(217,505)

Bank of America	Australian Dollar	51,500	Sell	12/21/11	$52,522	$49,340	$3,182
Bank of America	British Pound	5,948,252	Sell	11/18/11	9,614,993	9,271,198	343,795
Bank of America	British Pound	5,948,252	Sell	11/18/11	9,644,139	9,271,198	372,941
Bank of America	Australian Dollar	368,280	Sell	12/21/11	390,885	352,837	38,048
Bank of America	EU Euro	17,469,945	Sell	03/15/12	23,898,884	23,397,233	501,651
Bank of America	Japanese Yen	108,345,233	Sell	10/20/11	1,314,869	1,405,102	(90,233)
Bank of America	Australian Dollar	1,751,325	Sell	02/23/12	1,791,605	1,667,086	124,519
Barclays Bank PLC	British Pound	84,526	Sell	11/18/11	135,655	131,745	3,910
Barclays Bank PLC	British Pound	5,948,252	Sell	11/18/11	9,624,272	9,271,198	353,074
Barclays Bank PLC	Australian Dollar	37,836	Sell	12/21/11	39,972	36,249	3,723
Barclays Bank PLC	Australian Dollar	105,460	Sell	02/23/12	101,778	100,388	1,390
Barclays Bank PLC	Swiss Franc	123,550	Sell	02/10/12	155,782	136,737	19,045
Barclays Bank PLC	Swiss Franc	31,094	Sell	02/10/12	38,945	34,412	4,533
Barclays Bank PLC	EU Euro	318,892	Sell	03/15/12	442,057	427,086	14,971
Barclays Bank PLC	Swiss Franc	2,353,535	Sell	02/10/12	3,104,519	2,604,717	499,802
Barclays Bank PLC	Japanese Yen	7,473,240	Sell	10/20/11	90,000	96,919	(6,919)
Deutsche Bank AG	Japanese Yen	5,100,000	Sell	10/20/11	65,940	66,141	(201)
Deutsche Bank AG	British Pound	170,000	Sell	11/18/11	279,186	264,969	14,217
Deutsche Bank AG	Australian Dollar	42,440	Sell	02/23/12	40,958	40,398	560
Deutsche Bank AG	Swiss Franc	62,402	Sell	02/10/12	77,891	69,062	8,829
Deutsche Bank AG	EU Euro	318,892	Sell	03/15/12	441,936	427,087	14,849
Deutsche Bank AG	Japanese Yen	10,697,180	Sell	10/20/11	130,000	138,729	(8,729)
Deutsche Bank AG	Swiss Franc	2,430,465	Sell	02/10/12	3,199,622	2,689,857	509,765
Deutsche Bank AG	Japanese Yen	14,944,869	Sell	10/20/11	180,000	193,816	(13,816)
HSBC	Japanese Yen	4,826,597	Sell	10/20/11	62,963	62,595	368
HSBC	Japanese Yen	33,500,000	Sell	10/20/11	409,992	434,454	(24,462)
HSBC	Japanese Yen	19,300,000	Sell	10/20/11	234,440	250,297	(15,857)
HSBC	Japanese Yen	5,342,350	Sell	10/20/11	65,000	69,284	(4,284)
HSBC	Japanese Yen	7,470,630	Sell	10/20/11	90,000	96,885	(6,885)
State Street	British Pound	2,181,725	Sell	11/18/11	3,528,940	3,400,529	128,411
State Street	Norwegian Krone	8,481,057	Sell	12/19/11	1,569,592	1,439,063	130,529
							$2,920,726

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
26,488,160	@	ING Franklin Income Portfolio - Class I	$241,836,898	33.5
34,200,446	@	ING Franklin Mutual Shares Portfolio - Class I	238,377,109	33.1
25,048,199	@	ING Templeton Global Growth Portfolio - Class I	241,214,154	33.5
		Total Investments in Affiliated Investment Companies
		(Cost $781,457,341)	$721,428,161	100.1
		Liabilities in Excess of Other Assets	(712,335)	(0.1)
		Net Assets	$720,715,826	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $876,965,425.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(155,537,264)
		Net Unrealized depreciation	$(155,537,264)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$721,428,161	$—	$—	$721,428,161
Total Investments, at value	$721,428,161	$—	$—	$721,428,161

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Argentina: 1.1%
243,700		YPF SA ADR	$8,336,977	1.1

		Canada: 10.1%
490,005		Barrick Gold Corp.	22,858,733	2.9
398,900		Centerra Gold, Inc.	7,426,795	0.9
502,694		GoldCorp, Inc.	22,942,954	2.9
451,800		Harry Winston Diamond Corp.	4,596,038	0.6
825,700		Lundin Mining Corp.	2,876,043	0.3
400,396		Teck Cominco Ltd. - Class B	11,687,559	1.5
540,000		Trican Well Services Ltd.	7,657,601	1.0
			80,045,723	10.1
		France: 1.5%
152,096		Technip S.A.	12,185,449	1.5

		Netherlands: 4.2%
546,142		Royal Dutch Shell PLC - Class A ADR	33,598,656	4.2

		Norway: 2.4%
863,200	L	Statoil ASA ADR	18,601,960	2.4

		United Kingdom: 4.5%
200,800		Antofagasta PLC	2,867,158	0.4
698,769		BG Group PLC	13,373,522	1.7
373,554		Ensco International PLC ADR	15,102,788	1.9
41,900		Randgold Resources Ltd. ADR	4,052,568	0.5
			35,396,036	4.5
		United States: 71.4%
376,800		Anadarko Petroleum Corp.	23,757,240	3.0
98,367		Apache Corp.	7,892,968	1.0
786,247		Arch Coal, Inc.	11,463,481	1.4
532,500	@	Cameron International Corp.	22,120,050	2.8
654,654		Chevron Corp.	60,568,588	7.6
265,376		Cimarex Energy Co.	14,781,443	1.9
183,600		Cliffs Natural Resources, Inc.	9,394,812	1.2
345,500	@	Complete Production Services, Inc.	6,512,675	0.8
435,400		Devon Energy Corp.	24,138,576	3.0
142,000		Domtar Corp.	9,680,140	1.2
276,700		El Paso Corp.	4,836,716	0.6
368,400	@	Energy XXI Bermuda Ltd.	7,902,180	1.0
340,500		EOG Resources, Inc.	24,178,905	3.1
301,000		EQT Corp.	16,061,360	2.0
1,047,258		ExxonMobil Corp.	76,062,349	9.6
489,700	@, L	FX Energy, Inc.	2,022,461	0.3
1,100,428		Halliburton Co.	33,585,063	4.2
475,800		Hess Corp.	24,960,468	3.1
757,000		Marathon Oil Corp.	16,336,060	2.1
70,800	L	Martin Marietta Materials, Inc.	4,475,976	0.6
500,400		Murphy Oil Corp.	22,097,664	2.8
518,412		National Oilwell Varco, Inc.	26,553,063	3.4
337,000		Newmont Mining Corp.	21,197,300	2.7
243,100		Patterson-UTI Energy, Inc.	4,215,354	0.5
363,100		Range Resources Corp.	21,226,826	2.7
545,100	@	Rowan Cos., Inc.	16,456,569	2.1
462,725		Schlumberger Ltd.	27,638,564	3.5
428,600	@	Southwestern Energy Co.	14,285,238	1.8
296,100	@	Unit Corp.	10,932,012	1.4
			565,334,101	71.4
		Total Common Stock
		(Cost $812,284,652)	753,498,902	95.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateral(cc)(1): 3.0%
784,324	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$627,459	0.0
23,535,595		BNY Mellon Overnight Government Fund	23,535,595	3.0
			24,163,054	3.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
13,199,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $13,199,000)	$13,199,000	1.7
		Total Short-Term Investments
		(Cost $37,518,919)	37,362,054	4.7
		Total Investments in Securities (Cost $849,803,571)*	$790,860,956	99.9
		Assets in Excess of Other Liabilities	697,410	0.1
		Net Assets	$791,558,366	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2011 (Unaudited) (continued)

Cost for federal income tax purposes is $868,820,543.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$38,709,023
Gross Unrealized Depreciation	(116,668,610)
Net Unrealized depreciation	$(77,959,587)

Sector Diversification	Percentage of Net Assets
Energy	79.5%
Materials	15.7
Short-Term Investments	4.7
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Argentina	$8,336,977	$—	$—	$8,336,977
Canada	80,045,723	—	—	80,045,723
France	—	12,185,449	—	12,185,449
Netherlands	33,598,656	—	—	33,598,656
Norway	18,601,960	—	—	18,601,960
United Kingdom	15,102,788	20,293,248	—	35,396,036
United States	565,334,101	—	—	565,334,101
Total Common Stock	721,020,205	32,478,697	—	753,498,902
Short-Term Investments	13,199,000	—	627,459	37,362,054
Total Investments, at value	$734,219,205	$32,478,697	$627,459	$790,860,956

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459
Total Investments, at value	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 5.7%
		Financials: 5.7%
4,500,000		Huntington National Bank, 0.726%, 06/01/12	$4,515,444	4.4
1,300,000		NCUA Guaranteed Notes, 0.263%, 06/12/13	1,299,558	1.3
		Total Corporate Bonds/Notes
		(Cost $5,815,311)	5,815,002	5.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
434,586		NCUA Guaranteed Notes, 0.621%, 03/06/20	434,586	0.4
435,783		NCUA Guaranteed Notes, 0.621%, 04/06/20	435,919	0.4
436,148		NCUA Guaranteed Notes, 0.621%, 05/07/20	436,148	0.4
363,234		NCUA Guaranteed Notes, 0.625%, 03/11/20	363,348	0.4
647,251		NCUA Guaranteed Notes, 0.641%, 02/06/20	647,859	0.6
165,997		NCUA Guaranteed Notes, 0.591%, 12/07/20	166,334	0.2
310,500		NCUA Guaranteed Notes, 0.791%, 11/06/17	310,596	0.3
		Total Collateralized Mortgage Obligations
		(Cost $2,793,499)	2,794,790	2.7
MUNICIPAL BONDS: 0.6%
		Wisconsin: 0.6%
600,000	@	State of Wisconsin, 4.800%, 05/01/13	635,826	0.6
		Total Municipal Bonds
		(Cost $636,632)	635,826	0.6

U.S. TREASURY OBLIGATIONS: 11.9%
		Treasury Inflation Indexed Protected Securities: 1.0%
700,000		3.000%, due 07/15/12	904,439	0.9
100,000		2.000%, due 07/15/14	128,966	0.1
			1,033,405	1.0
		U.S. Treasury Bonds: 10.9%
1,500,000		0.625%, due 06/30/12	1,505,394	1.5
9,500,000		1.000%, due 03/31/12	9,543,386	9.3
100,000		1.375%, due 02/15/13	101,574	0.1
			11,150,354	10.9
		Total U.S. Treasury Obligations
		(Cost $12,175,163)	12,183,759	11.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.6%
		Federal Home Loan Mortgage Corporation: 8.2%##
2,500,000		0.180%, due 06/17/13	2,499,173	2.5
5,000,000		0.189%, due 06/03/13	4,996,930	4.9
4,192		5.000%, due 11/01/16	4,505	0.0
1,628		5.000%, due 01/01/17	1,760	0.0
3,742		5.000%, due 01/01/17	4,022	0.0
4,354		5.000%, due 02/01/17	4,709	0.0
4,736		5.000%, due 02/01/17	5,089	0.0
3,773		5.000%, due 02/01/17	4,054	0.0
2,178		5.000%, due 02/01/17	2,356	0.0
2,971		5.000%, due 03/01/17	3,193	0.0
6,080		5.000%, due 03/01/17	6,576	0.0
5,906		5.000%, due 04/01/17	6,388	0.0
6,413		5.000%, due 04/01/17	6,936	0.0
3,534		5.000%, due 04/01/17	3,822	0.0
3,283		5.000%, due 04/01/17	3,550	0.0
4,660		5.000%, due 04/01/17	5,040	0.0
5,418		5.000%, due 04/01/17	5,860	0.0
2,664		5.000%, due 09/01/17	2,881	0.0
6,947		5.000%, due 09/01/17	7,513	0.0
3,375		5.000%, due 09/01/17	3,651	0.0
930		5.000%, due 09/01/17	1,006	0.0
3,972		5.000%, due 09/01/17	4,295	0.0
3,575		5.000%, due 09/01/17	3,866	0.0
6,772		5.000%, due 09/01/17	7,324	0.0
17,174		5.000%, due 09/01/17	18,574	0.1
19,092		5.000%, due 09/01/17	20,648	0.1
3,317		5.000%, due 09/01/17	3,587	0.0
5,373		5.000%, due 09/01/17	5,811	0.0
4,823		5.000%, due 09/01/17	5,216	0.0
4,362		5.000%, due 09/01/17	4,717	0.0
5,534		5.000%, due 10/01/17	5,985	0.0
3,891		5.000%, due 10/01/17	4,209	0.0
9,752		5.000%, due 10/01/17	10,547	0.0
7,852		5.000%, due 10/01/17	8,492	0.0
7,365		5.000%, due 10/01/17	7,965	0.0
7,839		5.000%, due 10/01/17	8,478	0.0
3,876		5.000%, due 10/01/17	4,191	0.0
8,240		5.000%, due 10/01/17	8,912	0.0
65,989		5.000%, due 10/01/17	71,367	0.1
9,165		5.000%, due 10/01/17	9,912	0.0
7,031		5.000%, due 10/01/17	7,604	0.0
6,567		5.000%, due 10/01/17	7,102	0.0
6,913		5.000%, due 10/01/17	7,476	0.0
3,972		5.000%, due 10/01/17	4,296	0.0
4,416		5.000%, due 10/01/17	4,776	0.0
55,495		5.000%, due 10/01/17	59,408	0.1
140,831		5.000%, due 11/01/17	150,791	0.2
6,152		5.000%, due 11/01/17	6,653	0.0
8,353		5.000%, due 11/01/17	9,034	0.0
7,346		5.000%, due 11/01/17	7,945	0.0
4,200		5.000%, due 11/01/17	4,542	0.0
3,575		5.000%, due 11/01/17	3,867	0.0
4,635		5.000%, due 11/01/17	5,013	0.0
4,777		5.000%, due 11/01/17	5,166	0.0
4,884		5.000%, due 11/01/17	5,282	0.0
2,639		5.000%, due 11/01/17	2,854	0.0
4,837		5.000%, due 12/01/17	5,231	0.0
5,930		5.000%, due 12/01/17	6,413	0.0
4,571		5.000%, due 12/01/17	4,944	0.0

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
6,178		5.000%, due 12/01/17	6,682	0.0
6,771		5.000%, due 12/01/17	7,323	0.0
6,097		5.000%, due 12/01/17	6,594	0.0
3,534		5.000%, due 12/01/17	3,822	0.0
5,559		5.000%, due 01/01/18	6,012	0.0
7,340		5.000%, due 02/01/18	7,938	0.0
5,767		5.000%, due 02/01/18	6,237	0.0
6,334		5.000%, due 02/01/18	6,850	0.0
4,278		5.000%, due 02/01/18	4,627	0.0
6,739		5.000%, due 02/01/18	7,288	0.0
4,607		5.000%, due 02/01/18	4,983	0.0
5,992		5.000%, due 02/01/18	6,480	0.0
4,692		5.000%, due 02/01/18	5,074	0.0
4,900		5.000%, due 02/01/18	5,266	0.0
12,116		5.000%, due 02/01/18	13,103	0.1
7,036		5.000%, due 03/01/18	7,609	0.0
8,461		5.000%, due 03/01/18	9,151	0.0
6,568		5.000%, due 03/01/18	7,103	0.0
5,445		5.000%, due 03/01/18	5,889	0.0
6,814		5.000%, due 03/01/18	7,370	0.0
4,669		5.000%, due 04/01/18	5,049	0.0
4,016		5.000%, due 04/01/18	4,343	0.0
7,264		5.000%, due 04/01/18	7,857	0.0
4,284		5.000%, due 04/01/18	4,633	0.0
7,785		5.000%, due 05/01/18	8,419	0.0
7,473		5.000%, due 06/01/18	8,082	0.0
5,539		5.000%, due 07/01/18	5,990	0.0
8,390		5.000%, due 07/01/18	9,073	0.0
6,826		5.000%, due 07/01/18	7,383	0.0
6,715		5.000%, due 07/01/18	7,262	0.0
8,077		5.000%, due 11/01/18	8,735	0.0
73,525		5.500%, due 01/01/20	80,242	0.1
			8,393,976	8.2
		Federal National Mortgage Association: 7.4%##
4,700,000		0.202%, due 05/17/13	4,698,063	4.6
1,000,000	+	1.450%, due 06/29/15	1,006,118	1.0
800,000		1.500%, due 03/28/14	804,122	0.8
28,200		5.000%, due 03/01/18	30,516	0.0
76,515		5.000%, due 04/01/18	82,799	0.1
867,271		5.000%, due 08/25/19	938,294	0.9
			7,559,912	7.4
		Total U.S. Government Agency Obligations
		(Cost $15,891,239)	15,953,888	15.6
		Total Long-Term Investments
		(Cost $37,311,844)	37,383,265	36.5
SHORT-TERM INVESTMENTS: 51.3%
		U.S. Government Agency Obligations: 12.6%
2,800,000		Federal Home Loan Bank, 0.216%, 10/13/11	2,800,129	2.8
10,000,000	Z	Freddie Mac, 10/04/11	9,999,956	9.8
			12,800,085	12.6
		U.S. Treasury Bills: 21.5%
22,000,000		United States Treasury Bill, 10/06/11
		(Cost $22,000,000)	22,000,000	21.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 17.2%
17,556,313		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $17,556,313)	$17,556,313	17.2
		Total Short-Term Investments
		(Cost $52,354,835)	52,356,398	51.3
		Total Investments in Securities (Cost $89,666,679)*	$89,739,663	87.8
		Assets in Excess of Other Liabilities	12,428,727	12.2
		Net Assets	$102,168,390	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$5,815,002	$—	$5,815,002
Collateralized Mortgage Obligations	—	2,794,790	—	2,794,790
Municipal Bonds	—	635,826	—	635,826
Short-Term Investments	17,556,313	34,800,085	—	52,356,398
U.S. Government Agency Obligations	—	15,953,888	—	15,953,888
U.S. Treasury Obligations	—	12,183,759	—	12,183,759
Total Investments, at value	$17,556,313	$72,183,350	$—	$89,739,663
Other Financial Instruments+
Futures	34,178	—	—	34,178
Swaps	—	—	—	—
Total Assets	$17,590,491	$72,183,350	$—	$89,773,841
Liabilities Table
Other Financial Instruments+
Futures	$(91,668)	$—	$—	$(91,668)
Total Liabilities	$(91,668)	$—	$—	$(91,668)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Collateralized Mortgage Obligations	$200,210	$—	$—	$—	$—	$—	$—	$(200,210)	$—
Total Investments, at value	$200,210	$—	$—	$—	$—	$—	$—	$(200,210)	$—

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Credit contracts	$—
Interest rate contracts	(57,490)
Total	$(57,490)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	125	12/30/11	$15,310,548	$(15,406)
U.S. Treasury Ultra Long Bond	2	12/20/11	317,250	31,703
			$15,627,798	$16,297
Short Contracts
90-Day Eurodollar	5	12/19/11	(1,243,375)	(20,794)
90-Day Eurodollar	5	03/19/12	(1,242,625)	(23,950)
U.S. Treasury 10-Year Note	4	12/20/11	(520,375)	(4,007)
U.S. Treasury 2-Year Note	8	12/30/11	(1,761,625)	2,475
U.S. Treasury Long Bond	28	12/20/11	(3,993,500)	(27,511)
			$(8,761,500)	$(73,787)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements on Commodity Indices Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Dow Jones-UBS Commodity Index, if positive. Pay 25 basis pts. and, if negative, the absolute value of the price return of the Dow Jones-UBS Commodity Index. Counterparty: UBS Warburg LLC	03/20/12	USD	92,357,674	$—	$—	$—
Receive the price return on the Dow Jones-UBS Commodity Index, if positive. Pay 37 basis pts. and, if negative, the absolute value of the price return of the Dow Jones-UBS Commodity Index. Counterparty: UBS Warburg LLC	04/13/12	USD	13,492,522	—	—	—
				$—	$—	$—

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 10.0%
492,500		Comcast Corp. – Class A	$10,293,250	2.1
241,598		Home Depot, Inc.	7,941,326	1.6
209,037	L	Sony Corp. ADR	3,971,703	0.8
124,217		Time Warner Cable, Inc.	7,784,679	1.6
284,352		Time Warner, Inc.	8,522,030	1.7
273,444		Viacom - Class B	10,593,221	2.2
			49,106,209	10.0
		Consumer Staples: 11.7%
177,816		Archer-Daniels-Midland Co.	4,411,615	0.9
388,641		Avon Products, Inc.	7,617,364	1.6
92,113		Coca-Cola Co.	6,223,154	1.3
37,863	@	Energizer Holdings, Inc.	2,515,618	0.5
152,723		Kraft Foods, Inc.	5,128,438	1.0
196,702		Procter & Gamble Co.	12,427,632	2.5
253,234		Sysco Corp.	6,558,761	1.3
239,875	L	Unilever NV ADR	7,553,664	1.5
159,444		Walgreen Co.	5,244,113	1.1
			57,680,359	11.7
		Energy: 12.6%
196,354		Anadarko Petroleum Corp.	12,380,120	2.5
72,706		Baker Hughes, Inc.	3,356,109	0.7
51,547	@	Cameron International Corp.	2,141,262	0.4
40,800		ConocoPhillips	2,583,456	0.5
82,488		Devon Energy Corp.	4,573,135	0.9
88,174		ExxonMobil Corp.	6,404,078	1.3
138,738		Hess Corp.	7,278,195	1.5
60,610		Occidental Petroleum Corp.	4,333,615	0.9
182,490		Royal Dutch Shell PLC - Class A ADR	11,226,785	2.3
89,421		Schlumberger Ltd.	5,341,116	1.1
113,083		Williams Cos., Inc.	2,752,440	0.5
			62,370,311	12.6
		Financials: 19.0%
362,542		Bank of America Corp.	2,218,757	0.4
175,363		BB&T Corp.	3,740,493	0.7
518,066		Charles Schwab Corp.	5,838,604	1.2
72,570		Chubb Corp.	4,353,474	0.9
263,685		Citigroup, Inc.	6,755,610	1.4
255,367		Fifth Third Bancorp.	2,579,207	0.5
668,676		JPMorgan Chase & Co.	20,140,521	4.1
593,171		Marsh & McLennan Cos., Inc.	15,742,758	3.2
298,101		Morgan Stanley	4,024,364	0.8
102,088		Northern Trust Corp.	3,571,038	0.7
183,050		PNC Financial Services Group, Inc.	8,821,179	1.8
113,983		Principal Financial Group, Inc.	2,583,995	0.5
546,467		Regions Financial Corp.	1,819,735	0.4
116,809		State Street Corp.	3,756,577	0.8
148,350		US Bancorp.	3,492,159	0.7
190,210		Wells Fargo & Co.	4,587,865	0.9
			94,026,336	19.0
		Health Care: 13.1%
84,027		Abbott Laboratories	4,297,141	0.9
351,180		Bristol-Myers Squibb Co.	11,020,028	2.2
106,791		Cardinal Health, Inc.	4,472,407	0.9
47,107		Cigna Corp.	1,975,667	0.4
28,611		Eli Lilly & Co.	1,057,749	0.2
124,463	@	HCA Holdings, Inc.	2,509,174	0.5
161,187		Medtronic, Inc.	5,357,856	1.1
222,079		Merck & Co., Inc.	7,264,204	1.5
729,921		Pfizer, Inc.	12,905,003	2.6
302,764		UnitedHealth Group, Inc.	13,963,476	2.8
			64,822,705	13.1
		Industrials: 9.4%
105,025		Avery Dennison Corp.	2,634,027	0.5
117,404		Cintas Corp.	3,303,748	0.7
32,795		FedEx Corp.	2,219,566	0.5
1,323,564		General Electric Co.	20,171,115	4.1
196,510		Ingersoll-Rand PLC	5,519,966	1.1
17,559		Manpower, Inc.	590,334	0.1
102,199		Robert Half International, Inc.	2,168,663	0.4
245,056		Tyco International Ltd.	9,986,032	2.0
			46,593,451	9.4
		Information Technology: 12.2%
195,021		Amdocs Ltd.	5,288,970	1.1
368,141		Applied Materials, Inc.	3,810,259	0.8
353,362	@	Dell, Inc.	5,000,072	1.0
427,755	@	eBay, Inc.	12,614,495	2.5
258,828		Hewlett-Packard Co.	5,810,689	1.2
213,832		Intel Corp.	4,561,037	0.9
451,830		Microsoft Corp.	11,246,049	2.3
116,954		STMicroelectronics NV	773,415	0.1
217,166	L	STMicroelectronics NV	1,411,579	0.3
287,319		Western Union Co.	4,393,107	0.9
413,500	@	Yahoo!, Inc.	5,441,660	1.1
			60,351,332	12.2
		Materials: 1.0%
66,989		PPG Industries, Inc.	4,733,443	1.0
		Telecommunications: 3.4%
189,344		Verizon Communications, Inc.	6,967,859	1.4
382,838		Vodafone Group PLC ADR	9,819,795	2.0
			16,787,654	3.4
		Utilities: 5.2%
342,415		American Electric Power Co., Inc.	13,018,618	2.6
102,432		Edison International	3,918,024	0.8
51,468		Entergy Corp.	3,411,814	0.7

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
115,156		FirstEnergy Corp.	$5,171,656	1.1
			25,520,112	5.2
		Total Common Stock
		(Cost $489,229,338)	481,991,912	97.6
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc): 0.7%
2,185,900		BNY Mellon Overnight Government Fund(1)	2,185,900	0.4
1,680,468	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,344,375	0.3
		Total Securities Lending Collateral
		(Cost $3,866,368)	3,530,275	0.7
		Mutual Funds: 2.5%
12,362,247		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $12,362,247)	12,362,247	2.5
		Total Short-Term Investments
		(Cost $16,228,615)	15,892,522	3.2
		Total Investments in Securities (Cost $505,457,953)*	$497,884,434	100.8
		Liabilities in Excess of Other Assets	(4,004,854)	(0.8)
		Net Assets	$493,879,580	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $505,457,953.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$40,680,937
		Gross Unrealized Depreciation	(48,254,456)
		Net Unrealized depreciation	$(7,573,519)

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$481,991,912	$—	$—	$481,991,912
Short-Term Investments	12,362,247	—	1,344,375	15,892,522
Total Investments, at value	$494,354,159	$—	$1,344,375	$497,884,434
Other Financial Instruments+
Forward Foreign Currency Contracts	—	338,515	—	338,515
Total Assets	$494,354,159	$338,515	$1,344,375	$498,222,949

+                               Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                               For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375
Total Investments, at value	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

UBS Warburg LLC	EU Euro	73,180	Sell	10/17/11	$98,250	$98,030	$220
UBS Warburg LLC	EU Euro	42,179	Sell	10/17/11	56,889	56,502	387
UBS Warburg LLC	EU Euro	85,777	Sell	10/17/11	115,613	114,905	708
UBS Warburg LLC	EU Euro	15,461	Sell	10/17/11	21,260	20,710	550
Pershing	EU Euro	36,554	Sell	10/17/11	50,010	48,967	1,043
Pershing	EU Euro	145,444	Sell	10/17/11	198,184	194,833	3,351
Pershing	EU Euro	5,181,813	Sell	10/17/11	7,056,722	6,941,418	115,304
Pershing	British Pound	4,575,835	Sell	10/17/11	7,243,730	7,134,322	109,408
Pershing	Japanese Yen	258,904,706	Sell	10/17/11	3,357,798	3,357,531	267
Pershing	EU Euro	4,930,773	Sell	10/17/11	6,712,410	6,605,133	107,277
							$338,515

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Belgium: 0.7%
163,800		Oriflame Cosmetics S.A.	$5,927,185	0.7
		Brazil: 16.0%
794,635		Cia de Bebidas das Americas ADR	24,355,563	2.8
598,340		Cielo SA	13,174,459	1.5
1,051,723		Itau Unibanco Holding S.A.	16,249,197	1.9
1,721,700		OGX Petroleo e Gas Participacoes S.A.	10,612,686	1.2
1,241,587	L	Petroleo Brasileiro SA ADR	25,725,682	3.0
424,500		Ultrapar Participacoes SA	6,694,017	0.8
1,661,681		Vale S.A. ADR	34,895,301	4.1
597,700		Weg S.A.	5,918,986	0.7
			137,625,891	16.0
		Chile: 1.7%
205,301		Banco Santander Chile S.A. ADR	15,085,517	1.7
		China: 15.7%
4,015,500		Anhui Conch Cement Co., Ltd.	10,906,783	1.3
28,645,950		China Construction Bank	17,326,099	2.0
9,797,037		China Merchants Bank Co., Ltd.	14,819,949	1.7
1,858,000		China Mobile Ltd.	18,162,508	2.1
3,164,000		China Resources Enterprise	10,525,042	1.2
13,672,000		CNOOC Ltd.	21,983,143	2.6
351,644		New Oriental Education & Technology Group ADR	8,077,263	0.9
2,674,500		Ping An Insurance Group Co. of China Ltd.	14,953,955	1.7
2,536,000		Tsingtao Brewery Co., Ltd.	13,916,889	1.6
2,389,000		Wumart Stores, Inc.	4,721,414	0.6
			135,393,045	15.7
		Egypt: 0.7%
175,238		Orascom Construction Industries	6,175,665	0.7
		Hong Kong: 6.1%
5,539,600		AIA Group Ltd.	15,687,820	1.8
2,666,000		Hang Lung Properties Ltd.	7,932,219	0.9
258,000		Jardine Matheson Holdings Ltd.	11,842,200	1.4
10,178,000		Li & Fung Ltd.	16,982,828	2.0
			52,445,067	6.1
		Hungary: 0.7%
398,923		OTP Bank Nyrt	5,869,883	0.7
		India: 13.4%
490,606		ACC Ltd.	10,958,282	1.3
1,568,584		Ambuja Cements Ltd.	4,747,952	0.6
2,993,722		Bharti Airtel Ltd.	22,997,545	2.7
955,790		HDFC Bank Ltd. ADR	27,861,279	3.2
693,300		Housing Development Finance Corp.	9,025,712	1.0
479,484	L	Infosys Technologies Ltd. ADR	24,487,248	2.9
709,500		Jindal Steel & Power Ltd.	7,286,702	0.8
462,400		United Spirits Ltd.	7,463,047	0.9
			114,827,767	13.4
		Indonesia: 4.0%
2,628,500		Astra International Tbk PT	18,789,816	2.2
17,171,500		Bank Rakyat Indonesia	11,243,368	1.3
2,272,500		Unilever Indonesia Tbk PT	4,236,605	0.5
			34,269,789	4.0
		Italy: 1.1%
364,807	L	Tenaris S.A. ADR	9,284,338	1.1
		Malaysia: 0.6%
386,000		British American Tobacco Malaysia Bhd	5,386,026	0.6
		Mexico: 3.7%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	50	0.0
4,387,164		Grupo Financiero Banorte SA de CV	12,966,831	1.5
8,116,240		Wal-Mart de Mexico SA de CV	18,610,330	2.2
			31,577,211	3.7
		Russia: 2.9%
480,500		Magnit OAO GDR	9,108,695	1.1
112,500	#,L	Magnit OJSC GDR	2,132,629	0.2
6,130,606		Sberbank of Russian Federation	13,430,633	1.6
			24,671,957	2.9
		South Africa: 8.6%
2,576,079		African Bank Investments Ltd.	10,479,198	1.2
3,372,970		FirstRand Ltd.	8,153,374	0.9
693,528		Impala Platinum Holdings Ltd.	14,013,690	1.6
451,032		Massmart Holdings Ltd.	7,720,604	0.9
991,399		MTN Group Ltd.	16,196,173	1.9
313,100		Naspers Ltd.	13,521,293	1.6
1,331,361		RMB Holdings Ltd.	4,160,623	0.5
			74,244,955	8.6
		South Korea: 12.0%
34,671		E-Mart Co. Ltd.	8,770,390	1.0
104,892		Hyundai Mobis	29,709,235	3.5
117,897		Hyundai Motor Co.	20,610,498	2.4
26,917		Posco	8,294,858	1.0

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Korea (continued)
50,811		Samsung Electronics Co., Ltd.	$35,479,108	4.1
			102,864,089	12.0
		Taiwan: 6.0%
3,415,200		Delta Electronics, Inc.	7,999,771	0.9
5,120,096		Hon Hai Precision Industry Co., Ltd.	11,409,754	1.3
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.	5,589,144	0.7
2,295,962		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,242,846	3.1
			51,241,515	6.0
		Turkey: 3.4%
1,776,400		KOC Holding A/S	6,566,465	0.8
5,822,827		Turkiye Garanti Bankasi A/S	22,533,187	2.6
			29,099,652	3.4
		United States: 0.9%
279,261	@	NII Holdings, Inc.	7,526,084	0.9
		Total Common Stock
		(Cost $795,323,515)	843,515,636	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
		Securities Lending Collateral(cc)(1): 6.3%
3,197,563	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	2,558,050	0.3
52,039,211		BNY Mellon Overnight Government Fund	52,039,211	6.0
			54,597,261	6.3
		Total Short-Term Investments
		(Cost $55,236,774)	54,597,261	6.3

		Total Investments in Securities (Cost $850,560,289)*	$898,112,897	104.5
		Liabilities in Excess of Other Assets	(38,812,945)	(4.5)
		Net Assets	$859,299,952	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $866,672,200.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$120,868,054
		Gross Unrealized Depreciation	(89,427,357)
		Net Unrealized appreciation	$31,440,697

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	12.6%
Consumer Staples	14.3
Energy	8.7
Financials	26.2
Industrials	3.6
Information Technology	14.5
Materials	10.7
Telecommunication Services	5.5
Telecommunications	2.1
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Belgium	$—	$5,927,185	$—	$5,927,185
Brazil	137,625,891	—	—	137,625,891
Chile	15,085,517	—	—	15,085,517
China	8,077,263	127,315,782	—	135,393,045
Egypt	—	6,175,665	—	6,175,665
Hong Kong	11,842,200	40,602,867	—	52,445,067
Hungary	—	5,869,883	—	5,869,883
India	52,348,527	62,479,240	—	114,827,767
Indonesia	—	34,269,789	—	34,269,789
Italy	9,284,338	—	—	9,284,338
Malaysia	—	5,386,026	—	5,386,026
Mexico	31,577,211	—	—	31,577,211
Russia	13,430,633	11,241,324	—	24,671,957
South Africa	—	74,244,955	—	74,244,955
South Korea	8,770,390	94,093,699	—	102,864,089
Taiwan	26,242,846	24,998,669	—	51,241,515
Turkey	—	29,099,652	—	29,099,652
United States	7,526,084	—	—	7,526,084
Total Common Stock	321,810,900	521,704,736	—	843,515,636
Short-Term Investments	—	—	2,558,050	54,597,261
Total Investments, at value	$321,810,900	$521,704,736	$2,558,050	$898,112,897

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050
Total Investments, at value	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 17.9%
11,475	@	Aeropostale, Inc.	$124,045	0.0
4,800	@	American Axle & Manufacturing Holdings, Inc.	36,624	0.0
151,100		American Eagle Outfitters	1,770,892	0.5
34,000		American Greetings Corp.	629,000	0.2
57,300		Ameristar Casinos, Inc.	919,665	0.3
1,666	@	Biglari Holdings, Inc.	493,786	0.2
40,100	@	Bridgepoint Education, Inc.	699,344	0.2
85,580		Brinker International, Inc.	1,790,334	0.6
62,180		Brunswick Corp.	873,007	0.3
5,600	@	Buffalo Wild Wings, Inc.	334,880	0.1
53,300	@	Cabela’s, Inc.	1,092,117	0.3
48,700	@	Casual Male Retail Group, Inc.	183,112	0.1
140,540		Chico’s FAS, Inc.	1,606,372	0.5
88,570		Cinemark Holdings, Inc.	1,672,202	0.5
9,300	@	Collective Brands, Inc.	120,528	0.0
81,400	@	Conn’s, Inc.	584,452	0.2
23,200		Cooper Tire & Rubber Co.	252,648	0.1
53,585		Cracker Barrel Old Country Store	2,147,687	0.7
274		CSS Industries, Inc.	4,570	0.0
5,800	@	Deckers Outdoor Corp.	540,908	0.2
69,270	@	Dick’s Sporting Goods, Inc.	2,317,774	0.7
33,000		Dillard’s, Inc.	1,434,840	0.4
19,269	@	DineEquity, Inc.	741,664	0.2
44,400	@	Domino’s Pizza, Inc.	1,209,900	0.4
47,349		Drew Industries, Inc.	946,033	0.3
4,700	@	Dunkin’ Brands Group, Inc.	130,190	0.0
49,900		Express, Inc.	1,012,471	0.3
26,200		Finish Line	523,738	0.2
8,500	@	G-III Apparel Group Ltd.	194,310	0.1
50,500		Helen of Troy Ltd.	1,268,560	0.4
119,999	@	Iconix Brand Group, Inc.	1,895,984	0.6
28,500		Jakks Pacific, Inc.	540,075	0.2
155,031		Jarden Corp.	4,381,176	1.4
45,900	@	Journal Communications, Inc.	136,323	0.0
3,500	@	Kirkland’s, Inc.	32,095	0.0
6,000	@	Knology, Inc.	77,880	0.0
7,500	@	Libbey, Inc.	79,050	0.0
17,000		Lifetime Brands, Inc.	163,880	0.1
10,875	@	Lin TV Corp.	23,708	0.0
3,100		Lincoln Educational Services Corp.	25,079	0.0
5,100		Mac-Gray Corp.	65,841	0.0
52,800	@	Maidenform Brands, Inc.	1,236,048	0.4
99,500	@	Monarch Casino & Resort, Inc.	973,110	0.3
23,767		Morningstar, Inc.	1,341,409	0.4
26,500		Oxford Industries, Inc.	908,950	0.3
8,900	@	Pandora Media, Inc.	130,385	0.0
121,830	@	Papa John’s International, Inc.	3,703,632	1.1
112,480	@	Penn National Gaming, Inc.	3,744,459	1.2
42,900	@	Perry Ellis International, Inc.	806,520	0.3
72,350		Pool Corp.	1,894,123	0.6
36,800		Rent-A-Center, Inc.	1,010,160	0.3
35,700	@	Ruby Tuesday, Inc.	255,612	0.1
55,808	@	Ruth’s Hospitality Group, Inc.	239,416	0.1
16,800	@	Select Comfort Corp.	234,696	0.1
135,460	@	Shuffle Master, Inc.	1,139,219	0.4
93,300		Sinclair Broadcast Group, Inc.	668,961	0.2
10,600	@	Skullcandy, Inc.	149,778	0.0
28,300		Standard Motor Products, Inc.	367,051	0.1
11,550	@	Steven Madden Ltd.	347,655	0.1
5,200		Sturm Ruger & Co., Inc.	135,096	0.0
19,400	@	Teavana Holdings, Inc.	394,596	0.1
26,900	@	Tempur-Pedic International, Inc.	1,415,209	0.4
109,410	@	Toll Brothers, Inc.	1,578,786	0.5
62,060		Williams-Sonoma, Inc.	1,910,827	0.6
			57,662,442	17.9
		Consumer Staples: 2.3%
18,200		Andersons, Inc.	612,612	0.2
21,500		B&G Foods, Inc.	358,620	0.1
41,900	@	Chefs’ Warehouse Holdings, Inc.	492,744	0.1
70,100	@	Chiquita Brands International, Inc.	584,634	0.2
3,700		Coca-Cola Bottling Co. Consolidated	205,202	0.1
18,300	@	Darling International, Inc.	230,397	0.1
40,400	@	Dole Food Co., Inc.	404,000	0.1
7,800	@	Elizabeth Arden, Inc.	221,832	0.1
10,000		Fresh Del Monte Produce, Inc.	232,000	0.1
44,310		J&J Snack Foods Corp.	2,129,096	0.7
6,100		MGP Ingredients, Inc.	30,927	0.0
5,100	@	Natures Sunshine Prods, Inc.	71,808	0.0
30,900	@	Prestige Brands Holdings, Inc.	279,645	0.1
14,700	@	Revlon, Inc. - Class A	181,104	0.0
71,261		Spartan Stores, Inc.	1,103,120	0.3
3,300	@	TreeHouse Foods, Inc.	204,072	0.1
4,100		Village Super Market	98,154	0.0
			7,439,967	2.3
		Energy: 5.5%
6,500		Alon USA Energy, Inc.	39,845	0.0
1,600		Apco Oil and Gas International, Inc.	119,072	0.0
57,195	@	Approach Resources, Inc.	971,743	0.3

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
6,700	@	Basic Energy Services, Inc.	$94,872	0.0
10,100	@	C&J Energy Services, Inc.	166,044	0.1
2,900	@	Cal Dive International, Inc.	5,539	0.0
47,000	@	Callon Petroleum Co.	181,890	0.1
32,390		Cimarex Energy Co.	1,804,123	0.6
12,900	@	Clayton Williams Energy, Inc.	552,249	0.2
10,000	@	Cloud Peak Energy, Inc.	169,500	0.1
37,000	@	Complete Production Services, Inc.	697,450	0.2
9,200		Delek US Holdings, Inc.	103,684	0.0
33,700		EXCO Resources, Inc.	361,264	0.1
76,283	@	Exterran Holdings, Inc.	741,471	0.2
7,300	@	Georesources, Inc.	129,867	0.0
26,100	@	Gulfmark Offshore, Inc.	948,474	0.3
48,900	@	Gulfport Energy Corp.	1,182,402	0.4
26,400	@	KiOR, Inc.	547,536	0.2
9,200		Lufkin Industries, Inc.	489,532	0.2
5,600	@	Matrix Service Co.	47,656	0.0
33,100	@	McMoRan Exploration Co.	328,683	0.1
24,400	@	Newpark Resources	148,596	0.0
2,000	@	OYO Geospace Corp.	112,580	0.0
103,350		Patterson-UTI Energy, Inc.	1,792,089	0.6
112,840	@	Resolute Energy Corp.	1,281,862	0.4
14,950		RPC, Inc.	243,984	0.1
4,800	@	Solazyme, Inc.	46,128	0.0
44,470		Tidewater, Inc.	1,869,964	0.6
30,700	@	Vaalco Energy, Inc.	149,202	0.0
52,900		W&T Offshore, Inc.	727,904	0.2
34,700	@	Warren Resources, Inc.	83,280	0.0
47,600	@	Western Refining, Inc.	593,096	0.2
28,900		World Fuel Services Corp.	943,585	0.3
			17,675,166	5.5
		Financials: 22.7%
10,400		Advance America Cash Advance Centers, Inc.	76,544	0.0
10,900		Agree Realty Corp.	237,402	0.1
1,000		Alliance Financial Corp.	28,050	0.0
12,077		American Campus Communities, Inc.	449,385	0.1
115,000		American Equity Investment Life Holding Co.	1,006,250	0.3
12,200	@	American Safety Insurance Holdings Ltd.	224,480	0.1
190,700		Anworth Mortgage Asset Corp.	1,296,760	0.4
136,400		Ashford Hospitality Trust, Inc.	957,528	0.3
20,200		Aspen Insurance Holdings Ltd.	465,408	0.2
174,660		Associated Banc-Corp.	1,624,338	0.5
27,200		Associated Estates Realty Corp.	420,512	0.1
10,400		Banner Corp.	133,016	0.0
46,750		BGC Partners, Inc.	281,902	0.1
16,500		BioMed Realty Trust, Inc.	273,405	0.1
9,700		Banco Latinoamericano de Exportaciones S.A.	147,731	0.1
7,900		OceanFirst Financial Corp.	92,193	0.0
146,905		Calamos Asset Management, Inc.	1,470,519	0.5
13,100		Capital Lease Funding, Inc.	47,291	0.0
94,700		Capstead Mortgage Corp.	1,092,838	0.3
8,200		Cascade Bancorp	47,806	0.0
31,400		Cash America International, Inc.	1,606,424	0.5
21,300		Cathay General Bancorp.	242,394	0.1
39,800		CBL & Associates Properties, Inc.	452,128	0.1
12,300		Citizens & Northern Corp.	182,778	0.1
10,300		City Holding Co.	277,997	0.1
147,300	@	CNO Financial Group, Inc.	796,893	0.3
9,215		Colonial Properties Trust	167,344	0.1
14,300		Community Bank System, Inc.	324,467	0.1
4,270		Community Trust Bancorp., Inc.	99,448	0.0
79,625		DCT Industrial Trust, Inc.	349,554	0.1
26,025		DDR Corp.	283,672	0.1
21,100		Delphi Financial Group	454,072	0.1
51,192	@	DFC Global Corp.	1,118,545	0.4
11,000		Diamond Hill Investment Group, Inc.	763,290	0.2
8,600		Dime Community Bancshares	87,118	0.0
40,375	@	Doral Financial Corp.	44,009	0.0
10,300		East-West Bancorp., Inc.	153,573	0.1
76,291		EastGroup Properties, Inc.	2,909,739	0.9
32,400		Eaton Vance Corp.	721,548	0.2
15,600		Education Realty Trust, Inc.	134,004	0.0
85,434	@	eHealth, Inc.	1,167,028	0.4
54,200	@	Encore Capital Group, Inc.	1,184,270	0.4
5,700		Enterprise Financial Services Corp.	77,463	0.0
89,296		Epoch Holding Corp.	1,211,747	0.4
2,700		Equity Lifestyle Properties, Inc.	169,290	0.1
13,000		Financial Institutions, Inc.	185,380	0.1
2,200		First Bancorp.	22,088	0.0
34,900		First Busey Corp.	151,815	0.1

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
157,900		First Commonwealth Financial Corp.	$584,230	0.2
15,700		First Community Bancshares, Inc.	160,140	0.1
161,542		First Financial Bancorp.	2,229,280	0.7
69,075	@	First Industrial Realty Trust, Inc.	552,600	0.2
12,200		First Merchants Corp.	86,010	0.0
13,237		First Niagara Financial Group, Inc.	121,119	0.0
7,587		First of Long Island Corp.	171,921	0.1
39,476	@	First Republic Bank	914,264	0.3
37,422	@	FirstService Corp.	962,494	0.3
17,200		Flagstone Reinsurance Holdings S.A.	133,300	0.0
39,900		FNB Corp.	341,943	0.1
87,400		Glacier Bancorp., Inc.	818,938	0.3
9,400		Gladstone Capital Corp.	64,484	0.0
23,700		Glimcher Realty Trust	167,796	0.1
38,110		Greenhill & Co., Inc.	1,089,565	0.3
189,124	@	HFF, Inc.	1,652,944	0.5
4,300		Home Properties, Inc.	244,068	0.1
4,700		Horace Mann Educators Corp.	53,627	0.0
12,500		Huntington Bancshares, Inc.	60,000	0.0
75,959		IBERIABANK Corp.	3,574,631	1.1
4,300		IDT Corp.	87,720	0.0
10,330		International Bancshares Corp.	135,839	0.0
184,300		Janus Capital Group, Inc.	1,105,800	0.3
44,560		JMP Group, Inc.	258,894	0.1
124,126		KBW, Inc.	1,711,698	0.5
31,700	@	Knight Capital Group, Inc.	385,472	0.1
6,775		Lakeland Bancorp, Inc.	52,980	0.0
5,600		Lakeland Financial Corp.	115,696	0.0
17,000		LaSalle Hotel Properties	326,400	0.1
141,699		Lexington Realty Trust	926,711	0.3
10,700		LTC Properties, Inc.	270,924	0.1
11,300		MainSource Financial Group, Inc.	98,536	0.0
30,500		Meadowbrook Insurance Group, Inc.	271,755	0.1
106,700		MFA Mortgage Investments, Inc.	749,034	0.2
43,380		Mid-America Apartment Communities, Inc.	2,612,344	0.8
4,000		Mission West Properties	30,360	0.0
36,400	@	Nara Bancorp., Inc.	220,948	0.1
2,500		National Bankshares, Inc.	60,325	0.0
37,800	@	National Financial Partners Corp.	413,532	0.1
102,920		National Retail Properties, Inc.	2,765,460	0.9
5,600		NBT Bancorp., Inc.	104,272	0.0
20,500		Nelnet, Inc.	384,990	0.1
49,800	@	Ocwen Financial Corp.	657,858	0.2
94,800		Omega Healthcare Investors, Inc.	1,510,164	0.5
43,000		Oriental Financial Group	415,810	0.1
15,100		PacWest Bancorp	210,494	0.1
8,700		Parkway Properties, Inc.	95,787	0.0
42,600		Pennsylvania Real Estate Investment Trust	329,298	0.1
2,400		Peoples Bancorp., Inc.	26,400	0.0
37,600	@	PHH Corp.	604,608	0.2
39,500	@	Pinnacle Financial Partners, Inc.	432,130	0.1
6,900	@	Portfolio Recovery Associates, Inc.	429,318	0.1
56,950		ProAssurance Corp.	4,101,539	1.3
3,753		Prospect Capital Corp.	31,563	0.0
6,500		Prosperity Bancshares, Inc.	212,420	0.1
6,500		PS Business Parks, Inc.	322,010	0.1
643		Pzena Investment Management, Inc.	2,109	0.0
7,800		Ramco-Gershenson Properties	63,960	0.0
1,800		Renasant Corp.	22,914	0.0
4,557		Republic Bancorp., Inc.	80,704	0.0
14,040		RLI Corp.	892,663	0.3
129,741		RLJ Lodging Trust	1,656,793	0.5
14,500		Selective Insurance Group	189,225	0.1
37,500		Senior Housing Properties Trust	807,750	0.3
15,300		Sierra Bancorp.	139,995	0.0
6,289		Southside Bancshares, Inc.	113,265	0.0
33,400	@	Southwest Bancorp., Inc.	140,948	0.1
4,000		Sun Communities, Inc.	140,760	0.0
37,300		Susquehanna Bancshares, Inc.	204,031	0.1
6,000	@	SVB Financial Group	222,000	0.1
19,890		SWS Group, Inc.	93,284	0.0
18,100		Trustco Bank Corp.	80,726	0.0
303,763		Umpqua Holdings Corp.	2,670,077	0.8
7,400		WesBanco, Inc.	128,094	0.0
11,900		West BanCorp., Inc.	100,912	0.0
4,700		Westamerica Bancorp.	180,104	0.1
239,433	@	Western Alliance Bancorp.	1,312,093	0.4
74,700	@	Wilshire Bancorp., Inc.	204,678	0.1
28,200	@	World Acceptance, Corp.	1,577,790	0.5
			73,188,754	22.7
		Health Care: 11.4%
49,600	@	Achillion Pharmaceuticals, Inc.	234,112	0.1
26,000	@	Acorda Therapeutics, Inc.	518,960	0.2
36,500	@	Aegerion Pharmaceuticals, Inc.	462,455	0.1
17,500	@	Affymax, Inc.	78,400	0.0

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
23,600	@	Align Technology, Inc.	$358,012	0.1
8,400	@	AMERIGROUP Corp.	327,684	0.1
39,637	@	Amsurg Corp.	891,832	0.3
60,700	@	Anadys Pharmaceuticals, Inc.	55,814	0.0
79,000	@	Ariad Pharmaceuticals, Inc.	694,410	0.2
26,825	@	BioCryst Pharmaceuticals, Inc.	74,037	0.0
22,600	@	BioMimetic Therapeutics, Inc.	74,580	0.0
39,101	@	Cadence Pharmaceuticals, Inc.	256,112	0.1
38,100		Cantel Medical Corp.	804,672	0.3
32,700	@	Chelsea Therapeutics International, Inc.	119,355	0.0
149,870	@	Coventry Health Care, Inc.	4,317,755	1.3
91,590	@	Cumberland Pharmaceuticals, Inc.	512,904	0.2
176,100	@	Dynavax Technologies Corp.	327,546	0.1
30,200	@	DynaVox, Inc.	108,720	0.0
16,200	@	Enzo Biochem, Inc.	41,634	0.0
3,300	@	ePocrates, Inc.	29,733	0.0
47,053	@	Five Star Quality Care, Inc.	117,633	0.0
6,300	@	GenMark Diagnostics, Inc.	36,225	0.0
64,900	@	Gentiva Health Services, Inc.	358,248	0.1
9,700	@	Greatbatch, Inc.	194,097	0.1
51,800	@	Halozyme Therapeutics, Inc.	318,052	0.1
21,200	@	Hanger Orthopedic Group, Inc.	400,468	0.1
39,500	@	Healthspring, Inc.	1,440,170	0.5
27,960	@	Idexx Laboratories, Inc.	1,928,401	0.6
26,300	@	Immunomedics, Inc.	84,160	0.0
31,700	@	Impax Laboratories, Inc.	567,747	0.2
37,100	@	Incyte Corp., Ltd.	518,287	0.2
14,800	@	Integra LifeSciences Holdings Corp.	529,396	0.2
15,800	@	InterMune, Inc.	319,160	0.1
30,800		Invacare Corp.	709,632	0.2
14,000	@	Ironwood Pharmaceuticals, Inc.	151,200	0.1
62,620	@	Kindred Healthcare, Inc.	539,784	0.2
36,800	@	MedAssets, Inc.	353,648	0.1
24,400	@	Medivation, Inc.	414,312	0.1
74,700	@	Metropolitan Health Networks, Inc.	339,138	0.1
35,000	@	Momenta Pharmaceuticals, Inc.	402,500	0.1
38,120	@	MWI Veterinary Supply, Inc.	2,623,418	0.8
121,600	@	Omnicell, Inc.	1,675,648	0.5
9,600	@	Onyx Pharmaceuticals, Inc.	288,096	0.1
19,600		Orthofix International NV	676,396	0.2
21,650		Owens & Minor, Inc.	616,592	0.2
9,500	@	Pacific Biosciences of California, Inc.	30,495	0.0
12,600	@	Par Pharmaceutical Cos., Inc.	335,412	0.1
66,200	@	PharMerica Corp.	944,674	0.3
134,330	@	PSS World Medical, Inc.	2,644,958	0.8
105,000	@	Raptor Pharmaceutical Corp.	473,550	0.2
117,100	@	RTI Biologics, Inc.	385,259	0.1
7,600	@	Sagent Pharmaceuticals, Inc.	153,824	0.1
6,800	@	Salix Pharmaceuticals Ltd.	201,280	0.1
49,400	@	Savient Pharmaceuticals, Inc.	202,540	0.1
10,400	@	Sirona Dental Systems, Inc.	441,064	0.1
7,300	@	Targacept, Inc.	109,500	0.0
9,500	@	Triple-S Management Corp.	159,125	0.1
4,400		US Physical Therapy, Inc.	81,488	0.0
44,600	@	Vanguard Health Systems, Inc.	453,136	0.1
108,240	@	VCA Antech, Inc.	1,729,675	0.5
71,800	@	WellCare Health Plans, Inc.	2,726,964	0.8
			36,964,079	11.4
		Industrials: 13.9%
231,570	@	ACCO Brands Corp.	1,104,589	0.3
16,800		Acuity Brands, Inc.	605,472	0.2
19,900	@	Alaska Air Group, Inc.	1,120,171	0.3
41,338	@	Altra Holdings, Inc.	478,281	0.2
22,175		Applied Industrial Technologies, Inc.	602,273	0.2
22,525	@	Atlas Air Worldwide Holdings, Inc.	749,857	0.2
15,600		Barnes Group, Inc.	300,300	0.1
8,900	@	Beacon Roofing Supply, Inc.	142,311	0.0
133,000	@	Cenveo, Inc.	400,330	0.1
5,900	@	Ceradyne, Inc.	158,651	0.1
13,300		CIRCOR International, Inc.	390,621	0.1
6,600	@	Columbus McKinnon Corp.	72,336	0.0
137,483		Comfort Systems USA, Inc.	1,143,859	0.4
3,500		Curtiss-Wright Corp.	100,905	0.0
69,500		Deluxe Corp.	1,292,700	0.4
4,000	@	Dollar Thrifty Automotive Group	225,200	0.1
99,890		Douglas Dynamics, Inc.	1,276,594	0.4
29,900	@	EMCOR Group, Inc.	607,867	0.2
19,400	@	EnerSys	388,388	0.1
37,500	@	EnPro Industries, Inc.	1,113,000	0.3
15,100	@	Esterline Technologies Corp.	782,784	0.2
47,500	@	Force Protection, Inc.	182,875	0.1
34,207		Forward Air Corp.	870,568	0.3
117,100	@	Gencorp, Inc.	525,779	0.2

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
3,025	@	Gibraltar Industries, Inc.	$24,563	0.0
5,200	@	GP Strategies Corp.	51,948	0.0
44,400	@	Hawaiian Holdings, Inc.	186,924	0.1
5,462		Heico Corp.	268,949	0.1
123,650		Herman Miller, Inc.	2,208,389	0.7
10,300		Insteel Industries, Inc.	103,721	0.0
43,720	@	Interline Brands, Inc.	562,676	0.2
17,600	@	Kadant, Inc.	312,576	0.1
142,990	@	KAR Holdings, Inc.	1,731,609	0.5
28,580		Kaydon Corp.	819,675	0.3
15,300		Kelly Services, Inc.	174,420	0.1
99,970		Knight Transportation, Inc.	1,330,601	0.4
32,100		Knoll, Inc.	439,770	0.1
21,100	@	LMI Aerospace, Inc.	359,966	0.1
58,100	@	Mastec, Inc.	1,023,141	0.3
63,710	@	NCI Building Systems, Inc.	481,648	0.2
59,300	@	Quality Distribution, Inc.	531,921	0.2
82,261	@	RBC Bearings, Inc.	2,796,051	0.9
48,700		Regal-Beloit Corp.	2,210,006	0.7
7,100		Robbins & Myers, Inc.	246,441	0.1
28,100		SeaCube Container Leasing Ltd.	340,853	0.1
2,600		Standex International Corp.	80,938	0.0
6,500	@	Team, Inc.	136,370	0.0
33,600		Toro Co.	1,655,472	0.5
33,690	@	TransDigm Group, Inc.	2,751,462	0.9
26,000	@	Trimas Corp.	386,100	0.1
35,250		Triumph Group, Inc.	1,718,085	0.5
9,300		Tutor Perini Corp.	106,857	0.0
3,400		Unifirst Corp.	153,986	0.1
8,900	@	United Rentals, Inc.	149,876	0.0
10,900		United Stationers, Inc.	297,025	0.1
26,400		Wabtec Corp.	1,395,768	0.4
140,620		Waste Connections, Inc.	4,755,768	1.5
3,100		Watts Water Technologies, Inc.	82,615	0.0
35,400	@	Wesco Aircraft Holdings, Inc.	386,922	0.1
			44,898,803	13.9
		Information Technology: 12.5%
45,700	@	Active Network, Inc./The	674,075	0.2
19,623	@	Actuate Corp.	108,319	0.0
8,500	@	Alpha & Omega Semiconductor Ltd.	69,785	0.0
66,500	@	Amkor Technology, Inc.	289,940	0.1
47,190		Anixter International, Inc.	2,238,694	0.7
94,050	@	Archipelago Learning, Inc.	790,020	0.2
5,800	@	Ariba, Inc.	160,718	0.1
64,920	@	Arris Group, Inc.	668,676	0.2
67,600	@	Aspen Technology, Inc.	1,032,252	0.3
19,300		Black Box Corp.	412,055	0.1
8,300	@	Blue Coat Systems, Inc.	115,204	0.0
27,100	@	Brightpoint, Inc.	249,591	0.1
18,400		Brooks Automation, Inc.	149,960	0.1
6,500	@	CACI International, Inc.	324,610	0.1
41,400	@	Ciber, Inc.	125,442	0.0
57,100	@	Cirrus Logic, Inc.	841,654	0.3
11,000		Comtech Telecommunications	308,990	0.1
9,400	@	CSG Systems International	118,816	0.0
11,400		Daktronics, Inc.	97,812	0.0
12,500		DDi Corp.	90,500	0.0
5,600	@	Demand Media, Inc.	44,800	0.0
77,830	@	DemandTec, Inc.	509,008	0.2
91,461	@	Dice Holdings, Inc.	715,225	0.2
16,500	@	Ebix, Inc.	242,550	0.1
57,230	@	Entegris, Inc.	365,127	0.1
4,925	@	FEI Co.	147,553	0.0
12,500	@	Fusion-io, Inc.	237,500	0.1
9,700	@	Gartner, Inc.	338,239	0.1
6,500	@	GSI Technology, Inc.	31,980	0.0
139,900	@	GT Advanced Technologies, Inc.	982,098	0.3
9,000	@	Imation Corp.	65,790	0.0
12,800	@	Insight Enterprises, Inc.	193,792	0.1
5,800	@	Integrated Silicon Solution, Inc.	45,298	0.0
137,900		Intersil Corp.	1,418,991	0.4
54,188	@	JDA Software Group, Inc.	1,270,167	0.4
7,300		Keynote Systems, Inc.	154,249	0.1
176,800	@	Kulicke & Soffa Industries, Inc.	1,318,928	0.4
33,050	@	Lattice Semiconductor Corp.	173,513	0.1
6,900		Littelfuse, Inc.	277,449	0.1
39,600	@	Magma Design Automation, Inc.	180,180	0.1
5,600		Mantech International Corp.	175,728	0.1
5,300		MAXIMUS, Inc.	184,970	0.1
3,200	@	Measurement Specialties, Inc.	83,072	0.0
20,900		Micrel, Inc.	197,923	0.1
57,270	@	Micros Systems, Inc.	2,514,726	0.8
119,025	@	Monotype Imaging Holdings, Inc.	1,443,773	0.5
5,700	@	Netgear, Inc.	147,573	0.1
10,400	@	Netscout Systems, Inc.	118,768	0.0
34,497	@	NetSuite, Inc.	931,764	0.3
18,900	@	Newport Corp.	204,309	0.1
5,900	@	Oplink Communications, Inc.	89,326	0.0
24,060	@	Parametric Technology Corp.	370,043	0.1
18,800	@	Photronics, Inc.	93,624	0.0
13,800		Plantronics, Inc.	392,610	0.1
5,300	@	Plexus Corp.	119,886	0.0
75,100	@	PMC - Sierra, Inc.	449,098	0.1
24,200	@	Polycom, Inc.	444,554	0.1
15,100	@	Progress Software Corp.	265,005	0.1
14,100	@	Quest Software, Inc.	223,908	0.1
22,995	@	Radisys Corp.	140,729	0.0
3,100	@	Responsys, Inc.	33,418	0.0
4,300	@	Rovi Corp.	184,814	0.1

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
21,580	@	SciQuest, Inc.	$322,405	0.1
52,200	@	Skyworks Solutions, Inc.	936,468	0.3
39,250	@	SolarWinds, Inc.	864,285	0.3
61,220		Solera Holdings, Inc.	3,091,610	1.0
10,500	@	SS&C Technologies Holdings, Inc.	150,045	0.1
57,472	@	SuccessFactors, Inc.	1,321,281	0.4
21,000	@	Symmetricom, Inc.	91,140	0.0
8,200	@	Synaptics, Inc.	195,980	0.1
16,000	@	SYNNEX Corp.	419,200	0.1
70,000	@	Take-Two Interactive Software, Inc.	890,400	0.3
2,600	@	Tangoe, Inc.	29,406	0.0
8,100	@	TeleCommunication Systems, Inc.	27,945	0.0
46,700	@	TeleNav, Inc.	414,229	0.1
10,200	@	TeleTech Holdings, Inc.	155,448	0.1
267,500	@	THQ, Inc.	462,775	0.1
11,800	@	TIBCO Software, Inc.	264,202	0.1
22,800	@	TTM Technologies, Inc.	216,828	0.1
9,320	@	Unisys Corp.	146,231	0.0
284,253		United Online, Inc.	1,486,643	0.5
15,200	@	Vasco Data Security Intl.	77,672	0.0
18,868	@	Verifone Holdings, Inc.	660,757	0.2
16,000	@	VirnetX Holding Corp.	239,840	0.1
26,450	@	Vocus, Inc.	443,302	0.1
12,000	@	Websense, Inc.	207,600	0.1
27,600	@	Westell Technologies, Inc.	59,616	0.0
10,900	@	Wright Express Corp.	414,636	0.1
15,800		Xyratex Ltd.	146,466	0.0
3,500	@	Zillow, Inc.	95,725	0.0
			40,221,306	12.5
		Materials: 7.4%
26,700		Airgas, Inc.	1,703,994	0.5
68,110		Aptargroup, Inc.	3,042,474	0.9
36,100		Buckeye Technologies, Inc.	870,371	0.3
20,900	@	Century Aluminum Co.	186,846	0.1
32,400	@	Coeur d’Alene Mines Corp.	694,656	0.2
21,360		Compass Minerals International, Inc.	1,426,421	0.4
87,350	@	Crown Holdings, Inc.	2,673,783	0.8
2,500		FutureFuel Corp.	26,000	0.0
59,600	@	Georgia Gulf Corp.	824,268	0.3
76,200	@	Graphic Packaging Holding Co.	262,890	0.1
14,700		HB Fuller Co.	267,834	0.1
17,600	@	Hecla Mining Co.	94,336	0.0
15,900		Innophos Holdings, Inc.	633,933	0.2
3,100	@	Innospec, Inc.	75,051	0.0
20,900		Koppers Holdings, Inc.	535,249	0.2
9,400	@	Kraton Performance Polymers, Inc.	152,092	0.0
107,200	@	Noranda Aluminum Holding Corp.	895,120	0.3
44,500		PolyOne Corp.	476,595	0.2
25,200	@	Revett Minerals, Inc.	97,272	0.0
19,100		Rock-Tenn Co.	929,788	0.3
3,800		Schweitzer-Mauduit International, Inc.	212,306	0.1
44,920		Scotts Miracle-Gro Co.	2,003,432	0.6
135,790		Silgan Holdings, Inc.	4,988,925	1.5
23,500	@	Solutia, Inc.	301,975	0.1
41,050		Worthington Industries	573,468	0.2
			23,949,079	7.4
		Telecommunication Services: 1.2%
9,900	@	Boingo Wireless, Inc.	70,785	0.0
442,400	@	Cincinnati Bell, Inc.	1,367,016	0.4
17,000		Consolidated Communications Holdings, Inc.	306,850	0.1
69,461		NTELOS Holdings Corp.	1,231,544	0.4
65,300	@	Premier Global Services, Inc.	419,226	0.1
192,600	@	Vonage Holdings Corp.	500,760	0.2
			3,896,181	1.2
		Utilities: 3.4%
4,200		Central Vermont Public Service Corp.	147,882	0.0
5,200		Chesapeake Utilities Corp.	208,572	0.1
30,700		El Paso Electric Co.	985,163	0.3
4,000		Empire District Electric Co.	77,520	0.0
17,900		Idacorp, Inc.	676,262	0.2
6,100		Laclede Group, Inc.	236,375	0.1
15,150		New Jersey Resources Corp.	644,936	0.2
1,525		Nicor, Inc.	83,890	0.0
52,220		Northwest Natural Gas Co.	2,302,902	0.7
86,310		NorthWestern Corp.	2,756,741	0.9
78,400		Portland General Electric Co.	1,857,296	0.6
8,600		Southwest Gas Corp.	311,062	0.1
7,500		Unisource Energy Corp.	270,675	0.1
5,700		Westar Energy, Inc.	150,594	0.0
5,400		WGL Holdings, Inc.	210,978	0.1
			10,920,848	3.4
		Total Common Stock (Cost $327,567,955)	316,816,625	98.2

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.2%
	U.S. Treasury Notes: 0.2%
600,000	0.750%, due 11/30/11	$600,750	0.2
	Total U.S. Treasury Obligations (Cost $600,442)	600,750	0.2
	Total Long-Term Investments (Cost $328,168,397)	317,417,375	98.4

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateral(cc)(1): 0.2%
1,121,269	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08 (Cost $1,121,269)	$897,015	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
3,721,781		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,721,781)	$3,721,781	1.2
		Total Short-Term Investments (Cost $4,843,050)	4,618,796	1.4
		Total Investments in Securities (Cost $333,011,447)*	$322,036,171	99.8
		Assets in Excess of Other Liabilities	659,380	0.2
		Net Assets	$322,695,551	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $338,202,440.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$37,209,228
		Gross Unrealized Depreciation	(53,375,497)
		Net Unrealized depreciation	$(16,166,269)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$316,816,625	$—	$—	$316,816,625
Short-Term Investments	3,721,781	—	897,015	4,618,796
U.S. Treasury Obligations	—	600,750	—	600,750
Total Investments, at value	$320,538,406	$600,750	$897,015	$322,036,171
Liabilities Table
Other Financial Instruments+
Futures	$(40,817)	$—	$—	$(40,817)
Total Liabilities	$(40,817)	$—	$—	$(40,817)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$897,015	$—	$—	$—	$—	$—	$—	$—	$897,015
Total Investments, at value	$897,015	$—	$—	$—	$—	$—	$—	$—	$897,015

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	17	12/16/11	$1,090,550	$(40,817)
			$1,090,550	$(40,817)

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 16.5%
153,420		Abercrombie & Fitch Co.	$9,444,535	1.1
70,710	@	Amazon.com, Inc.	15,289,623	1.7
249,920	@	Bed Bath & Beyond, Inc.	14,322,915	1.6
148,620		Coach, Inc.	7,702,975	0.9
657,150		Comcast Corp. – Class A	13,734,435	1.6
298,380	@	DIRECTV	12,606,555	1.4
293,020		Harley-Davidson, Inc.	10,059,377	1.1
495,730		Macy’s, Inc.	13,047,614	1.5
227,150		McDonald’s Corp.	19,948,313	2.3
36,140	@	Priceline.com, Inc.	16,243,484	1.9
427,819		Wyndham Worldwide Corp.	12,197,120	1.4
			144,596,946	16.5
		Consumer Staples: 12.1%
200,920		Coca-Cola Co.	13,574,155	1.6
566,590		Coca-Cola Enterprises, Inc.	14,096,759	1.6
209,120		Hershey Co.	12,388,269	1.4
97,110		Lorillard, Inc.	10,750,077	1.2
433,810		Philip Morris International, Inc.	27,061,068	3.1
302,100		Wal-Mart Stores, Inc.	15,678,990	1.8
193,606		Whole Foods Market, Inc.	12,644,408	1.4
			106,193,726	12.1
		Energy: 11.1%
176,160		Chevron Corp.	16,298,323	1.9
694,060		ExxonMobil Corp.	50,409,578	5.7
219,070		Halliburton Co.	6,686,016	0.8
223,590		National Oilwell Varco, Inc.	11,452,280	1.3
205,910		Range Resources Corp.	12,037,499	1.4
			96,883,696	11.1
		Financials: 4.1%
293,948		American Express Co.	13,198,265	1.5
91,570		Blackrock, Inc.	13,553,276	1.6
729,664		Blackstone Group LP	8,741,375	1.0
			35,492,916	4.1
		Health Care: 9.9%
96,710	@	Biogen Idec, Inc.	9,008,537	1.0
273,550		Cardinal Health, Inc.	11,456,274	1.3
316,350		Covidien PLC	13,951,035	1.6
302,640		Johnson & Johnson	19,281,194	2.2
134,410	@	Laboratory Corp. of America Holdings	10,625,110	1.2
285,440		St. Jude Medical, Inc.	10,330,074	1.2
176,120	@	Watson Pharmaceuticals, Inc.	12,020,190	1.4
			86,672,414	9.9
		Industrials: 11.5%
485,320		Danaher Corp.	20,354,321	2.3
191,050		Dover Corp.	8,902,930	1.0
190,740		Roper Industries, Inc.	13,143,893	1.5
339,000		Tyco International Ltd.	13,814,250	1.6
148,030		Union Pacific Corp.	12,089,610	1.4
226,440		United Technologies Corp.	15,932,318	1.8
217,600	@	Verisk Analytics, Inc.	7,565,952	0.9
267,940		Waste Connections, Inc.	9,061,731	1.0
			100,865,005	11.5
		Information Technology: 28.2%
255,220		Analog Devices, Inc.	7,975,625	0.9
162,310	@	Apple, Inc.	61,869,326	7.0
279,100	@	BMC Software, Inc.	10,762,096	1.2
308,660		Broadcom Corp.	10,275,291	1.2
193,990	@	Citrix Systems, Inc.	10,578,275	1.2
58,305	@	Google, Inc. - Class A	29,990,926	3.4
244,050	@	Intuit, Inc.	11,577,732	1.3
761,320		Marvell Technology Group Ltd.	11,061,980	1.3
176,650	@	Micros Systems, Inc.	7,756,701	0.9
1,470,180		Microsoft Corp.	36,592,780	4.2
328,510	@	NetApp, Inc.	11,149,629	1.3
563,697		Oracle Corp.	16,200,652	1.8
450,090		Qualcomm, Inc.	21,887,877	2.5
			247,678,890	28.2
		Materials: 4.8%
195,470		Albemarle Corp.	7,896,988	0.9
113,430		Cliffs Natural Resources, Inc.	5,804,213	0.6
303,830		Monsanto Co.	18,241,953	2.1
169,380		Sigma-Aldrich Corp.	10,465,990	1.2
			42,409,144	4.8
		Total Common Stock
		(Cost $887,733,745)	860,792,737	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateral(cc)(1): 0.0%
154,628	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08
		(Cost $154,628)	$123,702	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
15,893,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $15,893,000)	$15,893,000	1.8
		Total Short-Term Investments
		(Cost $16,047,628)	16,016,702	1.8
		Total Investments in Securities (Cost $903,781,373)*	$876,809,439	100.0
		Assets in Excess of Other Liabilities	106,404	—
		Net Assets	$876,915,843	100.0

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $904,273,532.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$33,757,368
		Gross Unrealized Depreciation	(61,221,461)
		Net Unrealized depreciation	$(27,464,093)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$860,792,737	$—	$—	$860,792,737
Short-Term Investments	15,893,000	—	123,702	16,016,702
Total Investments, at value	$876,685,737	$—	$123,702	$876,809,439

*         For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$123,702	$—	$123,702
Total Investments, at value	$—	$—	$—	$—	$—	$—	$123,702	$—	$123,702

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 7.8%
306,800		American Eagle Outfitters	$3,595,696	1.3
297,700		Comcast Corp. – Class A	6,221,930	2.2
129,000	L	Garmin Ltd.	4,098,330	1.5
56,800		Lowe’s Cos., Inc.	1,098,512	0.4
282,653	L	Regal Entertainment Group	3,318,346	1.2
260,700		Staples, Inc.	3,467,310	1.2
			21,800,124	7.8
		Consumer Staples: 9.5%
157,400		Altria Group, Inc.	4,219,894	1.5
149,700		ConAgra Foods, Inc.	3,625,734	1.3
38,900		Kimberly-Clark Corp.	2,762,289	1.0
158,100		Procter & Gamble Co.	9,988,758	3.6
115,300		Wal-Mart Stores, Inc.	5,984,070	2.1
			26,580,745	9.5
		Energy: 13.1%
142,200		Arch Coal, Inc.	2,073,276	0.7
140,700		Chevron Corp.	13,017,564	4.6
60,600		ConocoPhillips	3,837,192	1.4
61,800	L	Diamond Offshore Drilling	3,382,932	1.2
104,600		ExxonMobil Corp.	7,597,098	2.7
222,000		Pengrowth Energy Corp.	1,995,780	0.7
66,300		Royal Dutch Shell PLC - Class A ADR	4,078,776	1.5
19,800		Total SA ADR ADR	868,626	0.3
			36,851,244	13.1
		Financials: 23.3%
153,500	L	AllianceBernstein Holding LP	2,095,275	0.7
73,100		Ameriprise Financial, Inc.	2,877,216	1.0
105,200		Axis Capital Holdings Ltd.	2,728,888	1.0
66,500		Bank of Hawaii Corp.	2,420,600	0.9
152,600		BB&T Corp.	3,254,958	1.2
248,800		Blackstone Group LP	2,980,624	1.1
137,500		Citigroup, Inc.	3,522,750	1.3
48,800		Cullen/Frost Bankers, Inc.	2,237,968	0.8
74,500		Entertainment Properties Trust	2,904,010	1.0
286,900		First Niagara Financial Group, Inc.	2,625,135	0.9
283,600		JPMorgan Chase & Co.	8,542,032	3.0
354,300		MFA Mortgage Investments, Inc.	2,487,186	0.9
302,100		People’s United Financial, Inc.	3,443,940	1.2
72,700		Prudential Financial, Inc.	3,406,722	1.2
77,800		Travelers Cos., Inc.	3,791,194	1.3
170,600		US Bancorp.	4,015,924	1.4
139,500		Weingarten Realty Investors	2,953,215	1.1
232,100		Wells Fargo & Co.	5,598,252	2.0
188,000		XL Group PLC	3,534,400	1.3
			65,420,289	23.3
		Health Care: 12.9%
109,900		Cardinal Health, Inc.	4,602,612	1.6
140,500		Johnson & Johnson	8,951,255	3.2
58,900		Medtronic, Inc.	1,957,836	0.7
286,500		Merck & Co., Inc.	9,371,415	3.3
644,600		Pfizer, Inc.	11,396,528	4.1
			36,279,646	12.9
		Industrials: 5.9%
719,400		General Electric Co.	10,963,656	3.9
94,000		Harsco Corp.	1,822,660	0.6
93,500		Tyco International Ltd.	3,810,125	1.4
			16,596,441	5.9
		Information Technology: 7.6%
393,800		Cisco Systems, Inc.	6,099,962	2.2
275,000		Intel Corp.	5,865,750	2.1
237,500		Microsoft Corp.	5,911,375	2.1
233,800		Seagate Technology	2,403,464	0.8
216,200		United Online, Inc.	1,130,726	0.4
			21,411,277	7.6
		Materials: 2.0%
52,600		EI Du Pont de Nemours & Co.	2,102,422	0.8
122,600		Sonoco Products Co.	3,460,998	1.2
			5,563,420	2.0
		Telecommunications: 6.3%
408,600		AT&T, Inc.	11,653,272	4.2
180,753		CenturyTel, Inc.	5,986,540	2.1
			17,639,812	6.3
		Utilities: 8.6%
136,000		American Electric Power Co., Inc.	5,170,720	1.8
207,300		CenterPoint Energy, Inc.	4,067,226	1.5
69,700		DTE Energy Co.	3,416,694	1.2
68,700		Entergy Corp.	4,554,123	1.6
215,200		Great Plains Energy, Inc.	4,153,360	1.5
74,700		Laclede Group, Inc.	2,894,625	1.0
			24,256,748	8.6
		Total Common Stock
		(Cost $300,312,642)	272,399,746	97.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Securities Lending Collateral(cc)(1): 2.8%
139,950	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$111,960	0.0
7,704,527		BNY Mellon Overnight Government Fund	7,704,527	2.8
			7,816,487	2.8

			PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio			as of September 30, 2011 (Unaudited) (continued)
Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.7%
7,508,600		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,508,600)	$7,508,600	2.7
		Total Short-Term Investments
		(Cost $15,353,077)	15,325,087	5.5
		Total Investments in Securities (Cost $315,665,719)*	$287,724,833	102.5
		Liabilities in Excess of Other Assets	(6,901,389)	(2.5)
		Net Assets	$280,823,444	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $317,342,962.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$3,418,893
		Gross Unrealized Depreciation	(33,037,022)
		Net Unrealized depreciation	$(29,618,129)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$272,399,746	$—	$—	$272,399,746
Short-Term Investments	15,213,127	—	111,960	15,325,087
Total Investments, at value	$287,612,873	$—	$111,960	$287,724,833

*                           For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$111,960	$—	$111,960
Total Investments, at value	$—	$—	$—	$—	$—	$—	$111,960	$—	$111,960

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 53.3%
		Consumer Discretionary: 3.0%
750,000	#	Coca-Cola Co/The, 1.800%, 09/01/16	$753,577	0.3
489,000		Colgate-Palmolive Co., 1.250%, 05/01/14	495,129	0.2
708,000		Comcast Cable Communications LLC, 7.125%, 06/15/13	773,448	0.3
553,000		COX Communications, Inc., 4.625%, 06/01/13	581,768	0.3
571,000		Home Depot, Inc., 5.250%, 12/16/13	621,341	0.3
345,000		Lorillard Tobacco Co., 3.500%, 08/04/16	346,086	0.2
350,000		PepsiCo, Inc./NC, 0.800%, 08/25/14	348,636	0.2
400,000		Target Corp., 5.125%, 01/15/13	422,985	0.2
409,000		Time Warner Cable, Inc., 7.500%, 04/01/14	463,063	0.2
900,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	920,206	0.4
880,000		Wyeth, 5.500%, 02/01/14	969,656	0.4
			6,695,895	3.0
		Consumer Staples: 2.4%
750,000		Altria Group, Inc., 8.500%, 11/10/13	855,907	0.4
529,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	591,810	0.3
645,000		Colgate-Palmolive Co., 4.200%, 05/15/13	680,319	0.3
328,000		Diageo Capital PLC, 5.200%, 01/30/13	345,905	0.2
308,000		PepsiCo, Inc., 0.875%, 10/25/13	308,423	0.1
750,000		Philip Morris International, Inc., 2.500%, 05/16/16	774,552	0.3
693,000		Philip Morris International, Inc., 4.875%, 05/16/13	735,612	0.3
925,000		Procter & Gamble Co/The, 0.700%, 08/15/14	927,960	0.4
290,000		Procter & Gamble Co/The, 1.450%, 08/15/16	290,569	0.1
			5,511,057	2.4
		Energy: 1.5%
931,000		Shell International Finance BV, 1.875%, 03/25/13	950,542	0.4
783,000		Spectra Energy Capital LLC, 5.900%, 09/15/13	838,721	0.4
792,000		Valero Energy Corp., 4.750%, 06/15/13	834,575	0.3
845,000		Weatherford International Ltd.. Bermuda, 5.150%, 03/15/13	886,069	0.4
			3,509,907	1.5
		Financials: 32.5%
498,000	#	ABN Amro Bank NV, 3.000%, 01/31/14	490,554	0.2
612,000		Aegon NV, 3.169%, 12/31/49	288,864	0.1
749,000		Allstate Corp., 6.200%, 05/16/14	836,289	0.4
3,980,000		Ally Financial, Inc., 2.200%, 12/19/12	4,070,091	1.8
400,000		American Express Co., 4.875%, 07/15/13	420,313	0.2
620,000		American Express Credit Corp., 5.875%, 05/02/13	657,822	0.3
489,000		American International Group, Inc., 3.650%, 01/15/14	477,200	0.2
750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	753,265	0.3
5,107,000		Bank of America Corp., 2.100%, 04/30/12	5,163,121	2.3
925,000		Bank of America Corp., 4.900%, 05/01/13	917,765	0.4
730,000		Bank of Montreal, 2.125%, 06/28/13	746,675	0.3
777,000		Bank of Nova Scotia, 2.375%, 12/17/13	799,275	0.4
1,250,000		Barclays Bank PLC, 2.375%, 01/13/14	1,223,597	0.5
725,000		BB&T Corp., 2.050%, 04/28/14	733,311	0.3
559,000		Berkshire Hathaway, Inc., 2.125%, 02/11/13	568,294	0.3
587,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, 01/22/13	597,747	0.3
486,000		Blackrock, Inc., 2.250%, 12/10/12	493,725	0.2
667,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	648,974	0.3
621,000		BP Capital Markets PLC, 0.937%, 03/11/14	622,421	0.3
633,000		BP Capital Markets PLC, 5.250%, 11/07/13	681,995	0.3
624,000	#	BPCE S.A., 2.375%, 10/04/13	607,557	0.3
569,000	#	Caisse Centrale Desjardins du Quebec, 1.700%, 09/16/13	572,561	0.3
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, 02/04/13	960,447	0.4
439,000		Capital One Bank USA NA, 6.500%, 06/13/13	468,725	0.2
800,000		Caterpillar Financial Services Corp., 1.375%, 05/20/14	805,322	0.4
4,769,000		Citigroup, Inc., 2.125%, 04/30/12	4,822,384	2.1

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,435,000		Citigroup, Inc., 5.125%, 05/05/14	$1,476,083	0.7
723,000		Citigroup, Inc., 6.000%, 12/13/13	759,900	0.3
624,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.850%, 01/10/14	631,306	0.3
969,000		Credit Suisse New York, 5.000%, 05/15/13	1,001,969	0.4
800,000		Deutsche Bank AG/London, 2.375%, 01/11/13	794,775	0.4
750,000	L	Fifth Third Bancorp, 6.250%, 05/01/13	794,478	0.3
777,000		First Tennessee Bank NA, 4.625%, 05/15/13	793,576	0.3
2,311,000		General Electric Capital Corp., 2.250%, 03/12/12	2,332,950	1.0
2,275,000		General Electric Capital Corp., 2.200%, 06/08/12	2,306,395	1.0
588,000		General Electric Capital Corp., 2.800%, 01/08/13	598,351	0.3
1,000,000		General Electric Capital Corp., 3.750%, 11/14/14	1,045,170	0.5
400,000		General Electric Capital Corp., 4.750%, 09/15/14	428,840	0.2
625,000		General Electric Capital Corp., 2.100%, 01/07/14	629,299	0.3
856,000		Goldman Sachs Group, Inc., 4.750%, 07/15/13	881,363	0.4
271,000		Goldman Sachs Group, Inc., 6.000%, 05/01/14	287,197	0.1
500,000		Goldman Sachs Group, Inc./The, 1.269%, 02/07/14	479,432	0.2
791,000		Hartford Financial Services Group, Inc., 4.750%, 03/01/14	821,437	0.4
470,000		HCP, Inc., 2.700%, 02/01/14	463,454	0.2
372,000		Health Care REIT, Inc., 3.625%, 03/15/16	363,285	0.2
1,153,000		HSBC Finance Corp., 4.750%, 07/15/13	1,192,637	0.5
550,000	#	International Lease Finance Corp., 6.500%, 09/01/14	552,750	0.2
779,000		John Deere Capital Corp., 1.600%, 03/03/14	787,923	0.3
1,505,000		JPMorgan Chase & Co., 2.050%, 01/24/14	1,521,159	0.7
925,000		JPMorgan Chase & Co., 3.700%, 01/20/15	948,981	0.4
650,000		KeyBank NA, 5.700%, 08/15/12	673,850	0.3
750,000	#	Liberty Mutual Group, Inc., 5.750%, 03/15/14	781,893	0.3
850,000		Mercantile Bankshares Corp., 4.625%, 04/15/13	882,535	0.4
865,000		Merrill Lynch & Co., Inc., 5.000%, 02/03/14	848,464	0.4
347,000		Merrill Lynch & Co., Inc., 6.050%, 08/15/12	350,259	0.2
900,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	945,085	0.4
400,000		MetLife, Inc., 2.375%, 02/06/14	407,234	0.2
1,121,000		Morgan Stanley, 2.875%, 01/24/14	1,080,288	0.5
750,000		Morgan Stanley, 4.750%, 04/01/14	713,410	0.3
280,000		Morgan Stanley, 6.000%, 04/28/15	279,030	0.1
1,000,000		Morgan Stanley, 2.250%, 03/13/12	1,008,845	0.4
748,000	#, L	National Australia Bank Ltd., 1.700%, 12/10/13	742,074	0.3
650,000		National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	651,355	0.3
331,000	#	Nordea Bank AB, 1.750%, 10/04/13	327,958	0.1
35,144	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	35,181	0.0
510,000		ProLogis L.P., 7.625%, 08/15/14	556,203	0.2
825,000		Prudential Financial, Inc., 5.100%, 09/20/14	870,881	0.4
362,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	361,819	0.2
578,000		Royal Bank of Canada, 1.125%, 01/15/14	580,051	0.3
678,000		Royal Bank of Scotland PLC/The, 3.250%, 01/11/14	657,954	0.3
483,000	#	Societe Generale, 2.500%, 01/15/14	449,667	0.2
850,000		SouthTrust Corp., 5.800%, 06/15/14	906,188	0.4
2,374,000		State Street Corp., 2.150%, 04/30/12	2,400,788	1.1
515,000		SunTrust Banks, Inc., 5.250%, 11/05/12	535,538	0.2
750,000	#	TIAA Global Markets, Inc., 5.125%, 10/10/12	778,583	0.3
708,000		Toyota Motor Credit Corp., 1.375%, 08/12/13	713,863	0.3
820,000		UBS AG/Stamford CT, 2.250%, 08/12/13	805,746	0.4
353,000		UBS AG/Stamford CT, 2.250%, 01/28/14	344,223	0.2
609,000		US Bancorp, 1.125%, 10/30/13	608,403	0.3
250,000		US Bancorp, 2.000%, 06/14/13	255,058	0.1
1,125,000		Wachovia Bank NA, 4.800%, 11/01/14	1,201,832	0.5

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
500,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	$558,313	0.2
			73,633,575	32.5
		Health Care: 2.5%
651,000		Eli Lilly & Co., 4.200%, 03/06/14	703,917	0.3
713,000		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	760,996	0.3
1,000,000		Johnson & Johnson, 1.200%, 05/15/14	1,015,337	0.5
735,000		Novartis Capital Corp., 1.900%, 04/24/13	750,400	0.3
450,000		Pfizer, Inc., 5.350%, 03/15/15	513,334	0.2
622,000		Sanofi-Aventis SA, 1.625%, 03/28/14	633,016	0.3
986,000		St. Jude Medical, Inc., 2.200%, 09/15/13	1,006,820	0.4
348,000		Wyeth, 5.500%, 03/15/13	372,078	0.2
			5,755,898	2.5
		Industrials: 0.7%
365,000		CSX Corp., 5.500%, 08/01/13	391,666	0.2
567,000		Eaton Corp., 4.900%, 05/15/13	603,932	0.2
570,000		United Parcel Service, Inc., 3.875%, 04/01/14	612,711	0.3
			1,608,309	0.7
		Information Technology: 2.8%
860,000		Cisco Systems, Inc., 1.625%, 03/14/14	875,505	0.4
1,000,000		Dell, Inc., 2.100%, 04/01/14	1,021,334	0.5
814,000		Hewlett-Packard Co., 1.250%, 09/13/13	808,534	0.4
775,000		International Business Machines Corp., 1.000%, 08/05/13	781,026	0.3
1,056,000		Microsoft Corp., 2.950%, 06/01/14	1,121,939	0.5
1,141,000		Oracle Corp., 3.750%, 07/08/14	1,230,131	0.5
450,000		Texas Instruments, Inc., 0.875%, 05/15/13	451,683	0.2
			6,290,152	2.8
		Materials: 2.0%
580,000		ArcelorMittal USA, Inc., 6.500%, 04/15/14	619,895	0.3
540,000		Barrick Gold Corp., 1.750%, 05/30/14	543,115	0.2
445,000		BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	489,278	0.2
785,000		ConocoPhillips, 4.600%, 01/15/15	861,002	0.4
612,000		EI Du Pont de Nemours & Co., 5.000%, 07/15/13	657,015	0.3
465,000		Enterprise Products Operating LP, 5.600%, 10/15/14	509,529	0.2
750,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	805,261	0.4
			4,485,095	2.0
		Telecommunication Services: 2.8%
940,000		BellSouth Corp., 4.750%, 11/15/12	976,999	0.4
795,000		France Telecom S.A., 4.375%, 07/08/14	849,229	0.4
600,000		SBC Communications, Inc., 5.100%, 09/15/14	659,667	0.3
525,000		Telefonica Emisiones S.A.U, 2.582%, 04/26/13	508,294	0.2
656,000		Verizon Communications, Inc., 4.350%, 02/15/13	684,963	0.3
2,000,000		Verizon Communications, Inc., 1.950%, 03/28/14	2,049,064	0.9
620,000		Vodafone Group PLC, 4.150%, 06/10/14	666,783	0.3
			6,394,999	2.8
		Telecommunications: 0.3%
500,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	547,515	0.2
126,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	123,237	0.1
			670,752	0.3
		Utilities: 2.8%
679,000		Commonwealth Edison Co., 1.625%, 01/15/14	684,284	0.3
372,000		Dominion Resources, Inc./VA, 1.800%, 03/15/14	375,769	0.2
500,000	#,L	EDP Finance BV, 5.375%, 11/02/12	482,696	0.2
625,000		NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	636,317	0.3
823,000		Great Plains Energy, Inc., 2.750%, 08/15/13	837,647	0.4
450,000		Nisource Finance Corp., 6.150%, 03/01/13	476,567	0.2
740,000		PSEG Power, LLC, 2.500%, 04/15/13	749,752	0.3
882,000		Sempra Energy, 2.000%, 03/15/14	891,969	0.4
786,000		Southern California Edison Co., 5.750%, 03/15/14	872,354	0.4
315,000		Southern Co., 4.150%, 05/15/14	336,066	0.1
			6,343,421	2.8
		Total Corporate Bonds/Notes
		(Cost $120,520,693)	120,899,060	53.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
55,419		Bear Stearns Commercial Mortgage Securities, 5.270%, 12/11/40	55,339	0.0

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
505,859		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	$505,495	0.2
		Total Collateralized Mortgage Obligations
		(Cost $565,788)	560,834	0.2
U.S. TREASURY OBLIGATIONS: 34.2%
		U.S. Treasury Notes: 34.2%
29,232,000	L	0.125%, due 08/31/13	29,164,649	12.9
313,000		0.250%, due 09/15/14	311,656	0.1
20,470,000		0.375%, due 07/31/13	20,520,377	9.0
17,589,000		0.500%, due 08/15/14	17,645,408	7.8
10,000,000	L	1.000%, due 08/31/16	10,033,560	4.4
		Total U.S. Treasury Obligations
		(Cost $77,735,086)	77,675,650	34.2
ASSET-BACKED SECURITIES: 5.4%
		Automobile Asset-Backed Securities: 0.0%
10,000		Harley-Davidson Motorcycle Trust, 3.320%, 02/15/17	10,178	0.0
		Other Asset-Backed Securities: 5.4%
265,228	#	ARES CLO Funds, 0.590%, 09/18/17	257,555	0.1
618,870	#	Atrium CDO Corp., 0.597%, 06/27/15	606,307	0.3
389,058	#	Atrium CDO Corp., 0.649%, 10/27/16	377,789	0.2
162,379	#	Callidus Debt Partners Fund Ltd., 0.786%, 05/15/15	159,253	0.1
248,008	#	Carlyle High Yield Partners, 0.648%, 08/11/16	240,795	0.1
800,000		CW Capital Cobalt Ltd, 5.416%, 04/15/47	839,168	0.4
203,963	#	Dryden Leveraged Loan CDO 2002-II, 0.895%, 12/22/15	201,489	0.1
368,244	#	First CLO Ltd., 0.602%, 07/27/16	364,086	0.1
500,000	#	Galaxy CLO Ltd., 1.799%, 01/15/16	470,460	0.2
207,023	#	Granite Ventures Ltd., 0.509%, 12/15/17	201,715	0.1
557,088		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	560,621	0.2
701,128	#	GSC Partners CDO Fund Ltd., 0.678%, 11/20/16	689,794	0.3
123,728	#	Gulf Stream Compass CLO Ltd., 0.609%, 07/15/16	120,944	0.0
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 03/15/46	1,047,995	0.5
496,395	#	Katonah Ltd., 0.671%, 09/20/16	486,837	0.2
66,582	#	Katonah Ltd., 0.905%, 02/20/15	65,429	0.0
2,232,004		NCUA Guaranteed Notes, 1.600%, 10/29/20	2,256,203	1.0
1,000,000	#	One Wall Street CLO Ltd., 0.851%, 01/06/16	870,552	0.4
500,000	#	Pacifica CDO Ltd., 1.138%, 05/13/16	449,370	0.2
394,861	#	Stanfield Carrera CLO Ltd., 0.827%, 03/15/15	389,432	0.2
200,000	#	Veritas CLO Ltd., 1.651%, 09/05/16	166,370	0.1
800,000		Wachovia Bank Commercial Mortgage Trust, 5.931%, 06/15/49	851,713	0.4
498,066	#	Wind River CLO Ltd., 0.680%, 12/19/16	479,302	0.2
			12,153,179	5.4
		Total Asset-Backed Securities
		(Cost $12,163,451)	12,163,357	5.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
		Federal Home Loan Mortgage Corporation: 1.6%##
266		2.000%, due 01/01/17	269	0.0
2,986		6.000%, due 04/01/13	3,176	0.0
3,401		6.000%, due 04/01/13	3,690	0.0
3,500,000		1.750%, due 06/15/12	3,537,062	1.6
			3,544,197	1.6
		Federal National Mortgage Association: 0.5%##
5,581		2.028%, due 07/01/24	5,777	0.0
6,893		2.286%, due 12/01/17	6,953	0.0
3,616		6.000%, due 02/01/13	3,922	0.0
13,519		6.000%, due 04/01/13	14,667	0.0
35,547		6.000%, due 07/01/16	38,632	0.0
50,175		6.000%, due 03/01/17	54,592	0.1
34,449		6.000%, due 05/01/17	37,481	0.0
18,347		6.000%, due 09/01/17	19,962	0.0
384,457		6.500%, due 10/01/22	424,084	0.2
242,148		6.500%, due 02/01/29	279,634	0.1
88,335		6.500%, due 10/01/32	99,414	0.1
27,083		7.000%, due 10/01/32	31,202	0.0
30,923		7.000%, due 10/01/32	35,626	0.0
43,109		7.500%, due 08/01/27	50,203	0.0
			1,102,149	0.5
		Government National Mortgage Association: 0.0%
9,601		6.000%, due 04/15/13	9,801	0.0
9,397		7.500%, due 01/15/24	10,962	0.0
7,257		7.500%, due 07/15/27	8,490	0.0
8,725		9.000%, due 12/15/26	10,554	0.0
1,618		9.500%, due 03/15/20	1,923	0.0
6,019		9.500%, due 07/15/21	7,196	0.0
			48,926	0.0
		Total U.S. Government Agency Obligations
		(Cost $4,555,241)	4,695,272	2.1
		Total Long-Term Investments
		(Cost $215,540,259)	215,994,173	95.2

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.7%
		Securities Lending Collateral(cc)(1): 5.6%
848,027	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$678,421	0.4
11,896,523		BNY Mellon Overnight Government Fund	11,896,523	5.2
			12,574,944	5.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 6.1%
13,900,100		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $13,900,100)	$13,900,100	6.1
		Total Short-Term Investments
		(Cost $26,644,650)	26,475,044	11.7
		Total Investments in Securities (Cost $242,184,909)*	$242,469,217	106.9
		Liabilities in Excess of Other Assets	(15,638,939)	(6.9)
		Net Assets	$226,830,278	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $242,186,213.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,638,817
		Gross Unrealized Depreciation	(1,355,813)
		Net Unrealized appreciation	$283,004

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$120,899,060	$—	$120,899,060
Collateralized Mortgage Obligations	—	560,834	—	560,834
Short-Term Investments	25,796,623	—	678,421	26,475,044
U.S. Treasury Obligations	—	77,675,650	—	77,675,650
U.S. Government Agency Obligations	—	4,695,272	—	4,695,272
Asset-Backed Securities	—	11,167,618	995,739	12,163,357
Total Investments, at value	$25,796,623	$214,998,434	$1,674,160	$242,469,217
Other Financial Instruments+
Futures	214,273	—	—	214,273
Total Assets	$26,010,896	$214,998,434	$1,674,160	$242,683,490
Liabilities Table
Other Financial Instruments+
Futures	$(263,559)	$—	$—	$(263,559)
Swaps	—	(1,144,292)	—	(1,144,292)
Total Liabilities	$(263,559)	$(1,144,292)	$—	$(1,407,851)

+                      Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Asset-Backed Securities	$1,923,792	$1,875,427	$(890,792)	$2,456	$11,783	$(3,136)	$—	$(1,923,791)	$995,739
Short-Term Investments	678,421	—	—	—	—	—	—	—	678,421
Total Investments, at value	$2,602,213	$1,875,427	$(890,792)	$2,456	$11,783	$(3,136)	$—	$(1,923,791)	$1,674,160

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(3,136).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	124	12/30/11	$27,305,187	$(35,139)
U.S. Treasury 5-Year Note	1	12/30/11	122,484	(112)
U.S. Treasury Ultra Long Bond	25	12/20/11	3,965,625	214,273
			$31,393,296	$179,022
Short Contracts
U.S. Treasury 10-Year Note	41	12/20/11	5,333,844	(55,837)
U.S. Treasury Long Bond	26	12/20/11	3,708,250	(172,471)
			$9,042,094	$(228,308)

ING Limited Maturity Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	9,233,000	$(1,144,292)	$—	$(1,144,292)
				$(1,144,292)	$—	$(1,144,292)

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 34.3%
17,750,000	Barton Capital LLC, 0.430%,due 10/03/11	$17,749,359	1.1
28,000,000	Barton Capital LLC, 0.560%,due 10/05/11	27,997,822	1.8
2,750,000	CAFCO LLC, 0.100%,due 10/03/11	2,749,977	0.2
5,500,000	CAFCO LLC, 0.160%,due 10/06/11	5,499,855	0.3
21,666,000	CAFCO LLC, 0.180%,due 10/11/11	21,664,833	1.4
24,250,000	CAFCO LLC, 0.180%,due 10/13/11	24,248,383	1.5
2,750,000	CAFCO LLC, 0.250%,due 11/14/11	2,749,126	0.2
4,000,000	Ciesco LLC, 0.160%,due 10/11/11	3,999,800	0.3
18,000,000	Ciesco LLC, 0.190%,due 10/21/11	17,998,000	1.1
5,250,000	Ciesco LLC, 0.190%,due 10/25/11	5,249,300	0.3
10,250,000	Ciesco LLC, 0.240%,due 11/14/11	10,246,886	0.6
3,000,000	Ciesco LLC, 0.280%,due 12/12/11	2,998,320	0.2
15,100,000	Ciesco LLC, 0.350%,due 01/06/12	15,085,760	1.0
2,500,000	Concord Minutemen Capital Co., 0.170%,due 10/03/11	2,499,965	0.2
14,250,000	Concord Minutemen Capital Co., 0.320%,due 12/02/11	14,242,147	0.9
32,000,000	Concord Minutemen Capital Co., 0.390%,due 02/13/12	31,927,484	2.0
7,500,000	Concord Minutemen Capital Co., 0.400%,due 01/05/12	7,492,000	0.5
8,710,000	Crown Point Capital Co., 0.190%,due 10/04/11	8,709,814	0.6
12,250,000	Crown Point Capital Co., 0.320%,due 12/02/11	12,243,249	0.8
3,000,000	Crown Point Capital Co., 0.330%,due 11/18/11	2,998,200	0.2
25,400,000	Crown Point Capital Co., 0.390%,due 02/13/12	25,342,850	1.6
9,750,000	Crown Point Capital Co., 0.400%,due 01/05/12	9,739,600	0.6
14,750,000	Jupiter Securitization Company LLC, 0.110%,due 10/03/11	14,749,869	0.9
19,750,000	Jupiter Securitization Company LLC, 0.130%,due 10/06/11	19,749,561	1.2
19,500,000	Jupiter Securitization Company LLC, 0.150%,due 10/14/11	19,498,873	1.2
2,350,000	Jupiter Securitization Company LLC, 0.210%,due 12/19/11	2,348,917	0.2
10,250,000	Old Line Funding LLC, 0.160%,due 10/18/11	10,249,177	0.6
12,750,000	Old Line Funding LLC, 0.170%,due 11/04/11	12,747,833	0.8
2,000,000	Old Line Funding LLC, 0.200%,due 12/08/11	1,999,245	0.1
11,500,000	Old Line Funding LLC, 0.240%,due 01/03/12	11,492,793	0.7
19,484,000	Old Line Funding LLC, 0.240%,due 12/09/11	19,475,037	1.2
500,000	Thunder Bay Funding LLC, 0.100%,due 10/03/11	499,996	0.0
2,000,000	Thunder Bay Funding LLC, 0.160%,due 10/11/11	1,999,900	0.1
4,119,000	Thunder Bay Funding LLC, 0.160%,due 10/24/11	4,118,563	0.3
22,000,000	Thunder Bay Funding LLC, 0.200%,due 11/10/11	21,995,111	1.4
650,000	Thunder Bay Funding LLC, 0.210%,due 12/01/11	649,769	0.0
27,250,000	Thunder Bay Funding LLC, 0.300%,due 11/30/11	27,236,375	1.7
13,750,000	Variable Funding Capital, 0.160%,due 10/21/11	13,748,702	0.9
5,750,000	Variable Funding Capital, 0.170%,due 10/26/11	5,749,281	0.4
10,250,000	Variable Funding Capital, 0.210%,due 12/07/11	10,245,994	0.6
24,250,000	Variable Funding Capital, 0.200%,due 12/05/11	24,241,243	1.5
32,500,000	Windmill Funding Corp., 0.310%,due 10/21/11	32,494,876	2.0
8,000,000	Windmill Funding Group, 0.150%,due 10/04/11	7,999,867	0.5
10,250,000	Windmill Funding Group, 0.310%,due 10/03/11	10,249,875	0.6
	Total Asset Backed Commercial Paper
	(Cost $546,973,587)	546,973,587	34.3
CERTIFICATES OF DEPOSIT: 8.1%
12,500,000	Credit Suisse/New York NY, 0.560%,due 12/08/11	12,500,000	0.8
12,500,000	Deutsche Bank NY, 0.190%,due 10/05/11	12,500,000	0.8
11,250,000	Deutsche Bank NY, 0.780%,due 04/20/12	11,250,000	0.7
10,500,000	Rabobank Nederland NV NY, 0.190%,due 10/11/11	10,500,204	0.7
13,000,000	Rabobank Nederland NV, 0.340%,due 11/16/11	13,000,000	0.8

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CERTIFICATES OF DEPOSIT (continued)
14,500,000		Royal Bank of Canada NY, 0.260%,due 10/04/11	$14,501,613	0.9
2,750,000		Royal Bank of Canada NY, 0.330%,due 10/04/11	2,750,236	0.2
15,750,000		Standard Chartered Bank NY, 0.210%,due 10/18/11	15,749,702	1.0
9,500,000		Toronto Dominion Bank NY, 0.070%,due 10/04/11	9,500,000	0.6
5,250,000		Toronto Dominion Bank NY, 0.450%,due 10/27/11	5,249,678	0.3
13,250,000		UBS AG Stamford CT, 0.145%,due 10/28/11	13,249,950	0.8
7,250,000		UBS AG Stamford CT, 0.210%,due 10/05/11	7,250,088	0.4
1,000,000		Westpac Banking Corp, 1.000%,due 12/01/11	1,000,506	0.1
		Total Certificates of Deposit
		(Cost $129,001,977)	129,001,977	8.1
COMMERCIAL PAPER: 1.5%
24,750,000		Barclays US Funding LLC, 0.070%,due 10/03/11	24,749,863	1.5
		Total Commercial Paper
		(Cost $24,749,863)	24,749,863	1.5
CORPORATE BONDS/NOTES: 3.0%
6,000,000	#	American Honda Finance Corp., 0.450%,due 12/09/11	6,001,168	0.4
9,500,000		Royal Bank of Canada NY, 0.460%,due 03/30/12	9,522,247	0.6
5,796,000		Toyota Motor Credit Corp., 0.012%,due 10/25/11	5,814,088	0.4
26,500,000		Westpac Banking Corp, 0.250%,due 03/27/12	26,500,000	1.6
		Total Corporate Bonds/Notes
		(Cost $47,837,503)	47,837,503	3.0
FINANCIAL COMPANY COMMERCIAL PAPER: 13.0%
8,000,000		American Honda Finance, 0.180%,due 10/18/11	7,999,282	0.5
1,500,000		ANZ National Int’l Ltd., 0.210%,due 11/04/11	1,499,688	0.1
15,500,000		ANZ National Int’l Ltd., 0.500%,due 07/13/12	15,438,431	1.0
12,700,000		ASB Finance Ltd. London, 0.370%,due 01/20/12	12,685,316	0.8
17,750,000		ASB Finance Ltd., 0.320%,due 12/22/11	17,736,743	1.1
4,750,000		Citigroup Funding, Inc., 0.120%,due 10/03/11	4,749,953	0.3
46,000,000		Citigroup Funding, Inc., 0.210%,due 10/06/11	45,998,402	2.9
15,000,000	#	Commonwealth Bank of Australia, 0.313%,due 11/18/11	14,989,532	0.9
2,500,000		Standard Chartered Bank NY, 0.690%,due 11/16/11	2,501,308	0.2
18,000,000		Standard Chartered Bank, 0.150%,due 10/03/11	17,999,780	1.1
1,750,000		Standard Chartered Bank, 0.160%,due 10/06/11	1,749,954	0.1
22,500,000		Toronto Dominion Bank Ltd., 0.160%,due 10/17/11	22,498,300	1.4
18,700,000		Toronto Dominion Bank Ltd., 0.160%,due 10/27/11	18,697,704	1.2
2,500,000		UBS Finance Delaware LLC, 0.070%,due 10/07/11	2,499,967	0.1
1,400,000		UBS Finance Delaware LLC, 0.110%,due 10/04/11	1,399,982	0.1
2,250,000	#	Westpac Banking Corp., 0.260%,due 10/28/11	2,250,039	0.1
17,000,000		Westpac Banking Group, 0.320%,due 12/22/11	16,987,609	1.1
		Total Financial Company Commercial Paper
		(Cost $207,681,990)	207,681,990	13.0
GOVERNMENT AGENCY DEBT: 11.9%
2,500,000		Fannie Mae Discount Notes, 0.004%,due 11/28/11	2,499,980	0.2
50,000,000		Fannie Mae Discount Notes, 0.005%,due 11/14/11	49,999,694	3.1
4,650,000		Fannie Mae Discount Notes, 0.010%,due 11/07/11	4,649,952	0.3
8,600,000		Fannie Mae Discount Notes, 0.010%,due 11/09/11	8,599,892	0.5
1,900,000		Fannie Mae Discount Notes, 0.090%,due 12/07/11	1,899,682	0.1
9,940,000		Farmer Mac Discount Note, 0.070%,due 11/10/11	9,939,227	0.6
5,500,000		Farmer Mac Discount Note, 0.040%,due 10/21/11	5,499,878	0.3
11,000,000		Federal Farm Credit Bank Discount Notes, 0.010%,due 11/16/11	10,999,859	0.7
1,000,000		Federal Home Loan Bank Discount Notes, 0.004%,due 10/26/11	999,997	0.1
3,000,000		Federal Home Loan Bank Discount Notes, 0.010%,due 11/02/11	2,999,973	0.2
2,000,000		Federal Home Loan Bank Discount Notes, 0.010%,due 11/08/11	1,999,968	0.1

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
GOVERNMENT AGENCY DEBT (continued)
50,000,000		Federal Home Loan Bank Discount Notes, 0.020%,due 11/14/11	$49,998,778	3.1
15,500,000		Federal Home Loan Bank, 0.450%,due 09/24/12	15,500,000	1.0
18,000,000		Freddie Mac Discount Notes, 0.005%,due 11/02/11	17,999,920	1.1
4,093,000		Freddie Mac Discount Notes, 0.010%,due 11/14/11	4,092,949	0.3
3,000,000		Freddie Mac Discount Notes, 0.030%,due 11/08/11	2,999,905	0.2
		Total Government Agency Debt
		(Cost $190,679,654)	190,679,654	11.9
GOVERNMENT AGENCY REPURCHASE AGREEMENT: 2.5%
20,261,000		Deutsche Bank Repurchase Agreement dated 09/30/11, 0.050%, due 10/03/11, $20,261,084 to be received upon repurchase (Collateralized by $20,635,273 FNMA, 4.125%, Market Value plus accrued interest $20,670,793, due 03/13/2020)	20,261,000	1.3
20,000,000		Morgan Stanley Repurchase Agreement dated 09/30/11, 0.070%, due 10/03/11, $20,000,117 to be received upon repurchase (Collateralized by $20,348,268, FNMA, 0.00%-1.35%, Market Value plus accrued interest $20,400,686 due 05/07/12-02/24/14)	20,000,000	1.2
		Total Government Agency Repurchase Agreement
		(Cost $40,261,000)	40,261,000	2.5
OTHER COMMERCIAL PAPER: 4.6%
3,400,000		Cargill Global Fund PLC, 0.070%,due 10/04/11	3,399,972	0.2
25,500,000		Pepsico Inc., 0.070%,due 11/09/11	25,498,066	1.6
21,750,000		Total Capital Canada Ltd., 0.050%,due 10/04/11	21,749,873	1.4
1,600,000		Wal-Mart Stores, Inc., 0.050%,due 10/11/11	1,599,973	0.1
21,000,000		Wal-Mart Stores, Inc., 0.050%,due 10/04/11	20,999,878	1.3
		Total Other Commercial Paper
		(Cost $73,247,762)	73,247,762	4.6
OTHER INSTRUMENT: 4.4%
70,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class,due 10/03/11	70,000,000	4.4
		Total Other Instrument
		(Cost $70,000,000)	70,000,000	4.4
OTHER NOTE: 12.8%
5,000,000	#	American Honda Finance, 0.296%,due 10/07/11	4,999,997	0.3
2,500,000		Australia and New Zealand Banking Group, 5.000%,due 11/14/11	2,514,233	0.2
2,805,000		Bank of America, 0.130%,due 10/03/11	2,804,969	0.2
15,000,000		Bank of America, 0.220%,due 10/19/11	14,998,275	0.9
6,100,000		Bank of America, 0.220%,due 10/24/11	6,099,104	0.4
3,450,000		BB&T Corp., 4.000%,due 07/27/12	3,538,278	0.2
1,500,000		Caterpillar Financial Services Corp., 5.000%,due 10/12/11	1,502,240	0.1
3,750,000		General Electric Capital Corp., 0.478%,due 11/21/11	3,750,413	0.2
16,532,000	L	General Electric Capital Corp., 4.000%,due 08/13/12	16,937,984	1.1
9,150,000		General Electric Capital Corp., 5.000%,due 10/19/12	9,565,955	0.6
1,500,000		JPMorgan Chase & Co., 0.478%,due 12/21/11	1,500,386	0.1
15,250,000	L	JPMorgan Chase & Co., 5.000%,due 01/15/12	15,432,429	1.0
635,000		JPMorgan Chase Bank, 0.100%,due 10/07/11	634,987	0.0
3,500,000		KFW, 0.410%,due 10/14/11	3,503,471	0.2
17,750,000	#	Rabobank Nederland, 0.330%,due 03/16/12	17,757,779	1.1
4,210,000		Rabobank Nederland, 5.000%,due 01/25/12	4,269,960	0.3
24,000,000	#	Royal Bank of Canada, 0.190%,due 03/30/12	24,000,000	1.5
21,000,000	#	Svenska Handelsbanken AB, 0.570%,due 03/09/12	21,000,000	1.3
1,023,000		Total Capital SA, 4.000%,due 10/06/11	1,023,526	0.1
3,500,000		Total Capital SA, 5.000%,due 05/22/12	3,600,534	0.2
26,000,000		Toyota Motor Credit Corp., 0.190%,due 12/14/11	26,000,000	1.6
1,750,000		Wachovia Corp., 0.383%,due 10/23/11	1,749,313	0.1
11,875,000		Wal-Mart Stores, Inc., 0.420%,due 06/01/12	12,266,133	0.8

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
OTHER NOTE (continued)
4,000,000	#	Westpac Banking Corp, 1.000%,due 10/21/11	$4,000,690	0.3
		Total Other Note
		(Cost $203,450,656)	203,450,656	12.8
SECURITIES LENDING COLLATERAL(cc)(1): 0.3%
4,070,330		BNY Mellon Overnight Government Fund(2)	4,070,330	0.3
		Total Securities Lending Collateral
		(Cost $4,070,330)	4,070,330	0.3
		Total Investments in Securities (Cost $1,537,954,322)*	$1,537,954,322	96.4
		Assets in Excess of Other Liabilities	57,459,516	3.6
		Net Assets	$1,595,413,838	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	(2)	Collateral received from brokers for securities lending was invested in these short-term investments.
		Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$47,837,503	$—	$47,837,503
Commercial Paper	—	24,749,863	—	24,749,863
Securities Lending Collateral	—	—	—	4,070,330
Other Commercial Paper	—	73,247,762	—	73,247,762
Certificates of Deposit	—	129,001,977	—	129,001,977
Government Agency Repurchase Agreement	—	40,261,000	—	40,261,000
Government Agency Debt	—	190,679,654	—	190,679,654
Other Note	—	203,450,656	—	203,450,656
Financial Company Commercial Paper	—	207,681,990	—	207,681,990
Other Instrument	70,000,000	—	—	70,000,000
Asset Backed Commercial Paper	—	546,973,587	—	546,973,587
Total Investments, at value	$70,000,000	$1,463,883,992	$—	$1,537,954,322

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 38.2%
95,782	@	Amazon.com, Inc.	$20,710,942	3.4
8,528	@	Autozone, Inc.	2,722,052	0.4
369,933		British Sky Broadcasting PLC	3,810,009	0.6
3,518,624		Cie Financiere Richemont SA ADR	15,552,318	2.6
186,092		Coach, Inc.	9,645,148	1.6
2,270,000		Li & Fung Ltd.	3,787,681	0.6
229,907		McDonald’s Corp.	20,190,433	3.4
274,123		Nike, Inc.	23,440,258	3.9
113,905	@	O’Reilly Automotive, Inc.	7,589,490	1.3
45,343	@	Priceline.com, Inc.	20,379,865	3.4
66,217		Sotheby’s	1,825,603	0.3
523,221		Starbucks Corp.	19,510,911	3.2
123,871		Tiffany & Co.	7,533,834	1.2
452,034		Time Warner, Inc.	13,547,459	2.3
519,261		TJX Cos., Inc.	28,803,408	4.8
123,382		Wynn Resorts Ltd.	14,198,800	2.4
336,700		Yum! Brands, Inc.	16,629,613	2.8
			229,877,824	38.2
		Consumer Staples: 5.3%
154,315		Estee Lauder Cos., Inc.	13,555,030	2.3
87,217	@	Green Mountain Coffee Roasters, Inc.	8,105,948	1.4
143,122		Mead Johnson Nutrition Co.	9,851,087	1.6
			31,512,065	5.3
		Energy: 5.8%
39,833	@	Continental Resources, Inc.	1,926,722	0.3
470,453		Halliburton Co.	14,358,226	2.4
102,290		National Oilwell Varco, Inc.	5,239,294	0.9
189,036		Occidental Petroleum Corp.	13,516,074	2.2
			35,040,316	5.8
		Financials: 1.8%
452,854		US Bancorp.	10,660,183	1.8
		Health Care: 4.2%
191,199	@	Agilent Technologies, Inc.	5,974,969	1.0
71,059		Allergan, Inc.	5,853,840	1.0
142,748	@	Biogen Idec, Inc.	13,296,976	2.2
			25,125,785	4.2
		Industrials: 11.2%
98,772		Cummins, Inc.	8,065,722	1.4
274,810		Danaher Corp.	11,525,532	1.9
191,654		Eaton Corp.	6,803,717	1.1
10,791,000		Hutchison Port Holdings Trust	7,283,925	1.2
93,444		Precision Castparts Corp.	14,526,804	2.4
93,268		Rockwell Automation, Inc.	5,223,008	0.9
166,569		Union Pacific Corp.	13,603,690	2.3
			67,032,398	11.2
		Information Technology: 19.5%
132,400		Accenture PLC	6,974,832	1.2
74,022	@	Apple, Inc.	28,215,706	4.7
179,135		Baidu.com ADR	19,151,323	3.2
119,593		Check Point Software Technologies	6,309,727	1.1
12,555	@	Google, Inc. - Class A	6,458,041	1.1
508,174		Oracle Corp.	14,604,921	2.4
148,696	@	Red Hat, Inc.	6,283,893	1.0
54,692	@	Salesforce.com, Inc.	6,250,202	1.0
233,109		Visa, Inc.	19,982,103	3.3
198,157	L	Youku.com, Inc. ADR	3,241,848	0.5
			117,472,596	19.5
		Materials: 8.8%
378,717		Dow Chemical Co.	8,505,984	1.4
41,528		Freeport-McMoRan Copper & Gold, Inc.	1,264,528	0.2
241,193		Monsanto Co.	14,481,228	2.4
145,719		PPG Industries, Inc.	10,296,504	1.7
198,255		Praxair, Inc.	18,532,877	3.1
			53,081,121	8.8
		Total Common Stock
		(Cost $531,243,764)	569,802,288	94.8
PREFERRED STOCK: 0.6%
		Financials: 0.6%
131,480	P	Wells Fargo & Co.	3,626,218	0.6
		Total Preferred Stock
		(Cost $2,516,649)	3,626,218	0.6

		Total Long-Term Investments
		(Cost $533,760,413)	573,428,506	95.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		Securities Lending Collateral(cc)(1): 0.4%
2,402,610	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,922,088	0.3
882,752		BNY Mellon Overnight Government Fund	882,752	0.1
			2,804,840	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.7%
28,176,232		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $28,176,232)	$28,176,232	4.7
		Total Short-Term Investments
		(Cost $31,461,594)	30,981,072	5.1

		Total Investments in Securities (Cost $565,222,007)*	$604,409,578	100.5
		Liabilities in Excess of Other Assets	(3,251,807)	(0.5)
		Net Assets	$601,157,771	100.0

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $566,872,351.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$92,713,595
	Gross Unrealized Depreciation	(55,176,368)
	Net Unrealized appreciation	$37,537,227

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$222,280,134	$7,597,690	$—	$229,877,824
Consumer Staples	31,512,065	—	—	31,512,065
Energy	35,040,316	—	—	35,040,316
Financials	10,660,183	—	—	10,660,183
Health Care	25,125,785	—	—	25,125,785
Industrials	67,032,398	—	—	67,032,398
Information Technology	117,472,596	—	—	117,472,596
Materials	53,081,121	—	—	53,081,121
Total Common Stock	562,204,598	7,597,690	—	569,802,288
Preferred Stock	3,626,218	—	—	3,626,218
Short-Term Investments	29,058,984	—	1,922,088	30,981,072
Total Investments, at value	$594,889,800	$7,597,690	$1,922,088	$604,409,578

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088
Total Investments, at value	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 57.6%
		Consumer Discretionary: 6.0%
44,430		Advance Auto Parts, Inc.	$2,581,383	0.3
217,470		Comcast Corp. – Special Class A	4,499,454	0.5
49,030	@	General Motors Co.	989,426	0.1
112,130		Hasbro, Inc.	3,656,559	0.4
138,400		Johnson Controls, Inc.	3,649,608	0.4
75,820		Kohl’s Corp.	3,722,762	0.5
45,960		Mattel, Inc.	1,189,904	0.2
39,690		McDonald’s Corp.	3,485,576	0.4
16,984		Nike, Inc.	1,452,302	0.2
122,110		Omnicom Group	4,498,532	0.5
75,580	@, L	Pulte Homes, Inc.	298,541	0.0
142,270		Staples, Inc.	1,892,191	0.2
145,400		Target Corp.	7,130,416	0.9
146,810		Viacom - Class B	5,687,420	0.7
202,940		Walt Disney Co.	6,120,670	0.7
			50,854,744	6.0
		Consumer Staples: 7.8%
73,647		Altria Group, Inc.	1,974,476	0.2
54,530		Avon Products, Inc.	1,068,788	0.1
126,148		CVS Caremark Corp.	4,236,050	0.5
32,523		Groupe Danone	1,999,291	0.2
345,370		Diageo PLC	6,585,063	0.8
115,730		General Mills, Inc.	4,452,133	0.5
10,068		JM Smucker Co.	733,857	0.1
34,013		Kellogg Co.	1,809,152	0.2
62,980		Kroger Co.	1,383,041	0.2
138,216		Nestle S.A.	7,609,164	0.9
111,410		PepsiCo, Inc.	6,896,279	0.8
253,440		Philip Morris International, Inc.	15,809,587	1.9
90,924		Procter & Gamble Co.	5,744,578	0.7
27,176		Reckitt Benckiser PLC	1,376,959	0.2
98,350		Reynolds American, Inc.	3,686,158	0.4
34,670		Walgreen Co.	1,140,296	0.1
			66,504,872	7.8
		Energy: 6.7%
27,970		Anadarko Petroleum Corp.	1,763,508	0.2
103,990		Apache Corp.	8,344,158	1.0
107,107		Chevron Corp.	9,909,540	1.2
15,580		EOG Resources, Inc.	1,106,336	0.1
32,410		EQT Corp.	1,729,398	0.2
210,724		ExxonMobil Corp.	15,304,884	1.8
58,710		Hess Corp.	3,079,927	0.3
28,170	L	Kinder Morgan, Inc./Delaware	729,321	0.1
34,400		Noble Energy, Inc.	2,435,520	0.3
86,620		Occidental Petroleum Corp.	6,193,330	0.7
27,590		QEP Resources, Inc.	746,861	0.1
17,550		Schlumberger Ltd.	1,048,261	0.1
52,570		Transocean Ltd.	2,509,692	0.3
96,002		Williams Cos., Inc.	2,336,689	0.3
			57,237,425	6.7
		Financials: 11.0%
103,850		ACE Ltd.	6,293,310	0.7
97,080		AON Corp.	4,075,418	0.5
713,570		Bank of America Corp.	4,367,048	0.5
418,636		Bank of New York Mellon Corp.	7,782,443	0.9
20,843		Blackrock, Inc.	3,084,972	0.4
94,410		Charles Schwab Corp.	1,064,001	0.1
32,110		Chubb Corp.	1,926,279	0.2
26,515		Franklin Resources, Inc.	2,535,895	0.3
99,430		Goldman Sachs Group, Inc.	9,401,107	1.1
503,520		JPMorgan Chase & Co.	15,166,022	1.8
270,850		Metlife, Inc.	7,586,509	0.9
24,750		Moody’s Corp.	753,638	0.1
63,870		PNC Financial Services Group, Inc.	3,077,895	0.3
145,310		Prudential Financial, Inc.	6,809,227	0.8
129,150		State Street Corp.	4,153,464	0.5
33,660		SunTrust Bank	604,197	0.1
74,240		TCF Financial Corp.	680,038	0.1
109,440		Travelers Cos., Inc.	5,333,011	0.6
341,710		Wells Fargo & Co.	8,242,045	1.0
66,200		Zions Bancorp.	931,434	0.1
			93,867,953	11.0
		Health Care: 6.9%
191,180		Abbott Laboratories	9,776,945	1.1
19,330		Aetna, Inc.	702,646	0.1
41,600		AmerisourceBergen Corp.	1,550,432	0.2
18,796		Bayer AG	1,037,233	0.1
61,460		Becton Dickinson & Co.	4,506,247	0.5
51,010		Covidien PLC	2,249,541	0.3
—		GlaxoSmithKline PLC	—	—
202,410		Johnson & Johnson	12,895,541	1.5
153,180		Medtronic, Inc.	5,091,703	0.6
34,410		Merck & Co., Inc.	1,125,551	0.1
550,278		Pfizer, Inc.	9,728,915	1.1
28,760		Quest Diagnostics	1,419,594	0.2
9,108		Roche Holding AG - Genusschein	1,471,052	0.2
92,230		St. Jude Medical, Inc.	3,337,804	0.4
80,310	@	Thermo Fisher Scientific, Inc.	4,066,898	0.5
			58,960,102	6.9
		Industrials: 7.9%
95,440		3M Co.	6,851,638	0.8
20,970		Canadian National Railway Co.	1,396,183	0.2
196,670		Danaher Corp.	8,248,340	1.0
20,840		Dun & Bradstreet Corp./The	1,276,658	0.1
76,730		Eaton Corp.	2,723,915	0.3
42,900		Fluor Corp.	1,996,995	0.2
134,780		Honeywell International, Inc.	5,918,190	0.7
9,416	@	Huntington Ingalls Industries, Inc.	229,091	0.0
193,940		Lockheed Martin Corp.	14,087,801	1.7
56,350		Northrop Grumman Corp.	2,939,216	0.3

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
9,940		Precision Castparts Corp.	$1,545,272	0.2
52,448		Stanley Black & Decker, Inc.	2,575,197	0.3
84,980		Tyco International Ltd.	3,462,935	0.4
10,570		Union Pacific Corp.	863,252	0.1
29,920		United Parcel Service, Inc. - Class B	1,889,448	0.2
166,650		United Technologies Corp.	11,725,494	1.4
			67,729,625	7.9
		Information Technology: 5.1%
95,650		Accenture PLC	5,038,842	0.6
51,221		ASML Holding NV	1,769,174	0.2
31,620		Check Point Software Technologies	1,668,271	0.2
234,890		Cisco Systems, Inc.	3,638,446	0.4
98,229		Hewlett-Packard Co.	2,205,241	0.3
50,630		International Business Machines Corp.	8,861,769	1.0
119,182		Intel Corp.	2,542,152	0.3
6,050		Mastercard, Inc.	1,918,818	0.2
41,810	L	Microchip Technology, Inc.	1,300,709	0.2
53,680		Microsoft Corp.	1,336,095	0.2
307,148		Oracle Corp.	8,827,434	1.0
29,940		Visa, Inc.	2,566,457	0.3
88,670		Western Union Co.	1,355,764	0.2
			43,029,172	5.1
		Materials: 2.0%
67,400		Air Products & Chemicals, Inc.	5,147,338	0.6
9,290		Airgas, Inc.	592,888	0.0
51,780		Celanese Corp.	1,684,403	0.2
14,620		Cliffs Natural Resources, Inc.	748,105	0.1
37,970		EI Du Pont de Nemours & Co.	1,517,661	0.2
75,960		PPG Industries, Inc.	5,367,334	0.6
31,010		Sherwin-Williams Co.	2,304,663	0.3
			17,362,392	2.0
		Telecommunications: 2.3%
396,476		AT&T, Inc.	11,307,495	1.3
41,098		CenturyTel, Inc.	1,361,166	0.2
2,677,395		Vodafone Group PLC	6,900,425	0.8
			19,569,086	2.3
		Utilities: 1.9%
55,220		American Electric Power Co., Inc.	2,099,465	0.2
19,240		Entergy Corp.	1,275,420	0.2
68,120	@	NRG Energy, Inc.	1,444,825	0.2
88,730		Pacific Gas & Electric Co.	3,754,166	0.4
125,850		PPL Corp.	3,591,759	0.4
122,760		Public Service Enterprise Group, Inc.	4,096,501	0.5
			16,262,136	1.9
		Total Common Stock
		(Cost $472,184,442)	491,377,507	57.6
PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
31,600		General Motors Co.	1,108,528	0.1
		Utilities: 0.1%
9,570		PPL Corp.	531,901	0.1
		Total Preferred Stock
		(Cost $2,058,500)	1,640,429	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.3%
		Consumer Discretionary: 1.3%
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	$1,301,213	0.2
1,028,000		COX Communications, Inc., 4.625%, 06/01/13	1,081,479	0.1
1,080,000		DirecTV Holdings, LLC, 4.600%, 02/15/21	1,112,765	0.1
1,329,000		Hearst-Argyle Television, Inc., 7.500%, 11/15/27	1,126,754	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	281,317	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	354,255	0.1
819,000		News America Holdings, 8.500%, 02/23/25	1,079,647	0.1
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,348,461	0.2
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	2,054,012	0.2
840,000	#	WEA Finance LLC, 4.625%, 05/10/21	804,807	0.1
942,000		Wyndham Worldwide Corp., 6.000%, 12/01/16	986,974	0.1
			11,531,684	1.3
		Consumer Staples: 0.3%
952,000		CVS Caremark Corp., 6.125%, 08/15/16	1,102,957	0.1
1,119,000	#	SABMiller PLC, 5.500%, 08/15/13	1,201,345	0.2
			2,304,302	0.3
		Energy: 1.2%
1,140,000		Anadarko Petroleum Corp., 6.450%, 09/15/36	1,212,476	0.2
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	778,567	0.1
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	283,623	0.0
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	248,139	0.0
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	906,676	0.1
250,000		Hess Corp., 8.125%, 02/15/19	323,053	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
659,000		Husky Energy, Inc., 5.900%, 06/15/14	$723,753	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	830,606	0.1
15,000		Kinder Morgan Energy Partners LP, 7.400%, 03/15/31	18,119	0.0
420,000		Kinder Morgan Energy Partners LP, 7.750%, 03/15/32	527,482	0.1
233,000		Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	243,485	0.0
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,633,691	0.2
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	794,580	0.1
777,463	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	840,670	0.1
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	980,262	0.1
			10,345,182	1.2
		Financials: 4.9%
1,710,000	#	ABN Amro Bank NV, 2.023%, 01/30/14	1,630,247	0.2
750,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	793,855	0.1
892,000		American Express Co., 5.500%, 09/12/16	999,760	0.1
800,000		Asian Development Bank, 2.750%, 05/21/14	844,876	0.1
521,000	#, L	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	544,445	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	542,891	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	433,452	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	621,328	0.1
558,000	#, L	BNP Paribas, 7.195%, 12/31/49	435,240	0.0
365,000		Boston Properties, Inc., 5.000%, 06/01/15	391,417	0.0
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,345,487	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,240,557	0.1
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	635,191	0.1
1,637,000		CommonWealth REIT, 6.250%, 08/15/16	1,760,132	0.2
1,230,000		Credit Suisse New York, 5.500%, 05/01/14	1,301,569	0.2
320,000	#	Crown Castle Towers LLC, 4.883%, 08/15/20	334,112	0.0
605,000	#	Crown Castle Towers LLC, 6.113%, 01/15/20	682,001	0.1
965,000	#	Erac USA Finance Co., 7.000%, 10/15/37	1,130,484	0.1
421,000		General Electric Capital Corp., 5.450%, 01/15/13	442,327	0.1
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,081,625	0.1
1,125,000	#	BPCE S.A., 12.500%, 08/29/49	1,093,713	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	619,029	0.1
650,000		HSBC Bank USA NA, 4.875%, 08/24/20	611,507	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	590,965	0.1
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, 01/14/13	1,211,480	0.1
490,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	490,737	0.1
128,000		JPMorgan Chase Bank NA, 7.000%, 11/01/39	129,140	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,157,054	0.1
64,000		Kimco Realty Corp., 6.000%, 11/30/12	66,799	0.0
1,400,000		Kreditanstalt fuer Wiederaufbau, 4.875%, 06/17/19	1,687,764	0.2
990,000		Merrill Lynch & Co., Inc., 6.150%, 04/25/13	990,926	0.1
480,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	504,045	0.1
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	508,155	0.1
280,000		MetLife, Inc., 4.750%, 02/08/21	292,356	0.0
1,320,000		Morgan Stanley, 6.625%, 04/01/18	1,312,521	0.2
560,000	#	Nordea Bank AB, 4.875%, 01/14/21	582,901	0.1
497,000	#, L	Nordea Bank AB, 5.424%, 12/29/49	469,665	0.1
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,013,770	0.1
370,000		Prudential Financial, Inc., 6.625%, 06/21/40	402,136	0.0
1,960,000	#	Royal Bank of Scotland PLC, 2.625%, 05/11/12	1,985,202	0.2
1,010,000	L	Royal Bank of Scotland PLC/The, 6.125%, 01/11/21	1,001,521	0.1
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	356,874	0.0
1,228,000		Simon Property Group LP, 5.875%, 03/01/17	1,382,820	0.2
1,500,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	1,586,676	0.2
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	567,370	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	738,983	0.1
1,622,000	L	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,220,555	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
1,280,000	l	#	Unicredit Luxembourg Finance S.A., 6.000%, 10/31/17	$989,052	0.1
687,000			Wachovia Corp., 5.250%, 08/01/14	721,517	0.1
314,000		#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, 09/02/19	349,860	0.0
150,000		#	ZFS Finance USA Trust IV, 5.875%, 05/09/32	149,279	0.0
430,000		#	ZFS Finance USA Trust V, 6.500%, 05/09/37	374,100	0.0
				42,349,468	4.9
			Health Care: 0.4%
980,000			CareFusion Corp., 6.375%, 08/01/19	1,175,439	0.1
832,000			Hospira, Inc., 6.050%, 03/30/17	961,392	0.1
1,114,000		#	Roche Holdings, Inc., 6.000%, 03/01/19	1,364,757	0.2
				3,501,588	0.4
			Industrials: 0.4%
873,000		#	Atlas Copco AB, 5.600%, 05/22/17	1,001,541	0.1
772,000		#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	846,510	0.1
1,283,000			Kennametal, Inc., 7.200%, 06/15/12	1,334,158	0.2
				3,182,209	0.4
			Information Technology: 0.2%
1,504,000			Western Union Co., 5.400%, 11/17/11	1,512,879	0.2
			Materials: 0.2%
530,000			ArcelorMittal, 5.250%, 08/05/20	474,956	0.1
510,000			ArcelorMittal, 9.850%, 06/01/19	579,264	0.1
252,000			Vale Overseas Ltd., 4.625%, 09/15/20	246,960	0.0
198,000			Vale Overseas Ltd., 6.875%, 11/10/39	214,830	0.0
				1,516,010	0.2
			Telecommunication Services: 0.4%
1,230,000			Rogers Communications, Inc., 6.800%, 08/15/18	1,495,360	0.2
1,854,000			Verizon New York, Inc., 6.875%, 04/01/12	1,908,165	0.2
				3,403,525	0.4
			Telecommunications: 0.1%
653,000			Telecom Italia Capital S.A., 5.250%, 11/15/13	638,680	0.1
			Utilities: 0.9%
1,911,278			Bruce Mansfield Unit, 6.850%, 06/01/34	2,051,090	0.2
902,000		#	EDP Finance BV, 6.000%, 02/02/18	716,387	0.1
858,000		#	Enel Finance International S.A., 6.250%, 09/15/17	868,213	0.1
377,000			Midamerican Funding, LLC, 6.927%, 03/01/29	479,325	0.1
1,319,000			Oncor Electric Delivery Co., 7.000%, 09/01/22	1,668,038	0.2
765,000			PSEG Power, LLC, 5.320%, 09/15/16	847,536	0.1
991,000			PSEG Power, LLC, 6.950%, 06/01/12	1,028,591	0.1
				7,659,180	0.9
			Total Corporate Bonds/Notes
			(Cost $83,650,289)	87,944,707	10.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
29,149		#	BlackRock Capital Finance LP, 7.750%, 09/25/26	24,160	0.0
2,050,000			Citigroup Commercial Mortgage Trust, 5.886%, 12/10/49	2,217,591	0.3
1,442,297			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,543,244	0.2
252,053		#	GG1C Funding Corp., 5.129%, 01/15/14	258,523	0.0
122,000			Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	103,276	0.0
1,180,000			JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,180,383	0.1
1,452,000			JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,479,642	0.2
1,660,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.388%, 05/15/41	1,771,665	0.2
518,215			JPMorgan Chase Commercial Mortgage Securities Corp., 6.005%, 06/15/49	543,786	0.1
1,442,297			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, 06/12/50	1,520,745	0.2
3,951,372		#, ^	Morgan Stanley Capital I, 1.185%, 11/15/30	111,095	0.0
397,568			RAAC Series, 4.971%, 09/25/34	400,889	0.0
1,072,543		#	Spirit Master Funding, LLC, 5.050%, 07/20/23	985,281	0.1
2,400,000			Wachovia Bank Commercial Mortgage Trust, 6.096%, 02/15/51	2,537,947	0.3
483,579			W3A Funding Corp., 8.090%, 01/02/17	484,446	0.1
			Total Collateralized Mortgage Obligations
			(Cost $14,614,985)	15,162,673	1.8

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: 0.2%
		New Jersey: 0.2%
900,000	@	New Jersey State Turnpike Authority, 7.414%, 01/01/40	$1,279,728	0.2
		Total Municipal Bonds
		(Cost $935,986)	1,279,728	0.2
U.S. TREASURY OBLIGATIONS: 13.6%
		U.S. Treasury Bonds: 6.6%
2,011,900		2.750%, due 02/15/19	2,190,142	0.3
7,821,000		3.125%, due 05/15/19	8,724,693	1.0
7,534,000		3.500%, due 05/15/20	8,639,969	1.0
183,000		3.750%, due 11/15/18	212,008	0.0
4,501,000		3.875%, due 02/15/13	4,724,821	0.6
1,164,000		4.500%, due 02/15/36	1,511,745	0.2
9,970,500		4.500%, due 08/15/39	13,092,513	1.5
485,000		4.750%, due 08/15/17	584,501	0.1
3,794,000		5.000%, due 05/15/37	5,299,152	0.6
978,000		5.125%, due 05/15/16	1,168,251	0.1
2,889,000		5.250%, due 02/15/29	3,957,029	0.5
258,000		5.375%, due 02/15/31	364,223	0.0
1,500,000		6.000%, due 02/15/26	2,153,203	0.2
390,000		6.750%, due 08/15/26	599,991	0.1
390,000		8.000%, due 11/15/21	610,106	0.1
1,444,000		8.500%, due 02/15/20	2,227,483	0.3
57,000		9.875%, due 11/15/15	78,313	0.0
			56,138,143	6.6
		U.S. Treasury Notes: 7.0%
3,304,000		0.500%, due 08/15/14	3,314,596	0.4
5,217,000		1.375%, due 10/15/12	5,281,806	0.6
6,848,000		1.375%, due 01/15/13	6,950,453	0.8
4,247,000		1.500%, due 12/31/13	4,361,138	0.5
6,642,000		1.875%, due 04/30/14	6,898,341	0.8
1,682,000		2.000%, due 11/30/13	1,743,235	0.2
13,496,000		2.125%, due 05/31/15	14,249,833	1.7
663,000		2.625%, due 02/29/16	715,729	0.1
7,423,000		2.750%, due 10/31/13	7,799,368	0.9
4,105,000		3.125%, due 09/30/13	4,337,832	0.5
3,800,000		3.500%, due 05/31/13	4,003,805	0.5
			59,656,136	7.0
		Total U.S. Treasury Obligations
		(Cost $106,999,571)	115,794,279	13.6
FOREIGN GOVERNMENT BONDS: 0.3%
102,000		Peru Government International Bond, 7.350%, 07/21/25	127,500	0.0
1,800,000	#	Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	1,773,000	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	649,460	0.1
		Total Foreign Government Bonds
		(Cost $2,504,766)	2,549,960	0.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Mortgage Corporation: 4.1%##
879,000		3.808%, due 08/25/20	949,310	0.1
264,180		3.882%, due 11/25/17	285,861	0.0
2,759,634		4.000%, due 11/01/40	2,893,879	0.4
2,833,422		4.000%, due 01/01/41	2,971,256	0.4
333,775		4.500%, due 08/01/18	356,801	0.1
372,071		4.500%, due 11/01/18	397,739	0.1
993,758		4.500%, due 01/01/19	1,062,314	0.1
1,767,955		4.500%, due 08/01/24	1,878,872	0.2
201,034		4.500%, due 04/01/35	214,207	0.0
181,012		4.500%, due 04/01/35	193,255	0.0
281,934		4.500%, due 04/01/35	300,056	0.0
45,567		5.000%, due 03/01/18	49,280	0.0
100,430		5.000%, due 05/01/18	108,616	0.0
195,058		5.000%, due 05/01/18	209,067	0.0
476,867		5.000%, due 02/01/19	515,733	0.1
1,729,400		5.000%, due 09/01/33	1,865,068	0.2
721,575		5.000%, due 11/01/33	778,181	0.1
362,998		5.000%, due 03/01/34	396,295	0.1
230,744		5.000%, due 04/01/34	248,773	0.0
286,792		5.000%, due 08/01/35	309,022	0.0
666,014		5.000%, due 10/01/35	722,529	0.1
261,634		5.000%, due 10/01/35	281,913	0.0
357,469		5.000%, due 11/01/35	385,176	0.1
384,200		5.000%, due 12/01/36	413,980	0.1
2,420,206		5.000%, due 07/01/39	2,599,856	0.3
1,064,000		5.085%, due 03/25/19	1,212,917	0.2
287,818		5.500%, due 01/01/19	315,193	0.0
48,247		5.500%, due 07/01/19	52,655	0.0
51,619		5.500%, due 08/01/19	56,335	0.0
3,190		5.500%, due 02/01/20	3,481	0.0
45,842		5.500%, due 10/01/21	50,203	0.0
10,972		5.500%, due 10/01/24	11,978	0.0
453,081		5.500%, due 06/01/25	494,665	0.1
224,941		5.500%, due 07/01/25	245,586	0.0
371,449		5.500%, due 08/01/25	405,541	0.1
56,720		5.500%, due 09/01/25	61,714	0.0
395,570		5.500%, due 12/01/33	431,073	0.1
717,236		5.500%, due 12/01/33	781,608	0.1
1,296,559		5.500%, due 01/01/34	1,412,925	0.2
175,719		5.500%, due 04/01/34	193,796	0.0
124,360		5.500%, due 11/01/34	136,454	0.0
227,906		5.500%, due 09/01/35	250,070	0.0
33,622		5.500%, due 10/01/35	36,986	0.0
194,422		5.500%, due 02/01/37	214,423	0.0
16,532		6.000%, due 04/01/16	17,964	0.0
66,115		6.000%, due 04/01/17	71,966	0.0
39,821		6.000%, due 07/01/17	43,345	0.0
49,056		6.000%, due 10/01/17	53,398	0.0
389,963		6.000%, due 08/01/19	426,913	0.1
93,292		6.000%, due 08/01/19	101,548	0.0
51,808		6.000%, due 09/01/19	56,684	0.0
88,540		6.000%, due 05/01/21	96,874	0.0
410,230		6.000%, due 02/01/23	451,599	0.1
46,861		6.000%, due 12/01/25	51,469	0.0
116,679		6.000%, due 02/01/26	128,154	0.0
154,177		6.000%, due 04/01/34	171,772	0.0
42,344		6.000%, due 05/01/34	47,177	0.0
171,402		6.000%, due 07/01/34	190,481	0.0
32,601		6.000%, due 07/01/34	36,108	0.0
73,298		6.000%, due 07/01/34	81,457	0.0
30,862		6.000%, due 08/01/34	34,251	0.0
315,568		6.000%, due 08/01/34	350,694	0.1
24,272		6.000%, due 08/01/34	26,974	0.0
799,511		6.000%, due 08/01/34	888,506	0.1
158,769		6.000%, due 09/01/34	176,442	0.0
153,722		6.000%, due 07/01/35	169,633	0.0
351,050		6.000%, due 08/01/35	387,384	0.1
492,383		6.000%, due 11/01/35	547,192	0.1
214,386		6.000%, due 03/01/36	238,250	0.0
588,202		6.000%, due 10/01/36	651,470	0.1
292,420		6.000%, due 03/01/37	322,777	0.0
151,138		6.000%, due 05/01/37	167,961	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal Home Loan Mortgage Corporation (continued)
38,525	6.500%, due 05/01/34	$43,389	0.0
58,172	6.500%, due 05/01/34	65,577	0.0
68,769	6.500%, due 06/01/34	77,235	0.0
40,253	6.500%, due 06/01/34	45,183	0.0
18,764	6.500%, due 06/01/34	21,122	0.0
170,658	6.500%, due 08/01/34	192,380	0.0
50,323	6.500%, due 08/01/34	56,488	0.0
37,506	6.500%, due 08/01/34	42,217	0.0
476,899	6.500%, due 08/01/34	537,201	0.1
12,398	6.500%, due 08/01/34	13,968	0.0
138,153	6.500%, due 10/01/34	155,939	0.0
2,371	6.500%, due 11/01/34	2,660	0.0
7,193	6.500%, due 09/01/35	8,066	0.0
198,418	6.500%, due 05/01/37	221,358	0.0
108,735	6.500%, due 07/01/37	121,306	0.0
283,621	6.500%, due 07/01/37	316,412	0.0
64,543	6.500%, due 02/01/38	71,763	0.0
		34,735,349	4.1
	Federal National Mortgage Association: 7.3%##
97,000	3.154%, due 02/25/18	101,569	0.0
120,062	3.800%, due 02/01/18	128,942	0.0
99,365	3.910%, due 02/01/18	107,178	0.0
1,675,994	4.000%, due 04/01/24	1,765,952	0.2
141,956	4.010%, due 08/01/13	147,578	0.0
427,802	4.021%, due 08/01/13	445,829	0.1
166,784	4.500%, due 04/01/18	178,710	0.0
423,206	4.500%, due 06/01/18	453,466	0.1
42,863	4.500%, due 07/01/18	45,928	0.0
264,577	4.500%, due 03/01/19	283,578	0.0
155,224	4.500%, due 04/01/20	166,372	0.0
1,089,255	4.500%, due 08/01/33	1,163,687	0.1
262,470	4.500%, due 02/01/35	280,201	0.0
15,785	4.500%, due 09/01/35	16,832	0.0
744,579	4.500%, due 02/01/41	794,179	0.1
786,953	4.500%, due 04/01/41	839,375	0.1
649,653	4.563%, due 05/01/14	692,573	0.1
354,584	4.630%, due 04/01/14	377,496	0.1
570,026	4.719%, due 12/01/12	580,749	0.1
85,839	4.767%, due 04/01/13	88,741	0.0
379,597	4.842%, due 08/01/14	405,985	0.1
28,426	4.845%, due 06/01/13	29,742	0.0
18,022	4.873%, due 02/01/14	18,961	0.0
346,348	4.880%, due 03/01/20	380,128	0.1
403,075	4.893%, due 04/01/15	443,114	0.1
248,000	4.940%, due 08/01/15	272,001	0.0
255,884	5.000%, due 11/01/17	276,900	0.0
884,942	5.000%, due 02/01/18	957,621	0.1
772,493	5.000%, due 12/01/18	832,557	0.1
311,692	5.000%, due 07/01/19	338,459	0.1
335,454	5.000%, due 11/01/33	362,598	0.1
172,700	5.000%, due 03/01/34	186,620	0.0
420,894	5.000%, due 03/01/34	454,951	0.1
222,394	5.000%, due 05/01/34	240,319	0.0
251,658	5.000%, due 08/01/34	271,943	0.0
685,508	5.000%, due 09/01/34	740,762	0.1
308,488	5.000%, due 01/01/35	333,353	0.0
555,560	5.000%, due 06/01/35	599,906	0.1
1,508,536	5.000%, due 07/01/35	1,628,952	0.2
433,389	5.000%, due 08/01/35	467,983	0.1
205,055	5.000%, due 09/01/35	221,423	0.0
1,940,040	5.000%, due 10/01/35	2,094,899	0.3
165,971	5.000%, due 07/01/39	180,568	0.0
648,442	5.000%, due 10/01/39	698,379	0.1
247,650	5.000%, due 11/01/39	269,431	0.0
126,384	5.000%, due 11/01/40	136,946	0.0
171,056	5.000%, due 11/01/40	185,352	0.0
110,881	5.000%, due 01/01/41	120,148	0.0
165,259	5.000%, due 03/01/41	179,071	0.0
8,186	5.190%, due 11/01/15	9,037	0.0
93,722	5.350%, due 12/01/16	104,609	0.0
330,000	5.370%, due 05/01/18	372,913	0.1
15,692	5.371%, due 02/01/13	16,207	0.0
40,506	5.450%, due 04/01/17	45,268	0.0
280,320	5.466%, due 11/01/15	310,748	0.0
340,595	5.500%, due 11/01/17	366,979	0.1
184,862	5.500%, due 01/01/18	200,738	0.0
341,710	5.500%, due 02/01/18	368,703	0.1
319,232	5.500%, due 06/01/19	350,438	0.1
123,021	5.500%, due 07/01/19	135,046	0.0
142,597	5.500%, due 07/01/19	156,001	0.0
54,178	5.500%, due 07/01/19	59,271	0.0
184,911	5.500%, due 08/01/19	202,293	0.0
168,789	5.500%, due 09/01/19	185,288	0.0
55,366	5.500%, due 09/01/19	60,571	0.0
597,481	5.500%, due 02/01/33	653,158	0.1
16,097	5.500%, due 03/01/33	17,592	0.0
17,094	5.500%, due 05/01/33	18,686	0.0
247,008	5.500%, due 06/01/33	270,026	0.0
738,860	5.500%, due 06/01/33	807,712	0.1
1,986,037	5.500%, due 07/01/33	2,171,111	0.3
87,146	5.500%, due 07/01/33	95,266	0.0
522,543	5.500%, due 11/01/33	571,238	0.1
159,414	5.500%, due 12/01/33	174,269	0.0
104,560	5.500%, due 01/01/34	115,414	0.0
217,377	5.500%, due 01/01/34	237,634	0.0
298,434	5.500%, due 01/01/34	326,244	0.0
168,702	5.500%, due 02/01/34	186,215	0.0
119,905	5.500%, due 02/01/34	132,353	0.0
263,320	5.500%, due 02/01/34	290,656	0.0
483,603	5.500%, due 02/01/34	528,669	0.1
77,221	5.500%, due 03/01/34	85,841	0.0
74,790	5.500%, due 03/01/34	83,138	0.0
141,062	5.500%, due 04/01/34	155,705	0.0
153,305	5.500%, due 04/01/34	169,220	0.0
494,078	5.500%, due 05/01/34	546,759	0.1
292,274	5.500%, due 05/01/34	323,438	0.0
238,500	5.500%, due 05/01/34	262,588	0.0
270,949	5.500%, due 05/01/34	299,838	0.0
88,499	5.500%, due 06/01/34	97,437	0.0
789,811	5.500%, due 07/01/34	869,582	0.1
97,189	5.500%, due 07/01/34	107,006	0.0
175,236	5.500%, due 07/01/34	192,935	0.0
108,463	5.500%, due 07/01/34	119,418	0.0
180,239	5.500%, due 07/01/34	198,444	0.0
133,775	5.500%, due 07/01/34	147,286	0.0
57,280	5.500%, due 07/01/34	63,065	0.0
89,023	5.500%, due 09/01/34	98,014	0.0
344,580	5.500%, due 09/01/34	376,691	0.1
535,920	5.500%, due 09/01/34	589,244	0.1
256,039	5.500%, due 09/01/34	281,899	0.0
49,900	5.500%, due 09/01/34	55,080	0.0
641,321	5.500%, due 09/01/34	706,095	0.1
29,189	5.500%, due 09/01/34	32,137	0.0
183,194	5.500%, due 09/01/34	201,422	0.0
20,780	5.500%, due 09/01/34	22,900	0.0
246,335	5.500%, due 10/01/34	271,215	0.0
569,876	5.500%, due 10/01/34	627,434	0.1
600,974	5.500%, due 10/01/34	661,672	0.1
743,189	5.500%, due 11/01/34	818,251	0.1
349,037	5.500%, due 11/01/34	384,289	0.1
2,758	5.500%, due 11/01/34	3,046	0.0
447,527	5.500%, due 12/01/34	492,727	0.1
1,129,236	5.500%, due 12/01/34	1,243,289	0.2
41,706	5.500%, due 02/01/35	46,036	0.0
268,318	5.500%, due 04/01/35	295,418	0.0
10,159	5.500%, due 04/01/35	11,213	0.0
91,757	5.500%, due 05/01/35	99,992	0.0
937,633	5.500%, due 09/01/35	1,034,971	0.1
544,520	5.500%, due 01/01/36	594,582	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
358,184		5.500%, due 08/01/38	$391,563	0.1
305,097		5.662%, due 02/01/16	345,341	0.1
193,475		5.725%, due 07/01/16	214,911	0.0
130,585		6.000%, due 02/01/17	141,918	0.0
4,878		6.000%, due 03/01/17	5,307	0.0
163,918		6.000%, due 08/01/17	178,349	0.0
77,320		6.000%, due 03/01/18	84,127	0.0
653,941		6.000%, due 11/01/18	710,692	0.1
63,214		6.000%, due 01/01/21	69,213	0.0
43,999		6.000%, due 01/01/34	48,959	0.0
67,562		6.000%, due 03/01/34	75,557	0.0
72,412		6.000%, due 03/01/34	80,778	0.0
515,971		6.000%, due 04/01/34	575,582	0.1
521,533		6.000%, due 04/01/34	580,320	0.1
1,034,990		6.000%, due 04/01/34	1,154,563	0.1
85,733		6.000%, due 05/01/34	95,485	0.0
47,417		6.000%, due 05/01/34	52,895	0.0
83,734		6.000%, due 06/01/34	93,259	0.0
492,387		6.000%, due 06/01/34	550,658	0.1
302,113		6.000%, due 06/01/34	336,166	0.0
65,601		6.000%, due 06/01/34	73,364	0.0
664,584		6.000%, due 06/01/34	741,364	0.1
229,071		6.000%, due 07/01/34	254,891	0.0
367,736		6.000%, due 07/01/34	409,187	0.1
181,353		6.000%, due 07/01/34	201,351	0.0
259,774		6.000%, due 07/01/34	287,837	0.0
35,939		6.000%, due 07/01/34	40,192	0.0
70,903		6.000%, due 08/01/34	79,094	0.0
435,008		6.000%, due 08/01/34	483,389	0.1
403,104		6.000%, due 08/01/34	448,541	0.1
35,261		6.000%, due 08/01/34	39,236	0.0
74,965		6.000%, due 10/01/34	83,626	0.0
326,611		6.000%, due 10/01/34	363,427	0.1
421,998		6.000%, due 10/01/34	469,565	0.1
125,471		6.000%, due 11/01/34	139,966	0.0
21,485		6.000%, due 11/01/34	23,907	0.0
134,943		6.000%, due 04/01/35	150,154	0.0
8,881		6.000%, due 08/01/35	9,882	0.0
44,529		6.000%, due 09/01/35	49,548	0.0
170,751		6.000%, due 09/01/35	189,830	0.0
176,996		6.000%, due 10/01/35	197,942	0.0
114,036		6.000%, due 10/01/35	126,890	0.0
6,523		6.000%, due 11/01/35	7,258	0.0
724,356		6.000%, due 12/01/35	806,004	0.1
243,969		6.000%, due 12/01/35	269,639	0.0
178,115		6.000%, due 12/01/35	199,194	0.0
2,624		6.000%, due 02/01/36	2,923	0.0
401,735		6.000%, due 03/01/36	447,018	0.1
614,351		6.000%, due 04/01/36	685,328	0.1
7,864		6.000%, due 06/01/36	8,750	0.0
268,911		6.000%, due 03/01/37	295,609	0.0
221,331		6.000%, due 07/01/37	247,525	0.0
192,502		6.500%, due 06/01/31	217,126	0.0
629		6.500%, due 07/01/31	710	0.0
24,162		6.500%, due 07/01/31	27,252	0.0
480		6.500%, due 08/01/31	542	0.0
258,887		6.500%, due 09/01/31	292,003	0.0
131,676		6.500%, due 12/01/31	148,519	0.0
1,914		6.500%, due 01/01/32	2,159	0.0
3,593		6.500%, due 02/01/32	4,053	0.0
376,214		6.500%, due 07/01/32	423,397	0.1
507,326		6.500%, due 08/01/32	570,953	0.1
382,715		6.500%, due 01/01/33	430,713	0.1
67,177		6.500%, due 04/01/34	75,183	0.0
473,266		6.500%, due 08/01/34	530,107	0.1
3,641		6.500%, due 04/01/36	4,068	0.0
185,616		6.500%, due 05/01/36	207,504	0.0
90,881		6.500%, due 01/01/37	101,143	0.0
259,960		6.500%, due 02/01/37	286,714	0.0
15,478		6.500%, due 02/01/37	17,207	0.0
40,680		6.500%, due 02/01/37	45,273	0.0
565,085		6.500%, due 07/01/37	628,893	0.1
37,345		7.500%, due 02/01/30	43,530	0.0
149,197		7.500%, due 03/01/31	174,888	0.0
3,572		7.500%, due 11/01/31	4,185	0.0
634		7.500%, due 02/01/32	743	0.0
			62,052,616	7.3
		Government National Mortgage Association: 2.2%
2,823,781		4.000%, due 01/20/41	3,026,481	0.4
66,372		4.500%, due 07/20/33	72,679	0.0
85,439		4.500%, due 09/15/33	93,531	0.0
383,823		4.500%, due 09/20/33	419,457	0.1
164,949		4.500%, due 12/20/34	180,159	0.0
2,618,645		4.500%, due 11/15/39	2,856,031	0.3
580,790		4.500%, due 03/15/40	635,799	0.1
416,134		4.500%, due 06/15/40	453,987	0.1
700,000		4.500%, due 01/20/41	760,175	0.1
58,449		5.000%, due 07/20/33	64,667	0.0
131,990		5.000%, due 03/15/34	145,776	0.0
382,641		5.000%, due 06/15/34	422,606	0.1
99,539		5.000%, due 10/15/34	109,857	0.0
1,850,197		5.000%, due 05/15/39	2,034,190	0.2
2,370,619		5.000%, due 09/15/39	2,606,366	0.3
441,774		5.500%, due 11/15/32	491,005	0.1
1,793,888		5.500%, due 05/15/33	1,993,796	0.2
329,363		5.500%, due 08/15/33	366,067	0.0
45,891		5.500%, due 08/15/33	51,005	0.0
31,320		5.500%, due 12/15/33	34,810	0.0
9,306		6.000%, due 09/15/32	10,432	0.0
305,649		6.000%, due 09/15/32	342,623	0.0
27,239		6.000%, due 10/15/32	30,534	0.0
2,366		6.000%, due 10/15/32	2,652	0.0
487,746		6.000%, due 04/15/33	546,749	0.1
15,446		6.000%, due 04/15/34	17,319	0.0
99,107		6.000%, due 07/15/34	111,437	0.0
101,384		6.000%, due 07/15/34	113,997	0.0
272,200		6.000%, due 07/15/34	306,064	0.0
122,030		6.000%, due 09/15/34	136,640	0.0
270,235		6.000%, due 11/20/34	302,871	0.0
371,763		6.000%, due 02/20/35	416,661	0.1
72,768		6.000%, due 04/20/35	81,556	0.0
			19,237,979	2.2
		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	638,431	0.1
		Total U.S. Government Agency Obligations
		(Cost $108,053,274)	116,664,375	13.7
ASSET-BACKED SECURITIES: 0.9%
		Home Equity Asset-Backed Securities: 0.2%
1,048,773	#	Bayview Financial Revolving Mortgage Loan Trust, 1.837%, 12/28/40	311,486	0.1
700,751		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	450,493	0.0
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	658,213	0.1
			1,420,192	0.2
		Other Asset-Backed Securities: 0.7%
1,079,569	#	Anthracite CDO I Ltd., 0.685%, 05/24/17	1,003,999	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
823,182	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	$812,892	0.1
457,514		Small Business Administration, 4.770%, 04/01/24	497,248	0.0
636,083		Small Business Administration, 4.990%, 09/01/24	696,173	0.1
2,231,691		Small Business Administration, 5.110%, 08/01/25	2,455,943	0.3
743,960		Small Business Administration, 5.180%, 05/01/24	816,095	0.1
			6,282,350	0.7
		Total Asset-Backed Securities
		(Cost $8,860,993)	7,702,542	0.9
		Total Long-Term Investments
		(Cost $799,862,806)	840,116,200	98.6
SHORT-TERM INVESTMENTS: 1.9%
		Commercial Paper: 1.4%
12,112,000		Barclays US Funding LLC, 0.070%, 10/03/11
		(Cost $12,111,946)	12,111,919	1.4
		Securities Lending Collateral(cc)(1): 0.5%
2,385,323	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	1,908,259	0.2
2,605,194		BNY Mellon Overnight Government Fund	2,605,194	0.3
			4,513,453	0.5
		Total Short-Term Investments
		(Cost $17,102,463)	16,625,372	1.9
		Total Investments in Securities (Cost $816,965,269)*	$856,741,572	100.5
		Liabilities in Excess of Other Assets	(3,910,511)	(0.5)
		Net Assets	$852,831,061	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $842,196,397.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$75,619,853
		Gross Unrealized Depreciation	(61,074,678)
		Net Unrealized appreciation	$14,545,175

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$50,854,744	$—	$—	$50,854,744
Consumer Staples	48,934,395	17,570,477	—	66,504,872
Energy	57,237,425	—	—	57,237,425
Financials	93,867,953	—	—	93,867,953
Health Care	56,451,817	2,508,285	—	58,960,102
Industrials	67,729,625	—	—	67,729,625
Information Technology	43,029,172	—	—	43,029,172
Materials	17,362,392	—	—	17,362,392
Telecommunications	12,668,661	6,900,425	—	19,569,086
Utilities	16,262,136	—	—	16,262,136
Total Common Stock	464,398,320	26,979,187	—	491,377,507
Preferred Stock	—	1,640,429	—	1,640,429
Corporate Bonds/Notes	—	87,944,707	—	87,944,707
Collateralized Mortgage Obligations	—	15,162,673	—	15,162,673
Municipal Bonds	—	1,279,728	—	1,279,728
Short-Term Investments	2,605,194	12,111,919	1,908,259	16,625,372
U.S. Treasury Obligations	—	115,794,279	—	115,794,279
Foreign Government Bonds	—	2,549,960	—	2,549,960
Asset-Backed Securities	—	5,574,165	2,128,377	7,702,542
U.S. Government Agency Obligations	—	116,664,375	—	116,664,375
Total Investments, at value	$467,003,514	$385,701,422	$4,036,636	$856,741,572

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Asset-Backed Securities	$2,453,862	$—	$(128,155)	$7,789	$(3,335)	$(201,784)	$—	$—	$2,128,377
Short-Term Investments	1,908,259	—	—	—	—	—	—	—	1,908,259
Total Investments, at value	$4,362,121	$—	$(128,155)	$7,789	$(3,335)	$(201,784)	$—	$—	$4,036,636

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(201,784).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.5%
		Consumer Discretionary: 10.1%
10,940	@	Charter Communications, Inc.	$512,430	0.1
815,820		Comcast Corp. – Special Class A	16,879,316	3.2
48,640	@	DIRECTV	2,055,040	0.4
113,158		Kabel Deutschland Holding AG	6,066,931	1.2
42,810	@	Liberty Global, Inc.	1,548,866	0.3
116,536		Time Warner Cable, Inc.	7,303,311	1.4
51,490		Viacom - Class B	1,994,722	0.4
676,700		Virgin Media, Inc.	16,477,645	3.1
			52,838,261	10.1
		Energy: 14.6%
127,490		Arch Coal, Inc.	1,858,804	0.3
944,116		El Paso Corp.	16,503,148	3.2
23,360		EOG Resources, Inc.	1,658,793	0.3
176,780		EQT Corp.	9,432,981	1.8
309,340		Kinder Morgan, Inc./Delaware	8,008,813	1.5
14,330		Noble Energy, Inc.	1,014,564	0.2
34,640		Occidental Petroleum Corp.	2,476,760	0.5
379,670		QEP Resources, Inc.	10,277,667	2.0
291,690		Spectra Energy Corp.	7,155,156	1.4
53,600		Ultra Petroleum Corp.	1,485,792	0.3
575,071		Williams Cos., Inc.	13,997,228	2.7
39,860		Williams Partners L.P.	2,162,006	0.4
			76,031,712	14.6
		Industrials: 0.4%
2,763,000		Hutchison Port Holdings Trust	1,865,025	0.4
		Telecommunication Services: 10.7%
335,760		Cellcom Israel Ltd.	7,014,026	1.3
99,750	@	Crown Castle International Corp.	4,056,833	0.8
11,100		Millicom International Cellular S.A.	1,106,134	0.2
161,818		MTN Group Ltd.	2,643,570	0.5
268,120	@	NII Holdings, Inc.	7,225,834	1.4
103,890	@	SBA Communications Corp.	3,582,127	0.7
331,235		TDC A/S	2,706,080	0.5
408,890		Telecomunicacoes de Sao Paulo SA ADR	10,815,141	2.1
172,599		Telenet Group Holding NV	6,323,019	1.2
307,759		Tim Participacoes SA ADR	7,250,802	1.4
5,458,500		XL Axiata Tbk PT	3,056,365	0.6
			55,779,931	10.7
		Telecommunications: 6.6%
124,780	@	American Tower Corp.	6,713,164	1.3
1,795,370		Bezeq Israeli Telecommunication Corp., Ltd.	3,359,356	0.6
155,329		CenturyTel, Inc.	5,144,496	1.0
212,900		Deutsche Telekom AG	2,498,984	0.5
205,020		Frontier Communications Corp.	1,252,672	0.2
297,915		Mobile Telesystems OJSC ADR	3,664,355	0.7
309,707		Portugal Telecom SGPS S.A.	2,275,400	0.4
3,558,684		Telecom Italia S.p.A. RNC	3,460,917	0.7
2,451,711		Vodafone Group PLC	6,318,771	1.2
			34,688,115	6.6
		Utilities: 50.1%
1,193,130	@	AES Corp.	11,644,949	2.2
187,387		AES Tiete S.A.	2,342,026	0.5
89,310		AGL Resources, Inc.	3,638,489	0.7
8,325,069		Aguas Andinas SA	4,392,189	0.8
289,040		American Electric Power Co., Inc.	10,989,301	2.1
644,060	@	Calpine Corp.	9,068,365	1.7
381,560		CenterPoint Energy, Inc.	7,486,207	1.4
294,984		CEZ A/S	11,302,826	2.2
136,780		China Hydroelectric Corp. ADR ADR	284,502	0.1
93,400		Cia Paranaense de Energia	1,690,911	0.3
106,130		Cia Paranaense de Energia ADR	1,932,627	0.4
793,410		CMS Energy Corp.	15,701,584	3.0
191,700		Constellation Energy Group, Inc.	7,296,102	1.4
243,600		Cia de Saneamento de Minas Gerais-COPASA	3,816,756	0.7
876,880		E.CL SA	2,084,499	0.4
54,818		E.ON AG	1,189,331	0.2
321,120		Edison International	12,282,840	2.4
175,600		EDP - Energias do Brasil S.A.	3,502,194	0.7
807,485		EDP Renovaveis S.A.	4,396,988	0.8
199,720		Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	3,027,268	0.6
372,744		Enagas	6,850,418	1.3
7,753,263		OGK-5 OJSC	456,036	0.1
31,510		Energen Corp.	1,288,444	0.2
3,049,144		Energias de Portugal S.A.	9,391,303	1.8
192,460		Enersis SA ADR	3,254,499	0.6
30,710		Exelon Corp.	1,308,553	0.3
78,640		FirstEnergy Corp.	3,531,722	0.7
341,930		Fortum OYJ	8,048,617	1.5
54,895		Gaz de France	1,631,018	0.3
1,522,890	@	GenOn Energy, Inc.	4,233,634	0.8
1,504,567		International Power PLC	7,142,305	1.4
383,160		Light S.A.	5,043,590	1.0
4,510		National Fuel Gas Co.	219,547	0.0
348,153		National Grid PLC	3,450,907	0.7
160,040		NextEra Energy, Inc.	8,645,361	1.7
75,710		Northeast Utilities	2,547,641	0.5
323,804	@	NRG Energy, Inc.	6,867,883	1.3
223,360		NV Energy, Inc.	3,285,626	0.6
146,510		OGE Energy Corp.	7,001,713	1.3
8,122,465		OGK-4 OJSC	533,980	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
19,860		Oneok, Inc.	$1,311,554	0.3
209,670		Pacific Gas & Electric Co.	8,871,138	1.7
205,820		PPL Corp.	5,874,103	1.1
430,430		Public Service Enterprise Group, Inc.	14,363,449	2.8
153,251		Red Electrica de Espana	6,983,456	1.3
207,612		Scottish & Southern Energy PLC	4,166,191	0.8
154,870		Sempra Energy	7,975,805	1.5
1,843,328,678		Territorial Generating Co. No 1	626,529	0.1
454,300		Tractebel Energia S.A.	6,272,372	1.2
93,440		UGI Corp.	2,454,669	0.5
			261,702,017	50.1
		Total Common Stock
		(Cost $457,051,193)	482,905,061	92.5
PREFERRED STOCK: 2.7%
		Utilities: 2.7%
53,920		Great Plains Energy, Inc.	3,235,200	0.6
63,820		NextEra Energy, Inc.	3,184,618	0.6
62,740	@	PPL Corp.	3,412,429	0.7
76,240		PPL Corp.	4,237,419	0.8
		Total Preferred Stock
		(Cost $13,746,144)	14,069,666	2.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.7%
		Telecommunication Services: 1.2%
1,663,000		SBA Communications Corp., 4.000%, 10/01/14	2,159,821	0.4
2,733,000		Virgin Media, Inc., 6.500%, 11/15/16	4,113,165	0.8
			6,272,986	1.2
		Utilities: 0.5%
2,587,000		GenOn Energy, Inc., 9.875%, 10/15/20	2,431,780	0.5
		Total Corporate Bonds/Notes
		(Cost $8,020,667)	8,704,766	1.7
		Total Long-Term Investments
		(Cost $478,818,004)	505,679,493	96.9
SHORT-TERM INVESTMENTS: 2.2%
		Commercial Paper: 2.2%
11,532,000		HSBC BANK US DISC 10/3/11, 10/03/11
		(Cost $11,531,962)	11,531,942	2.2
		Total Short-Term Investments
		(Cost $11,531,962)	11,531,942	2.2
		Total Investments in Securities (Cost $490,349,966)*	$517,211,435	99.1
		Assets in Excess of Other Liabilities	4,747,816	0.9
		Net Assets	$521,959,251	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $499,764,743.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$59,322,288
		Gross Unrealized Depreciation	(41,875,596)
		Net Unrealized appreciation	$17,446,692

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$46,771,330	$6,066,931	$—	$52,838,261
Energy	76,031,712	—	—	76,031,712
Industrials	1,865,025	—	—	1,865,025
Telecommunication Services	39,944,763	15,835,168	—	55,779,931
Telecommunications	16,774,687	17,913,428	—	34,688,115
Utilities	197,148,657	64,553,360	—	261,702,017
Total Common Stock	378,536,174	104,368,887	—	482,905,061
Preferred Stock	3,235,200	10,834,466	—	14,069,666
Corporate Bonds/Notes	—	8,704,766	—	8,704,766
Short-Term Investments	—	11,531,942	—	11,531,942
Total Investments, at value	$381,771,374	$135,440,061	$—	$517,211,435
Other Financial Instruments+
Forward Foreign Currency Contracts	—	6,470,418	—	6,470,418
Total Assets	$381,771,374	$141,910,479	$—	$523,681,853
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(800,667)	$—	$(800,667)
Total Liabilities	$—	$(800,667)	$—	$(800,667)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	82,645	Buy	10/12/11	$128,777	$128,861	$84
Barclays Bank PLC	EU Euro	114,686	Buy	10/12/11	156,479	153,636	(2,843)
Barclays Bank PLC	British Pound	603,872	Buy	10/12/11	937,983	941,565	3,582
Barclays Bank PLC	British Pound	348,786	Buy	10/12/11	539,003	543,831	4,828
Barclays Bank PLC	British Pound	67,278	Buy	10/12/11	110,178	104,901	(5,277)
Barclays Bank PLC	EU Euro	1,052,419	Buy	10/12/11	1,486,805	1,409,846	(76,959)
Barclays Bank PLC	British Pound	22,407	Buy	10/12/11	35,880	34,937	(943)
Citigroup, Inc.	EU Euro	57,181	Buy	10/12/11	82,193	76,601	(5,592)
Citigroup, Inc.	EU Euro	668,470	Buy	10/12/11	955,384	895,499	(59,885)
Citigroup, Inc.	British Pound	9,216	Buy	10/12/11	15,117	14,369	(748)
Citigroup, Inc.	EU Euro	145,228	Buy	10/12/11	210,280	194,551	(15,729)
Credit Suisse First Boston	EU Euro	58,426	Buy	10/12/11	79,195	78,270	(925)
Credit Suisse First Boston	British Pound	207,863	Buy	10/12/11	325,596	324,102	(1,494)
Credit Suisse First Boston	EU Euro	245,407	Buy	10/12/11	348,458	328,753	(19,705)
Credit Suisse First Boston	EU Euro	550,528	Buy	10/12/11	785,686	737,501	(48,185)
Credit Suisse First Boston	EU Euro	71,105	Buy	10/12/11	102,581	95,255	(7,326)
Credit Suisse First Boston	EU Euro	52,545	Buy	10/12/11	74,555	70,389	(4,166)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	British Pound	128,918	Buy	10/12/11	$210,386	$201,010	$(9,376)
Deutsche Bank AG	British Pound	211,281	Buy	10/12/11	344,531	329,431	(15,100)
Deutsche Bank AG	British Pound	110,577	Buy	10/12/11	179,965	172,414	(7,551)
Deutsche Bank AG	EU Euro	138,756	Buy	10/12/11	198,979	185,881	(13,098)
Goldman Sachs & Co.	British Pound	169,115	Buy	10/12/11	266,992	263,686	(3,306)
Goldman Sachs & Co.	EU Euro	1,915,000	Buy	10/12/11	2,761,091	2,565,380	(195,711)
JPMorgan Chase & Co.	Brazilian Real	7,252,437	Buy	10/04/11	3,934,058	3,853,203	(80,855)
JPMorgan Chase & Co.	British Pound	166,239	Buy	10/12/11	261,984	259,201	(2,783)
JPMorgan Chase & Co.	British Pound	320,549	Buy	10/12/11	510,766	499,803	(10,963)
JPMorgan Chase & Co.	EU Euro	1,040,000	Buy	10/12/11	1,499,370	1,393,209	(106,161)
JPMorgan Chase & Co.	EU Euro	76,281	Buy	10/12/11	109,716	102,188	(7,528)
Merrill Lynch & Co. Inc.	EU Euro	111,812	Buy	10/12/11	158,999	149,785	(9,214)
Merrill Lynch & Co. Inc.	EU Euro	62,969	Buy	10/12/11	90,391	84,355	(6,036)
Merrill Lynch & Co. Inc.	EU Euro	95,490	Buy	10/12/11	136,350	127,921	(8,429)
Merrill Lynch & Co. Inc.	EU Euro	59,042	Buy	10/12/11	85,459	79,094	(6,365)
Merrill Lynch & Co. Inc.	EU Euro	245,154	Buy	10/12/11	351,640	328,415	(23,225)
UBS Warburg LLC	EU Euro	157,558	Buy	10/12/11	225,674	211,069	(14,605)
UBS Warburg LLC	EU Euro	334,995	Buy	10/12/11	479,351	448,767	(30,584)
							$(792,173)

Barclays Bank PLC	EU Euro	109,904	Sell	10/12/11	149,955	147,231	2,724
Barclays Bank PLC	Brazilian Real	4,835,610	Sell	10/04/11	3,009,092	2,569,149	439,943
Barclays Bank PLC	British Pound	137,130	Sell	10/12/11	222,342	213,814	8,528
Barclays Bank PLC	Brazilian Real	4,096,000	Sell	11/03/11	2,541,731	2,160,030	381,701
Barclays Bank PLC	British Pound	384,707	Sell	10/12/11	629,665	599,839	29,826
Barclays Bank PLC	British Pound	86,016	Sell	10/12/11	140,057	134,117	5,940
Barclays Bank PLC	British Pound	8,633,522	Sell	10/12/11	13,776,856	13,461,483	315,373
Barclays Bank PLC	EU Euro	63,741	Sell	10/12/11	91,182	85,389	5,793
Citigroup, Inc.	EU Euro	110,146	Sell	10/12/11	148,155	147,554	601
Citigroup, Inc.	EU Euro	286,264	Sell	10/12/11	405,526	383,486	22,040
Citigroup, Inc.	EU Euro	64,558	Sell	10/12/11	91,763	86,484	5,279
Citigroup, Inc.	EU Euro	164,667	Sell	10/12/11	234,057	220,592	13,465
Citigroup, Inc.	British Pound	7,233	Sell	10/12/11	11,818	11,278	540
Citigroup, Inc.	EU Euro	219,943	Sell	10/12/11	313,970	294,640	19,330
Citigroup, Inc.	EU Euro	163,844	Sell	10/12/11	233,889	219,489	14,400
Citigroup, Inc.	EU Euro	188,210	Sell	10/12/11	265,963	252,130	13,833
Credit Suisse First Boston	EU Euro	106,947	Sell	10/12/11	147,504	143,268	4,236
Credit Suisse First Boston	EU Euro	320,640	Sell	10/12/11	438,965	429,537	9,428
Credit Suisse First Boston	EU Euro	129,265	Sell	10/12/11	184,733	173,166	11,567
Credit Suisse First Boston	British Pound	2,961	Sell	10/12/11	4,824	4,616	208
Credit Suisse First Boston	British Pound	26,240	Sell	10/12/11	42,344	40,914	1,430
Credit Suisse First Boston	EU Euro	706,914	Sell	10/12/11	1,011,679	946,999	64,680
Credit Suisse First Boston	Brazilian Real	3,009,000	Sell	11/04/11	1,858,555	1,586,503	272,052
Deutsche Bank AG	Brazilian Real	3,225,868	Sell	10/04/11	2,000,538	1,713,896	286,642
Deutsche Bank AG	EU Euro	312,862	Sell	10/12/11	449,515	419,117	30,398
Deutsche Bank AG	EU Euro	14,642	Sell	10/12/11	21,141	19,615	1,526

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	144,413	Sell	10/12/11	$204,633	$193,459	$11,174
Deutsche Bank AG	EU Euro	146,029	Sell	10/12/11	209,409	195,624	13,785
Deutsche Bank AG	EU Euro	83,314	Sell	10/12/11	117,069	111,610	5,459
Deutsche Bank AG	British Pound	8,633,522	Sell	10/12/11	13,776,856	13,461,483	315,373
Deutsche Bank AG	EU Euro	3,328,001	Sell	10/12/11	4,764,033	4,458,270	305,763
Deutsche Bank AG	Brazilian Real	3,900,000	Sell	11/04/11	2,407,407	2,056,284	351,123
Goldman Sachs & Co.	EU Euro	29,464	Sell	10/12/11	39,714	39,471	243
Goldman Sachs & Co.	British Pound	41,904	Sell	10/12/11	67,440	65,337	2,103
Goldman Sachs & Co.	EU Euro	103,547	Sell	10/12/11	148,114	138,713	9,401
HSBC	EU Euro	130,400	Sell	10/12/11	186,948	174,687	12,261
HSBC	Brazilian Real	3,868,747	Sell	11/07/11	2,336,906	2,038,660	298,246
JPMorgan Chase & Co.	EU Euro	43,449	Sell	10/12/11	58,975	58,205	770
JPMorgan Chase & Co.	EU Euro	183,015	Sell	10/12/11	247,174	245,172	2,002
JPMorgan Chase & Co.	EU Euro	100,888	Sell	10/12/11	138,563	135,152	3,411
JPMorgan Chase & Co.	EU Euro	399,972	Sell	10/12/11	549,336	535,812	13,524
JPMorgan Chase & Co.	EU Euro	244,978	Sell	10/12/11	342,331	328,178	14,153
JPMorgan Chase & Co.	Brazilian Real	8,064,669	Sell	10/04/11	5,005,070	4,284,741	720,329
JPMorgan Chase & Co.	Brazilian Real	8,855,852	Sell	10/04/11	5,491,661	4,705,095	786,566
JPMorgan Chase & Co.	Brazilian Real	7,252,437	Sell	11/03/11	3,908,616	3,824,581	84,035
JPMorgan Chase & Co.	EU Euro	14,594	Sell	10/12/11	21,145	19,550	1,595
JPMorgan Chase & Co.	EU Euro	9,158	Sell	10/12/11	13,018	12,268	750
JPMorgan Chase & Co.	Brazilian Real	6,044,513	Sell	11/03/11	3,747,373	3,187,581	559,792
JPMorgan Chase & Co.	EU Euro	34,193	Sell	10/12/11	48,366	45,806	2,560
JPMorgan Chase & Co.	EU Euro	56,305	Sell	10/12/11	79,643	75,427	4,216
JPMorgan Chase & Co.	Brazilian Real	1,347,000	Sell	11/04/11	822,043	710,209	111,834
JPMorgan Chase & Co.	Brazilian Real	1,111,000	Sell	11/04/11	679,594	585,778	93,816
Merrill Lynch & Co. Inc.	EU Euro	135,063	Sell	10/12/11	191,357	180,933	10,424
Merrill Lynch & Co. Inc.	EU Euro	54,408	Sell	10/12/11	76,744	72,886	3,858
Merrill Lynch & Co. Inc.	EU Euro	35,047	Sell	10/12/11	50,729	46,951	3,778
Merrill Lynch & Co. Inc.	EU Euro	39,799	Sell	10/12/11	57,087	53,317	3,770
Merrill Lynch & Co. Inc.	EU Euro	7,834	Sell	10/12/11	10,631	10,494	137
Merrill Lynch & Co. Inc.	EU Euro	583,206	Sell	10/12/11	834,935	781,277	53,658
Royal Bank of Scotland	EU Euro	130,944	Sell	10/12/11	187,405	175,416	11,989
UBS Warburg LLC	EU Euro	26,048,145	Sell	12/15/11	35,507,009	34,886,688	620,321
UBS Warburg LLC	EU Euro	747,269	Sell	10/12/11	1,069,282	1,001,060	68,222
							$6,461,924

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		China: 1.6%
7,872,000		Huabao International Holdings Ltd.	$6,405,833	1.6
		Finland: 2.1%
179,003		Kone OYJ	8,513,912	2.1
		France: 2.3%
295,818		Legrand S.A.	9,221,930	2.3
		Ireland: 4.8%
368,765		Accenture PLC	19,426,540	4.8
		Italy: 2.2%
1,217,259		Davide Campari-Milano S.p.A.	8,881,708	2.2
		Sweden: 4.2%
509,271		Swedish Match AB	16,806,594	4.2
		Switzerland: 8.7%
616,534		Nestle S.A.	33,941,863	8.4
24,921		Novartis AG	1,392,130	0.3
			35,333,993	8.7
		United Kingdom: 31.2%
599,216		Admiral Group PLC	11,754,657	2.9
877,416		British American Tobacco PLC	37,049,286	9.2
367,501		Experian Group Ltd.	4,125,455	1.0
721,310		Imperial Tobacco Group PLC	24,342,561	6.0
577,974		Reckitt Benckiser PLC	29,284,909	7.2
637,289		Unilever PLC	19,962,595	4.9
			126,519,463	31.2
		United States: 39.0%
526,586		Dr Pepper Snapple Group, Inc.	20,421,005	5.0
225,319		Herbalife Ltd.	12,077,098	3.0
362,877		Kellogg Co.	19,301,428	4.8
126,515		Kraft Foods, Inc.	4,248,374	1.1
138,671		Mead Johnson Nutrition Co.	9,544,725	2.4
690,045		Microsoft Corp.	17,175,220	4.2
165,660		Moody’s Corp.	5,044,347	1.2
331,575		Philip Morris International, Inc.	20,683,648	5.1
309,470		Procter & Gamble Co.	19,552,315	4.8
355,562		Sara Lee Corp.	5,813,439	1.4
196,399	L	Scotts Miracle-Gro Co.	8,759,395	2.2
177,654		Visa, Inc.	15,228,501	3.8
			157,849,495	39.0
		Total Common Stock
		(Cost $345,156,658)	388,959,468	96.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateral(cc)(1): 3.1%
727,587	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	582,069	0.1
12,050,133		BNY Mellon Overnight Government Fund	12,050,133	3.0
			12,632,202	3.1
		Total Short-Term Investments
		(Cost $12,777,720)	12,632,202	3.1
		Total Investments in Securities (Cost $357,934,378)*	$401,591,670	99.2
		Assets in Excess of Other Liabilities	3,322,249	0.8
		Net Assets	$404,913,919	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $358,674,633.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$50,257,789
		Gross Unrealized Depreciation	(7,340,752)
		Net Unrealized appreciation	$42,917,037

Sector Diversification	Percentage of Net Assets
Consumer Staples	69.7%
Financials	4.1
Health Care	0.3
Industrials	5.4
Information Technology	12.8
Materials	3.8
Short-Term Investments	3.1
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
China	$—	$6,405,833	$—	$6,405,833
Finland	—	8,513,912	—	8,513,912
France	—	9,221,930	—	9,221,930
Ireland	19,426,540	—	—	19,426,540
Italy	—	8,881,708	—	8,881,708
Sweden	—	16,806,594	—	16,806,594
Switzerland	—	35,333,993	—	35,333,993
United Kingdom	—	126,519,463	—	126,519,463
United States	157,849,495	—	—	157,849,495
Total Common Stock	177,276,035	211,683,433	—	388,959,468
Short-Term Investments	12,050,133	—	582,069	12,632,202
Total Investments, at value	$189,326,168	$211,683,433	$582,069	$401,591,670

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069
Total Investments, at value	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.8%
7,749		iShares Barclays TIPS Bond Fund	$885,711	1.8
		Total Exchange-Traded Funds
		(Cost $824,146)	885,711	1.8
MUTUAL FUNDS: 92.6%
200,087	@	Oppenheimer Capital Appreciation Fund	7,239,146	14.6
366,971		Oppenheimer Commodity Strategy Total Return Fund	1,207,335	2.4
663,746	@	Oppenheimer Core Bond Fund	5,144,030	10.3
69,789		Oppenheimer Developing Markets Fund	1,988,302	4.0
4,679	@	Oppenheimer Discovery Fund	261,222	0.5
12,989		Oppenheimer Gold & Special Minerals Fund	519,673	1.0
550,112	@	Oppenheimer High Income Fund	1,001,204	2.0
433,049		Oppenheimer International Bond Fund	2,723,880	5.5
252,927		Oppenheimer International Growth Fund	6,237,184	12.6
24,476		Oppenheimer International Small Company Fund	477,032	1.0
353,859		Oppenheimer Limited-Term Government Fund	3,297,969	6.6
150,215	@	Oppenheimer Main Street Small Cap Fund	2,238,206	4.5
47,192	@	Oppenheimer Master Event-Linked Bond Fund	528,789	1.1
195,222		Oppenheimer Quest International Value Fund	2,565,218	5.2
44,024		Oppenheimer Real Estate Fund	776,575	1.6
472,964		Oppenheimer Value Fund	9,142,396	18.4
43,591	@	Oppenheimer Rising Dividend Fund	629,890	1.3
		Total Mutual Funds
		(Cost $42,727,772)	45,978,051	92.6
		Total Long-Term Investments
		(Cost $43,551,918)	46,863,762	94.4
SHORT-TERM INVESTMENTS: 3.9%
		Mutual Funds: 3.9%
1,949,143		Oppenheimer Institutional Money Market Fund
		(Cost $1,949,142)	1,949,143	3.9
		Total Short-Term Investments
		(Cost $1,949,142)	1,949,143	3.9
		Total Investments in Securities (Cost $45,501,060)*	$48,812,905	98.3
		Assets in Excess of Other Liabilities	867,911	1.7
		Net Assets	$49,680,816	100 .0

	@	Non-income producing security

		Cost for federal income tax purposes is $47,166,570.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,754,249
		Gross Unrealized Depreciation	(2,107,914)
		Net Unrealized appreciation	$1,646,335

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$885,711	$—	$—	$885,711
Mutual Funds	45,978,051	—	—	45,978,051
Short-Term Investments	1,949,143	93,352	—	2,042,495
Total Investments, at value	$48,812,905	$93,352	$—	$48,906,257

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.8%
			Consumer Discretionary: 18.6%
	2,325,000		Affinion Group, Inc., 7.875%, 12/15/18	$1,801,875	0.2
	1,500,000	#	Allison Transmission, Inc., 11.000%, 11/01/15	1,560,000	0.2
	600,000	#	AMC Networks, Inc., 7.750%, 07/15/21	618,000	0.1
	2,000,000	#	Ameristar Casinos, Inc., 7.500%, 04/15/21	1,945,000	0.2
	2,000,000		ArvinMeritor, Inc., 8.125%, 09/15/15	1,780,000	0.2
	1,628,000		ArvinMeritor, Inc., 8.750%, 03/01/12	1,632,070	0.2
	1,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 04/30/18	1,533,750	0.2
	900,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	940,500	0.1
	2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,375,000	0.3
	500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	502,500	0.1
	1,000,000	L	Cinemark USA, Inc., 7.375%, 06/15/21	950,000	0.1
	1,000,000	#	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	945,000	0.1
	1,500,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,530,000	0.2
	2,750,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	2,825,625	0.4
	750,000	#	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	690,000	0.1
EUR	1,750,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	2,186,298	0.3
EUR	500,000		Conti-Gummi Finance BV, 7.500%, 09/15/17	633,867	0.1
EUR	375,000		Conti-Gummi Finance BV, 8.500%, 07/15/15	516,221	0.1
	2,000,000		Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,050,000	0.3
	2,000,000		CSC Holdings, Inc., 7.625%, 07/15/18	2,100,000	0.3
	3,000,000	L	CSC Holdings, Inc., 7.875%, 02/15/18	3,165,000	0.4
	500,000		CSC Holdings, Inc., 8.500%, 06/15/15	528,750	0.1
	4,550,000		CSC Holdings, Inc., 8.625%, 02/15/19	5,016,375	0.6
	1,500,000		DISH DBS Corp., 6.625%, 10/01/14	1,524,375	0.2
	2,400,000		DISH DBS Corp., 7.875%, 09/01/19	2,460,000	0.3
	2,000,000	#	DISH DBS Corp., 6.750%, 06/01/21	1,920,000	0.2
	7,150,000		DISH DBS Corp., 7.125%, 02/01/16	7,275,125	0.9
	2,000,000		Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,100,000	0.3
	1,000,000	#	Eldorado Resorts LLC / Eldorado Capital Corp., 8.625%, 06/15/19	857,500	0.1
	2,000,000		Entravision Communications Corp., 8.750%, 08/01/17	1,885,000	0.2
	1,500,000		Exide Technologies, 8.625%, 02/01/18	1,402,500	0.2
	1,750,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,789,375	0.2
	2,000,000		Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/18	1,200,000	0.1
	2,250,000		Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	2,280,938	0.3
	806,853		Harrah’s Operating Co., Inc., 3.253%, 01/28/15	679,522	0.1
	750,000	#	Hyva Global BV, 8.625%, 03/24/16	600,000	0.1
	500,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	457,500	0.1
	750,000		Inergy L.P./Inergy Finance Corp., 7.000%, 10/01/18	708,750	0.1
	750,000	#	inVentiv Health, Inc., 10.000%, 08/15/18	663,750	0.1
	250,000	#, L	Jaguar Land Rover PLC, 7.750%, 05/15/18	223,750	0.0
	500,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	442,500	0.1
	1,000,000		Jarden Corp., 7.500%, 01/15/20	1,016,250	0.1
	1,000,000		Jarden Corp., 8.000%, 05/01/16	1,061,250	0.1
EUR	1,000,000		Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, 7.500%, 03/15/19	1,292,855	0.2
	750,000	#	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, 7.500%, 03/15/19	733,125	0.1

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Discretionary (continued)
	2,000,000		Lamar Media Corp., 7.875%, 04/15/18	$2,010,000	0.2
	550,000		Lear Corp., 7.875%, 03/15/18	569,250	0.1
	325,000		Limited Brands, Inc., 7.000%, 05/01/20	342,875	0.0
	1,000,000		LIN Television Corp., 6.500%, 05/15/13	980,000	0.1
	1,000,000		LIN Television Corp., 8.375%, 04/15/18	1,015,000	0.1
	324,039		Local Insight Regatta Holdings, Inc., 6.250%, 04/23/15	43,205	0.0
	850,000		Ltd. Brands, Inc., 6.625%, 04/01/21	860,625	0.1
	300,000	L	Marina District Finance Co., Inc., 9.500%, 10/15/15	272,250	0.0
	750,000	L	Marina District Finance Co., Inc., 9.875%, 08/15/18	630,000	0.1
	875,000		McClatchy Co., 11.500%, 02/15/17	763,438	0.1
	1,000,000		MGM Resorts International, 9.000%, 03/15/20	1,043,750	0.1
	1,000,000		MGM Mirage, 7.625%, 01/15/17	862,500	0.1
	1,900,000		MGM Resorts International, 10.375%, 05/15/14	2,082,875	0.3
	2,000,000	#, L	MGM Resorts International, 10.000%, 11/01/16	1,900,000	0.2
	2,275,000		MGM Resorts International, 11.125%, 11/15/17	2,508,188	0.3
	2,500,000		Michael Foods, Inc., 9.750%, 07/15/18	2,593,750	0.3
	1,750,000		Michaels Stores, Inc., 7.750%, 11/01/18	1,645,000	0.2
EUR	1,250,000		Musketeer GmbH, 9.500%, 03/15/21	1,511,401	0.2
EUR	400,000		Nara Cable Funding Ltd., 8.875%, 12/01/18	435,418	0.0
	300,000		Albertson’s, Inc., 6.570%, 02/23/28	226,125	0.0
	1,750,000		Albertson’s, Inc., 7.750%, 06/15/26	1,443,750	0.2
	3,000,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,075,000	0.4
	1,302,000		Nielsen Finance LLC/Nielsen Finance Co., 11.500%, 05/01/16	1,484,280	0.2
	1,250,000		NPC International, Inc., 9.500%, 05/01/14	1,234,375	0.2
	200,000		Oshkosh Corp., 8.250%, 03/01/17	195,000	0.0
	200,000		Oshkosh Corp., 8.500%, 03/01/20	195,000	0.0
	1,250,000	#, L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	1,256,250	0.2
	1,500,000		Phillips-Van Heusen Corp., 7.375%, 05/15/20	1,571,250	0.2
	1,500,000	#	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,151,250	0.1
	1,000,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	925,000	0.1
	550,000	#	Production Resource Group, Inc., 8.875%, 05/01/19	499,125	0.1
	1,000,000		Quebecor Media, Inc., 7.750%, 03/15/16	1,002,500	0.1
	3,050,000		Quebecor Media, Inc., 7.750%, 03/15/16	3,065,250	0.4
	2,250,000		Quintiles Transnational Corp., 5.000%, 05/10/18	2,128,124	0.3
	1,500,000	#	QVC, Inc., 7.375%, 10/15/20	1,605,000	0.2
	1,500,000	#	QVC, Inc., 7.500%, 10/01/19	1,605,000	0.2
	2,000,000		Regal Entertainment Group, 9.125%, 08/15/18	1,990,000	0.2
	2,000,000	#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	1,710,000	0.2
	1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	970,000	0.1
	750,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	663,750	0.1
	500,000	#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	452,500	0.1
	2,500,000	#	Reynolds Group Issuer, Inc., 7.125%, 04/15/19	2,337,500	0.3
	1,500,000		Roadhouse Financing, Inc., 10.750%, 10/15/17	1,398,750	0.2
	1,000,000		Sally Holdings, LLC, 9.250%, 11/15/14	1,025,000	0.1
	500,000		Sally Holdings, LLC, 10.500%, 11/15/16	518,750	0.1
	750,000		Scientific Games Corp., 8.125%, 09/15/18	740,625	0.1
	5,260,000	±, X	SemGroup Corp. Escrow	—	—
	675,000	#	Seneca Gaming Corp., 8.250%, 12/01/18	653,062	0.1
	2,500,000		Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	2,675,000	0.3
	300,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	301,500	0.0
	550,000		Tenneco, Inc., 8.125%, 11/15/15	563,750	0.1
	750,000		Tenneco, Inc., 7.750%, 08/15/18	757,500	0.1
	750,000	L	Travelport LLC, 9.875%, 09/01/14	495,000	0.1
	1,650,000	L	Travelport, LLC, 11.875%, 09/01/16	660,000	0.1
	3,530,000	#	TRW Automotive, Inc., 7.250%, 03/15/17	3,724,150	0.5
	3,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	3,298,750	0.4

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Discretionary (continued)
	2,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	$1,790,000	0.2
	2,000,000		Visant Corp., 10.000%, 10/01/17	1,860,000	0.2
	1,500,000		WMG Acquisition Corp., 9.500%, 06/15/16	1,526,250	0.2
	1,200,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	1,266,000	0.2
EUR	1,000,000		Ziggo Bond Co. BV, 8.000%, 05/15/18	1,292,855	0.2
				147,802,392	18.6
			Consumer Staples: 3.5%
	1,500,000		Alliance One International, Inc., 10.000%, 07/15/16	1,245,000	0.2
	1,100,000		American Stores Co., 8.000%, 06/01/26	940,500	0.1
	2,000,000	#	Blue Merger Sub, Inc., 7.625%, 02/15/19	1,700,000	0.2
	1,250,000	#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,093,750	0.1
	1,500,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,417,500	0.2
	2,000,000	&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	1,835,000	0.2
	1,250,000	#	CDRT Merger Sub, Inc., 8.125%, 06/01/19	1,162,500	0.2
	2,000,000		Central Garden and Pet Co., 8.250%, 03/01/18	1,920,000	0.2
	1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,055,000	0.1
	1,000,000		Cott Beverages, Inc., 8.125%, 09/01/18	1,025,000	0.1
	1,750,000		Diversey, Inc., 8.250%, 11/15/19	2,095,625	0.3
	1,500,000	L	Hertz Corp./The, 6.750%, 04/15/19	1,368,750	0.2
	2,500,000		Hertz Corp./The, 7.375%, 01/15/21	2,296,875	0.3
	1,050,000	#	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,013,250	0.1
	500,000		PHH Corp., 9.250%, 03/01/16	516,250	0.1
	1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	795,000	0.1
	250,000		Scotts Miracle-Gro Co., 7.250%, 01/15/18	255,000	0.0
	750,000	#	Simmons Foods, Inc., 10.500%, 11/01/17	652,500	0.1
	2,000,000		Smithfield Foods, Inc., 7.750%, 07/01/17	2,065,000	0.3
	1,000,000		TreeHouse Foods, Inc., 7.750%, 03/01/18	1,037,500	0.1
	2,500,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	2,306,250	0.3
				27,796,250	3.5
			Energy: 10.5%
	1,500,000		Arch Coal, Inc., 7.250%, 10/01/20	1,447,500	0.2
	1,250,000	#	Arch Coal, Inc., 7.250%, 06/15/21	1,209,375	0.2
	1,250,000	#	Arch Coal, Inc., 7.000%, 06/15/19	1,193,750	0.2
	1,125,000		Berry Petroleum Co., 6.750%, 11/01/20	1,077,188	0.1
	1,000,000	#	Calpine Corp., 7.875%, 01/15/23	970,000	0.1
	600,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	561,000	0.1
	500,000		Chesapeake Energy Corp., 6.625%, 08/15/20	517,500	0.1
	1,425,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,524,750	0.2
	4,500,000		Chesapeake Energy Corp., 9.500%, 02/15/15	5,096,250	0.6
	710,000		Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	702,900	0.1
	100,000		Cie Generale de Geophysique-Veritas, 9.500%, 05/15/16	103,000	0.0
	1,250,000	#	Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	1,131,250	0.1
	276,000	#	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, 04/01/15	291,180	0.0
	1,000,000		Colorado Interstate Gas Co., 6.850%, 06/15/37	1,169,247	0.2
	2,100,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,079,000	0.3
	1,750,000		Consol Energy, Inc., 8.250%, 04/01/20	1,850,625	0.2
	3,000,000		Consol Energy, Inc., 8.000%, 04/01/17	3,150,000	0.4
	275,000		Continental Resources, Inc., 7.375%, 10/01/20	286,000	0.0
	50,000		Continental Resources, Inc., 8.250%, 10/01/19	53,750	0.0
	1,500,000		Continental Resources, Inc./OK, 7.125%, 04/01/21	1,522,500	0.2
	700,000		Covanta Holding Corp., 7.250%, 12/01/20	703,033	0.1
	1,500,000		Denbury Resources, Inc., 8.250%, 02/15/20	1,582,500	0.2
	1,000,000		Denbury Resources, Inc., 9.750%, 03/01/16	1,085,000	0.1
	150,000		El Paso Corp., 8.050%, 10/15/30	176,251	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
	500,000		El Paso Natural Gas Co., 5.950%, 04/15/17	$565,370	0.1
	625,000		El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	691,964	0.1
	1,850,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,910,125	0.2
	4,500,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	4,667,715	0.6
	2,000,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	1,750,000	0.2
	700,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	654,500	0.1
	750,000		Forest Oil Corp., 7.250%, 06/15/19	742,500	0.1
	1,500,000		Forest Oil Corp., 8.500%, 02/15/14	1,593,750	0.2
	4,000,000		Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	4,030,000	0.5
	2,050,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,121,750	0.3
	600,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	612,000	0.1
	1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,086,750	0.1
	2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,340,000	0.3
	2,000,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	1,770,000	0.2
	3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	2,955,000	0.4
	2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	1,810,000	0.2
	500,000		Peabody Energy Corp., 6.500%, 09/15/20	528,125	0.1
	3,500,000		Petrohawk Energy Corp., 7.250%, 08/15/18	4,016,250	0.5
	1,500,000		PetroHawk Energy Corp., 10.500%, 08/01/14	1,691,250	0.2
	1,000,000		Plains Exploration & Production Co., 7.000%, 03/15/17	1,005,000	0.1
	1,750,000		Plains Exploration & Production Co., 7.625%, 04/01/20	1,806,875	0.2
	50,000		Plains Exploration & Production Co., 7.750%, 06/15/15	51,750	0.0
	1,500,000		Plains Exploration & Production Co., 6.625%, 05/01/21	1,479,375	0.2
	750,000		Precision Drilling Corp., 6.625%, 11/15/20	735,000	0.1
	1,000,000		Quicksilver Resources, Inc., 11.750%, 01/01/16	1,085,000	0.1
	1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,070,000	0.1
	1,000,000		Range Resources Corp., 5.750%, 06/01/21	1,042,500	0.1
	1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,526,625	0.2
	4,000,000	#	SandRidge Energy, Inc., 7.500%, 03/15/21	3,700,000	0.5
	4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,424,132	0.6
	338,000		Thermon Industries, Inc., 9.500%, 05/01/17	353,210	0.0
	600,000		Whiting Petroleum Corp., 6.500%, 10/01/18	606,000	0.1
				83,906,065	10.5
			Financials: 15.2%
	2,626,759		AES Ironwood, LLC, 8.857%, 11/30/25	2,698,995	0.3
	702,741		AES Red Oak, LLC, 8.540%, 11/30/19	723,823	0.1
	3,000,000		Ally Financial, Inc., 8.000%, 11/01/31	2,748,147	0.4
	2,500,000		Ally Financial, Inc., 7.500%, 12/31/13	2,543,750	0.3
	1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,363,125	0.2
	2,500,000		Ally Financial, Inc., 8.300%, 02/12/15	2,478,125	0.3
	2,000,000	Z	Ally Financial, Inc., 06/15/15	1,435,000	0.2
	1,000,000		American General Finance Corp., 4.875%, 07/15/12	937,500	0.1
	4,000,000		American International Group, Inc., 8.175%, 05/15/58	3,545,000	0.5
	325,000		American International Group, Inc., 0.360%, 10/18/11	324,814	0.0
GBP	1,000,000		American International Group, Inc., 8.625%, 05/22/38	1,309,901	0.2
	500,000		BAC Capital Trust VI, 5.625%, 03/08/35	359,282	0.1
	2,750,000		BAC Capital Trust VII	2,573,019	0.3
	450,000	#	Barclays Bank PLC, 7.434%, 09/29/49	371,250	0.1
GBP	2,000,000		Barclays Bank PLC, 14.000%, 11/29/49	3,291,905	0.4
	723,653		CIT Group, Inc., 7.000%, 05/01/14	739,030	0.1
	6,249,632		CIT Group, Inc., 7.000%, 05/01/15	6,210,572	0.8
	5,000,387		CIT Group, Inc., 7.000%, 05/01/16	4,856,626	0.6
	2,611,142		CIT Group, Inc., 7.000%, 05/01/17	2,536,072	0.3
	925,000		Citigroup Capital XXI, 8.300%, 12/21/57	908,813	0.1
	1,150,000		Credit Agricole S.A., 9.750%, 06/29/49	989,000	0.1

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
	350,000		E*Trade Financial Corp., 6.750%, 06/01/16	$350,875	0.1
	1,000,000		Ford Motor Credit Co., LLC, 5.625%, 09/15/15	1,008,943	0.1
	2,000,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	2,086,648	0.3
	4,475,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,749,053	0.6
	1,000,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,083,183	0.1
	9,325,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	10,205,364	1.3
	1,000,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,139,527	0.2
	1,600,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	1,932,000	0.2
	1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,526,250	0.2
EUR	1,500,000		GMAC International Finance BV, 7.500%, 04/21/15	1,833,778	0.2
EUR	1,000,000		HBOS PLC, 2.212%, 03/29/16	1,019,008	0.1
	2,500,000		Host Hotels & Resorts, Inc., 6.000%, 11/01/20	2,443,750	0.3
	1,000,000		International Lease Finance Corp., 5.875%, 05/01/13	970,000	0.1
	750,000		International Lease Finance Corp., 6.250%, 05/15/19	653,560	0.1
	1,250,000	#	International Lease Finance Corp., 6.750%, 09/01/16	1,259,375	0.2
	2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,269,687	0.3
	1,000,000		International Lease Finance Corp., 8.625%, 09/15/15	996,250	0.1
	2,300,000		International Lease Finance Corp., 8.750%, 03/15/17	2,317,250	0.3
EUR	800,000		Intesa Sanpaolo S.p.A., 8.047%, 06/29/49	710,066	0.1
	1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	982,500	0.1
EUR	1,150,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,039,978	0.1
GBP	550,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	630,390	0.1
	3,350,000	#	LBG Capital No.1 PLC, 7.875%, 11/01/20	2,462,250	0.3
	500,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	337,500	0.0
	2,750,000	±	Lehman Brothers Holdings, Inc., 6.750%, 12/28/17	4,125	0.0
	1,550,000	±	Lehman Brothers Holdings, Inc., 7.500%, 05/11/38	2,325	0.0
	499,200	#, ±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	63,468	0.0
	2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,031,900	0.3
	4,498,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18	4,632,940	0.6
	4,000,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	3,920,000	0.5
	750,000	#	QBE Capital Funding III Ltd.., 7.250%, 05/24/41	679,922	0.1
EUR	500,000		RBS Capital Trust A, 6.467%, 12/29/49	311,826	0.0
	3,250,000		Regions Financial Corp., 7.750%, 11/10/14	3,274,375	0.4
	3,700,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.000%, 05/15/18	3,145,000	0.4
	1,000,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 8.750%, 10/15/16	1,007,500	0.1
EUR	1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, 12/15/16	1,038,303	0.1
	1,750,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	1,120,000	0.1
	3,100,000		Royal Bank of Scotland Group PLC, 7.640%, 03/31/49	1,503,500	0.2
	275,000		SLM Corp., 0.553%, 01/27/14	252,567	0.0
EUR	500,000		SLM Corp., 1.785%, 11/15/11	669,520	0.1
	2,075,000		SLM Corp., 8.450%, 06/15/18	2,163,187	0.3
	750,000		SLM Corp., 8.000%, 03/25/20	742,273	0.1
	275,000		Smurfit Kappa Funding PLC, 7.750%, 04/01/15	265,375	0.0
	375,000	#	Societe Generale, 5.922%, 12/31/49	220,172	0.0
	2,500,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,812,500	0.2
GBP	200,000		Towergate Finance PLC, 8.500%, 02/15/18	266,658	0.0
GBP	300,000		Towergate Finance PLC, 10.500%, 02/15/19	381,275	0.1
	970,000		UBS Preferred Funding Trust V, 6.243%, 05/29/49	729,925	0.1
EUR	1,500,000		UPCB Finance Ltd., 7.625%, 01/15/20	1,878,994	0.2
	2,000,000		Vodafone Bank, 6.880%, 08/11/15	1,978,334	0.3
				121,046,898	15.2
			Health Care: 8.8%
	1,800,000		Alere, Inc., 8.625%, 10/01/18	1,638,000	0.2

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Health Care (continued)
	450,000		American Renal Holdings, 8.375%, 05/15/18	$454,500	0.1
	2,000,000		Bausch & Lomb, Inc., 9.875%, 11/01/15	2,015,000	0.2
	2,000,000	&	Biomet, Inc., 10.375%, 10/15/17	2,060,000	0.3
	8,000,000		Biomet, Inc., 11.625%, 10/15/17	8,340,000	1.0
	4,000,000		Community Health Systems, Inc., 8.875%, 07/15/15	3,940,000	0.5
	320,384		CHS/Community Health Systems, Inc., 3.820%, 01/25/17	295,287	0.0
	89		Community Health Systems, Inc. - Term B, 2.470%, 07/25/14	83	0.0
	1,219		Community Health Systems, Inc. - Term B, 2.470%, 07/25/14	1,144	0.0
	809		Community Health Systems, Inc. - Term B, 3.720%, 01/25/17	746	0.0
	636,660		Community Health Systems, Inc. - TL B, 2.570%, 07/25/14	597,311	0.1
	34,563		Community Health Systems, Inc. - TL DD, 2.570%, 07/25/14	32,427	0.0
	2,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	1,770,000	0.2
	1,025,000		DaVita, Inc., 6.375%, 11/01/18	986,562	0.1
	2,000,000		DaVita, Inc., 6.625%, 11/01/20	1,930,000	0.2
	4,000,000	#	DJO Finance LLC / DJO Finance Corp., 7.750%, 04/15/18	3,440,000	0.4
	500,000	#	Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	504,375	0.1
	1,250,000	#	Giant Funding Corp., 8.250%, 02/01/18	1,256,250	0.2
	1,500,000	#	HCA Holdings, Inc., 7.750%, 05/15/21	1,413,750	0.2
	500,000		HCA, Inc., 7.875%, 02/15/20	520,000	0.1
	3,750,000		HCA, Inc., 6.500%, 02/15/20	3,675,000	0.5
	2,650,000		HCA, Inc., 7.250%, 09/15/20	2,689,750	0.3
	3,500,000		HCA, Inc., 7.500%, 02/15/22	3,237,500	0.4
	3,500,000		HCA, Inc., 8.500%, 04/15/19	3,727,500	0.5
	1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	995,000	0.1
	875,000	#	Mylan, Inc./PA, 7.625%, 07/15/17	914,375	0.1
	2,000,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	2,100,000	0.3
	2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,057,500	0.3
	1,250,000	#	STHI Holding Corp., 8.000%, 03/15/18	1,212,500	0.1
	2,020,000		Tenet Healthcare Corp., 10.000%, 05/01/18	2,196,750	0.3
	1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	912,500	0.1
	1,000,000	L	Universal Health Services, Inc., 7.000%, 10/01/18	981,250	0.1
	525,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	486,281	0.1
	2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	1,956,500	0.2
	500,000	#	Valeant Pharmaceuticals International, 6.500%, 07/15/16	467,500	0.1
	3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	2,670,000	0.3
	500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	441,250	0.1
	3,500,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,228,750	0.4
	5,000,000	#	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, 09/15/18	4,800,000	0.6
				69,945,341	8.8
			Industrials: 7.6%
	1,000,000	#	Aguila 3 SA, 7.875%, 01/31/18	915,000	0.1
	100,000		American Airlines Pass-Through Trust, 7.858%, 10/01/11	100,008	0.0
	750,000		American Tire Distributors, Inc., 9.750%, 06/01/17	746,250	0.1
	1,500,000	#	AMGH Merger Sub, Inc., 9.250%, 11/01/18	1,507,500	0.2
	500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	520,000	0.1
	2,000,000	L	Associated Materials LLC, 9.125%, 11/01/17	1,630,000	0.2
	2,000,000	#	Aviation Capital, 7.125%, 10/15/20	1,985,534	0.3
	1,500,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,571,250	0.2
	2,000,000		Berry Plastics Corp., 9.750%, 01/15/21	1,710,000	0.2
EUR	1,400,000		Bombardier, Inc., 6.125%, 05/15/21	1,706,837	0.2
	1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,484,000	0.2
	1,125,000	#	Building Materials Corp. of America, 6.875%, 08/15/18	1,096,875	0.1
	1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,002,500	0.1

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Industrials (continued)
	375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	$376,875	0.1
	1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	752,000	0.1
	750,000	#	Calcipar SA, 6.875%, 05/01/18	652,500	0.1
	2,500,000	#	Calpine Corp., 7.500%, 02/15/21	2,400,000	0.3
	1,000,000		Celanese US Holdings LLC, 5.875%, 06/15/21	986,250	0.1
	1,000,000		Celanese US Holdings LLC, 6.625%, 10/15/18	1,038,750	0.1
	1,250,000	#, L	Cemex SAB de CV, 9.000%, 01/11/18	859,375	0.1
	750,000		CF Industries, Inc., 6.875%, 05/01/18	839,062	0.1
	700,000		Chart Industries, Inc., 9.125%, 10/15/15	721,294	0.1
	1,750,000	#	CMA CGM SA, 8.500%, 04/15/17	717,500	0.1
	304,868		Continental Airlines, Inc., 6.920%, 04/02/13	304,045	0.1
	119,666		Continental Airlines, Inc., 7.373%, 12/15/15	117,273	0.0
	1,000,000		Corrections Corp. of America, 7.750%, 06/01/17	1,061,250	0.1
	2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,065,000	0.3
	750,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	731,250	0.1
EUR	400,000		Grohe Holding GmbH, 5.528%, 09/15/17	484,988	0.1
	850,000	#	Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	794,750	0.1
	1,750,000		Interactive Data Corp., 10.250%, 08/01/18	1,876,875	0.2
	2,950,000	#	LBI Escrow Corp., 8.000%, 11/01/17	3,193,375	0.4
	2,050,000		Manitowoc Co., Inc., 8.500%, 11/01/20	1,865,500	0.2
	2,000,000	#, L	Masonite International Corp., 8.250%, 04/15/21	1,815,000	0.2
	1,250,000	#	Polymer Group, Inc., 7.750%, 02/01/19	1,253,125	0.2
	1,000,000		Polypore International, Inc., 7.500%, 11/15/17	1,010,000	0.1
	5,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	4,812,500	0.6
	750,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, 08/01/16	768,750	0.1
	1,000,000	#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 8.625%, 12/01/17	947,500	0.1
	1,000,000		SPX Corp., 6.875%, 09/01/17	1,030,000	0.1
	5,500,000		TransDigm, Inc., 7.750%, 12/15/18	5,623,750	0.7
	90,912		UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16	98,185	0.0
	2,134,421		United Airlines, Inc., 9.750%, 01/15/17	2,337,191	0.3
	2,250,000	&	VWR Funding, Inc., 10.250%, 07/15/15	2,238,750	0.3
	500,000	#	WCA Waste Corp., 7.500%, 06/15/19	477,500	0.1
				60,225,917	7.6
			Information Technology: 3.2%
	2,000,000		Advanced Micro Devices, Inc., 7.750%, 08/01/20	1,970,000	0.2
	1,250,000	#	Audatex North America, Inc., 6.750%, 06/15/18	1,246,875	0.2
	250,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	255,625	0.0
	1,250,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,282,813	0.2
	2,500,000		Crown Castle International Corp., 7.125%, 11/01/19	2,587,500	0.3
	1,250,000		Fidelity National Information Services, Inc., 7.625%, 07/15/17	1,306,250	0.2
	1,762,369		First Data Corp., 2.985%, 09/24/14	1,546,846	0.2
	1,500,000	#, L	First Data Corp., 8.250%, 01/15/21	1,192,500	0.2
	76,000	L	First Data Corp., 9.875%, 09/24/15	64,030	0.0
	337,000	#	First Data Corp., 12.625%, 01/15/21	251,065	0.0
	2,000,000	#	Insight.com, 9.375%, 07/15/18	2,250,000	0.3
	775,000		Mantech International Corp., 7.250%, 04/15/18	771,125	0.1
	1,175,000	L	NXP BV/NXP Funding, LLC, 2.999%, 10/15/13	1,141,219	0.1
	1,500,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,432,500	0.2
	500,000		SunGard Data Systems, Inc., 10.625%, 05/15/15	523,750	0.1
	1,800,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	1,683,000	0.2
	2,000,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	1,870,000	0.2
EUR	1,000,000		UPC Holding BV, 8.000%, 11/01/16	1,259,361	0.2
EUR	2,250,000		UPC Holding BV, 8.375%, 08/15/20	2,607,481	0.3
				25,241,940	3.2
			Materials: 10.0%
	3,000,000	#	Aleris International, Inc., 7.625%, 02/15/18	2,707,500	0.3
	750,000	#, &	ARD Finance SA, 11.125%, 06/01/18	611,250	0.1
EUR	1,250,000		Ardagh Packaging Finance Plc, 7.375%, 10/15/17	1,567,922	0.2

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials (continued)
EUR	300,000		Ardagh Packaging Finance Plc, 9.250%, 10/15/20	$315,008	0.0
	1,000,000		Berry Plastics Corp., 4.999%, 02/15/15	930,000	0.1
	2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	1,905,000	0.2
	1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,605,000	0.2
	2,000,000		CF Industries, Inc., 7.125%, 05/01/20	2,282,500	0.3
	1,000,000		Chemtura Corp., 7.875%, 09/01/18	985,000	0.1
EUR	225,000		Crown European Holdings SA, 7.125%, 08/15/18	293,907	0.0
	1,196,000	#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	1,136,200	0.1
	3,615,000		Georgia-Pacific Corp., 7.375%, 12/01/25	4,049,599	0.5
	8,000,000		Georgia-Pacific Corp., 8.000%, 01/15/24	9,425,632	1.2
	550,000	#	Georgia-Pacific Corp., 8.250%, 05/01/16	608,298	0.1
	750,000		Graham Packaging Co. L.P. / GPC Capital Corp. I, 8.250%, 10/01/18	757,500	0.1
	2,500,000		Graphic Packaging International Corp., 7.875%, 10/01/18	2,575,000	0.3
	500,000		Griffon Corp., 7.125%, 04/01/18	443,750	0.1
	4,500,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,735,000	0.5
	2,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,475,000	0.2
	1,250,000	L	Huntsman International LLC, 8.625%, 03/15/21	1,203,125	0.1
EUR	500,000		Ineos Finance PLC, 9.250%, 05/15/15	626,331	0.1
	1,000,000	#	Ineos Finance PLC, 9.000%, 05/15/15	955,000	0.1
	2,750,000	#, L	Ineos Group Holdings PLC, 8.500%, 02/15/16	2,048,750	0.3
	1,750,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,592,500	0.2
	4,125,000		Lyondell Chemical Co., 11.000%, 05/01/18	4,475,625	0.6
	700,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	483,000	0.1
	725,000		Mueller Water Products, Inc., 8.750%, 09/01/20	717,750	0.1
	1,250,000	#	Nalco Co., 6.625%, 01/15/19	1,375,000	0.2
	3,250,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,233,750	0.4
EUR	950,000		OXEA Finance/Cy SCA, 9.625%, 07/15/17	1,215,485	0.1
	1,300,000	#	OXEA Finance, 9.500%, 07/15/17	1,270,750	0.2
	750,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	738,750	0.1
EUR	1,000,000		Pregis Corp., 6.605%, 04/15/13	1,212,470	0.1
	900,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	904,500	0.1
EUR	36,811		Rhodia S.A., 4.355%, 10/15/13	49,441	0.0
	1,950,000	#	Rhodia S.A., 6.875%, 09/15/20	2,252,250	0.3
	1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,771,875	0.2
	750,000	#	Sealed Air Corp., 8.375%, 09/15/21	759,375	0.1
	4,050,000		Sealed Air Corp. - BL, 03/31/20	4,005,991	0.5
	700,000		Sealed Air Corp. - BL, 03/31/22	692,393	0.1
	500,000		Smurfit Capital Funding PLC, 7.500%, 11/20/25	457,500	0.1
	200,000		Steel Dynamics, Inc., 7.750%, 04/15/16	198,000	0.0
	250,000		Steel Dynamics, Inc., 7.625%, 03/15/20	250,937	0.0
EUR	1,000,000		Styrolution GmbH, 7.625%, 05/15/16	978,015	0.1
	1,250,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,268,750	0.2
	4,000,000		Teck Resources Ltd., 10.750%, 05/15/19	4,976,788	0.6
	359,000		Teck Resources Ltd., 10.250%, 05/15/16	422,437	0.1
	5,252		Texas Comp Electric Holdings LLC, 4.772%, 10/10/17	3,537	0.0
	1,050,000	#	USG Corp., 8.375%, 10/15/18	882,000	0.1
	1,000,000	#, L	Vertellus Specialties, Inc., 9.375%, 10/01/15	877,500	0.1
EUR	600,000		Xefin Lux SCA, 8.000%, 06/01/18	716,429	0.1
				80,025,070	10.0
			Telecommunication Services: 6.9%
	2,000,000	#	Avaya, Inc., 7.000%, 04/01/19	1,710,000	0.2
	50,000		Crown Castle International Corp., 9.000%, 01/15/15	53,250	0.0
	4,750,000	#	Digicel Ltd., 8.250%, 09/01/17	4,512,500	0.6
	600,000	#	EH Holding Corp., 6.500%, 06/15/19	580,500	0.1
	750,000	#	EH Holding Corp., 7.625%, 06/15/21	725,625	0.1
	2,000,000		Frontier Communications Co., 9.000%, 08/15/31	1,715,000	0.2
	1,225,000		Frontier Communications Corp., 7.000%, 11/01/25	1,059,625	0.1
	1,950,000		Frontier Communications Corp., 7.125%, 03/15/19	1,867,125	0.2

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Telecommunication Services (continued)
	1,500,000		Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16	$1,524,375	0.2
	1,000,000		Newsday LLC, 10.500%, 08/01/13	1,035,000	0.1
	1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,189,120	0.1
	5,228,000		Qwest Communications International, Inc., 7.500%, 02/15/14	5,241,070	0.7
	5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	4,757,500	0.6
	6,000,000		Sprint Capital Corp., 8.750%, 03/15/32	5,242,500	0.7
	3,500,000		Sprint Nextel Corp., 6.000%, 12/01/16	3,027,500	0.4
	1,415,000		Sprint Nextel Corp., 8.375%, 08/15/17	1,323,025	0.2
	1,000,000	#	Buccaneer Merger Sub, Inc., 9.125%, 01/15/19	985,000	0.1
EUR	1,500,000		Telenet Finance Luxembourg SCA, 6.375%, 11/15/20	1,816,193	0.2
	3,025,000		Telesat Canada / Telesat LLC, 11.000%, 11/01/15	3,251,875	0.4
	600,000		Telesat Canada / Telesat LLC, 12.500%, 11/01/17	675,000	0.1
	500,000		TW Telecom Holdings, Inc., 8.000%, 03/01/18	522,500	0.1
	2,350,000		Virgin Media Finance PLC, 9.500%, 08/15/16	2,549,750	0.3
	140,652		Vodafone Group PLC, 6.880%, 08/11/15	139,129	0.0
	1,650,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	1,412,812	0.2
	4,200,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	3,591,000	0.4
	1,500,000		Windstream Corp., 7.750%, 10/15/20	1,470,000	0.2
	1,000,000		Windstream Corp., 7.875%, 11/01/17	1,017,500	0.1
	750,000		Windstream Corp., 7.750%, 10/01/21	727,500	0.1
EUR	950,000		Ziggo Finance BV, 6.125%, 11/15/17	1,237,758	0.2
				54,959,732	6.9
			Telecommunications: 2.3%
	2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,450,000	0.3
	300,000		Frontier Communications Corp., 8.250%, 04/15/17	292,500	0.0
	825,000		Frontier Communications Corp., 8.500%, 04/15/20	804,375	0.1
	600,000		Frontier Communications Corp., 7.875%, 04/15/15	604,500	0.1
	2,500,000	#	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	2,312,500	0.3
	2,000,000	#	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	1,860,000	0.2
	1,500,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,398,750	0.2
	3,650,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	3,577,000	0.4
	1,353,515	&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	1,167,407	0.1
	1,000,000		Intelsat Luxembourg S.A., 11.250%, 02/04/17	870,000	0.1
	1,500,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,323,750	0.2
	1,500,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 7.748%, 02/02/21	1,261,800	0.2
	1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	807,500	0.1
				18,730,082	2.3
			Utilities: 4.2%
	1,000,000		AES Corp., 8.000%, 10/15/17	1,010,000	0.1
	1,250,000	#, L	AES Corp./The, 7.375%, 07/01/21	1,187,500	0.1
	1,500,000		AES Corp., 8.000%, 06/01/20	1,507,500	0.2
	2,000,000	#	Calpine Corp., 7.875%, 07/31/20	1,940,000	0.2
	2,500,000		Energy Future Holdings Corp., 10.000%, 01/15/20	2,437,500	0.3
	3,125,000	#	Intergen NV, 9.000%, 06/30/17	3,195,312	0.4
	500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	516,250	0.1
	1,751,167		Midwest Generation, LLC, 8.560%, 01/02/16	1,724,899	0.2
	5,075,000		NRG Energy, Inc., 7.375%, 01/15/17	5,258,969	0.7
	1,500,000	#	NRG Energy, Inc., 7.625%, 01/15/18	1,402,500	0.2
	500,000	#	NRG Energy, Inc., 7.875%, 05/15/21	460,000	0.1
	4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	3,800,000	0.5
	2,585,973	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,689,412	0.3
	4,296,238		Texas Competitive Electric Holdings Co. LLC, 4.730%, 10/10/17	2,893,250	0.4
	4,564,417		Texas Competitive Electric Holdings Co. LLC, 4.770%, 10/10/17	3,073,852	0.4
				33,096,944	4.2
			Total Corporate Bonds/Notes
			(Cost $733,379,190)	722,776,631	90.8

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.3%

81,540		American Home Mortgage Assets, 0.425%, 05/25/46	$42,041	0.0
111,138		American Home Mortgage Assets, 0.445%, 10/25/46	55,706	0.0
1,522,382		American Home Mortgage Assets, 1.162%, 11/25/46	659,425	0.1
794,444	+	American Home Mortgage Assets, 6.250%, 06/25/37	365,906	0.1
31,512		American Home Mortgage Investment Trust, 2.037%, 09/25/45	24,535	0.0
123,979		Banc of America Alternative Loan Trust, 0.635%, 05/25/35	82,192	0.0
631,761		Banc of America Funding Corp., 2.858%, 03/20/36	425,416	0.1
63,284		Bear Stearns Adjustable Rate Mortgage Trust, 5.195%, 05/25/47	41,201	0.0
44,123		Chase Mortgage Finance Corp., 2.518%, 03/25/37	32,937	0.0
125,266		Citigroup Mortgage Loan Trust, Inc., 5.624%, 09/25/37	75,178	0.0
196,483		Countrywide Alternative Loan Trust, 0.426%, 12/20/46	98,323	0.0
22,026		Countrywide Alternative Loan Trust, 0.495%, 07/25/35	13,603	0.0
56,361		Countrywide Alternative Loan Trust, 5.528%, 02/25/37	36,238	0.0
500,402		Countrywide Alternative Loan Trust, 5.590%, 11/25/35	275,475	0.0
239,886		Countrywide Alternative Loan Trust, 6.000%, 11/25/36	145,464	0.0
64,994		Countrywide Alternative Loan Trust, 6.500%, 11/25/37	51,662	0.0
583,324		Countrywide Home Loan Mortgage Pass-through Trust, 0.575%, 03/25/36	221,708	0.0
521,561		Countrywide Home Loan Mortgage Pass-through Trust, 5.096%, 10/20/35	349,068	0.1
2,770,554		First Horizon Alternative Mortgage Securities, 2.245%, 09/25/35	1,832,920	0.2
478,036		Greenpoint Mortgage Funding Trust, 0.555%, 09/25/46	55,664	0.0
48,415		GSR Mortgage Loan Trust, 2.795%, 01/25/36	35,641	0.0
789,989		Harborview Mortgage Loan Trust, 0.470%, 03/19/36	461,726	0.1
59,661		Harborview Mortgage Loan Trust, 0.410%, 07/19/46	32,345	0.0
459,032		Harborview Mortgage Loan Trust, 5.750%, 08/19/36	252,847	0.0
1,338,451		Indymac Index Mortgage Loan Trust, 5.128%, 11/25/35	939,501	0.1
330,083		JPMorgan Mortgage Trust, 4.877%, 04/25/35	296,994	0.1
61,331		Luminent Mortgage Trust, 0.405%, 12/25/36	34,018	0.0
33,564		MASTR Adjustable Rate Mortgages Trust, 0.445%, 04/25/46	17,702	0.0
51,871		Merrill Lynch Mortgage-Backed Securities, 5.334%, 04/25/37	35,302	0.0
544,274		Residential Accredit Loans, Inc., 0.395%, 01/25/37	310,983	0.1
1,251,948		Structured Adjustable Rate Mortgage Loan Trust, 2.535%, 09/25/35	972,661	0.1
414,362		Structured Adjustable Rate Mortgage Loan Trust, 5.803%, 02/25/36	272,619	0.0
4,600,000		Structured Asset Mortgage Investments, Inc., 0.455%, 09/25/47	1,690,808	0.2
666,763		Suntrust Alternative Loan Trust, 0.585%, 04/25/36	215,247	0.0
61,147		Washington Mutual Mortgage Pass-through Certificates, 2.643%, 02/25/37	42,781	0.0
53,055		Washington Mutual Mortgage Pass-through Certificates, 5.319%, 02/25/37	33,745	0.0
62,247		Washington Mutual Mortgage Pass-through Certificates, 5.502%, 05/25/37	45,224	0.0
53,058		Washington Mutual Mortgage Pass-through Certificates, 5.585%, 02/25/37	37,093	0.0
54,248		Wells Fargo Mortgage-Backed Securities Trust, 2.734%, 07/25/36	40,257	0.0

		Total Collateralized Mortgage Obligations
		(Cost $11,680,698)	10,652,156	1.3

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: 0.0%

		Puerto Rico: 0.0%
1,600,000	@	Puerto Rico Sales Tax Financing Corp., 08/01/54	$113,648	0.0

		Total Municipal Bonds
		(Cost $259,210)	113,648	0.0

ASSET-BACKED SECURITIES: 0.3%

		Home Equity Asset-Backed Securities: 0.0%
500,270		Argent Securities, Inc., 1.285%, 12/25/33	381,749	0.0
285,530		MASTR Asset-Backed Securities Trust, 0.445%, 11/25/36	99,437	0.0
			481,186	0.0
		Other Asset-Backed Securities: 0.3%
12,688		GSAMP Trust, 0.305%, 12/25/36	8,195	0.0
2,200,000		Merrill Lynch First Franklin Mortgage Loan, 0.355%, 07/25/37	1,306,724	0.2
1,540,130		Structured Asset Securities Corp., 0.535%, 06/25/35	947,623	0.1
			2,262,542	0.3
		Total Asset-Backed Securities
		(Cost $2,898,244)	2,743,728	0.3

Shares			Value	Percentage of Net Assets

COMMON STOCK: 0.0%

		Consumer Discretionary: 0.0%
112,801	@	Dex One Corp.	$63,168	0.0

		Total Common Stock
		(Cost $2,436,885)	63,168	0.0

PREFERRED STOCK: 0.1%

		Financials: 0.1%
900	#,P	ABN AMRO North America Capital Funding Trust I	503,719	0.1

		Total Preferred Stock
		(Cost $454,500)	503,719	0.1

		Total Long-Term Investments
		(Cost $751,108,727)	736,853,050	92.5

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 10.2%

		U.S. Treasury Bills: 7.1%
300,000		United States Treasury Bill, 02/23/12	299,965	0.0
47,484,000		United States Treasury Bill, 03/01/12	47,475,215	6.0
5,200,000	L	United States Treasury Bill, 03/15/12	5,198,991	0.7
100,000		United States Treasury Bill, 03/22/12	99,977	0.0
2,300,000		United States Treasury Bill, 03/29/12	2,299,402	0.3
750,000		United States Treasury Bill, 03/08/12	749,855	0.1
			56,123,405	7.1
		Securities Lending Collateral(cc)(1): 3.1%
1,169,840	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	935,872	0.1
23,846,939		BNY Mellon Overnight Government Fund	23,846,939	3.0
			24,782,811	3.1
		Total Short-Term Investments
		(Cost $81,143,805)	80,906,216	10.2

		Total Investments in Securities (Cost $832,252,532)*	$817,759,266	102.7
		Liabilities in Excess of Other Assets	(21,264,640)	(2.7)
		Net Assets	$796,494,626	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security

	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	EUR	EU Euro
	GBP	British Pound

		Cost for federal income tax purposes is $832,765,094.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$35,602,032
		Gross Unrealized Depreciation	(50,607,860)
		Net Unrealized depreciation	$(15,005,828)

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$63,168	$—	$—	$63,168
Preferred Stock	—	503,719	—	503,719
Corporate Bonds/Notes	—	722,472,586	304,045	722,776,631
Collateralized Mortgage Obligations	—	10,569,964	82,192	10,652,156
Municipal Bonds	—	113,648	—	113,648
Short-Term Investments	23,846,939	56,123,405	935,872	80,906,216
Asset-Backed Securities	—	2,743,728	—	2,743,728
Total Investments, at value	$23,910,107	$792,527,050	$1,322,109	$817,759,266
Other Financial Instruments+
Swaps	—	649,978	—	649,978
Forward Foreign Currency Contracts	—	1,899,940	—	1,899,940
Total Assets	$23,910,107	$795,076,968	$1,322,109	$820,309,184
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(5,450,297)	$—	$(5,450,297)
Forward Foreign Currency Contracts	—	(111,450)	—	(111,450)
Total Liabilities	$—	$(5,561,747)	$—	$(5,561,747)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$527,710	$—	$(225,584)	$—	$2,256	$(337)	$—	$—	$304,045
Collateralized Mortgage Obligations	101,517	—	(11,537)	1,012	5,468	(14,268)	—	—	82,192
Short-Term Investments	935,872	—	—	—	—	—	—	—	935,872
Total Investments, at value	$1,565,099	$—	$(237,121)	$1,012	$7,724	$(14,605)	$—	$—	$1,322,109

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(14,605).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Chinese Yuan	6,997,000	Buy	11/15/11	$1,076,793	$1,096,280	$19,487
Barclays Bank PLC	Chinese Yuan	2,201,000	Buy	11/15/11	342,568	344,849	2,281
Citigroup, Inc.	Chinese Yuan	6,244,053	Buy	11/15/11	964,928	978,309	13,381
Citigroup, Inc.	EU Euro	113,000	Buy	10/19/11	155,114	151,370	(3,744)
HSBC	Brazilian Real	50,000	Buy	11/03/11	31,309	26,368	(4,941)
JPMorgan Chase & Co.	EU Euro	1,173,000	Buy	10/19/11	1,668,809	1,571,296	(97,513)
JPMorgan Chase & Co.	Chinese Yuan	2,799,302	Buy	11/15/11	435,080	438,591	3,511
JPMorgan Chase & Co.	Chinese Yuan	5,408,000	Buy	11/15/11	841,974	847,318	5,344
Morgan Stanley	Brazilian Real	50,000	Buy	11/03/11	31,619	26,367	(5,252)
							$(67,446)

Barclays Bank PLC	British Pound	6,409,000	Sell	12/08/11	10,229,661	9,987,424	242,237
Citigroup, Inc.	EU Euro	903,000	Sell	10/19/11	1,266,502	1,209,617	56,885
Credit Suisse First Boston	EU Euro	14,070,000	Sell	10/19/11	19,645,237	18,847,511	797,726
Morgan Stanley	EU Euro	14,071,000	Sell	10/19/11	19,607,939	18,848,851	759,088
							$1,855,936

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on September 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	33,250,000	$(2,994,424)	$313,750	$(3,308,174)
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,500,000	(135,087)	2,344	(137,431)
Morgan Stanley	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	10,500,000	(945,608)	105,156	(1,050,764)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	13,168	—	13,168
							$(4,061,951)	$421,250	$(4,483,201)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp.	Sell	5.000	03/20/14	3.777	USD	2,000,000	$56,861	$(188,750)	$245,611
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	3.524	USD	100,000	3,474	(2,718)	6,192
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	7.152	USD	100,000	(5,569)	(9,000)	3,431
Goldman Sachs & Co.	Community Health Systems	Sell	5.000	03/20/14	6.744	USD	2,300,000	(89,109)	(209,875)	120,766
Credit Suisse First Boston	El Paso Corp.	Sell	5.000	12/20/14	2.062	USD	2,500,000	227,321	(75,000)	302,321
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	1.979	USD	2,000,000	173,616	(190,000)	363,616
Deutsche Bank AG	GMAC LLC	Sell	5.000	03/20/12	6.291	USD	340,000	(2,027)	(52,700)	50,673
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	3.788	USD	225,000	1,753	—	1,753
Goldman Sachs & Co.	RRI Energy Inc.	Sell	5.000	09/20/14	7.101	USD	3,300,000	(178,818)	(610,500)	431,682
Morgan Stanley	RRI Energy Inc.	Sell	5.000	12/20/14	3.467	USD	300,000	(18,908)	(30,000)	11,092
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	4.809	USD	1,000,000	3,941	(110,000)	113,941
Goldman Sachs & Co.	SLM Corp.	Sell	7.600	03/20/12	3.426	USD	250,000	4,906	—	4,906
Citigroup, Inc.	Sungard Data Systems Inc.	Sell	5.000	03/20/14	5.479	USD	800,000	(8,736)	(52,216)	43,480
								168,705	(1,530,759)	$1,699,464

(1)                  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)                  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)                  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)                  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING Pimco High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	4,900,000	$(89,281)	$(35,468)	$(53,813)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,800,000	164,938	3,996	160,942
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/12	BRL	51,700,000	(982,730)	(169,287)	(813,443)
				$(907,073)	$(200,759)	$(706,314)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Credit contracts	$(3,893,246)
Foreign exchange contracts	1,788,490
Interest rate contracts	(907,073)
Total	$(3,011,829)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.6%
			Consumer Discretionary: 0.6%
3,700,452		#	BCAP LLC Trust, 5.250%, 02/25/36	$3,712,260	0.1
4,673,000			Daimler Finance North America LLC, 7.300%, 01/15/12	4,754,273	0.1
5,000,000			Lennar Corp., 5.950%, 10/17/11	5,001,742	0.2
5,000,000		#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	4,525,000	0.1
4,500,000			Target Corp., 5.125%, 01/15/13	4,758,583	0.1
				22,751,858	0.6
			Consumer Staples: 1.4%
3,300,000			Altria Group, Inc., 4.125%, 09/11/15	3,537,036	0.1
2,500,000			Kraft Foods, Inc., 6.125%, 02/01/18	2,941,390	0.1
1,100,000			Kraft Foods, Inc., 6.875%, 02/01/38	1,394,818	0.0
2,400,000			Philip Morris International, Inc., 6.375%, 05/16/38	3,113,117	0.1
5,500,000		#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,883,553	0.2
21,500,000		#	President and Fellows of Harvard College, 6.500%, 01/15/39	32,298,654	0.9
1,200,000			Reynolds American, Inc., 7.625%, 06/01/16	1,438,946	0.0
				51,607,514	1.4
			Energy: 2.6%
625,000			El Paso Corp., 7.800%, 08/01/31	730,824	0.0
600,000		#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	581,926	0.0
318,110			Gazprom OAO, 7.201%, 02/01/20	334,923	0.0
13,500,000			Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	15,660,000	0.4
11,300,000			Kinder Morgan Energy Partners LP, 5.950%, 02/15/18	12,890,905	0.4
400,000			Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	423,332	0.0
1,000,000		#	Novatek Finance Ltd.., 5.326%, 02/03/16	987,500	0.0
1,100,000		#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,100,000	0.0
21,100,000			Petrobras International Finance Co., 7.875%, 03/15/19	24,687,000	0.7
9,000,000			Petrobras International Finance Co. - Pifco, 3.875%, 01/27/16	9,018,000	0.3
14,900,000			Petroleos Mexicanos, 8.000%, 05/03/19	18,327,000	0.5
1,400,000			Total Capital S.A., 4.450%, 06/24/20	1,570,199	0.1
1,800,000			Trans-Canada Pipelines, 7.625%, 01/15/39	2,459,680	0.1
4,000,000			Transocean, Inc., 4.950%, 11/15/15	4,218,892	0.1
				92,990,181	2.6
			Financials: 24.6%
3,100,000			AGFS Funding Co., 5.500%, 05/28/17	2,724,125	0.1
8,700,000			Allstate Corp., 6.125%, 05/15/37	7,851,750	0.2
200,000			GMAC, Inc., 6.750%, 12/01/14	192,250	0.0
12,200,000		L	Ally Financial, Inc., 3.478%, 02/11/14	11,219,523	0.3
500,000			Ally Financial, Inc., 3.751%, 06/20/14	456,725	0.0
600,000			Ally Financial, Inc., 4.500%, 02/11/14	550,500	0.0
9,100,000			Ally Financial, Inc., 6.250%, 12/01/17	7,967,059	0.2
2,100,000		L	Ally Financial, Inc., 7.000%, 02/01/12	2,118,375	0.1
1,000,000			Ally Financial, Inc., 7.500%, 12/31/13	1,017,500	0.0
3,600,000			Ally Financial, Inc., 7.500%, 09/15/20	3,271,500	0.1
14,000,000			Ally Financial, Inc., 8.300%, 02/12/15	13,877,500	0.4
5,480,000		Z	Ally Financial, Inc., 12/01/12	4,986,800	0.1
300,000			American Express Bank FSB, 0.393%, 06/12/12	299,097	0.0
2,900,000			American Express Co., 6.150%, 08/28/17	3,321,460	0.1
4,300,000			American Express Co., 7.000%, 03/19/18	5,098,923	0.1
2,700,000			American Express Credit Corp., 5.875%, 05/02/13	2,864,711	0.1
5,900,000			American Express Credit Corp., 7.300%, 08/20/13	6,461,780	0.2
5,700,000			American General Finance Corp., 0.597%, 12/15/11	5,625,649	0.2
1,000,000			American General Finance Corp., 4.875%, 07/15/12	937,500	0.0
8,800,000			American General Finance Corp., 5.200%, 12/15/11	8,668,000	0.2
EUR	1,700,000		American International Group, Inc., 4.875%, 03/15/67	1,347,562	0.0
CAD	4,000,000		American International Group, Inc., 4.900%, 06/02/14	3,778,987	0.1
500,000			American International Group, Inc., 5.450%, 05/18/17	480,268	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
12,000,000			American International Group, Inc., 5.850%, 01/16/18	$11,931,036	0.3
1,300,000			American International Group, Inc., 6.400%, 12/15/20	1,328,457	0.0
300,000			American International Group, Inc., 8.250%, 08/15/18	333,752	0.0
4,800,000		#	ANZ National International Ltd., 6.200%, 07/19/13	5,128,402	0.1
5,000,000		#, L	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,021,765	0.1
7,000,000		#	Banco Santander Brazil SA/Cayman Islands, 2.450%, 03/18/14	6,775,545	0.2
23,500,000			Bank of America Corp., 6.500%, 08/01/16	23,374,698	0.6
13,600,000			Bank of America NA, 0.627%, 06/15/16	10,550,091	0.3
1,200,000		#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,204,008	0.0
2,300,000		#	Bank of Montreal, 2.850%, 06/09/15	2,430,865	0.1
2,500,000		#, L	Bank of Nova Scotia, 1.650%, 10/29/15	2,522,588	0.1
1,900,000			Barclays Bank PLC, 2.375%, 01/13/14	1,859,868	0.1
2,900,000		#	Barclays Bank PLC, 6.050%, 12/04/17	2,667,203	0.1
1,400,000		#, L	BBVA, 4.500%, 03/10/16	1,316,000	0.0
2,700,000		#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	2,517,750	0.1
8,000,000			Bear Stearns Cos., Inc., 7.250%, 02/01/18	9,451,864	0.3
8,900,000			BNP Paribas, 1.291%, 01/10/14	8,306,450	0.2
11,990,000		#	BNP Paribas, 5.186%, 06/29/49	8,393,000	0.2
1,000,000		#	BPCE S.A., 2.375%, 10/04/13	973,649	0.0
900,000		#	CIT Group, Inc., 5.250%, 04/01/14	875,250	0.0
1,486,504			CIT Group, Inc., 7.000%, 05/01/14	1,518,092	0.0
1,565,552			CIT Group, Inc., 7.000%, 05/01/15	1,555,767	0.0
2,609,255			CIT Group, Inc., 7.000%, 05/01/16	2,534,239	0.1
3,652,960			CIT Group, Inc., 7.000%, 05/01/17	3,547,937	0.1
31,800,000			Citigroup Capital XXI, 8.300%, 12/21/57	31,243,500	0.9
4,352,000			Citigroup, Inc., 0.474%, 03/16/12	4,333,313	0.1
18,300,000			Citigroup, Inc., 5.500%, 04/11/13	18,843,309	0.5
900,000			Citigroup, Inc., 5.625%, 08/27/12	916,633	0.0
9,800,000			Citigroup, Inc., 6.000%, 08/15/17	10,420,683	0.3
4,300,000			Citigroup, Inc., 8.500%, 05/22/19	5,206,922	0.1
4,700,000		#	Commonwealth Bank of Australia, 6.024%, 03/29/49	4,395,999	0.1
2,137,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,576,784	0.1
4,200,000		#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	5,304,747	0.2
1,800,000		#, L	DAI-ICHI Mutual Life, 7.250%, 12/31/49	1,775,615	0.1
8,300,000			Deutsche Bank AG/London, 6.000%, 09/01/17	9,161,440	0.3
25,900,000		#	Dexia Credit Local, 0.731%, 03/05/13	25,842,890	0.7
SGD	6,300,000		Export Import Bank of South Korea, 1.050%, 03/03/12	4,819,387	0.1
1,900,000			Export-Import Bank of Korea, 5.125%, 06/29/20	1,938,353	0.1
19,200,000			Export-Import Bank of Korea, 5.875%, 01/14/15	20,521,056	0.6
4,100,000			Ford Motor Credit Co. LLC, 7.000%, 04/15/15	4,315,250	0.1
1,400,000			Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,516,456	0.0
1,100,000			Ford Motor Credit Co. LLC, 5.875%, 08/02/21	1,097,711	0.0
500,000			Ford Motor Credit Co. LLC, 7.000%, 10/01/13	526,367	0.0
200,000			Ford Motor Credit Co. LLC, 7.500%, 08/01/12	204,138	0.0
900,000			Ford Motor Credit Co., LLC, 7.250%, 10/25/11	901,381	0.0
1,700,000			Ford Motor Credit Co., LLC, 8.000%, 12/15/16	1,860,495	0.1
2,900,000			General Electric Capital Corp., 5.875%, 01/14/38	2,989,688	0.1
EUR	9,700,000		General Electric Capital Corp., 5.500%, 09/15/67	10,526,386	0.3
4,600,000			General Electric Capital Corp., 6.875%, 01/10/39	5,309,674	0.2
2,200,000			Goldman Sachs Group, Inc., 5.950%, 01/18/18	2,270,182	0.1
1,100,000			Goldman Sachs Group, Inc., 6.150%, 04/01/18	1,142,578	0.0
10,500,000			Goldman Sachs Group, Inc., 6.250%, 09/01/17	10,957,380	0.3

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
12,000,000			Goldman Sachs Group, Inc., 6.750%, 10/01/37	$11,031,816	0.3
EUR	9,300,000		Goldman Sachs Group, Inc./The, 1.905%, 02/04/13	11,911,179	0.3
1,600,000			International Lease Finance Corp., 5.300%, 05/01/12	1,588,000	0.1
1,600,000			International Lease Finance Corp., 5.350%, 03/01/12	1,588,000	0.1
5,900,000			International Lease Finance Corp., 5.400%, 02/15/12	5,870,500	0.2
2,300,000		#	International Lease Finance Corp., 6.750%, 09/01/16	2,317,250	0.1
4,800,000		#	Intesa Sanpaolo SpA, 2.708%, 02/24/14	4,325,362	0.1
5,200,000			JPMorgan Chase & Co., 1.119%, 09/30/13	5,197,166	0.1
EUR	4,300,000		JPMorgan Chase & Co., 1.786%, 09/26/13	5,643,381	0.2
1,300,000			JPMorgan Chase & Co., 3.150%, 07/05/16	1,293,821	0.0
8,600,000			JPMorgan Chase & Co., 4.250%, 10/15/20	8,648,642	0.2
12,200,000			JPMorgan Chase & Co., 6.000%, 01/15/18	13,617,921	0.4
14,000,000			JPMorgan Chase & Co., 7.900%, 04/29/49	14,467,250	0.4
EUR	200,000		KeyBank NA, 1.660%, 11/21/11	268,333	0.0
EUR	5,300,000		Kreditanstalt fuer Wiederaufbau, 2.000%, 09/07/16	7,190,940	0.2
GBP	2,400,000		LBG Capital No.1 PLC, 7.588%, 05/12/20	2,769,504	0.1
JPY	800,000,000	±	Lehman Brothers Holdings, Inc., 0.940%, 12/19/08	1,918,838	0.1
1,400,000		±	Lehman Brothers Holdings, Inc., 2.881%, 10/22/08	330,750	0.0
10,600,000		±	Lehman Brothers Holdings, Inc., 5.625%, 01/24/13	2,597,000	0.1
5,503,000		±	Lehman Brothers Holdings, Inc., 6.875%, 05/02/18	1,368,871	0.0
2,800,000		±	Lehman Brothers Holdings, Inc., 11/24/08	661,500	0.0
5,100,000			Lloyds TSB Bank PLC, 4.875%, 01/21/16	5,035,011	0.1
GBP	2,700,000		Llyods, 7.867%, 12/17/19	3,094,640	0.1
EUR	1,300,000		Llyods, 8.875%, 02/07/20	1,410,753	0.0
GBP	1,300,000		Llyods, 15.000%, 12/21/19	2,138,725	0.1
200,000			Merrill Lynch & Co., Inc., 6.500%, 07/15/18	185,549	0.0
13,400,000			Merrill Lynch & Co., Inc., 6.875%, 11/15/18	13,466,571	0.4
8,800,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	8,823,364	0.2
22,500,000		#	Metlife, 1.274%, 04/04/14	22,488,952	0.6
9,000,000			Morgan Stanley, 1.233%, 04/29/13	8,508,258	0.2
EUR	12,000,000		Morgan Stanley, 2.009%, 05/02/14	14,364,888	0.4
2,000,000			Morgan Stanley, 5.950%, 12/28/17	1,943,342	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,582,992	0.1
GBP	1,500,000		MUFG Capital Finance 5 Ltd., 6.299%, 01/29/49	2,151,980	0.1
18,800,000		#	National Australia Bank Ltd., 1.111%, 04/11/14	18,753,188	0.5
2,200,000		#	National Australia Bank Ltd., 1.202%, 07/25/14	2,226,631	0.1
4,000,000		#	National Australia Bank Ltd., 5.350%, 06/12/13	4,229,668	0.1
DKK	38,190,889		Nykredit Realkredit A/S, 2.628%, 10/01/38	6,731,338	0.2
DKK	12,065,657		Nykredit Realkredit A/S, 2.628%, 04/01/38	2,138,581	0.1
1,200,000		#	Pacific LifeCorp, 6.000%, 02/10/20	1,286,568	0.0
4,900,000		#	Pricoa Global Funding I, 0.353%, 01/30/12	4,892,194	0.1
2,000,000		#	Pricoa Global Funding I, 0.560%, 09/27/13	1,978,714	0.1
3,300,000			Principal Life Income Funding Trusts, 5.300%, 04/24/13	3,500,313	0.1
700,000			Principal Life Income Funding Trusts, 5.550%, 04/27/15	779,693	0.0
CAD	4,000,000		Province of Quebec Canada, 4.250%, 12/01/21	4,144,098	0.1
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/17	214,215	0.0
12,000,000		#	RCI Banque SA, 2.261%, 04/11/14	11,360,676	0.3
DKK	11,965,017		Realkredit Danmark A/S, 2.440%, 01/01/38	2,120,635	0.0
DKK	38,183,619		Realkredit Danmark A/S, 2.440%, 01/01/38	6,726,619	0.2
1,500,000		#	Resona Bank Ltd., 5.850%, 09/29/49	1,479,536	0.0
4,300,000			Royal Bank of Scotland, 3.950%, 09/21/15	4,049,796	0.1
3,900,000		#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	2,496,000	0.1
6,500,000		#	Royal Bank of Scotland PLC, 2.625%, 05/11/12	6,583,577	0.2
900,000		#	Royal Bank of Scotland PLC, 4.875%, 08/25/14	907,138	0.0
9,900,000			Royal Bank of Scotland PLC/The, 4.375%, 03/16/16	9,481,388	0.3

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
22,800,000		#	Santander US Debt S.A. Unipersonal, 1.169%, 03/30/12	$22,635,908	0.6
500,000			SLM Corp., 8.450%, 06/15/18	521,250	0.0
GBP	3,200,000		SLM Corp., 4.875%, 12/17/12	4,901,069	0.1
2,000,000			SLM Corp., 5.000%, 10/01/13	1,958,884	0.1
3,300,000			SLM Corp., 5.375%, 01/15/13	3,301,403	0.1
22,400,000			SLM Corp., 8.000%, 03/25/20	22,169,213	0.6
1,300,000		#	Societe Generale, 1.441%, 04/11/14	1,164,671	0.0
6,500,000		#	Societe Generale, 5.922%, 12/31/49	3,816,319	0.1
4,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	2,900,000	0.1
30,200,000		#	SSIF Nevada L.P., 1.094%, 04/14/14	30,221,774	0.8
3,100,000		#	State Bank of India/London, 4.500%, 07/27/15	3,106,922	0.1
3,300,000			State Street Capital Trust III, 5.337%, 03/15/42	3,302,145	0.1
2,200,000		#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,216,702	0.1
2,700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	2,891,665	0.1
1,700,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	1,974,125	0.1
1,300,000			UBS AG, 5.750%, 04/25/18	1,340,408	0.0
4,800,000			UBS AG, 5.875%, 12/20/17	4,949,582	0.1
1,000,000			UBS AG/Stamford CT, 1.253%, 01/28/14	988,190	0.0
3,600,000			UBS AG/Stamford CT, 1.403%, 02/23/12	3,609,900	0.1
4,525,000			UBS Preferred Funding Trust V, 6.243%, 05/29/49	3,405,063	0.1
6,000,000			USB Capital IX, 3.500%, 03/29/49	4,237,560	0.1
1,200,000		#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,149,000	0.0
5,715,000			Wachovia Corp., 0.593%, 10/28/15	5,198,913	0.1
7,400,000			Wachovia Corp., 5.750%, 02/01/18	8,357,183	0.2
17,530,000			Wells Fargo & Co., 5.250%, 10/23/12	18,279,127	0.5
27,092,000			Wells Fargo & Co., 7.980%, 02/28/49	28,040,220	0.8
3,000,000		#	Westpac Banking Corp., 0.730%, 07/16/14	3,038,262	0.1
14,100,000		#	Westpac Banking Corp., 3.585%, 08/14/14	15,072,012	0.4
7,200,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	8,042,040	0.2
350,000		#	ZFS Finance USA Trust IV, 5.875%, 05/09/32	348,317	0.0
				901,173,579	24.6
			Foreign Government Bonds: 0.2%
2,400,000		#	Export-Import Bank of China, 4.875%, 07/21/15	2,578,114	0.1
CAD	5,200,000		ONTARIO PROV 4 6/2/21, 4.000%, 06/02/21	5,329,367	0.1
				7,907,481	0.2
			Health Care: 0.8%
12,700,000			Amgen, Inc., 6.150%, 06/01/18	15,478,468	0.4
10,600,000			Novartis Capital Corp., 4.125%, 02/10/14	11,408,313	0.3
2,800,000			UnitedHealth Group, Inc., 4.875%, 02/15/13	2,939,527	0.1
				29,826,308	0.8
			Industrials: 0.3%
1,100,000		#	Braskem Finance Ltd., 5.750%, 04/15/21	1,014,860	0.0
3,400,000		#	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,598,000	0.0
1,500,000			Goodrich Corp., 6.290%, 07/01/16	1,766,602	0.1
600,000		#	Sydney Air, 5.125%, 02/22/21	626,820	0.0
5,075,000		#	Union Pacific Corp., 4.163%, 07/15/22	5,436,462	0.2
114,963		±	United Air Lines, Inc., 9.350%, 04/07/16	26,585	0.0
				10,469,329	0.3
			Information Technology: 0.6%
7,000,000			Dell, Inc., 5.650%, 04/15/18	7,935,151	0.2
12,400,000			Oracle Corp., 5.750%, 04/15/18	14,809,977	0.4
				22,745,128	0.6
			Materials: 0.2%
3,500,000			Alcoa, Inc., 6.150%, 08/15/20	3,556,025	0.1
2,200,000		#	Sealed Air Corp., 5.625%, 07/15/13	2,299,847	0.1
1,500,000			Vale Overseas Ltd., 6.875%, 11/10/39	1,627,500	0.0
				7,483,372	0.2
			Telecommunication Services: 0.9%
450,000			AT&T Corp., 7.300%, 11/15/11	453,401	0.0
3,300,000			AT&T, Inc., 4.950%, 01/15/13	3,457,558	0.1
1,800,000			AT&T, Inc., 5.500%, 02/01/18	2,082,670	0.0
2,300,000			AT&T, Inc., 6.300%, 01/15/38	2,650,235	0.1

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Telecommunication Services (continued)
20,700,000			Cellco Partnership / Verizon Wireless Capital LLC, 5.250%, 02/01/12	$20,989,841	0.6
200,000		#	Qtel International Finance Ltd., 3.375%, 10/14/16	201,125	0.0
611,000			Qwest Corp., 8.875%, 03/15/12	633,149	0.0
2,500,000			Verizon Communications, Inc., 5.250%, 04/15/13	2,658,990	0.1
				33,126,969	0 .9
			Telecommunications: 0.0%
300,000		#	Qtel International Finance Ltd., 4.750%, 02/16/21	301,125	0.0

			Utilities: 0.4%
3,700,000		#	EDF S.A., 5.500%, 01/26/14	3,966,552	0.1
1,300,000		#	EDF S.A., 6.500%, 01/26/19	1,523,511	0.1
3,300,000		#	Electricite de France SA, 6.950%, 01/26/39	4,132,917	0.1
4,300,000			NRG Energy, Inc., 8.250%, 09/01/20	4,085,000	0.1
				13,707,980	0 .4
			Total Corporate Bonds/Notes
			(Cost $1,172,404,341)	1,194,090,824	32.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.4%
210,923			Adjustable Rate Mortgage Trust, 2.760%, 05/25/35	201,949	0.0
1,380,115			American Home Mortgage Investment Trust, 2.218%, 02/25/45	1,106,765	0.0
3,500,000			Banc of America Commercial Mortgage, Inc., 5.921%, 05/10/45	3,848,618	0.1
1,952,928			Banc of America Funding Corp., 2.717%, 05/25/35	1,950,053	0.1
2,512,116		#	Banc of America Large Loan, Inc., 1.979%, 11/15/15	2,242,718	0.1
181,726			Banc of America Mortgage Securities, Inc., 2.873%, 07/25/33	172,097	0.0
142,441			Banc of America Mortgage Securities, Inc., 5.000%, 05/25/34	142,969	0.0
8,400,000		#	BCAP LLC Trust, 5.250%, 08/25/37	8,265,600	0.2
4,824,633			Bear Stearns Adjustable Rate Mortgage Trust, 2.560%, 10/25/35	4,005,961	0.1
152,265			Bear Stearns Adjustable Rate Mortgage Trust, 2.957%, 01/25/34	141,616	0.0
3,335,305			Bear Stearns Alt-A Trust, 2.607%, 11/25/36	1,970,408	0.1
1,304,638			Bear Stearns Alternative-A Trust, 2.599%, 05/25/35	958,218	0.0
1,090,925			Bear Stearns Alternative-A Trust, 2.772%, 09/25/35	740,368	0.0
1,942,143			Bear Stearns Alternative-A Trust, 2.849%, 11/25/36	1,014,119	0.0
1,200,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	1,322,905	0.0
6,701,303			Chase Mortgage Finance Corp., 5.375%, 12/25/35	6,145,380	0.2
2,788,328			Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	2,616,049	0.1
732,377			Citigroup Mortgage Loan Trust, Inc., 2.660%, 10/25/35	578,565	0.0
14,048,972			Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	13,101,208	0.4
3,700,000			Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	3,898,392	0.1
3,814,952		^	Countrywide Alternative Loan Trust, 4.765%, 05/25/35	509,299	0.0
10,547			Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 05/25/33	10,619	0.0
698,066			Countrywide Home Loan Mortgage Pass-through Trust, 0.555%, 03/25/35	420,334	0.0
2,851,671		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.575%, 06/25/35	2,477,194	0.1
10,700,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	11,448,898	0.3
400,000			Credit Suisse Mortgage Capital Certificates, 5.824%, 03/15/39	420,169	0.0
559,941			Downey Savings & Loan Association Mortgage Loan Trust, 2.505%, 07/19/44	415,277	0.0
EUR	361,032		European Loan Conduit, 1.685%, 05/15/19	398,441	0.0
484,796			Federal Housing Administration, 8.175%, 03/01/27	481,726	0.0
634,484			First Horizon Alternative Mortgage Securities, 2.259%, 03/25/35	397,898	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
43,414,060	^	First Horizon Alternative Mortgage Securities, 4.465%, 01/25/36	5,450,192	0.1
4,782,979		First Horizon Alternative Mortgage Securities, 5.688%, 02/25/36	4,193,159	0.1
300,000		FNMA Multi-Family, 11/21/21	300,722	0.0
661,789		GMAC Mortgage Corp. Loan Trust, 5.126%, 11/19/35	562,875	0.0
31,789		Greenpoint Mortgage Funding Trust, 0.315%, 01/25/47	29,968	0.0
200,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	211,292	0.0
1,900,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	1,977,947	0.1
1,970,069		GSR Mortgage Loan Trust, 2.738%, 09/25/35	1,820,797	0.1
12,324		GSR Mortgage Loan Trust, 6.000%, 03/25/32	12,912	0.0
3,925,793		Harborview Mortgage Loan Trust, 0.420%, 01/19/38	2,370,863	0.1
3,801,824		Harborview Mortgage Loan Trust, 0.470%, 03/19/36	2,222,058	0.1
156,941		JP Morgan Mortgage Trust, 5.750%, 01/25/36	147,809	0.0
600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	624,614	0.0
1,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	1,386,924	0.0
1,379,085		Merrill Lynch Mortgage Investors Trust, 0.445%, 02/25/36	922,720	0.0
8,870,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	9,022,471	0.2
2,700,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	2,781,282	0.1
12,900,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.166%, 08/12/49	13,614,550	0.4
309,760		MLCC Mortgage Investors, Inc., 0.485%, 11/25/35	254,905	0.0
16,500,000		Morgan Stanley Capital I, 5.809%, 12/12/49	17,794,656	0.5
3,900,000		Morgan Stanley Capital I, 6.080%, 06/11/49	4,152,078	0.1
1,400,000	#	Morgan Stanley Reremic Trust, 5.984%, 08/12/45	1,533,144	0.0
56,058	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	56,294	0.0
4,818,839	#	RBSSP Resecuritization Trust, 0.485%, 02/26/37	4,120,565	0.1
341,454		Residential Accredit Loans, Inc., 0.635%, 03/25/33	307,194	0.0
1,006,743		Residential Accredit Loans, Inc., 1.602%, 09/25/45	570,477	0.0
155,690		Residential Asset Securitization Trust, 0.635%, 05/25/33	148,594	0.0
94,661		Sequoia Mortgage Trust, 0.581%, 07/20/33	79,502	0.0
222,836		SLM Student Loan Trust, 0.553%, 01/25/15	222,899	0.0
2,600,000		SLM Student Loan Trust, 0.753%, 10/25/17	2,582,564	0.1
278,585		SLM Student Loan Trust, 0.933%, 07/25/13	278,629	0.0
23,433,581		SLM Student Loan Trust, 1.753%, 04/25/23	24,099,882	0.7
1,000,000	#	SLM Student Loan Trust, 2.879%, 12/16/19	1,018,901	0.0
4,609,590		Structured Adjustable Rate Mortgage Loan Trust, 2.476%, 04/25/35	3,284,089	0.1
3,368,381		Structured Asset Mortgage Investments, Inc., 0.455%, 05/25/36	1,747,531	0.0
1,466,812		Structured Asset Mortgage Investments, Inc., 0.480%, 07/19/35	1,166,889	0.0
3,457,407		Thornburg Mortgage Securities Trust, 0.335%, 03/25/37	3,388,203	0.1
2,401,072		Thornburg Mortgage Securities Trust, 0.345%, 11/25/46	2,389,525	0.1
2,746,015	#	Wachovia Bank Commercial Mortgage Trust, 0.319%, 09/15/21	2,649,905	0.1
60,947		WaMu Mortgage Pass Through Certificates, 1.642%, 06/25/42	46,725	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
222,396		WaMu Mortgage Pass Through Certificates, 2.850%, 10/25/46	$154,266	0.0
69,654		Washington Mutual Mortgage Pass-through Certificates, 1.642%, 08/25/42	57,946	0.0
3,290,016		Washington Mutual Mortgage Pass-through Certificates, 2.850%, 08/25/46	2,232,838	0.1
7,047,986		Wells Fargo Mortgage Backed Securities Trust, 2.731%, 03/25/36	5,672,652	0.2
188,394		Wells Fargo Mortgage-Backed Securities Trust, 2.700%, 05/25/35	175,731	0.0

		Total Collateralized Mortgage Obligations
		(Cost $196,847,634)	199,243,552	5.4
MUNICIPAL BONDS: 4.2%
		Alaska: 0.2%
9,400,000	@	Northern Tobacco Securitization Corp., 5.000%, 06/01/46	5,913,258	0.2

		California: 2.2%
4,500,000	@	Bay Area Toll Authority, 7.043%, 04/01/50	6,073,830	0.2
1,200,000	@	California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,400,760	0.0
4,200,000	@	California State Public Works Board, 7.804%, 03/01/35	4,859,316	0.1
2,000,000	@	California State University, 6.484%, 11/01/41	2,343,940	0.1
9,540,000	@	Long Beach Unified School District, 08/01/34	2,424,305	0.1
600,000	@	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	746,094	0.0
800,000	@	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	1,014,504	0.0
7,700,000	@	Los Angeles Department of Airports, 6.582%, 05/15/39	9,394,231	0.3
6,700,000	@	Los Angeles Unified School District, 4.500%, 07/01/22	7,139,520	0.2
21,000,000	@	Southern California Public Power Authority, 5.943%, 07/01/40	24,738,630	0.7
1,200,000	@	State of California, 5.650%, 04/01/39	1,274,280	0.0
700,000	@	State of California, 7.500%, 04/01/34	837,543	0.0
1,300,000	@	State of California, 7.550%, 04/01/39	1,608,737	0.1
2,700,000	@	State of California, 7.600%, 11/01/40	3,374,379	0.1
1,800,000	@	Tobacco Securitization Authority of Southern California/CA, 5.125%, 06/01/46	1,160,730	0.0
9,300,000	@	University of California, 6.270%, 05/15/31	10,263,573	0.3
600,000	@	University of California, 6.398%, 05/15/31	708,942	0.0
800,000	@	University of California, 6.548%, 05/15/48	958,744	0.0
			80,322,058	2.2
		Connecticut: 0.3%
8,700,000	@	State of Connecticut, 5.850%, 03/15/32	10,549,272	0.3

		Illinois: 0.4%
500,000	@	Chicago Transit Authority, 6.300%, 12/01/21	562,315	0.0
200,000	@	Chicago Transit Authority, 6.300%, 12/01/21	224,926	0.0
4,300,000	@	Chicago Transit Authority, 6.899%, 12/01/40	5,125,987	0.2
2,500,000	@	Chicago Transit Authority, 6.899%, 12/01/40	2,980,225	0.1
570,000	@	City of Chicago IL, 5.000%, 01/01/35	574,058	0.0
2,400,000	@	State of Illinois, 4.071%, 01/01/14	2,471,376	0.1
1,000,000	@	State of Illinois, 4.511%, 03/01/15	1,044,100	0.0
1,200,000	@	State of Illinois, 6.725%, 04/01/35	1,274,328	0.0
1,000,000	@	State of Illinois, 6.900%, 03/01/35	1,087,120	0.0
			15,344,435	0.4
		Nebraska: 0.1%
1,500,000	@	Public Power Generation Agency, 7.242%, 01/01/41	1,765,455	0.1

		Nevada: 0.1%
2,300,000	@	County of Clark NV, 6.820%, 07/01/45	2,911,524	0.1

		New Jersey: 0.3%
8,100,000	@	New Jersey Economic Development Authority, 1.347%, 06/15/13	8,128,755	0.2
2,945,000	@	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,016,038	0.1
			12,144,793	0.3

PORTFOLIO OF INVESTMENTS
ING Pimco Total return bond portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		New York: 0.4%
5,900,000	@	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	$7,384,027	0.2
5,900,000	@	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	6,776,150	0.2
870,000	@	Tobacco Settlement Financing Corp., 5.875%, 05/15/39	870,261	0.0
			15,030,438	0.4
		Pennsylvania: 0.2%
2,700,000	@	Pennsylvania Economic Development Financing Authority, 6.532%, 06/15/39	3,263,841	0.1
4,000,000	@	University of Pittsburgh, 5.000%, 09/15/28	4,539,600	0.1
			7,803,441	0.2
		Texas: 0.0%
1,300,000	@	Texas State Transportation Commission, 5.178%, 04/01/30	1,493,323	0.0

		Washington: 0.0%
1,560,000	@	State of Washington, 12/01/20	1,191,668	0.0

		Total Municipal Bonds
		(Cost $135,209,046)	154,469,665	4.2

ASSET-BACKED SECURITIES: 2.3%
		Home Equity Asset-Backed Securities: 0.1%
4,700,000		Bear Stearns Asset Backed Securities Trust, 0.435%, 12/25/36	2,697,809	0.1
5,700,000		Bear Stearns Asset Backed Securities Trust, 0.485%, 04/25/37	1,694,168	0.0
157,761		MASTR Asset-Backed Securities Trust, 0.285%, 11/25/36	53,778	0.0
279,774		New Century Home Equity Loan Trust, 0.495%, 06/25/35	267,374	0.0
170,514		Renaissance Home Equity Loan Trust, 0.675%, 08/25/33	140,644	0.0
99,920		Securitized Asset Backed Receivables LLC Trust, 0.315%, 11/25/36	29,519	0.0
			4,883,292	0.1
		Other Asset-Backed Securities: 2.2%
122,911		Bear Stearns Asset Backed Securities Trust, 0.315%, 10/25/36	118,458	0.0
4,048,550		Bear Stearns Asset Backed Securities Trust, 3.076%, 10/25/36	2,841,995	0.1
23,770		Credit-Based Asset Servicing and Securitization LLC, 0.295%, 11/25/36	16,148	0.0
891		First Franklin Mortgage Loan Asset Backed Certificates, 0.285%, 11/25/36	888	0.0
228,391		GSAMP Trust, 0.305%, 12/25/36	147,497	0.0
16,833,276	#	Pacifica CDO Ltd., 0.513%, 01/26/20	15,909,230	0.4
361,093		Securitized Asset Backed Receivables LLC Trust, 0.295%, 12/25/36	102,879	0.0
15,309,642		Small Business Administration, 5.160%, 02/01/28	16,829,005	0.5
1,453,567		Small Business Administration, 5.290%, 12/01/27	1,608,217	0.0
13,667,056		Small Business Administration, 5.471%, 03/10/18	14,984,403	0.4
9,433,479		Small Business Administration, 5.490%, 03/01/28	10,493,141	0.3
9,943,081		Small Business Administration, 5.902%, 02/10/18	11,291,704	0.3
6,512,500		Soundview Home Equity Loan Trust, 0.375%, 12/25/36	5,319,980	0.2
535,409		Specialty Underwriting & Residential Finance, 0.295%, 01/25/38	477,228	0.0
			80,140,773	2.2

		Total Asset-Backed Securities
		(Cost $82,466,214)	85,024,065	2.3

U.S. TREASURY OBLIGATIONS: 20.8%
		Treasury Inflation Indexed Protected Securities: 6.2%
4,300,000		1.125%, due 01/15/21	4,854,471	0.1
56,800,000		1.750%, due 01/15/28	71,077,569	2.0
19,500,000		2.000%, due 01/15/26	26,420,735	0.7
7,400,000		2.375%, due 01/15/25	10,972,955	0.3
51,900,000		2.375%, due 01/15/27	72,819,636	2.0
14,600,000		2.500%, due 01/15/29	19,744,034	0.5
3,100,000		3.625%, due 04/15/28	6,237,773	0.2
1,500,000		3.875%, due 04/15/29	3,105,981	0.1
1,000,000		0.625%, due 07/15/21	1,047,419	0.0
4,000,000		1.250%, due 07/15/20	4,582,047	0.1
4,000,000		2.125%, due 02/15/40	5,332,787	0.2
			226,195,407	6.2
		U.S. Treasury Bonds: 4.4%
23,800,000		2.625%, due 11/15/20	25,492,037	0.7
72,600,000		3.625%, due 02/15/21	84,000,450	2.3
28,300,000		2.625%, due 08/15/20	30,356,165	0.8
1,800,000		3.375%, due 11/15/19	2,043,985	0.1
9,600,000		3.500%, due 05/15/20	11,009,251	0.3

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			U.S. Treasury Bonds (continued)
7,600,000			3.625%, due 02/15/20	$8,785,722	0.2
				161,687,610	4.4
			U.S. Treasury Notes: 10.2%
6,800,000			0.125%, due 09/30/13	6,784,605	0.2
—			0.375%, due 07/31/13	—	—
—			0.500%, due 08/15/14	—	—
19,300,000			1.375%, due 09/30/18	19,233,666	0.5
3,800,000			1.500%, due 07/31/16	3,905,397	0.1
332,200,000			1.500%, due 08/31/18	334,276,250	9.2
6,700,000			2.250%, due 07/31/18	7,079,494	0.2
				371,279,412	10.2
			Total U.S. Treasury Obligations
			(Cost $755,329,650)	759,162,429	20.8
FOREIGN GOVERNMENT BONDS: 6.5%
EUR	1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,422,435	0.1
BRL	1,503,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/13	815,156	0.0
BRL	563,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/12	305,761	0.0
BRL	58,718,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	30,256,719	0.8
CAD	4,500,000	#	Canada Housing Trust No 1, 2.750%, 12/15/15	4,502,963	0.1
CAD	4,700,000	#	Canada Housing Trust No 1, 2.750%, 09/15/14	4,678,875	0.1
CAD	800,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	811,513	0.0
CAD	800,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	838,737	0.0
CAD	7,100,000		Canadian Government Bond, 2.750%, 09/01/16	7,211,117	0.2
CAD	1,300,000		Canadian Government Bond, 3.000%, 12/01/15	1,327,380	0.1
CAD	1,300,000		Canadian Government Bond, 3.250%, 06/01/21	1,359,362	0.1
CAD	200,000		Canadian Government Bond, 4.500%, 06/01/15	213,568	0.0
	2,000,000		Federative Republic of Brazil, 12.500%, 01/05/22	1,211,328	0.0
EUR	48,500,000		France Government Bond OAT, 3.250%, 10/25/21	68,606,827	1.9
EUR	306,933		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	379,051	0.0
EUR	22,779,020		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	24,901,463	0.7
	1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,134,306	0.0
MXN	26,700,000		Mexican Bonos, 6.000%, 06/18/15	1,987,668	0.1
MXN	28,000,000		Mexican Bonos, 9.000%, 12/22/11	2,040,734	0.1
BRL	1,516,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/14	811,964	0.0
	750,000		Panama Government International Bond, 8.875%, 09/30/27	1,076,250	0.0
	4,900,000		Province of Ontario Canada, 1.375%, 01/27/14	4,959,069	0.1
	1,200,000		Province of Ontario Canada, 1.875%, 09/15/15	1,225,187	0.0
CAD	600,000		Province of Ontario Canada, 4.200%, 03/08/18	634,578	0.0
CAD	12,600,000		Province of Ontario Canada, 4.200%, 06/02/20	13,154,429	0.4
CAD	3,300,000		Province of Ontario Canada, 4.300%, 03/08/17	3,506,459	0.1
CAD	4,200,000		Province of Ontario Canada, 4.400%, 06/02/19	4,471,583	0.1
CAD	2,000,000		Province of Ontario Canada, 4.600%, 06/02/39	2,174,788	0.1
CAD	1,200,000		Province of Ontario Canada, 5.500%, 06/02/18	1,355,110	0.1
CAD	7,200,000		Province of Ontario Canada, 6.500%, 03/08/29	9,413,799	0.3
	200,000		Province of Quebec, 4.500%, 12/01/16	213,946	0.0
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/20	211,866	0.0
	1,000,000		Quebec Province, 4.500%, 12/01/18	1,069,052	0.0
RUB	500,000		Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	492,500	0.0
	4,000,000	#	Societe Financement de l’Economie Francaise, 0.450%, 07/16/12	4,011,240	0.1
	975,000		South Africa Government International Bond, 5.875%, 05/30/22	1,092,000	0.0
	180,000		South Africa Government International Bond, 6.500%, 06/02/14	200,250	0.0
EUR	27,600,000		Spain Government Bond, 4.650%, 07/30/25	33,658,311	0.9
			Total Foreign Government Bonds
			(Cost $246,775,420)	237,737,344	6.5

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.4%
		Federal Home Loan Mortgage Corporation: 5.1%##
1,908,180		1.652%, due 07/25/44	$1,945,252	0.1
661,540		6.500%, due 02/25/43	739,911	0.0
46,963		0.579%, due 12/15/29	47,202	0.0
979,654		1.451%, due 10/25/44	1,008,281	0.0
700,000		2.000%, due 08/25/16	726,224	0.0
300,328		2.095%, due 09/01/35	312,738	0.0
30,610		2.434%, due 06/01/24	32,200	0.0
4,127,693		2.468%, due 06/01/35	4,347,521	0.1
45,975		2.493%, due 11/01/31	47,974	0.0
700,000		2.500%, due 05/27/16	742,721	0.0
1,043,455		2.633%, due 01/01/29	1,104,271	0.1
94,907		3.500%, due 07/15/32	98,464	0.0
59,000,000	W	4.000%, due 07/15/40	61,765,625	1.7
154,155		4.500%, due 06/15/17	154,706	0.0
29,000,000	W	4.500%, due 10/15/35	30,681,092	0.9
948,559		4.500%, due 10/01/39	1,005,008	0.0
92,482		4.500%, due 03/01/41	98,001	0.0
499,402		5.198%, due 03/01/35	534,831	0.0
42,654		5.500%, due 03/15/17	42,867	0.0
698,396		5.500%, due 09/01/19	758,493	0.0
473,404		5.500%, due 03/01/23	516,854	0.0
972,293		5.500%, due 03/01/37	1,057,582	0.0
1,259,788		5.500%, due 05/01/37	1,367,539	0.1
927,465		5.500%, due 09/01/37	1,006,792	0.0
973,472		5.500%, due 11/01/37	1,056,735	0.0
968,090		5.500%, due 12/01/37	1,050,892	0.0
1,598,302		5.500%, due 01/01/38	1,735,007	0.1
849,929		5.500%, due 01/01/38	922,625	0.0
2,910,022		5.500%, due 02/01/38	3,158,919	0.1
984,357		5.500%, due 03/01/38	1,068,550	0.0
771,414		5.500%, due 05/01/38	836,068	0.0
3,876,798		5.500%, due 06/01/38	4,201,722	0.1
975,023		5.500%, due 06/01/38	1,056,742	0.0
4,461,870		5.500%, due 07/01/38	4,843,499	0.2
973,618		5.500%, due 08/01/38	1,055,220	0.0
887,695		5.500%, due 09/01/38	962,095	0.0
971,565		5.500%, due 09/01/38	1,052,994	0.0
978,758		5.500%, due 10/01/38	1,062,472	0.0
973,379		5.500%, due 10/01/38	1,054,961	0.0
940,567		5.500%, due 12/01/38	1,019,399	0.0
1,910,275		5.500%, due 01/01/39	2,070,380	0.1
954,246		5.500%, due 01/01/39	1,034,223	0.0
4,593,824		5.500%, due 01/01/39	4,978,843	0.2
1,916,416		5.500%, due 03/01/39	2,077,035	0.1
696,589		5.500%, due 07/01/39	756,169	0.0
2,707,922		5.500%, due 03/01/40	2,939,533	0.1
1,947,057		5.500%, due 08/01/40	2,113,591	0.1
500,582		6.000%, due 01/01/22	548,873	0.0
618,812		6.000%, due 03/01/22	678,508	0.0
1,533,328		6.000%, due 10/01/22	1,681,246	0.1
5,514,406		6.000%, due 09/01/27	6,053,267	0.2
1,000,000		6.000%, due 10/15/33	1,095,625	0.0
82,185		6.000%, due 05/01/35	91,127	0.0
4,886,344		6.000%, due 12/01/37	5,367,649	0.2
371,865		6.000%, due 12/01/37	408,494	0.0
7,131,787		6.000%, due 01/01/38	7,834,268	0.2
6,073,975		6.000%, due 01/01/38	6,672,262	0.2
719,815		6.000%, due 02/01/38	790,717	0.0
211,770		6.000%, due 08/01/39	232,166	0.0
22,581		6.000%, due 09/01/39	24,756	0.0
29,234		6.500%, due 07/01/19	32,344	0.0
40,863		8.250%, due 08/15/21	47,121	0.0
1,000,000		4.875%, due 06/13/18	1,199,067	0.1
			185,007,313	5.1
		Federal National Mortgage Association: 35.3%##
15,200,000		0.435%, due 10/27/37	15,109,948	0.4
99,615		0.735%, due 03/25/17	100,288	0.0
198,574		1.135%, due 04/25/32	201,510	0.0
114,257		1.443%, due 08/01/42	114,683	0.0
168,122		1.443%, due 08/01/42	168,819	0.0
166,640		1.443%, due 10/01/44	167,197	0.0
100,000		1.625%, due 10/26/15	102,731	0.0
1,269,702		1.948%, due 08/01/35	1,293,093	0.1
300,000		2.000%, due 02/18/15	312,519	0.0
1,400,000		2.000%, due 09/21/15	1,448,877	0.1
4,600,000		2.250%, due 03/15/16	4,836,104	0.2
1,213,508		2.317%, due 10/01/35	1,274,729	0.1
729,531		2.383%, due 02/01/34	767,010	0.0
1,592,028		2.456%, due 10/01/35	1,645,005	0.1
1,075,247		2.523%, due 10/01/35	1,134,420	0.1
3,395,185		2.548%, due 11/01/34	3,604,757	0.1
1,133,031		2.560%, due 09/01/34	1,180,452	0.1
52,686		3.395%, due 05/01/36	53,769	0.0
500,000	W	3.500%, due 07/25/26	522,187	0.0
154,392		4.000%, due 12/01/13	163,394	0.0
101,546		4.000%, due 04/01/14	105,360	0.0
20,696		4.000%, due 01/01/15	21,255	0.0
18,000,000	W	4.000%, due 10/15/18	18,973,125	0.5
17,748		4.000%, due 06/01/19	18,892	0.0
113,881		4.000%, due 04/01/24	120,227	0.0
23,183		4.000%, due 06/01/24	24,474	0.0
33,335		4.000%, due 05/01/25	35,213	0.0
28,570		4.000%, due 06/01/25	30,180	0.0
78,618		4.000%, due 08/01/25	83,048	0.0
24,211		4.000%, due 08/01/25	25,575	0.0
23,654		4.000%, due 09/01/25	24,987	0.0
37,790		4.000%, due 01/01/26	39,919	0.0
6,411		4.000%, due 01/01/26	6,772	0.0
85,825		4.000%, due 02/01/26	90,660	0.0
124,915		4.000%, due 04/01/26	131,953	0.0
62,757		4.000%, due 05/01/26	66,294	0.0
48,199,868		4.000%, due 02/01/41	50,599,318	1.4
44,105,514		4.000%, due 03/01/41	46,287,359	1.3
240,795		4.000%, due 06/01/41	252,707	0.0
300,000		4.375%, due 10/15/15	340,837	0.0
8,903		4.500%, due 06/01/13	9,495	0.0
17,099		4.500%, due 03/01/14	17,847	0.0
9,342		4.500%, due 04/25/17	9,354	0.0
63,313		4.500%, due 07/01/17	66,566	0.0
68,095		4.500%, due 06/01/18	71,994	0.0
289,276		4.500%, due 06/01/18	308,682	0.0
45,000,000	W	4.500%, due 10/15/18	47,889,841	1.3
40,273		4.500%, due 04/01/23	42,951	0.0
192,627		4.500%, due 05/01/23	205,368	0.0
575,342		4.500%, due 05/01/23	619,034	0.0
357,896		4.500%, due 02/01/24	381,250	0.0
23,548		4.500%, due 03/01/24	25,085	0.0
403,626		4.500%, due 04/01/24	429,964	0.0
181,250		4.500%, due 04/01/24	193,304	0.0
6,326,063		4.500%, due 05/01/24	6,746,766	0.2
129,399		4.500%, due 05/01/24	137,843	0.0
365,955		4.500%, due 06/01/24	389,835	0.0
404,740		4.500%, due 08/01/24	431,150	0.0
53,415		4.500%, due 09/01/24	56,901	0.0
349,693		4.500%, due 03/01/25	372,949	0.0
128,623		4.500%, due 04/01/25	137,176	0.0
197,633		4.500%, due 04/01/25	210,776	0.0
151,669		4.500%, due 04/01/25	161,755	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
57,836		4.500%, due 04/01/25	$61,682	0.0
22,835		4.500%, due 06/01/25	24,353	0.0
29,884		4.500%, due 07/01/25	31,871	0.0
688,583		4.500%, due 01/01/26	734,376	0.0
1,424,659		4.500%, due 03/01/26	1,522,965	0.1
175,748		4.500%, due 03/01/26	187,435	0.0
398,855		4.500%, due 07/01/26	424,882	0.0
124,219		4.500%, due 02/01/33	132,843	0.0
485,900,000	W	4.500%, due 10/15/35	516,022,942	14.1
25,418		4.500%, due 04/01/38	27,032	0.0
16,458		4.500%, due 01/01/39	17,498	0.0
640,004		4.500%, due 01/01/39	680,038	0.0
363,962		4.500%, due 02/01/39	386,729	0.0
39,248		4.500%, due 02/01/39	41,728	0.0
1,642,661		4.500%, due 03/01/39	1,745,413	0.1
2,667,219		4.500%, due 03/01/39	2,834,059	0.1
758,783		4.500%, due 03/01/39	806,721	0.0
29,434,168		4.500%, due 04/01/39	31,275,335	0.9
136,904		4.500%, due 04/01/39	145,468	0.0
10,664,608		4.500%, due 04/01/39	11,338,366	0.3
250,192		4.500%, due 05/01/39	265,842	0.0
20,965		4.500%, due 05/01/39	22,277	0.0
459,921		4.500%, due 05/01/39	488,690	0.0
3,853,263		4.500%, due 07/01/39	4,094,292	0.1
1,615,320		4.500%, due 08/01/39	1,716,361	0.1
82,175		4.500%, due 08/01/39	87,315	0.0
803,108		4.500%, due 08/01/39	853,344	0.0
1,790,394		4.500%, due 08/01/39	1,909,101	0.1
3,826,418		4.500%, due 09/01/39	4,065,768	0.1
1,656,069		4.500%, due 10/01/39	1,759,660	0.1
24,347		4.500%, due 12/01/39	25,870	0.0
955,690		4.500%, due 01/01/40	1,015,471	0.0
915,481		4.500%, due 01/01/40	972,746	0.0
380,239		4.500%, due 02/01/40	404,023	0.0
1,013,363		4.500%, due 02/01/40	1,076,751	0.1
3,128,769		4.500%, due 02/01/40	3,324,480	0.1
502,032		4.500%, due 02/01/40	533,435	0.0
43,128		4.500%, due 03/01/40	45,826	0.0
27,006		4.500%, due 03/01/40	28,695	0.0
68,664		4.500%, due 04/01/40	72,959	0.0
2,847,295		4.500%, due 06/01/40	3,025,399	0.1
46,046		4.500%, due 06/01/40	48,926	0.0
1,910,660		4.500%, due 07/01/40	2,030,175	0.1
430,420		4.500%, due 07/01/40	457,343	0.0
824,610		4.500%, due 07/01/40	876,191	0.0
98,964		4.500%, due 07/01/40	105,154	0.0
219,832		4.500%, due 07/01/40	233,583	0.0
119,429		4.500%, due 08/01/40	126,900	0.0
352,939		4.500%, due 08/01/40	375,016	0.0
374,212		4.500%, due 09/01/40	397,619	0.0
37,375,389		4.500%, due 09/01/40	39,713,295	1.1
2,355,786		4.500%, due 09/01/40	2,503,145	0.1
583,017		4.500%, due 09/01/40	619,486	0.0
128,356		4.500%, due 09/01/40	136,385	0.0
53,472		4.500%, due 10/01/40	56,817	0.0
827,754		4.500%, due 10/01/40	879,532	0.0
32,417		4.500%, due 11/01/40	34,444	0.0
742,020		4.500%, due 11/01/40	788,435	0.0
50,665		4.500%, due 11/01/40	53,834	0.0
139,229		4.500%, due 11/01/40	147,938	0.0
30,028		4.500%, due 12/01/40	31,906	0.0
297,086		4.500%, due 12/01/40	315,669	0.0
399,413		4.500%, due 12/01/40	424,397	0.0
730,035		4.500%, due 01/01/41	775,700	0.0
773,232		4.500%, due 02/01/41	821,599	0.0
853,709		4.500%, due 02/01/41	907,110	0.0
99,722		4.500%, due 02/01/41	105,960	0.0
662,979		4.500%, due 02/01/41	704,450	0.0
74,551		4.500%, due 02/01/41	79,215	0.0
332,380		4.500%, due 02/01/41	353,171	0.0
706,209		4.500%, due 03/01/41	750,384	0.0
1,980,330		4.500%, due 03/01/41	2,104,204	0.1
1,901,739		4.500%, due 03/01/41	2,020,697	0.1
318,499		4.500%, due 03/01/41	338,422	0.0
2,735,169		4.500%, due 03/01/41	2,906,259	0.1
32,399		4.500%, due 03/01/41	34,426	0.0
888,330		4.500%, due 03/01/41	943,897	0.0
138,066		4.500%, due 04/01/41	147,263	0.0
99,857		4.500%, due 04/01/41	106,103	0.0
6,486,187		4.500%, due 04/01/41	6,891,911	0.2
1,624,513		4.500%, due 04/01/41	1,726,130	0.1
1,449,613		4.500%, due 04/01/41	1,540,289	0.1
18,394,617		4.500%, due 04/01/41	19,545,237	0.6
69,019		4.500%, due 04/01/41	73,336	0.0
480,082		4.500%, due 04/01/41	510,112	0.0
2,947,549		4.500%, due 04/01/41	3,131,925	0.1
292,495		4.500%, due 04/01/41	310,792	0.0
1,985,661		4.500%, due 04/01/41	2,109,868	0.1
35,541		4.500%, due 04/01/41	37,764	0.0
1,691,635		4.500%, due 04/01/41	1,797,450	0.1
885,361		4.500%, due 05/01/41	940,742	0.0
202,020		4.500%, due 05/01/41	214,657	0.0
33,775		4.500%, due 05/01/41	35,887	0.0
3,430,528		4.500%, due 05/01/41	3,645,114	0.1
117,920		4.500%, due 05/01/41	125,296	0.0
634,813		4.500%, due 05/01/41	674,521	0.0
243,399		4.500%, due 05/01/41	258,624	0.0
2,277,745		4.500%, due 05/01/41	2,420,223	0.1
388,138		4.500%, due 05/01/41	412,417	0.0
3,928,871		4.500%, due 05/01/41	4,174,630	0.1
69,032		4.500%, due 05/01/41	73,350	0.0
2,893,046		4.500%, due 05/01/41	3,074,012	0.1
403,726		4.500%, due 05/01/41	428,979	0.0
2,861,880		4.500%, due 05/01/41	3,040,896	0.1
409,214		4.500%, due 05/01/41	434,812	0.0
10,257,795		4.500%, due 05/01/41	10,899,441	0.3
1,020,997		4.500%, due 06/01/41	1,084,863	0.1
1,013,328		4.500%, due 06/01/41	1,076,713	0.1
120,857		4.500%, due 06/01/41	128,417	0.0
2,990,736		4.500%, due 06/01/41	3,177,813	0.1
2,026,096		4.500%, due 06/01/41	2,152,833	0.1
168,653		4.500%, due 07/01/41	179,203	0.0
499,308		4.500%, due 07/01/41	530,541	0.0
403,280		4.500%, due 07/01/41	428,506	0.0
499,435		4.500%, due 08/01/41	530,676	0.0
594,774		4.500%, due 08/01/41	631,978	0.0
439,058		4.541%, due 12/01/36	460,865	0.0
38,000,000		5.000%, due 10/15/33	40,879,697	1.1
868,787		5.000%, due 02/01/34	939,087	0.0
1,794,855		5.000%, due 03/01/34	1,940,088	0.1
16,870,528		5.000%, due 06/01/34	18,230,363	0.5
4,726,956		5.000%, due 03/01/35	5,107,968	0.2
155,395		5.000%, due 11/01/36	167,702	0.0
6,000,000	W	5.500%, due 10/15/18	6,501,564	0.2
635,843		5.500%, due 06/01/23	696,984	0.0
1,015,562		5.500%, due 02/01/24	1,113,214	0.1
50,070		5.500%, due 01/01/32	54,720	0.0
239,859		5.500%, due 10/01/33	262,211	0.0
337,878		5.500%, due 10/01/33	369,364	0.0
166,036		5.500%, due 11/01/33	181,508	0.0
9,475		5.500%, due 11/01/33	10,358	0.0
97,005		5.500%, due 11/01/33	106,045	0.0
151,621		5.500%, due 11/01/33	165,750	0.0
226,550		5.500%, due 12/01/33	247,662	0.0
14,179		5.500%, due 12/01/33	15,500	0.0
1,242,148		5.500%, due 12/01/33	1,357,900	0.1
2,202,994		5.500%, due 12/01/33	2,408,285	0.1
307,283		5.500%, due 12/01/33	335,917	0.0
199,358		5.500%, due 12/01/33	217,936	0.0
116,187		5.500%, due 01/01/34	126,941	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
268,488	5.500%, due 01/01/34	$293,340	0.0
240,905	5.500%, due 01/01/34	263,354	0.0
645,202	5.500%, due 11/01/34	704,923	0.0
353,079	5.500%, due 11/01/34	388,740	0.0
207,544	5.500%, due 01/01/35	228,506	0.0
83,106	5.500%, due 01/01/35	90,798	0.0
119,213	5.500%, due 02/01/35	130,173	0.0
18,728,741	5.500%, due 02/01/35	20,462,319	0.6
390,957	5.500%, due 03/01/35	430,444	0.0
15,740	5.500%, due 02/01/36	17,176	0.0
344,927	5.500%, due 04/01/36	375,939	0.0
328,523	5.500%, due 05/01/36	358,059	0.0
12,362,475	5.500%, due 07/01/36	13,506,776	0.4
617,257	5.500%, due 09/01/36	674,778	0.0
141,270	5.500%, due 11/01/36	153,971	0.0
102,933	5.500%, due 11/01/36	112,187	0.0
91,031	5.500%, due 12/01/36	99,215	0.0
233,350	5.500%, due 12/01/36	254,329	0.0
125,984	5.500%, due 12/01/36	137,311	0.0
772,973	5.500%, due 01/01/37	842,468	0.0
1,366,918	5.500%, due 01/01/37	1,487,463	0.1
198,365	5.500%, due 01/01/37	216,200	0.0
165,117	5.500%, due 04/01/37	179,679	0.0
84,013	5.500%, due 07/01/37	91,422	0.0
339,168	5.500%, due 07/01/37	369,079	0.0
153,350	5.500%, due 08/01/37	166,874	0.0
4,424,209	5.500%, due 03/01/38	4,871,054	0.2
139,120	5.500%, due 06/01/38	151,628	0.0
84,113	5.500%, due 09/01/39	91,675	0.0
214,950	5.500%, due 05/01/40	233,503	0.0
330,786	5.500%, due 06/01/40	359,337	0.0
204,943	6.000%, due 09/01/21	221,351	0.0
1,760,283	6.000%, due 06/01/22	1,943,022	0.1
185,045	6.000%, due 09/01/22	204,255	0.0
195,354	6.000%, due 10/01/22	215,634	0.0
399,059	6.000%, due 01/01/23	440,486	0.0
9,622	6.000%, due 03/01/24	10,633	0.0
4,757,230	6.000%, due 12/01/26	5,234,737	0.2
4,172,445	6.000%, due 08/01/27	4,588,647	0.1
5,016,400	6.000%, due 09/01/27	5,516,786	0.2
5,170,124	6.000%, due 10/01/27	5,685,843	0.2
10,029,071	6.000%, due 11/01/27	11,029,471	0.3
792,460	6.000%, due 11/01/28	880,795	0.0
3,630	6.000%, due 04/01/31	4,032	0.0
3,566	6.000%, due 01/01/32	3,962	0.0
9,215	6.000%, due 11/01/32	10,236	0.0
646,725	6.000%, due 01/01/33	710,735	0.0
37,345	6.000%, due 09/01/33	41,485	0.0
8,829	6.000%, due 01/01/34	9,803	0.0
9,377	6.000%, due 02/01/34	10,411	0.0
111,443	6.000%, due 05/01/35	123,029	0.0
86,188	6.000%, due 07/01/35	95,149	0.0
86,809	6.000%, due 07/01/35	95,834	0.0
5,537	6.000%, due 10/01/35	6,113	0.0
718,600	6.000%, due 12/01/35	793,312	0.0
3,839,169	6.000%, due 12/01/35	4,238,322	0.1
17,665	6.000%, due 02/01/36	19,458	0.0
782,627	6.000%, due 02/01/36	862,039	0.0
16,193	6.000%, due 02/01/36	17,836	0.0
711,161	6.000%, due 03/01/36	783,322	0.0
321,859	6.000%, due 04/01/36	354,518	0.0
340,472	6.000%, due 05/01/36	375,019	0.0
207,439	6.000%, due 05/01/36	228,487	0.0
428,996	6.000%, due 06/01/36	472,525	0.0
151,255	6.000%, due 07/01/36	166,603	0.0
126,830	6.000%, due 07/01/36	139,699	0.0
186,150	6.000%, due 07/01/36	205,039	0.0
1,464,568	6.000%, due 07/01/36	1,616,837	0.1
17,003	6.000%, due 07/01/36	18,728	0.0
660,239	6.000%, due 08/01/36	727,232	0.0
65,059	6.000%, due 08/01/36	71,661	0.0
7,359,539	6.000%, due 08/01/36	8,106,302	0.2
56,987	6.000%, due 08/01/36	62,769	0.0
551,724	6.000%, due 08/01/36	607,707	0.0
184,143	6.000%, due 08/01/36	202,828	0.0
129,574	6.000%, due 09/01/36	142,722	0.0
264,879	6.000%, due 09/01/36	294,152	0.0
142,557	6.000%, due 09/01/36	159,428	0.0
306,193	6.000%, due 09/01/36	337,262	0.0
125,121	6.000%, due 09/01/36	137,817	0.0
331,390	6.000%, due 09/01/36	365,016	0.0
48,380	6.000%, due 09/01/36	53,289	0.0
25,303	6.000%, due 09/01/36	27,870	0.0
63,283	6.000%, due 09/01/36	69,704	0.0
321,951	6.000%, due 09/01/36	354,619	0.0
44,418	6.000%, due 10/01/36	48,925	0.0
190,482	6.000%, due 10/01/36	209,810	0.0
14,217	6.000%, due 10/01/36	15,659	0.0
95,636	6.000%, due 10/01/36	105,340	0.0
967,238	6.000%, due 10/01/36	1,065,382	0.0
284,003	6.000%, due 10/01/36	312,821	0.0
104,238	6.000%, due 10/01/36	114,815	0.0
200,260	6.000%, due 10/01/36	220,580	0.0
20,806	6.000%, due 10/01/36	22,917	0.0
249,183	6.000%, due 10/01/36	274,467	0.0
1,998,218	6.000%, due 10/01/36	2,200,974	0.1
162,007	6.000%, due 10/01/36	178,445	0.0
142,382	6.000%, due 11/01/36	156,829	0.0
14,819	6.000%, due 11/01/36	16,380	0.0
105,236	6.000%, due 11/01/36	115,915	0.0
213,626	6.000%, due 11/01/36	235,302	0.0
200,777	6.000%, due 11/01/36	221,149	0.0
424,939	6.000%, due 12/01/36	468,986	0.0
70,645	6.000%, due 12/01/36	77,813	0.0
249,991	6.000%, due 12/01/36	275,357	0.0
26,992	6.000%, due 12/01/36	29,731	0.0
947,274	6.000%, due 12/01/36	1,043,393	0.0
341,211	6.000%, due 12/01/36	375,833	0.0
114,112	6.000%, due 01/01/37	125,691	0.0
10,776	6.000%, due 01/01/37	11,874	0.0
58,060	6.000%, due 01/01/37	63,941	0.0
731,733	6.000%, due 01/01/37	805,982	0.0
159,715	6.000%, due 01/01/37	175,922	0.0
813,207	6.000%, due 01/01/37	895,722	0.0
1,883,088	6.000%, due 02/01/37	2,074,162	0.1
365,183	6.000%, due 02/01/37	401,439	0.0
362,992	6.000%, due 02/01/37	399,030	0.0
262,072	6.000%, due 02/01/37	288,664	0.0
616,105	6.000%, due 03/01/37	678,620	0.0
10,993	6.000%, due 03/01/37	12,085	0.0
210,112	6.000%, due 03/01/37	230,972	0.0
85,251	6.000%, due 03/01/37	93,715	0.0
173,507	6.000%, due 03/01/37	190,732	0.0
703,101	6.000%, due 04/01/37	772,905	0.0
346,561	6.000%, due 04/01/37	380,968	0.0
470,456	6.000%, due 04/01/37	517,164	0.0
251,685	6.000%, due 04/01/37	276,672	0.0
547,104	6.000%, due 04/01/37	601,421	0.0
350,739	6.000%, due 04/01/37	385,560	0.0
329,213	6.000%, due 04/01/37	361,898	0.0
27,429	6.000%, due 04/01/37	30,229	0.0
25,641	6.000%, due 04/01/37	28,187	0.0
690,944	6.000%, due 04/01/37	759,542	0.0
994,429	6.000%, due 04/01/37	1,095,332	0.1
683,234	6.000%, due 04/01/37	751,066	0.0
122,786	6.000%, due 04/01/37	134,977	0.0
13,428	6.000%, due 04/01/37	14,761	0.0
59,941	6.000%, due 04/01/37	65,892	0.0
243,473	6.000%, due 04/01/37	267,645	0.0
30,877	6.000%, due 04/01/37	33,943	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
17,467		6.000%, due 04/01/37	$19,239	0.0
13,953		6.000%, due 04/01/37	15,360	0.0
2,059,519		6.000%, due 04/01/37	2,263,991	0.1
319,466		6.000%, due 04/01/37	351,183	0.0
538,522		6.000%, due 05/01/37	591,987	0.0
338,405		6.000%, due 05/01/37	372,743	0.0
461,808		6.000%, due 05/01/37	508,378	0.0
110,501		6.000%, due 05/01/37	121,471	0.0
1,196,595		6.000%, due 05/01/37	1,315,395	0.1
9,935		6.000%, due 05/01/37	10,921	0.0
79,434		6.000%, due 05/01/37	87,320	0.0
355,473		6.000%, due 05/01/37	390,765	0.0
294,097		6.000%, due 05/01/37	323,295	0.0
267,350		6.000%, due 05/01/37	293,893	0.0
12,199		6.000%, due 05/01/37	13,410	0.0
353,805		6.000%, due 05/01/37	389,484	0.0
59,870		6.000%, due 05/01/37	65,814	0.0
451,853		6.000%, due 05/01/37	496,714	0.0
30,847		6.000%, due 06/01/37	33,910	0.0
337,901		6.000%, due 06/01/37	371,977	0.0
257,207		6.000%, due 06/01/37	283,145	0.0
3,744,692		6.000%, due 06/01/37	4,116,469	0.1
105,007		6.000%, due 06/01/37	115,432	0.0
65,992		6.000%, due 06/01/37	72,544	0.0
88,536		6.000%, due 06/01/37	97,326	0.0
299,445		6.000%, due 06/01/37	329,174	0.0
324,320		6.000%, due 06/01/37	356,519	0.0
482,141		6.000%, due 06/01/37	530,008	0.0
395,778		6.000%, due 06/01/37	435,072	0.0
452,328		6.000%, due 06/01/37	498,225	0.0
145,730		6.000%, due 06/01/37	160,199	0.0
34,970		6.000%, due 06/01/37	38,442	0.0
50,599		6.000%, due 06/01/37	55,623	0.0
823,316		6.000%, due 07/01/37	905,056	0.0
1,135,111		6.000%, due 07/01/37	1,247,806	0.1
9,795		6.000%, due 07/01/37	10,768	0.0
183,155		6.000%, due 07/01/37	204,453	0.0
93,279		6.000%, due 07/01/37	103,225	0.0
268,472		6.000%, due 07/01/37	295,126	0.0
211,239		6.000%, due 07/01/37	232,211	0.0
84,272		6.000%, due 07/01/37	92,639	0.0
322,736		6.000%, due 07/01/37	354,778	0.0
34,097		6.000%, due 07/01/37	37,482	0.0
56,066		6.000%, due 07/01/37	61,632	0.0
113,700		6.000%, due 07/01/37	124,988	0.0
829,380		6.000%, due 07/01/37	911,721	0.0
305,374		6.000%, due 07/01/37	335,692	0.0
126,659		6.000%, due 07/01/37	139,234	0.0
11,375		6.000%, due 07/01/37	12,504	0.0
110,334		6.000%, due 07/01/37	121,461	0.0
1,592,269		6.000%, due 07/01/37	1,750,352	0.1
545,235		6.000%, due 07/01/37	599,367	0.0
76,430		6.000%, due 07/01/37	84,018	0.0
67,630		6.000%, due 07/01/37	75,253	0.0
552,927		6.000%, due 07/01/37	607,822	0.0
158,656		6.000%, due 07/01/37	174,787	0.0
166,345		6.000%, due 08/01/37	182,860	0.0
172,291		6.000%, due 08/01/37	189,396	0.0
643,759		6.000%, due 08/01/37	709,080	0.0
55,285		6.000%, due 08/01/37	61,016	0.0
920,021		6.000%, due 08/01/37	1,011,362	0.0
1,155,960		6.000%, due 08/01/37	1,270,725	0.1
850,546		6.000%, due 08/01/37	934,990	0.0
239,276		6.000%, due 08/01/37	263,032	0.0
1,218,614		6.000%, due 08/01/37	1,341,504	0.1
333,848		6.000%, due 08/01/37	366,993	0.0
187,532		6.000%, due 08/01/37	206,151	0.0
334,489		6.000%, due 08/01/37	367,698	0.0
952,054		6.000%, due 08/01/37	1,046,575	0.0
160,068		6.000%, due 09/01/37	175,960	0.0
377,445		6.000%, due 09/01/37	414,919	0.0
433,561		6.000%, due 09/01/37	476,605	0.0
777,796		6.000%, due 09/01/37	855,017	0.0
386,452		6.000%, due 09/01/37	424,820	0.0
730,798		6.000%, due 09/01/37	803,353	0.0
269,448		6.000%, due 09/01/37	296,199	0.0
28,407		6.000%, due 09/01/37	31,228	0.0
650,686		6.000%, due 09/01/37	715,287	0.0
80,903		6.000%, due 09/01/37	88,935	0.0
2,870,471		6.000%, due 09/01/37	3,155,455	0.1
210,396		6.000%, due 09/01/37	231,285	0.0
206,921		6.000%, due 09/01/37	227,465	0.0
341,816		6.000%, due 09/01/37	376,500	0.0
5,682,394		6.000%, due 09/01/37	6,246,550	0.2
60,323		6.000%, due 10/01/37	66,312	0.0
1,541,264		6.000%, due 10/01/37	1,694,282	0.1
257,785		6.000%, due 10/01/37	283,379	0.0
23,999		6.000%, due 10/01/37	26,381	0.0
191,164		6.000%, due 10/01/37	210,143	0.0
359,092		6.000%, due 10/01/37	394,743	0.0
118,791		6.000%, due 10/01/37	130,585	0.0
692,850		6.000%, due 10/01/37	761,637	0.0
233,628		6.000%, due 10/01/37	256,823	0.0
160,979		6.000%, due 12/01/37	178,370	0.0
592,358		6.000%, due 12/01/37	653,698	0.0
272,648		6.000%, due 02/01/38	299,717	0.0
1,154,536		6.000%, due 02/01/38	1,269,160	0.1
14,563		6.000%, due 03/01/38	16,009	0.0
37,393		6.000%, due 03/01/38	41,106	0.0
479,263		6.000%, due 04/01/38	526,844	0.0
737,007		6.000%, due 07/01/38	809,718	0.0
360,773		6.000%, due 07/01/38	396,366	0.0
427,424		6.000%, due 07/01/38	469,592	0.0
420,476		6.000%, due 07/01/38	461,958	0.0
128,272		6.000%, due 07/01/38	140,927	0.0
448,368		6.000%, due 08/01/38	493,583	0.0
236,014		6.000%, due 08/01/38	259,298	0.0
197,436		6.000%, due 08/01/38	216,915	0.0
598,376		6.000%, due 09/01/38	657,409	0.0
131,530		6.000%, due 09/01/38	144,507	0.0
84,834		6.000%, due 09/01/38	93,204	0.0
329,961		6.000%, due 09/01/38	362,720	0.0
336,515		6.000%, due 09/01/38	369,714	0.0
847,428		6.000%, due 09/01/38	931,032	0.0
2,382,083		6.000%, due 09/01/38	2,617,090	0.1
144,014		6.000%, due 09/01/38	158,311	0.0
193,195		6.000%, due 10/01/38	212,255	0.0
578,134		6.000%, due 10/01/38	635,171	0.0
25,638		6.000%, due 10/01/38	28,167	0.0
50,501		6.000%, due 10/01/38	55,483	0.0
35,315		6.000%, due 10/01/38	38,799	0.0
22,746		6.000%, due 10/01/38	24,990	0.0
841,695		6.000%, due 10/01/38	924,734	0.0
94,937		6.000%, due 10/01/38	104,303	0.0
1,459,640		6.000%, due 11/01/38	1,603,643	0.1
29,355		6.000%, due 11/01/38	32,252	0.0
26,758		6.000%, due 11/01/38	29,398	0.0
727,345		6.000%, due 11/01/38	799,103	0.0
79,152		6.000%, due 11/01/38	86,961	0.0
1,114,808		6.000%, due 12/01/38	1,229,108	0.1
775,870		6.000%, due 12/01/38	852,414	0.0
369,263		6.000%, due 12/01/38	405,693	0.0
327,633		6.000%, due 08/01/39	360,160	0.0
803,289		6.000%, due 09/01/39	883,041	0.0
55,000,000	W	6.000%, due 10/01/39	60,336,732	1.7
660,148		6.000%, due 12/01/39	725,688	0.0
557,477		6.000%, due 09/01/40	616,134	0.0
1,834		6.500%, due 11/01/15	1,983	0.0
31,923		6.500%, due 09/01/16	35,071	0.0
6,893		6.500%, due 02/01/17	7,573	0.0

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Federal National Mortgage Association (continued)
5,676			6.500%, due 02/01/17	$6,236	0.0
5,416			6.500%, due 02/01/17	5,950	0.0
4,161			6.500%, due 03/01/17	4,572	0.0
40,221			6.500%, due 04/01/17	44,189	0.0
891			6.500%, due 06/01/29	1,010	0.0
64,076			6.500%, due 04/01/32	72,113	0.0
31,136			6.500%, due 03/01/38	35,138	0.0
3,742,763			6.500%, due 06/17/38	3,919,543	0.1
				1,291,566,941	35.3
			Government National Mortgage Association: 0.0%
223,324			2.125%, due 10/20/29	231,538	0.0
223,007			2.375%, due 01/20/27	231,033	0.0
279,492			2.625%, due 08/20/27	290,239	0.0
				752,810	0.0
			Total U.S. Government Agency Obligations
			(Cost $1,451,915,968)	1,477,327,064	40.4

Shares

				Value	Percentage of Net Assets
COMMON STOCK: —%
			Consumer Discretionary: —%
192,000		X	General Motors Co.	$—	—
			Total Common Stock
			(Cost $0)	—	—
PREFERRED STOCK: 1.1%
			Financials: 1.1%
39,000			Wells Fargo & Co.	40,289,340	1.1
			Total Preferred Stock
			(Cost $30,874,800)	40,289,340	1.1

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
			Options on Exchange Traded Futures Contracts: 0.0%
420		@	90-Day Eurodollar December Futures, Strike @ 96.750, Exp. 12/19/11 Counterparty: 90-Day Eurodollar December Futures	$2,625	0.0
2,330		@	90-Day Eurodollar December Futures, Strike @ 96.500, Exp. 12/19/11	14,563	0.0
11,889		@	90-Day Eurodollar September Futures, Strike @ 93.000, Exp. 09/17/12	74,306	0.0
				91,494	0.0
			Options on Interest Rate Swaptions: 0.0%
50,300,000		@	Put OTC Swaption, Strike @ 1.250%, Exp. 04/30/12	347,082	0.0
			Total Purchased Options
			(Cost $315,341)	438,576	0.0
			Total Long-Term Investments
			(Cost $4,072,138,414)	4,147,782,859	113.3

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.6%
			U.S. Treasury Bills: 0.0%
260,000			United States Treasury Bill, 03/08/12
			(Cost $259,979)	$259,949	0.0
			Securities Lending Collateral(cc)(1): 2.3%
2,280,616		R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	1,824,493	0.1
81,887,334			BNY Mellon Overnight Government Fund	81,887,334	2.2
				83,711,827	2.3
			Foreign Government Bonds: 17.2%
JPY	960,000,000	Z	Japan Treasury Discount Bill, 10/17/11	12,445,922	0.3
JPY	12,820,000,000	Z	Japan Treasury Discount Bill, 10/24/11	166,242,975	4.6
JPY	27,880,000,000	Z	Japan Treasury Discount Bill, 10/31/11	361,552,163	9.9
JPY	3,710,000,000	Z	Japan Treasury Discount Bill, 11/14/11	48,094,863	1.3
JPY	1,800,000,000	Z	Japan Treasury Discount Bill, 11/21/11	23,334,001	0.6
MXN	247,760,000	Z	Mexico Cetes, 10/06/11	17,853,114	0.5
				629,523,038	17.2
			Certificates of Deposit: 0.1%
3,100,000			Itaú Unibanco, 12/05/11
			(Cost $3,091,972)	3,093,242	0.1
			Total Short-Term Investments
			(Cost $711,826,301)	716,588,056	19.6
			Total Investments in Securities (Cost $4,783,964,715)*	$4,864,370,915	132.9
			Liabilities in Excess of Other Assets	(1,205,096,967)	(32.9)
			Net Assets	$3,659,273,948	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SGD	Singapore Dollar

Cost for federal income tax purposes is $4,785,136,384.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$171,124,475
	Gross Unrealized Depreciation	(91,889,944)
	Net Unrealized appreciation	$79,234,531

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	40,289,340	—	—	40,289,340
Purchased Options	91,494	347,082	—	438,576
Corporate Bonds/Notes	8,851,973	1,177,196,811	8,042,040	1,194,090,824
Collateralized Mortgage Obligations	—	198,761,826	481,726	199,243,552
Municipal Bonds	—	154,469,665	—	154,469,665
Short-Term Investments	81,887,334	632,876,229	1,824,493	716,588,056
Foreign Government Bonds	—	232,910,948	4,826,396	237,737,344
U.S. Treasury Obligations	—	759,162,429	—	759,162,429
U.S. Government Agency Obligations	—	1,477,327,064	—	1,477,327,064
Asset-Backed Securities	—	85,024,065	—	85,024,065
Total Investments, at value	$131,120,141	$4,718,076,119	$15,174,655	$4,864,370,915
Other Financial Instruments+
Futures	16,695,683	—	—	16,695,683
Swaps	—	40,530,476	—	40,530,476
Forward Foreign Currency Contracts	—	34,157,757	—	34,157,757
Total Assets	$147,815,824	$4,792,764,352	$15,174,655	$4,955,754,831
Liabilities Table
Other Financial Instruments+
Written Options	$(101,788)	$(4,920,507)	$—	$(5,022,295)
Swaps	—	(72,938,117)	—	(72,938,117)
Forward Foreign Currency Contracts	—	(42,432,041)	—	(42,432,041)
Total Liabilities	$(101,788)	$(120,290,665)	$—	$(120392,453)

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$—	$—	$—	$—	$8,042,040	$—	$8,042,040
Collateralized Mortgage Obligations	582,999	—	(11,156)	(329)	(384)	(2,876)		(86,528)	481,726
Other Bonds	—	930,485	—	4,287	—	(119,616)	4,011,240	—	4,826,396
Short-Term Investments	1,824,493	—	—	—	—	—	—	—	1,824,493
Total Investments, at value	$2,407,492	$930,485	$(11,156)	$3,958	$(384)	$(122,492)	$12,053,280	$(86,528)	$15,174,655

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(122,492).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	3,486,000	Buy	10/19/11	$5,026,167	$4,669,682	$(356,485)
Barclays Bank PLC	Philippine Peso	6,345,000	Buy	11/15/11	141,693	144,745	3,052
Barclays Bank PLC	Philippine Peso	8,200,000	Buy	11/15/11	184,477	187,062	2,585
Barclays Bank PLC	Philippine Peso	8,200,000	Buy	11/15/11	185,143	187,062	1,919
Barclays Bank PLC	Philippine Peso	8,100,000	Buy	11/15/11	183,673	184,781	1,108
Barclays Bank PLC	Philippine Peso	19,300,000	Buy	11/15/11	435,077	440,281	5,204
Barclays Bank PLC	Chinese Yuan	12,266,000	Buy	11/15/11	1,887,658	1,921,820	34,162
Barclays Bank PLC	Chinese Yuan	3,859,000	Buy	11/15/11	600,623	604,623	4,000
Barclays Bank PLC	Chinese Yuan	3,385,089	Buy	02/13/12	529,450	531,480	2,030
Barclays Bank PLC	Indian Rupee	150,013,400	Buy	11/18/11	3,261,870	3,040,554	(221,316)
Barclays Bank PLC	Taiwan New Dollar	79,567,470	Buy	01/11/12	2,776,255	2,619,302	(156,953)
Barclays Bank PLC	Chinese Yuan	42,813,000	Buy	06/01/12	6,700,000	6,742,864	42,864
BNP Paribas Bank	Japanese Yen	27,260,000,000	Buy	10/17/11	350,145,273	353,513,432	3,368,159
Citigroup, Inc.	Philippine Peso	16,000,000	Buy	11/15/11	360,929	364,999	4,070
Citigroup, Inc.	Philippine Peso	22,105,000	Buy	11/15/11	500,000	504,270	4,270
Citigroup, Inc.	Philippine Peso	26,730,000	Buy	11/15/11	600,000	609,778	9,778
Citigroup, Inc.	Philippine Peso	26,334,000	Buy	11/15/11	600,000	600,744	744
Citigroup, Inc.	Philippine Peso	21,750,000	Buy	11/15/11	500,000	496,172	(3,828)
Citigroup, Inc.	Philippine Peso	17,358,000	Buy	11/15/11	400,000	395,979	(4,021)
Citigroup, Inc.	Philippine Peso	12,930,000	Buy	11/15/11	300,000	294,965	(5,035)
Citigroup, Inc.	EU Euro	822,000	Buy	10/19/11	1,128,351	1,101,113	(27,238)
Citigroup, Inc.	Japanese Yen	1,500,000	Buy	10/17/11	19,612	19,452	(160)
Citigroup, Inc.	EU Euro	1,759,000	Buy	10/19/11	2,533,159	2,356,274	(176,885)
Citigroup, Inc.	EU Euro	1,616,000	Buy	10/19/11	2,307,215	2,164,718	(142,497)
Citigroup, Inc.	Japanese Yen	1,240,351,000	Buy	10/17/11	15,435,603	16,085,134	649,531
Citigroup, Inc.	Philippine Peso	511,133,700	Buy	03/15/12	11,723,250	11,591,464	(131,786)
Citigroup, Inc.	Indonesian Rupiah	22,911,020,000	Buy	01/31/12	2,525,187	2,574,443	49,256
Credit Suisse First Boston	EU Euro	5,221,000	Buy	10/19/11	7,370,277	6,993,807	(376,470)
Deutsche Bank AG	Indonesian Rupiah	13,469,000,000	Buy	10/31/11	1,452,183	1,527,842	75,659
Deutsche Bank AG	Chinese Yuan	137,557,951	Buy	02/01/13	21,707,109	21,604,805	(102,304)
Deutsche Bank AG	EU Euro	9,503,000	Buy	10/19/11	13,716,013	12,729,773	(986,240)
Deutsche Bank AG	Japanese Yen	23,000,000,000	Buy	10/24/11	292,395,430	298,298,086	5,902,656
Deutsche Bank AG	Mexican Peso	1,797,868	Buy	11/18/11	152,880	129,003	(23,877)
UBS Warburg LLC	Philippine Peso	22,025,000	Buy	11/15/11	500,000	502,445	2,445
Goldman Sachs & Co.	Philippine Peso	26,352,000	Buy	11/15/11	600,000	601,155	1,155
Goldman Sachs & Co.	EU Euro	143,000	Buy	10/19/11	192,285	191,556	(729)
HSBC	Turkish Lira	17,806,813	Buy	10/27/11	10,593,303	9,540,557	(1,052,746)
HSBC	Brazilian Real	38,654,640	Buy	11/03/11	23,772,841	20,384,568	(3,388,273)

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

HSBC	South African Rand	77,610,529	Buy	10/28/11	$11,030,020	$9,571,051	$(1,458,969)
HSBC	Mexican Peso	532,800,574	Buy	11/18/11	44,446,346	38,230,041	(6,216,305)
HSBC	Chinese Yuan	17,259,750	Buy	06/01/12	2,700,000	2,718,337	18,337
HSBC	Chinese Yuan	11,502,900	Buy	06/01/12	1,800,000	1,811,657	11,657
HSBC	Chinese Yuan	1,918,350	Buy	06/01/12	300,000	302,132	2,132
HSBC	Chinese Yuan	12,146,700	Buy	06/01/12	1,900,000	1,913,053	13,053
HSBC	Chinese Yuan	50,453,350	Buy	06/01/12	7,900,000	7,946,187	46,187
HSBC	Indonesian Rupiah	100,937,774,500	Buy	07/02/12	11,171,862	11,111,533	(60,329)
JPMorgan Chase & Co.	Singapore Dollar	18,718,485	Buy	12/09/11	15,539,815	14,314,087	(1,225,728)
JPMorgan Chase & Co.	South Korean Won	39,090,895,800	Buy	11/14/11	36,691,286	33,087,238	(3,604,048)
JPMorgan Chase & Co.	South African Rand	8,360,600	Buy	01/26/12	1,146,308	1,018,594	(127,714)
JPMorgan Chase & Co.	Chinese Yuan	25,388,000	Buy	06/01/12	4,000,000	3,998,501	(1,499)
JPMorgan Chase & Co.	Chinese Yuan	9,437,250	Buy	06/01/12	1,500,000	1,486,326	(13,674)
JPMorgan Chase & Co.	Malaysian Ringgit	23,788,633	Buy	04/23/12	7,843,268	7,409,683	(433,585)
JPMorgan Chase & Co.	Philippine Peso	22,185,000	Buy	11/15/11	500,000	506,095	6,095
JPMorgan Chase & Co.	Philippine Peso	35,280,000	Buy	11/15/11	800,000	804,824	4,824
JPMorgan Chase & Co.	Indian Rupee	501,730,000	Buy	07/12/12	10,794,535	10,017,503	(777,032)
JPMorgan Chase & Co.	Chinese Yuan	1,517,000	Buy	11/15/11	235,779	237,682	1,903
JPMorgan Chase & Co.	Chinese Yuan	9,480,000	Buy	11/15/11	1,475,946	1,485,313	9,367
JPMorgan Chase & Co.	Philippine Peso	12,930,000	Buy	11/15/11	300,000	294,965	(5,035)
Morgan Stanley	Chinese Yuan	24,204,100	Buy	06/01/12	3,800,000	3,812,042	12,042
Morgan Stanley	Philippine Peso	73,510,000	Buy	03/15/12	1,688,139	1,667,056	(21,083)
Royal Bank of Scotland	EU Euro	10,511,000	Buy	10/19/11	14,944,908	14,080,042	(864,866)
Royal Bank of Scotland	Singapore Dollar	4,900,000	Buy	12/09/11	4,054,278	3,747,047	(307,231)
Royal Bank of Scotland	Indonesian Rupiah	28,433,200,000	Buy	10/31/11	3,063,262	3,225,291	162,029
Royal Bank of Scotland	Chinese Yuan	10,944,707	Buy	11/15/11	1,691,347	1,714,801	23,454
UBS Warburg LLC	Singapore Dollar	900,000	Buy	12/09/11	744,386	688,233	(56,153)
UBS Warburg LLC	Singapore Dollar	2,000,000	Buy	12/09/11	1,651,255	1,529,407	(121,848)
							$(11,976,215)

Barclays Bank PLC	Turkish Lira	897,800	Sell	10/27/11	$500,000	$481,024	$18,976
Barclays Bank PLC	EU Euro	5,295,000	Sell	10/19/11	7,518,370	7,092,933	425,437
Barclays Bank PLC	Singapore Dollar	388,350	Sell	12/09/11	300,000	296,972	3,028
Barclays Bank PLC	Japanese Yen	28,073,239,000	Sell	10/17/11	359,695,198	364,059,687	(4,364,489)
Barclays Bank PLC	Japanese Yen	533,161,000	Sell	10/17/11	6,773,386	6,914,144	(140,758)
Barclays Bank PLC	British Pound	17,512,000	Sell	12/08/11	27,951,604	27,289,714	661,890
Barclays Bank PLC	Japanese Yen	145,000,000	Sell	11/21/11	1,891,111	1,881,360	9,751
Barclays Bank PLC	Japanese Yen	928,000,000	Sell	11/14/11	12,033,585	12,039,428	(5,843)
Barclays Bank PLC	Japanese Yen	928,000,000	Sell	11/14/11	12,019,233	12,039,428	(20,195)
Barclays Bank PLC	Mexican Peso	28,718,510	Sell	11/18/11	2,414,944	2,060,640	354,304
Barclays Bank PLC	Malaysian Ringgit	6,963,000	Sell	11/10/11	2,200,000	2,177,528	22,472
Barclays Bank PLC	Brazilian Real	1,378,160	Sell	11/03/11	800,000	726,774	73,226
Barclays Bank PLC	Malaysian Ringgit	310,400	Sell	11/10/11	100,000	97,071	2,929
BNP Paribas Bank	EU Euro	8,919,000	Sell	10/19/11	12,608,166	11,947,474	660,692
Citigroup, Inc.	Malaysian Ringgit	4,428,200	Sell	11/10/11	1,400,000	1,384,824	15,176
Citigroup, Inc.	Philippine Peso	161,357,000	Sell	11/15/11	3,700,000	3,680,954	19,046
Citigroup, Inc.	Philippine Peso	104,520,000	Sell	11/15/11	2,400,000	2,384,361	15,639
Citigroup, Inc.	Philippine Peso	47,756,500	Sell	11/15/11	1,100,000	1,089,444	10,556
Citigroup, Inc.	Canadian Dollar	49,000	Sell	11/17/11	49,459	46,707	2,752
Citigroup, Inc.	Mexican Peso	9,682	Sell	11/18/11	743	695	48
Citigroup, Inc.	Singapore Dollar	5,559,356	Sell	12/09/11	4,400,000	4,251,258	148,742
Citigroup, Inc.	Japanese Yen	620,000,000	Sell	10/31/11	7,977,098	8,041,877	(64,779)
Citigroup, Inc.	Japanese Yen	227,700,000	Sell	10/17/11	2,870,072	2,952,862	(82,790)
Citigroup, Inc.	Japanese Yen	387,000,000	Sell	11/21/11	5,046,093	5,021,286	24,807

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	Turkish Lira	2,799,075	Sell	10/27/11	$1,500,000	$1,499,692	$308
Credit Suisse First Boston	South Korean Won	473,400,000	Sell	11/14/11	400,000	400,694	(694)
Credit Suisse First Boston	South Korean Won	591,900,000	Sell	11/14/11	500,000	500,995	(995)
Credit Suisse First Boston	South Korean Won	4,235,400,000	Sell	11/14/11	3,600,000	3,584,919	15,081
Credit Suisse First Boston	EU Euro	6,896,000	Sell	10/19/11	9,979,084	9,237,557	741,527
Credit Suisse First Boston	Singapore Dollar	4,233,850	Sell	12/09/11	3,400,000	3,237,639	162,361
Credit Suisse First Boston	EU Euro	57,120,000	Sell	10/19/11	79,753,800	76,515,270	3,238,530
Deutsche Bank AG	Danish Krone	94,773,000	Sell	10/07/11	17,782,452	17,061,977	720,475
Deutsche Bank AG	Canadian Dollar	4,180,000	Sell	11/17/11	4,208,203	3,984,337	223,866
Deutsche Bank AG	Japanese Yen	222,700,000	Sell	10/17/11	2,805,281	2,888,021	(82,740)
Deutsche Bank AG	EU Euro	1,895,000	Sell	10/19/11	2,671,647	2,538,453	133,194
Deutsche Bank AG	EU Euro	4,500,000	Sell	10/19/11	6,344,280	6,027,989	316,291
Deutsche Bank AG	Japanese Yen	542,000,000	Sell	11/21/11	7,066,078	7,032,395	33,683
Deutsche Bank AG	Japanese Yen	35,820,000,000	Sell	10/24/11	453,110,868	464,566,845	(11,455,977)
Deutsche Bank AG	Japanese Yen	928,000,000	Sell	11/14/11	12,011,001	12,039,428	(28,427)
Deutsche Bank AG	Japanese Yen	926,000,000	Sell	11/14/11	11,985,503	12,013,481	(27,978)
Goldman Sachs & Co.	Canadian Dollar	250,000	Sell	11/17/11	241,649	238,298	3,351
Goldman Sachs & Co.	Singapore Dollar	2,116,330	Sell	12/09/11	1,700,000	1,618,365	81,635
HSBC	Indonesian Rupiah	28,349,500,000	Sell	10/31/11	3,100,000	3,215,797	(115,797)
HSBC	Indonesian Rupiah	28,365,000,000	Sell	10/31/11	3,100,000	3,217,555	(117,555)
HSBC	South African Rand	7,422,100	Sell	10/28/11	1,000,000	915,305	84,695
HSBC	Malaysian Ringgit	1,581,250	Sell	11/10/11	500,000	494,502	5,498
HSBC	Mexican Peso	1,394,534	Sell	11/18/11	111,960	100,062	11,898
HSBC	Chinese Yuan	1,270,100	Sell	06/01/12	200,000	200,035	(35)
HSBC	Chinese Yuan	1,269,400	Sell	06/01/12	200,000	199,925	75
JPMorgan Chase & Co.	Turkish Lira	1,973,400	Sell	10/27/11	1,100,000	1,057,311	42,689
JPMorgan Chase & Co.	South African Rand	14,565,780	Sell	10/28/11	1,800,000	1,796,275	3,725
JPMorgan Chase & Co.	South African Rand	1,616,480	Sell	10/28/11	200,000	199,347	653
JPMorgan Chase & Co.	EU Euro	2,000,000	Sell	11/02/11	2,719,620	2,678,857	40,763
JPMorgan Chase & Co.	South African Rand	6,706,530	Sell	10/28/11	900,000	827,060	72,940
JPMorgan Chase & Co.	EU Euro	51,283,000	Sell	10/19/11	72,850,835	68,696,299	4,154,536
JPMorgan Chase & Co.	South Korean Won	12,477,496,500	Sell	11/14/11	10,500,000	10,561,178	(61,178)
JPMorgan Chase & Co.	Malaysian Ringgit	1,241,200	Sell	11/10/11	400,000	388,158	11,842
JPMorgan Chase & Co.	Philippine Peso	17,388,000	Sell	11/15/11	400,000	396,663	3,337
JPMorgan Chase & Co.	EU Euro	9,588,000	Sell	10/19/11	13,639,314	12,843,635	795,679
JPMorgan Chase & Co.	Japanese Yen	5,681,000	Sell	10/17/11	72,455	73,672	(1,217)
JPMorgan Chase & Co.	Japanese Yen	227,700,000	Sell	10/17/11	2,867,758	2,952,861	(85,103)
JPMorgan Chase & Co.	Japanese Yen	27,260,000,000	Sell	10/31/11	350,385,604	353,583,163	(3,197,559)
JPMorgan Chase & Co.	Japanese Yen	363,000,000	Sell	11/21/11	4,732,725	4,709,888	22,837
JPMorgan Chase & Co.	Japanese Yen	363,000,000	Sell	11/21/11	4,732,725	4,709,888	22,837
JPMorgan Chase & Co.	Philippine Peso	13,056,000	Sell	03/15/12	300,000	296,083	3,917
Morgan Stanley	Turkish Lira	1,862,950	Sell	10/27/11	1,000,000	998,134	1,866
Morgan Stanley	Brazilian Real	692,680	Sell	11/03/11	400,000	365,286	34,714
Morgan Stanley	Brazilian Real	1,731,200	Sell	11/03/11	1,000,000	912,950	87,050
Morgan Stanley	Mexican Peso	105,339,000	Sell	11/18/11	7,800,000	7,558,390	241,610

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	Mexican Peso	51,155,600	Sell	11/18/11	$3,800,000	$3,670,568	$129,432
Morgan Stanley	Canadian Dollar	128,000	Sell	11/17/11	125,883	122,009	3,874
Morgan Stanley	EU Euro	57,120,000	Sell	10/19/11	79,596,720	76,515,270	3,081,450
Royal Bank of Scotland	EU Euro	3,100,000	Sell	10/19/11	4,206,576	4,152,614	53,962
Royal Bank of Scotland	Canadian Dollar	4,180,000	Sell	11/17/11	4,223,101	3,984,338	238,763
UBS Warburg LLC	Indonesian Rupiah	17,840,000,000	Sell	10/31/11	2,000,000	2,023,663	(23,663)
UBS Warburg LLC	Mexican Peso	9,588,600	Sell	11/18/11	700,000	688,011	11,989
UBS Warburg LLC	Singapore Dollar	518,200	Sell	12/09/11	400,000	396,269	3,731
UBS Warburg LLC	Japanese Yen	111,400,000	Sell	10/17/11	1,403,809	1,444,658	(40,849)
UBS Warburg LLC	Japanese Yen	170,500,000	Sell	10/17/11	2,149,602	2,211,080	(61,478)
UBS Warburg LLC	Mexican Peso	503,337,342	Sell	11/18/11	42,491,861	36,115,966	6,375,895
							$3,701,931

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on September 30, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	6,545	06/18/12	$1,626,596,125	$6,054,803
90-Day Eurodollar	2,493	09/17/12	619,635,150	1,429,812
90-Day Eurodollar	1,147	12/17/12	285,072,513	596,002
90-Day Eurodollar	2,425	03/18/13	602,612,500	2,647,246
90-Day Eurodollar	2,177	06/17/13	540,603,525	2,841,174
90-Day Eurodollar	802	09/16/13	198,936,100	1,174,827
90-Day Eurodollar	278	12/16/13	68,843,225	628,012
90-Day Eurodollar	275	03/17/14	67,990,313	723,038
90-Day Eurodollar	53	06/16/14	13,079,737	152,816
90-Day Eurodollar (NYL)	89	12/19/12	22,119,838	80,023
90-Day Eurodollar (NYL)	487	03/18/13	121,019,488	139,010
U.S. Treasury 10-Year Note	386	12/20/11	50,216,187	228,920
			$4,216,724,701	$16,695,683

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

	Reference	Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Payments Paid/	Unrealized Appreciation/
Counterparty	Entity/Obligation	Protection	Rate (%)	Date	Amount(2)		Value(3)	(Received)	(Depreciation)
Deutsche Bank AG	Lennar Corp.	Buy	(0.660)	12/20/11	USD	5,000,000	$21,144	$—	$21,144
Morgan Stanley	Sealed Air Corp.	Buy	(0.580)	09/20/13	USD	2,200,000	47,203	—	47,203
							$68,347	$—	$68,347

Credit Default Swaps on Credit Indices - Sell Protection(4)

	Reference	Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Payments Paid/	Unrealized Appreciation/
Counterparty	Entity/Obligation	Protection	Rate (%)	Date	Amount(2)		Value(3)	(Received)	(Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	$67,082	$89,469	$(22,387)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,200,000	280,286	446,456	(166,170)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	10,780	17,651	(6,871)
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	1,800,000	97,022	173,393	(76,371)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,800,000	1,067,243	1,769,301	(702,058)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	5,390	8,989	(3,599)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	5,390	8,790	(3,400)
HSBC Bank USA	CDX.EM.13 Index	Sell	0.500	06/20/15	USD	30,300,000	1,633,206	1,908,900	(275,694)
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,900,000	695,325	1,138,168	(442,843)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	167,094	274,064	(106,970)
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	4,800,000	284,752	523,523	(238,771)
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	2,500,000	148,308	280,355	(132,047)
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	5,900,000	350,008	602,754	(252,746)
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,600,000	94,917	168,549	(73,632)
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	83,053	146,916	(63,863)
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	900,000	53,391	101,045	(47,654)
Barclays Bank PLC	CDX.EM.15 Index	Sell	0.500	06/20/16	USD	2,900,000	173,369	334,054	(160,685)
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	3,300,000	197,282	412,967	(215,685)

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Reference	Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Payments Paid/	Unrealized Appreciation/
Counterparty	Entity/Obligation	Protection	Rate (%)	Date	Amount(2)		Value(3)	(Received)	(Depreciation)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,777,640	$8,612	$—	$8,612
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	23,536	—	23,536
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	25,247	—	25,247
BNP Paribas Bank	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	94,400,000	(1,499,205)	235,827	(1,735,032)
Credit Suisse First Boston	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	34,400,000	(546,320)	151,488	(697,808)
Deutsche Bank AG	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	5,600,000	(88,936)	24,844	(113,780)
Morgan Stanley	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	1,800,000	(28,586)	8,087	(36,673)
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	168,933	—	168,933
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	103,082	—	103,082
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	9,718	—	9,718
							3,589,979	8,825,590	$(5,235,611)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	0.850	03/20/13	1.686	USD	2,200,000	$(26,788)	$—	$(26,788)
Goldman Sachs & Co.	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	2.189	USD	1,500,000	(58,629)	(18,001)	(40,628)
UBS Warburg LLC	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	2.189	USD	1,500,000	(58,629)	(18,467)	(40,162)
UBS Warburg LLC	Federal Republic of Germany	Sell	0.250	06/20/16	1.074	USD	35,800,000	(1,337,474)	(322,166)	(1,015,308)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	500,000	(13,343)	(5,120)	(8,223)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	1.786	USD	1,000,000	(30,002)	(12,334)	(17,668)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	1.880	USD	22,200,000	(830,539)	(130,147)	(700,392)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.931	USD	9,100,000	(378,224)	(23,997)	(354,227)
Credit Suisse First Boston	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	2,000,000	(53,372)	(37,586)	(15,786)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	500,000	(13,343)	(4,782)	(8,561)
Goldman Sachs International	Federative Republic of Brazil	Sell	0.100	09/20/16	1.976	USD	1,400,000	(63,909)	(8,253)	(55,656)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	5,700,000	(152,111)	(44,855)	(107,256)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	3,000,000	(80,058)	(59,395)	(20,663)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	09/20/15	1.786	USD	1,800,000	(54,004)	(14,185)	(39,819)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.786	USD	500,000	(15,001)	(3,745)	(11,256)
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	2.549	USD	5,700,000	(131,259)	—	(131,259)
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	2.882	USD	1,800,000	69,737	—	69,737
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	2.882	USD	7,600,000	181,072	—	181,072
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	2.882	USD	6,200,000	174,142	—	174,142
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	2.882	USD	4,500,000	138,381	—	138,381
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	2.882	USD	3,600,000	150,983	—	150,983
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	2.929	USD	7,000,000	151,489	—	151,489
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	2.882	USD	4,200,000	120,652	—	120,652

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	2.882	USD	3,900,000	$155,253	$—	$155,253
Citigroup, Inc.	Government of France O.A.T.	Sell	0.250	06/20/16	1.792	USD	33,700,000	(2,295,530)	(785,215)	(1,510,315)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	2,300,000	(145,610)	(80,218)	(65,392)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	500,000	(31,654)	(14,835)	(16,819)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	1.713	USD	1,000,000	(58,473)	(16,205)	(42,268)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	500,000	(31,654)	(14,633)	(17,021)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	09/20/15	1.682	USD	1,400,000	(75,797)	(29,079)	(46,718)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	2,200,000	(139,279)	(76,658)	(62,621)
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	1.208	USD	2,000,000	(14,049)	15,915	(29,964)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/15	3.068	USD	13,500,000	(897,166)	(551,869)	(345,297)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	3.308	USD	2,300,000	(212,184)	(41,275)	(170,909)
Barclays Bank PLC	Morgan Stanley	Sell	0.100	09/20/12	5.429	USD	600,000	(25,040)	(10,941)	(14,099)
Goldman Sachs International	People’s Repblic of China	Sell	0.100	09/20/16	1.954	USD	300,000	(13,254)	1,557	(14,811)
Royal Bank of Scotland	People’s Repblic of China	Sell	0.100	09/20/16	1.954	USD	600,000	(26,508)	4,037	(30,545)
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	1.877	USD	1,000,000	(36,941)	10,412	(47,353)
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	1.755	USD	1,300,000	(34,958)	15,362	(50,320)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	06/20/16	1.918	USD	4,400,000	(178,594)	44,476	(223,070)
Morgan Stanley	People’s Republic of China	Sell	0.100	09/20/16	1.954	USD	1,500,000	(66,269)	8,637	(74,906)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	1.755	USD	4,000,000	(107,562)	48,680	(156,242)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	1.918	USD	4,300,000	(174,536)	42,489	(217,025)
HSBC Bank USA	Republic of France	Sell	0.250	09/20/16	1.825	USD	500,000	(36,423)	(18,423)	(18,000)
Morgan Stanley	Republic of France	Sell	0.250	09/20/16	1.825	USD	3,600,000	(262,243)	(163,334)	(98,909)
UBS AG	Republic of France	Sell	0.250	09/20/16	1.825	USD	400,000	(29,138)	(20,569)	(8,569)
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	2.721	USD	600,000	(38,145)	(10,915)	(27,230)
UBS AG	Republic of Indonesia	Sell	0.100	09/20/16	2.969	USD	900,000	(79,460)	(13,757)	(65,703)
UBS AG	Republic of Indonesia	Sell	0.100	09/20/16	2.969	USD	2,100,000	(185,408)	(30,163)	(155,245)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	4.686	USD	1,100,000	(159,693)	(19,604)	(140,089)
Royal Bank of Scotland Group PLC	Republic of Italy	Sell	1.000	03/20/16	4.679	USD	13,900,000	(1,928,504)	(465,700)	(1,462,804)
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	2.109	USD	700,000	(34,038)	466	(34,504)
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	2.109	USD	1,100,000	(53,488)	488	(53,976)
Citigroup, Inc.	Reynolds American Inc.	Sell	1.280	06/20/17	1.804	USD	2,600,000	(72,068)	—	(72,068)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	3.057	USD	300,000	(25,377)	(7,544)	(17,833)
Deutsche Bank AG	Ruplic of Kazakhstan	Sell	1.000	03/20/16	3.057	USD	300,000	(25,377)	(7,907)	(17,470)
HSBC Bank USA	Ruplic of Kazakhstan	Sell	1.000	03/20/16	3.057	USD	400,000	(33,836)	(10,220)	(23,616)
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	03/20/16	3.790	USD	900,000	(97,452)	(52,904)	(44,548)
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	06/20/16	3.799	USD	1,000,000	(113,639)	(54,585)	(59,054)
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	06/20/16	0.883	USD	23,100,000	123,294	434,148	(310,854)
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.757	USD	16,300,000	144,558	106,800	37,758
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.814	USD	1,000,000	7,645	18,932	(11,287)
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.814	USD	2,800,000	21,405	52,487	(31,082)

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.883	USD	1,400,000	$7,472	$22,781	$(15,309)
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	1.686	USD	2,000,000	(46,161)	(30,480)	(15,681)
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	1.686	USD	2,000,000	(46,161)	(31,105)	(15,056)
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	1.786	USD	1,000,000	(30,010)	(11,935)	(18,075)
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	1.928	USD	9,100,000	(376,886)	—	(376,886)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	1.686	USD	1,000,000	(23,080)	(15,552)	(7,528)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	1.880	USD	6,800,000	(254,340)	(43,985)	(210,355)
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	1.928	USD	9,400,000	(389,311)	20,755	(410,066)
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.430	EUR	13,700,000	(127,499)	(156,630)	29,131
								(10,883,397)	(2,640,851)	$(8,242,546)

(1)                         If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                         The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)                         The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)                         If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)                         Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on AUD-BBR-BBSW Counterparty: Citigroup, Inc.	06/15/17	AUD	2,100,000	$36,439	$15,563	$20,876
Receive a fixed rate equal to 5.000% and pay a floating rate based on AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/17	AUD	500,000	8,682	3,874	4,808
Receive a fixed rate equal to 5.000% and pay a floating rate based on AUD-BBR-BBSW Counterparty: Royal Bank of Scotland	06/15/17	AUD	2,100,000	36,466	16,464	20,002
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	13,700,000	206,783	13,785	192,998
Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse First Boston	01/02/13	BRL	134,600,000	2,532,579	40,123	2,492,456
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	78,300,000	1,230,936	8,513	1,222,423
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	11,900,000	189,460	(7,161)	196,621

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL	14,700,000	$399,410	$65,103	$334,307
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	2,400,000	10,116	—	10,116
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	800,000	8,798	399	8,399
Receive a fixed rate equal to 10.450% and pay a floating rate based on Brazil Cetip Interbank Counterparty: HSBC Bank USA	01/02/13	BRL	3,000,000	222	(2,175)	2,397
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	40,900,000	642,979	25,590	617,389
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	18,000,000	379,586	36,459	343,127
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	17,500,000	249,682	(5,845)	255,527
Receive a fixed rate equal to 10.530% and pay a floating rate based on Brazil Cetip Interbank Counterparty: HSBC Bank USA	01/02/14	BRL	4,000,000	(10,782)	(11,338)	556
Receive a fixed rate equal to 10.990% and pay a floating rate based on Brazil Cetip Interbank Counterparty: HSBC Bank USA	01/02/14	BRL	2,100,000	2,845	2,953	(108)
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL	1,600,000	40,953	5,708	35,245
Receive a fixed rate equal to 11.530% and pay a floating rate based on Brazil Cetip Interbank Counterparty: HSBC Bank USA	12/20/16	BRL	16,500,000	108,421	(8,856)	117,277
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	12,500,000	373,186	(7,147)	380,333
Receive a fixed rate equal to 10.455% and pay a floating rate based on Brazil Cetip Interbank Counterparty: Morgan Stanley	01/02/13	BRL	4,800,000	835	(2,069)	2,904
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	1,100,000	22,034	667	21,367
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	5,900,000	97,998	3,981	94,017
Receive a fixed rate equal to 10.580% and pay a floating rate based on Brazil Cetip Interbank Counterparty: Morgan Stanley	01/02/14	BRL	3,600,000	(7,954)	(6,930)	(1,024)
Receive a fixed rate equal to 11.670% and pay a floating rate based on Brazil Cetip Interbank Counterparty: Morgan Stanley	01/02/14	BRL	19,200,000	137,297	8,429	128,868
Receive a fixed rate equal to 12.540% and pay a floating rate based on Brazil Cetip Interbank Counterparty: Morgan Stanley	01/02/14	BRL	11,400,000	168,840	(7,250)	176,090
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	5,200,000	130,938	14,301	116,637

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	15,900,000	$199,455	$(60)	$199,515
Receive a fixed rate equal to 11.850% and pay a floating rate based on Brazil Cetip Interbank Counterparty: UBS AG	01/02/13	BRL	4,800,000	37,222	—	37,222
Receive a fixed rate equal to 10.770% and pay a floating rate based on Brazil Cetip Interbank Counterparty: UBS AG	01/02/14	BRL	200,000	(91)	(93)	2
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	7,900,000	142,145	7,961	134,184
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	9,600,000	203,950	14,682	189,268
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Barclays Bank PLC	09/21/18	EUR	3,000,000	64,678	(49,546)	114,224
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR	94,700,000	11,226,203	1,535,370	9,690,833
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR	10,300,000	592,972	95,162	497,810
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: BNP Paribas Bank	03/21/22	EUR	1,000,000	47,372	16,104	31,268
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Citigroup, Inc.	09/21/21	EUR	4,000,000	547,349	4,711	542,638
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Citigroup, Inc.	03/21/22	EUR	800,000	(10,451)	(862)	(9,589)
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Credit Suisse International	09/18/14	EUR	20,400,000	(223)	(10,134)	9,911
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Deutsche Bank AG	09/21/21	EUR	8,700,000	500,860	56,216	444,644
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Deutsche Bank AG	03/21/22	EUR	900,000	42,634	13,925	28,709
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Goldman Sachs & Co.	09/21/21	EUR	23,500,000	2,785,805	(249,914)	3,035,719
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Goldman Sachs Bank USA	03/21/22	EUR	1,500,000	(19,596)	(1,614)	(17,982)
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: HSBC Bank USA	09/21/21	EUR	11,800,000	1,398,830	157,839	1,240,991
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	10,400,000	1,423,108	48,886	1,374,222
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	10,000,000	1,185,449	(73,591)	1,259,040
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: UBS AG	03/21/22	EUR	1,200,000	(15,677)	(1,292)	(14,385)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month GBP LIBOR Counterparty: Barclays Bank PLC	03/21/22	GBP	12,100,000	451,610	(22,473)	474,083
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month GBP LIBOR Counterparty: HSBC Bank USA	03/21/22	GBP	31,700,000	1,183,144	(68,914)	1,252,058

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	$233,332	$—	$233,332
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: HSBC Bank USA	01/28/15	MXN	32,400,000	151,283	9,317	141,966
Receive a fixed rate equal to 3.000% and pay a floating rate based on 28-day MXN TIIE-BANXICO Counterparty: HSBC Bank USA	09/06/16	MXN	9,000,000	(6,152)	5,051	(11,203)
Receive a fixed rate equal to 5.600% and pay a floating rate based on 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	18,000,000	(12,296)	10,107	(22,403)
Receive a fixed rate equal to 6.350% and pay a floating rate based on 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN	104,100,000	(276,604)	140,985	(417,589)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC	10/13/21	USD	16,300,000	1,328,596	989,800	338,796
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: BNP Paribas Bank	09/19/14	USD	19,300,000	233,281	(6,361)	239,642
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Citigroup, Inc.	06/15/41	USD	8,100,000	(2,636,639)	270,469	(2,907,108)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Citigroup, Inc.	12/21/41	USD	7,300,000	(1,953,101)	88,487	(2,041,588)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/21/41	USD	4,400,000	(1,177,212)	(17,450)	(1,159,762)
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Goldman Sachs Bank USA	09/19/14	USD	10,000,000	120,871	(40,709)	161,580
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Bank USA	12/21/41	USD	2,400,000	(642,115)	4,772	(646,887)
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	09/19/13	USD	49,000,000	158,568	(57,394)	215,962
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	10/13/21	USD	24,400,000	1,988,818	1,361,347	627,471
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Morgan Stanley	06/15/41	USD	147,600,000	(49,602,978)	(44,221,718)	(5,381,260)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% and Counterparty: Morgan Stanley	12/21/41	USD	7,500,000	(2,073,719)	(1,754,523)	(319,196)
				$(25,182,570)	$(41,542,316)	$16,359,746

ING PIMCO Total Return Bond Portfolio Written Forward Volatility Options Open on September 30, 2011:

		Exercise	Expiration	Notional	Premiums	Fair
Description	Counterparty	Price (4)	Date	Amount	Received	Value
Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (10/15/12-10/15/14) (1)	Morgan Stanley	0.000	10/11/12	USD 76,200,000	$846,893	$(774,009)
Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (11/16/12-11/16/14) (2)	Morgan Stanley	0.000	11/14/12	USD 62,700,000	681,956	(652,118)
Swaption Straddle - OTC 1-Year vs. 1-Year Forward Swap Rate (10/15/12-10/15/13) (3)	Goldman Sachs & Co.	0.000	10/11/12	USD 25,100,000	132,533	(93,764)
					$1,661,382	$(1,519,891)

(1) The observation date ends October 11, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(2) The observation date ends November 14, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires November 14, 2012.

(3) The observation date ends October 11, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(4) Exercise price determined on the observation date, based upon implied volatility parameters.

ING PIMCO Total Return Bond Portfolio Written Inflation Floors Outstanding on September 30, 2011:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	7,800,000	$66,000	$(26,286)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	7,600,000	66,880	(26,949)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	7,300,000	94,170	(28,898)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	2,800,000	21,000	(15,432)
Deutsche Bank AG	CPURNSA Index	218.011	0.000%	10/13/20	USD	7,400,000	72,520	(43,397)
							$320,570	$(140,962)

ING PIMCO Total Return Bond Portfolio Written Options Open on September 30, 2011:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
90-Day Eurodollar March Futures Put Option CME	USD	99.00	03/19/12	479	$381,500	$(101,788)
					$381,500	$(101,788)

PORTFOLIO OF INVESTMENTS
ING Pimco Total Return Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on September 30, 2011:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	CDX.NA.IG.16 Index	Pay	0.820%	12/21/11	USD	10,200,000	$14,025	$(4,155)
Put OTC Swaption	Morgan Stanley	CDX.NA.IG.16 Index	Pay	1.500%	12/21/11	USD	8,000,000	57,600	(66,270)
Call OTC Swaption	BNP Paribas	CDX.NA.IG.16 Index	Receive	0.850%	12/21/11	USD	50,900,000	57,890	(26,571)
Call OTC Swaption	BNP Paribas	CDX.NA.IG.16 Index	Receive	1.200%	12/21/11	USD	20,000,000	86,000	(279,448)
Call OTC Swaption	Credits Suisse International	CDX.NA.IG.16 Index	Receive	0.820%	12/21/11	USD	10,800,000	15,120	(4,400)
Call OTC Swaption	Credits Suisse International	CDX.NA.IG.16 Index	Receive	0.850%	12/21/11	USD	20,300,000	23,845	(10,597)
Call OTC Swaption	Morgan Stanley	CDX.NA.IG.16 Index	Receive	0.800%	12/21/11	USD	24,200,000	28,630	(8,276)
Call OTC Swaption	Morgan Stanley	CDX.NA.IG.16 Index	Receive	1.000%	12/21/11	USD	8,000,000	17,000	(11,583)
Call OTC Swaption	UBS AG	CDX.NA.IG.16 Index	Receive	0.850%	12/21/11	USD	4,700,000	5,288	(2,453)
								$305,398	$(413,753)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on September 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	58,300,000	$527,833	$(27,192)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	9,600,000	65,400	(6,583)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	50,900,000	554,017	(23,741)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	31,600,000	781,257	(51,764)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	39,900,000	281,604	(306,761)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	49,700,000	694,001	(689,573)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.750%	07/11/13	USD	250,100,000	1,174,090	(414,923)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.800%	10/11/11	USD	39,300,000	35,452	(41)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	68,600,000	712,109	(40,674)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	36,400,000	396,105	(16,978)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,600,000	371,934	(41,558)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	3.750%	10/11/11	USD	17,800,000	201,140	(2)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	4.250%	10/11/11	USD	57,200,000	292,064	(6)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	19,400,000	116,885	(19)
Put OTC Swaption	Royal Bank of Scotland	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	68,100,000	944,800	(944,867)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	62,700,000	236,693	(36,547)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.000%	04/30/12	USD	100,600,000	201,200	(18,677)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	196,200,000	1,543,054	(134,548)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	51,200,000	501,760	(30,357)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	94,100,000	805,256	(43,890)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	10,500,000	263,655	(17,200)
					Total Written Swaptions			$10,700,309	$(2,845,901)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Credit contracts	$(7,638,824)
Foreign exchange contracts	(8,274,284)
Interest rate contracts	(12,656,853)
Total	$(28,569,961)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 13.7%
2,966		Autoliv, Inc.	$143,851	0.2
9,881	@	BorgWarner, Inc.	598,097	0.8
11,456		CBS Corp. - Class B	233,473	0.3
17,167		Coach, Inc.	889,766	1.2
63,970	@	Ford Motor Co.	618,590	0.8
23,489		John Wiley & Sons, Inc.	1,043,381	1.4
51,342		Johnson Controls, Inc.	1,353,889	1.8
8,227		Kohl’s Corp.	403,946	0.5
28,784		Lowe’s Cos., Inc.	556,683	0.7
13,323		Macy’s, Inc.	350,661	0.5
27,215		McGraw-Hill Cos., Inc.	1,115,815	1.5
16,693		Nordstrom, Inc.	762,536	1.0
15,869		Pearson PLC	279,916	0.4
9,381		Scripps Networks Interactive - Class A	348,692	0.5
28,611		Target Corp.	1,403,083	1.9
3,620		Yum! Brands, Inc.	178,792	0.2
			10,281,171	13.7
		Consumer Staples: 11.3%
3,687		Clorox Co.	244,559	0.3
17,254		Colgate-Palmolive Co.	1,530,085	2.0
6,963		Estee Lauder Cos., Inc.	611,630	0.8
22,722		General Mills, Inc.	874,115	1.2
24,234		Hershey Co.	1,435,622	1.9
19,050		HJ Heinz Co.	961,644	1.3
16,918		Kraft Foods, Inc.	568,106	0.8
23,028		Sysco Corp.	596,425	0.8
37,075		Walgreen Co.	1,219,397	1.6
8,427		Wal-Mart Stores, Inc.	437,361	0.6
			8,478,944	11.3
		Energy: 11.7%
14,233		Apache Corp.	1,142,056	1.5
6,555	@	Cameron International Corp.	272,295	0.4
24,409		Chevron Corp.	2,258,321	3.0
16,038		ConocoPhillips	1,015,526	1.4
5,714		Consol Energy, Inc.	193,876	0.3
6,472		Devon Energy Corp.	358,808	0.5
10,200		Ensco International PLC ADR	412,386	0.5
12,844		ExxonMobil Corp.	932,860	1.2
4,649		Helmerich & Payne, Inc.	188,749	0.3
10,250		Hess Corp.	537,715	0.7
17,708		Marathon Oil Corp.	382,138	0.5
8,854		Marathon Petroleum Corp.	239,589	0.3
14,168	@	McDermott International, Inc.	152,448	0.2
11,327		Schlumberger Ltd.	676,562	0.9
			8,763,329	11.7
		Financials: 12.7%
8,664		American Express Co.	389,014	0.5
25,289		Bank of New York Mellon Corp.	470,122	0.6
30,772		Chubb Corp.	1,846,012	2.5
1,172		CME Group, Inc.	288,781	0.4
15,080		Comerica, Inc.	346,387	0.5
15,154		Discover Financial Services	347,633	0.5
9,620		Franklin Resources, Inc.	920,057	1.2
1,564	@	IntercontinentalExchange, Inc.	184,959	0.2
9,070		JPMorgan Chase & Co.	273,188	0.4
40,506		Keycorp	240,200	0.3
14,484		Northern Trust Corp.	506,650	0.7
12,437		PNC Financial Services Group, Inc.	599,339	0.8
20,317		State Street Corp.	653,395	0.9
19,571		T. Rowe Price Group, Inc.	934,907	1.2
8,484		Travelers Cos., Inc.	413,425	0.5
28,572		US Bancorp.	672,585	0.9
17,330		Wells Fargo & Co.	418,000	0.6
			9,504,654	12.7
		Health Care: 13.2%
20,709		Abbott Laboratories	1,059,058	1.4
9,319		Amgen, Inc.	512,079	0.7
11,786		Baxter International, Inc.	661,666	0.9
20,247		Becton Dickinson & Co.	1,484,510	2.0
6,717		Cardinal Health, Inc.	281,308	0.4
7,376		Covidien PLC	325,282	0.4
12,341		CR Bard, Inc.	1,080,331	1.4
11,578		Eli Lilly & Co.	428,039	0.5
9,555	@	Hospira, Inc.	353,535	0.5
4,684	@	Medco Health Solutions, Inc.	219,633	0.3
8,242		Medtronic, Inc.	273,964	0.3
10,850		Merck & Co., Inc.	354,903	0.5
37,572		Pfizer, Inc.	664,273	0.9
58,428		Smith & Nephew PLC	525,585	0.7
19,175		St. Jude Medical, Inc.	693,943	0.9
9,244		Stryker Corp.	435,670	0.6
5,586		Teva Pharmaceutical Industries Ltd. ADR	207,911	0.3
8,086		UnitedHealth Group, Inc.	372,926	0.5
			9,934,616	13.2
		Industrials: 14.3%
9,074		3M Co.	651,422	0.9
17,493		Canadian National Railway Co.	1,164,684	1.6
7,853		Caterpillar, Inc.	579,865	0.8
11,821		Deere & Co.	763,282	1.0
13,914		Emerson Electric Co.	574,787	0.8
12,231		General Dynamics Corp.	695,822	0.9
31,832		General Electric Co.	485,120	0.6
5,822		Illinois Tool Works, Inc.	242,195	0.3
6,112		Lockheed Martin Corp.	443,976	0.6
37,712		Norfolk Southern Corp.	2,301,186	3.1
36,924		Paccar, Inc.	1,248,770	1.7
4,158		Parker Hannifin Corp.	262,495	0.3
7,277		Rockwell Automation, Inc.	407,512	0.5
12,558		United Technologies Corp.	883,581	1.2
			10,704,697	14.3
		Information Technology: 13.6%
15,050	@	Adobe Systems, Inc.	363,759	0.5
9,996		Altera Corp.	315,174	0.4
21,601		Analog Devices, Inc.	675,031	0.9
39,608		Applied Materials, Inc.	409,943	0.5
12,267		ASML Holding NV	423,702	0.6

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
14,121		Automatic Data Processing, Inc.	$665,805	0.9
23,729		Canon, Inc. ADR	1,073,975	1.4
26,761		Cisco Systems, Inc.	414,528	0.6
9,919		DST Systems, Inc.	434,750	0.6
10,075	@	eBay, Inc.	297,112	0.4
7,050	@	Fiserv, Inc.	357,928	0.5
21,261		Hewlett-Packard Co.	477,309	0.6
3,616		International Business Machines Corp.	632,908	0.8
36,278		Intel Corp.	773,810	1.0
24,486	@	Juniper Networks, Inc.	422,628	0.6
16,699		Microsoft Corp.	415,638	0.6
4,740		Motorola Solutions, Inc.	198,606	0.3
5,869	@	NetApp, Inc.	199,194	0.3
5,808		Oracle Corp.	166,922	0.2
6,801		Qualcomm, Inc.	330,733	0.4
23,644	@	Symantec Corp.	385,397	0.5
29,396		Texas Instruments, Inc.	783,403	1.0
			10,218,255	13.6
		Materials: 5.6%
9,703		Airgas, Inc.	619,245	0.8
42,119		Alcoa, Inc.	403,079	0.5
10,103		Ecolab, Inc.	493,936	0.7
14,521		EI Du Pont de Nemours & Co.	580,404	0.8
16,740		Freeport-McMoRan Copper & Gold, Inc.	509,733	0.7
3,717		Mosaic Co/The	182,022	0.2
32,139		Rio Tinto PLC	1,425,310	1.9
			4,213,729	5.6
		Telecommunications: 1.8%
28,767		AT&T, Inc.	820,435	1.1
14,023		Verizon Communications, Inc.	516,046	0.7
			1,336,481	1.8
		Utilities: 1.3%
10,998		Public Service Enterprise Group, Inc.	367,003	0.5
14,585		Southern Co.	617,967	0.8
			984,970	1.3
		Total Common Stock
		(Cost $74,170,394)	74,420,846	99.2
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
543,623		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $543,623)	543,623	0.7
		Total Short-Term Investments
		(Cost $543,623)	543,623	0.7

		Total Investments in Securities (Cost $74,714,017)*	$74,964,469	99.9
		Assets in Excess of Other Liabilities	43,158	0.1
		Net Assets	$75,007,627	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $75,314,164.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$7,060,338
		Gross Unrealized Depreciation	(7,410,033)
		Net Unrealized depreciation	$(349,695)

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$10,001,255	$279,916	$—	$10,281,171
Consumer Staples	8,478,944	—	—	8,478,944
Energy	8,763,329	—	—	8,763,329
Financials	9,504,654	—	—	9,504,654
Health Care	9,409,031	525,585	—	9,934,616
Industrials	10,704,697	—	—	10,704,697
Information Technology	10,218,255	—	—	10,218,255
Materials	2,788,419	1,425,310	—	4,213,729
Telecommunications	1,336,481	—	—	1,336,481
Utilities	984,970	—	—	984,970
Total Common Stock	72,190,035	2,230,811	—	74,420,846
Short-Term Investments	543,623	—	—	543,623
Total Investments, at value	$72,733,658	$2,230,811	$—	$74,964,469

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 90.7%
		Consumer Discretionary: 7.6%
208,750		CBS Corp. - Class B	$4,254,325	0.6
218,300		Kohl’s Corp.	10,718,530	1.5
145,950		Lear Corp.	6,261,255	0.8
725,350		Staples, Inc.	9,647,155	1.3
537,290	@	Toll Brothers, Inc.	7,753,095	1.0
161,300		Whirlpool Corp.	8,050,483	1.1
332,450		Wyndham Worldwide Corp.	9,478,149	1.3
			56,162,992	7.6
		Consumer Staples: 8.0%
281,700		Campbell Soup Co.	9,118,629	1.3
217,550		Church & Dwight Co., Inc.	9,615,710	1.3
284,020		ConAgra Foods, Inc.	6,878,964	0.9
601,205	@	Constellation Brands, Inc.	10,821,690	1.5
205,250		CVS Caremark Corp.	6,892,295	0.9
122,975		JM Smucker Co.	8,963,648	1.2
417,840		Sara Lee Corp.	6,831,684	0.9
			59,122,620	8.0
		Energy: 5.5%
103,970		Devon Energy Corp.	5,764,097	0.8
138,950		Ensco International PLC ADR	5,617,748	0.7
164,000		Murphy Oil Corp.	7,242,240	1.0
328,555		Nabors Industries Ltd.	4,028,084	0.5
124,850		Noble Energy, Inc.	8,839,380	1.2
212,969		QEP Resources, Inc.	5,765,071	0.8
192,770		Valero Energy Corp.	3,427,451	0.5
			40,684,071	5.5
		Financials: 27.6%
232,900		Aflac, Inc.	8,139,855	1.1
381,400		Allstate Corp.	9,035,366	1.2
179,450		Ameriprise Financial, Inc.	7,063,152	1.0
565,946		Annaly Capital Management, Inc.	9,411,682	1.3
331,692		Axis Capital Holdings Ltd.	8,604,091	1.2
460,000		BioMed Realty Trust, Inc.	7,622,200	1.0
44,554		Boston Properties, Inc.	3,969,761	0.5
223,000		Capital One Financial Corp.	8,837,490	1.2
92,900		Chubb Corp.	5,573,071	0.8
360,200	@	CIT Group, Inc.	10,939,274	1.5
110,200		City National Corp.	4,161,152	0.6
382,645		Comerica, Inc.	8,789,356	1.2
370,600		Discover Financial Services	8,501,564	1.1
486,600		First Potomac Realty Trust	6,067,902	0.8
438,316		Hartford Financial Services Group, Inc.	7,074,420	1.0
492,915		Host Hotels & Resorts, Inc.	5,392,490	0.7
1,311,781		Keycorp	7,778,861	1.0
521,600		Kimco Realty Corp.	7,839,648	1.1
374,850		Lincoln National Corp.	5,858,906	0.8
182,180		Mack-Cali Realty Corp.	4,873,315	0.7
330,936		Moody’s Corp.	10,077,001	1.4
219,375		Northern Trust Corp.	7,673,738	1.0
191,305		PNC Financial Services Group, Inc.	9,218,988	1.2
2,545,560	@	Popular, Inc.	3,818,340	0.5
82,628		RenaissanceRe Holdings Ltd.	5,271,666	0.7
464,350		SunTrust Bank	8,335,083	1.1
661,417		UnumProvident Corp.	13,863,300	1.9
			203,791,672	27.6
		Health Care: 9.7%
171,817		Aetna, Inc.	6,245,548	0.9
149,950		Baxter International, Inc.	8,418,193	1.1
285,400		Cigna Corp.	11,969,676	1.6
177,250		Humana, Inc.	12,891,392	1.8
1,839,400	@	Tenet Healthcare Corp.	7,596,722	1.0
194,100		Teva Pharmaceutical Industries Ltd. ADR	7,224,402	1.0
105,300	@	Thermo Fisher Scientific, Inc.	5,332,392	0.7
220,000	@	Zimmer Holdings, Inc.	11,770,000	1.6
			71,448,325	9.7
		Industrials: 9.7%
147,635		Crane Co.	5,269,093	0.7
150,800		Fluor Corp.	7,019,740	1.0
200,408		Ingersoll-Rand PLC	5,629,461	0.8
69,250		L-3 Communications Holdings, Inc.	4,291,422	0.6
536,800		Republic Services, Inc.	15,062,608	2.0
122,655		Snap-On, Inc.	5,445,882	0.7
1,215,200		Southwest Airlines Co.	9,770,208	1.3
138,425		SPX Corp.	6,272,037	0.9
43,400		Stanley Black & Decker, Inc.	2,130,940	0.3
177,850		Towers Watson & Co.	10,631,873	1.4
			71,523,264	9.7
		Information Technology: 7.7%
192,340		Analog Devices, Inc.	6,010,625	0.8
164,500		ASML Holding NV	5,681,830	0.8
1,326,389	@	Compuware Corp.	10,160,140	1.4
296,550	@	Ingram Micro, Inc.	4,783,351	0.6
346,850	@	Juniper Networks, Inc.	5,986,631	0.8
550,350	@	Micron Technology, Inc.	2,773,764	0.4
554,468		Western Union Co.	8,477,816	1.2
1,810,660		Xerox Corp.	12,620,300	1.7
			56,494,457	7.7
		Materials: 2.8%
273,250		Ecolab, Inc.	13,359,193	1.8
167,050	@	Owens-Illinois, Inc.	2,525,796	0.4
65,540		PPG Industries, Inc.	4,631,056	0.6
			20,516,045	2.8
		Telecommunication Services: 0.9%
254,770	@	NII Holdings, Inc.	6,866,052	0.9
		Telecommunications: 1.8%
402,665		CenturyTel, Inc.	13,336,265	1.8

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities: 9.4%
423,700		Ameren Corp.	$12,613,549	1.7
521,985		CMS Energy Corp.	10,330,083	1.4
244,795		Consolidated Edison, Inc.	13,958,211	1.9
220,800		Exelon Corp.	9,408,288	1.3
232,400		Northeast Utilities	7,820,260	1.0
535,510		PPL Corp.	15,283,455	2.1
			69,413,846	9.4
		Total Common Stock
		(Cost $760,053,831)	669,359,609	90.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Securities Lending Collateral(cc)(1): 0.0%
214,360	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08
		(Cost $214,360)	$171,488	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.4%
24,809,348		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $24,809,348)	$24,809,348	3.4
		Total Short-Term Investments
		(Cost $25,023,708)	24,980,836	3.4
		Total Investments in Securities (Cost $785,077,539)*	$694,340,445	94.1
		Assets in Excess of Other Liabilities	43,506,354	5.9
		Net Assets	$737,846,799	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $789,988,147.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$30,942,385
		Gross Unrealized Depreciation	(126,590,087)
		Net Unrealized depreciation	$(95,647,702)

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$669,359,609	$—	$—	$669,359,609
Short-Term Investments	24,809,348	—	171,488	24,980,836
Total Investments, at value	$694,168,957	$—	$171,488	$694,340,445

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488
Total Investments, at value	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
570,081	@	ING Australia Index Portfolio - Class I	$4,560,647	0.8
12,518,214		ING BlackRock Inflation Protected Bond Portfolio - Class I	133,819,706	23.1
1,925,559		ING Euro STOXX 50 Index Portfolio - Class I	15,731,817	2.7
1,209,125		ING FTSE 100 Index Portfolio - Class I	12,756,271	2.2
215,273		ING Hang Seng Index Portfolio - Class I	2,256,060	0.4
1,025,728		ING Japan TOPIX Index Portfolio - Class I	10,041,875	1.7
1,141,456		ING Russell Mid Cap Index Portfolio - Class I	11,334,654	2.0
25,298,222		ING U.S. Bond Index Portfolio - Class I	280,304,303	48.5
11,392,587		ING U.S. Stock Index Portfolio - Class I	107,887,798	18.7
		Total Investments in Affiliated Investment Companies (Cost $556,529,654)	$578,693,131	100.1
		Liabilities in Excess of Other Assets	(682,402)	(0.1)
		Net Assets	$578,010,729	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $560,553,582.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$22,496,218
		Gross Unrealized Depreciation	(4,356,669)
		Net Unrealized appreciation	$18,139,549

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$578,693,131	$—	$—	$578,693,131
Total Investments, at value	$578,693,131	$—	$—	$578,693,131

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
11,785,300	@	ING Australia Index Portfolio - Class I	$94,282,399	2.3
39,793,038		ING Euro STOXX 50 Index Portfolio - Class I	325,109,123	7.9
24,995,161		ING FTSE 100 Index Portfolio - Class I	263,698,953	6.4
4,448,809		ING Hang Seng Index Portfolio - Class I	46,623,521	1.1
21,205,034		ING Japan TOPIX Index Portfolio - Class I	207,597,287	5.1
57,444,239		ING Russell Mid Cap Index Portfolio - Class I	570,421,295	13.9
23,978,206		ING Russell Small Cap Index Portfolio - Class I	244,337,924	5.9
98,603,493		ING U.S. Bond Index Portfolio - Class I	1,092,526,706	26.6
133,651,037		ING U.S. Stock Index Portfolio - Class I	1,265,675,325	30.8
		Total Investments in Affiliated Investment Companies (Cost $4,151,977,878)	$4,110,272,533	100.0
		Liabilities in Excess of Other Assets	(520,957)	—
		Net Assets	$4,109,751,576	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $4,165,219,449.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$99,071,157
		Gross Unrealized Depreciation	(154,018,073)
		Net Unrealized depreciation	$(54,946,916)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$4,110,272,533	$—	$—	$4,110,272,533
Total Investments, at value	$4,110,272,533	$—	$—	$4,110,272,533

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
6,846,166	@	ING Australia Index Portfolio - Class I	$54,769,329	1.9
23,118,683		ING Euro STOXX 50 Index Portfolio - Class I	188,879,640	6.5
14,520,018		ING FTSE 100 Index Portfolio - Class I	153,186,186	5.3
2,584,557		ING Hang Seng Index Portfolio - Class I	27,086,158	0.9
12,318,112		ING Japan TOPIX Index Portfolio - Class I	120,594,321	4.2
34,625,775		ING Russell Mid Cap Index Portfolio - Class I	343,833,945	11.9
11,241,543		ING Russell Small Cap Index Portfolio - Class I	114,551,318	3.9
95,989,862		ING U.S. Bond Index Portfolio - Class I	1,063,567,676	36.7
87,922,017		ING U.S. Stock Index Portfolio - Class I	832,621,501	28.7
		Total Investments in Affiliated Investment Companies (Cost $2,919,713,513)	$2,899,090,074	100.0
		Liabilities in Excess of Other Assets	(366,038)	—
		Net Assets	$2,898,724,036	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $2,927,359,815.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$66,644,113
		Gross Unrealized Depreciation	(94,910,854)
		Net Unrealized depreciation	$(28,266,741)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$2,899,090,074	$—	$—	$2,899,090,074
Total Investments, at value	$2,899,090,074	$—	$—	$2,899,090,074

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,460,291	@	ING Australia Index Portfolio - Class I	$27,682,326	1.6
21,479,385		ING BlackRock Inflation Protected Bond Portfolio - Class I	229,614,623	13.1
11,686,414		ING Euro STOXX 50 Index Portfolio - Class I	95,478,002	5.5
7,339,027		ING FTSE 100 Index Portfolio - Class I	77,426,739	4.4
1,306,449		ING Hang Seng Index Portfolio - Class I	13,691,587	0.8
6,226,002		ING Japan TOPIX Index Portfolio - Class I	60,952,561	3.5
13,855,735		ING Russell Mid Cap Index Portfolio - Class I	137,587,450	7.9
3,373,783		ING Russell Small Cap Index Portfolio - Class I	34,378,846	2.0
60,802,316		ING U.S. Bond Index Portfolio - Class I	673,689,664	38.5
41,853,682		ING U.S. Stock Index Portfolio - Class I	396,354,365	22.7
		Total Investments in Affiliated Investment Companies (Cost $1,749,458,194)	$1,746,856,163	100.0
		Assets in Excess of Other Liabilities	407,847	—
		Net Assets	$1,747,264,010	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $1,754,574,013.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$45,035,465
		Gross Unrealized Depreciation	(52,753,315)
		Net Unrealized depreciation	$(7,717,850)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,746,856,163	$—	$—	$1,746,856,163
Total Investments, at value	$1,746,856,163	$—	$—	$1,746,856,163

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 70.1%
		Consumer Discretionary: 9.0%
860,319		Carnival Corp.	$26,067,666	0.7
874,180	@	Dollar General Corp.	33,009,037	0.9
1,354,300	@	General Motors Co.	27,329,774	0.8
1,640,900		Kohl’s Corp.	80,568,190	2.3
963,500		Lowe’s Cos., Inc.	18,634,090	0.5
245,500		Mattel, Inc.	6,355,995	0.2
430,600		McDonald’s Corp.	37,815,292	1.1
251,500	@	O’Reilly Automotive, Inc.	16,757,445	0.5
639,645		Time Warner, Inc.	19,170,160	0.5
1,839,500		Walt Disney Co.	55,479,320	1.5
			321,186,969	9.0
		Consumer Staples: 7.0%
102,100		Colgate-Palmolive Co.	9,054,228	0.2
2,824,284		General Mills, Inc.	108,650,205	3.0
590,900		Kellogg Co.	31,429,971	0.9
559,434		PepsiCo, Inc.	34,628,965	1.0
231,300		Philip Morris International, Inc.	14,428,494	0.4
820,373		Procter & Gamble Co.	51,831,166	1.5
			250,023,029	7.0
		Energy: 8.2%
905,837	L	Canadian Natural Resources Ltd.	26,513,849	0.8
505,700		Devon Energy Corp.	28,036,008	0.8
2,623,980		El Paso Corp.	45,867,171	1.3
757,600		EOG Resources, Inc.	53,797,176	1.5
3,467,500		Nexen, Inc.	53,711,575	1.5
588,874		QEP Resources, Inc.	15,940,819	0.5
1,935,451		Spectra Energy Corp.	47,476,613	1.3
1,574,600		Weatherford International Ltd.	19,225,866	0.5
			290,569,077	8.2
		Financials: 10.3%
1,775,709		AON Corp.	74,544,264	2.1
568,172		Deutsche Boerse AG	28,735,538	0.8
196,300		Franklin Resources, Inc.	18,774,132	0.5
1,110,010		JPMorgan Chase & Co.	33,433,501	1.0
1,780,076		Keycorp	10,555,851	0.3
784,500		SunTrust Bank	14,081,775	0.4
5,477,500		US Bancorp.	128,940,350	3.6
2,385,800		Wells Fargo & Co.	57,545,496	1.6
			366,610,907	10.3
		Health Care: 8.9%
455,100		Covidien PLC	20,069,910	0.6
23,402	@	Henry Schein, Inc.	1,451,158	0.0
86,900	@	Laboratory Corp. of America Holdings	6,869,445	0.2
6,738,137		Pfizer, Inc.	119,130,262	3.4
820,800		Quest Diagnostics	40,514,688	1.1
2,523,200	@	Thermo Fisher Scientific, Inc.	127,774,848	3.6
			315,810,311	8.9
		Industrials: 11.9%
1,857,105		Cooper Industries PLC	85,649,683	2.4
2,988,262		Danaher Corp.	125,327,708	3.5
507,500		Emerson Electric Co.	20,964,825	0.6
5,307		Honeywell International, Inc.	233,031	0.0
1,786,200		Ingersoll-Rand PLC	50,174,358	1.4
102,900		Lockheed Martin Corp.	7,474,656	0.2
2,025,100		Mitsubishi Corp.	41,230,304	1.2
270,300		Pall Corp.	11,460,720	0.3
1,145,175		United Technologies Corp.	80,574,513	2.3
			423,089,798	11.9
		Information Technology: 11.1%
519,600		Accenture PLC	27,372,528	0.8
697,600		Amdocs Ltd.	18,918,912	0.5
129,400		Analog Devices, Inc.	4,043,750	0.1
72,500	@	Apple, Inc.	27,635,550	0.8
219,100	@	Autodesk, Inc.	6,086,598	0.2
1,179,500		Cisco Systems, Inc.	18,270,455	0.5
363,757	@	Fiserv, Inc.	18,467,943	0.5
84,400	@	Google, Inc. - Class A	43,413,672	1.2
799,563		Hewlett-Packard Co.	17,950,189	0.5
412,700		International Business Machines Corp.	72,234,881	2.1
2,785,408		TE Connectivity Ltd.	78,381,381	2.2
2,237,720		Texas Instruments, Inc.	59,635,238	1.7
			392,411,097	11.1
		Materials: 0.2%
70,206		Air Products & Chemicals, Inc.	5,361,632	0.2
		Telecommunications: 2.7%
3,384,700		AT&T, Inc.	96,531,644	2.7
		Utilities: 0.8%
549,100		Edison International	21,003,075	0.6
59,000		Entergy Corp.	3,911,110	0.1
202,800		MDU Resources Group, Inc.	3,891,732	0.1
			28,805,917	0.8
		Total Common Stock
		(Cost $2,547,660,455)	2,490,400,381	70.1
PREFERRED STOCK: 1.7%
		Consumer Discretionary: 0.8%
354,700		General Motors Co.	12,442,876	0.4
333,900	P	Newell Financial Trust I	14,107,275	0.4
			26,550,151	0.8
		Consumer Staples: 0.1%
42	#	HJ Heinz Finance Co.	4,512,375	0.1
		Financials: 0.6%
374,000		Affiliated Managers Group, Inc.	15,848,250	0.5
164	@, P	Federal National Mortgage Association - Convertible Series 2004-1	926,598	0.0
3,100		Wells Fargo & Co.	3,202,486	0.1
			19,977,334	0.6

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Utilities: 0.2%
157,300	@	PPL Corp.	$8,555,547	0.2
		Total Preferred Stock
		(Cost $80,715,815)	59,595,407	1.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.6%
		Consumer Discretionary: 10.0%
6,350,000		Autoparts Holdings - TL 1L, 6.500%, 07/05/17	$6,318,250	0.2
1,250,000		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	1,431,250	0.0
6,662,271		Cedar Fair LP - TL B, 4.000%, 12/31/17	6,572,750	0.2
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,171,250	0.1
1,442,390		CSC Holdings, Inc., 0.968%, 02/24/12	1,411,378	0.0
17,162,398		CSC Holdings, Inc., 1.968%, 03/29/16	16,792,342	0.5
1,780,000	L	Delta Air Lines 2011-1 Pass Through Trust, 5.300%, 04/15/19	1,744,400	0.0
12,130,054		DineEquity, Inc. - Term B, 4.250%, 10/19/17	11,804,059	0.3
9,750,000		Dollar General Corp., 2.989%, 07/07/14	9,674,593	0.3
1,325,000	&	Dollar General Corp., 11.875%, 07/15/17	1,470,750	0.0
4,072,482		Dollar General Corp., 3.003%, 07/07/14	4,040,985	0.1
74,077,243		Dunkin Brands, Inc. - TL, 4.000%, 11/23/17	71,824,036	2.0
17,415,967		Federal Mogul Corp., 2.178%, 12/27/15	16,095,262	0.4
27,354,699		Federal Mogul Corp., 2.178%, 12/28/15	25,280,310	0.7
8,442,813		Fifth Third Bancorp - TL, 4.500%, 11/03/16	8,189,528	0.2
21,924,000	+	Group 1 Automotive, Inc., 2.250% (step rate 2.000%), 06/15/36	21,485,520	0.6
4,965,000	#	Group 1 Automotive, Inc., 3.000%, 03/15/20	5,579,419	0.2
40,094,375		Intelsat Jackson Holdings Ltd., 5.250%, 04/03/18	38,699,412	1.1
6,084,750		Interactive Data Corp. - TL B, 4.500%, 02/11/18	5,871,784	0.2
9,695,000		Lamar Media Corp., 9.750%, 04/01/14	10,737,213	0.3
11,628,000		Liberty Media Corp., 3.125%, 03/30/23	12,543,705	0.4
1,650,000		MGM Resorts International, 9.000%, 03/15/20	1,722,187	0.0
2,130,000		MGM Resorts International, 10.375%, 05/15/14	2,335,012	0.1
2,130,000		MGM Resorts International, 13.000%, 11/15/13	2,438,850	0.1
7,032,375		MSCI, Inc. - TL B, 3.750%, 03/14/17	7,023,585	0.2
5,495,931		Nuveen Investment, Inc., 5.808%, 11/13/14	5,119,460	0.1
3,175,000		Penske Auto Group, Inc., 7.750%, 12/15/16	3,159,125	0.1
2,700,000	#	Pernod-Ricard SA, 5.750%, 04/07/21	2,977,004	0.1
9,326,625		Reynolds Group Holdings, 6.500%, 02/09/18	9,056,153	0.3
5,750,000		Rite Aid Corp. - TL 1, 4.500%, 03/03/18	5,347,500	0.1
2,325,000		SBA Senior Finance - TL B, 3.750%, 06/14/18	2,281,406	0.1
2,375,000	#	Sirius XM Radio, Inc., 9.750%, 09/01/15	2,582,812	0.1
2,280,000		Time Warner, Inc., 5.875%, 11/15/16	2,581,692	0.1
825,000	#	Univision Communications, Inc., 7.875%, 11/01/20	777,563	0.0
11,307,039		Univision Communications, Inc., 4.489%, 03/29/17	9,634,536	0.3
14,475,000		Univision Communications, Inc., 4.489%, 03/31/17	12,333,901	0.3
6,210,000		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	5,464,800	0.2
950,000		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	897,750	0.0
1,450,000		Worldpay, 5.250%, 08/06/18	1,400,156	0.0
			356,871,688	10.0
		Consumer Staples: 0.1%
3,000,000		Rite Aid Corp., 10.375%, 07/15/16	3,082,500	0.1

		Energy: 1.1%
11,950,000		Consol Energy, Inc., 8.000%, 04/01/17	12,547,500	0.3
3,600,000		Forest Oil Corp., 8.500%, 02/15/14	3,825,000	0.1
4,404,000	L	Oil States International, Inc., 2.375%, 07/01/25	7,162,005	0.2
2,170,000		Peabody Energy Corp., 6.500%, 09/15/20	2,292,062	0.1
2,080,000		Peabody Energy Corp., 7.375%, 11/01/16	2,295,800	0.1
1,125,000		PetroHawk Energy Corp., 10.500%, 08/01/14	1,268,438	0.0
1,715,000		Pride International, Inc., 8.500%, 06/15/19	2,155,030	0.1
1,220,000		QEP Resources, Inc., 6.800%, 03/01/20	1,365,875	0.0
1,150,000		QEP Resources, Inc., 6.875%, 03/01/21	1,207,500	0.0
3,400,000		Quicksilver Resources, Inc., 11.750%, 01/01/16	3,689,000	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
2,125,000		Range Resources Corp., 8.000%, 05/15/19	$2,337,500	0.1
			40,145,710	1.1
		Financials: 1.8%
15,463,000	#, L	Host Hotels & Resorts L.P., 2.625%, 04/15/27	15,578,973	0.4
2,875,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,896,563	0.1
3,975,000	#	International Lease Finance Corp., 7.125%, 09/01/18	4,009,781	0.1
14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	14,507,175	0.4
1,175,000		International Lease Finance Corp., 7.000%, 03/05/16	1,177,937	0.0
5,125,000		Janus Capital Group, Inc., 6.700%, 06/15/17	5,318,284	0.2
4,703,629		Nuveen Investments, 3.250%, 11/09/14	4,336,746	0.1
6,376,680		Pinnacle Foods Finance LLC, 2.722%, 04/02/14	6,073,788	0.2
1,893,832		Pinnacle Foods Finance LLC, 6.000%, 04/02/14	1,890,281	0.1
5,750,000		Reynolds Group Holdings, 6.500%, 07/07/18	5,579,898	0.2
1,100,000		WorldPay Ltd. - Term B, 08/06/18	1,062,187	0.0
			62,431,613	1.8
		Health Care: 1.0%
15,178,836		Bausch & Lomb, Inc., 3.619%, 01/22/15	14,668,918	0.4
19,942,333		HCA, Inc., 1.619%, 11/18/12	19,766,602	0.6
1,692,000	#	Health Management Associates, Inc., 3.750%, 05/01/28	1,717,380	0.0
			36,152,900	1.0
		Industrials: 0.8%
630,000		Actuant Corp., 2.672%, 11/15/23	690,638	0.0
1,145,112		American Airlines Pass-Through Trust, 10.375%, 07/02/19	1,248,173	0.0
3,150,000	#	Calpine Corp., 7.500%, 02/15/21	3,024,000	0.1
2,544,657		Continental Airlines, Inc., 9.000%, 07/08/16	2,748,229	0.1
1,108,983		Continental Airlines, Inc., 7.250%, 11/10/19	1,153,343	0.0
2,285,656		Delta Airlines, Inc., 7.750%, 12/17/19	2,399,938	0.1
3,150,000		International Lease Finance Corp. - Term 1, 6.750%, 03/17/15	3,160,499	0.1
3,520,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	3,388,000	0.1
5,000,000		Rexnord, LLC, 2.813%, 07/19/13	4,846,875	0.1
4,915,000		Tyco Electronics Group S.A., 6.000%, 10/01/12	5,151,421	0.2
			27,811,116	0.8
		Information Technology: 1.9%
10,460,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17	11,192,200	0.3
8,188,125		Fidelity National Title Group, Inc., 5.250%, 06/07/16	8,198,360	0.3
625,000		Fidelity National Information Services, Inc., 5.250%, 07/18/16	625,782	0.0
4,350,000	#	First Data Corp., 7.375%, 06/15/19	3,882,375	0.1
16,253,482		First Data Corp., 2.985%, 09/24/14	14,259,050	0.4
20,342,735		First Data Corp., 2.985%, 09/24/14	17,846,519	0.5
10,629,000		Xilinx, Inc., 3.125%, 03/15/37	10,682,145	0.3
			66,686,431	1.9
		Materials: 0.4%
1,325,000		Ball Corp., 7.375%, 09/01/19	1,404,500	0.0
2,300,000	#	Georgia-Pacific Corp., 8.250%, 05/01/16	2,543,793	0.1
1,477,500		Nalco Co., 1.989%, 05/01/16	1,467,035	0.1
1,125,000		Silgan Holdings, Inc., 7.250%, 08/15/16	1,170,000	0.0
7,101,000		United States Steel Corp., 4.000%, 05/15/14	7,438,297	0.2
			14,023,625	0.4
		Telecommunication Services: 0.9%
750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 2.739%, 09/06/14	750,000	0.0
49,371		Charter Communications, 2.240%, 03/06/14	48,815	0.0
14,396,425		Charter Communications, 3.620%, 09/06/16	13,964,533	0.4
101,789		Charter Communications, 7.250%, 03/06/14	101,789	0.0
8,150,000		Crown Castle International Corp., 9.000%, 01/15/15	8,679,750	0.3
625,000		SBA Telecommunications, Inc., 8.250%, 08/15/19	659,375	0.0
825,000		SBA Telecommunications, Inc., 8.000%, 08/15/16	868,312	0.0
775,000		Sprint Capital Corp., 6.900%, 05/01/19	670,375	0.0
7,025,000		Sprint Capital Corp., 8.375%, 03/15/12	7,130,375	0.2
			32,873,324	0.9
		Telecommunications: 0.3%
3,555,000		American Tower Corp., 4.500%, 01/15/18	3,567,517	0.1
4,100,000		Nextel Communications, Inc., 5.950%, 03/15/14	3,864,250	0.1
2,656,000		SBA Communications Corp., 1.875%, 05/01/13	2,768,880	0.1
			10,200,647	0.3
		Utilities: 0.3%
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, 06/01/16	8,111,250	0.2
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,641,300	0.1
			10,752,550	0.3
		Total Corporate Bonds/Notes
		(Cost $643,589,047)	661,032,104	18.6
		Total Long-Term Investments
		(Cost $3,271,965,317)	3,211,027,892	90.4
SHORT-TERM INVESTMENTS: 10.2%
		Securities Lending Collateral(cc)(1): 0.2%
2,552,122	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	2,041,698	0.0
7,586,178		BNY Mellon Overnight Government Fund	7,586,178	0.2
			9,627,876	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 10.0%
353,493,535	@	T. Rowe Price Reserve Investment Fund
		(Cost $353,493,535)	353,493,535	10.0
		Total Short-Term Investments
		(Cost $363,631,835)	363,121,411	10.2
		Total Investments in Securities (Cost $3,635,597,152)*	$3,574,149,303	100.6
		Liabilities in Excess of Other Assets	(22,266,850)	(0.6)
		Net Assets	$3,551,882,453	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $3,652,258,013.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$177,014,200
		Gross Unrealized Depreciation	(255,122,910)
		Net Unrealized depreciation	$(78,108,710)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$321,186,969	$—	$—	$321,186,969
Consumer Staples	250,023,029	—	—	250,023,029
Energy	290,569,077	—	—	290,569,077
Financials	366,610,907	—	—	366,610,907
Health Care	315,810,311	—	—	315,810,311
Industrials	381,859,494	41,230,304	—	423,089,798
Information Technology	392,411,097	—	—	392,411,097
Materials	5,361,632	—	—	5,361,632
Telecommunications	96,531,644	—	—	96,531,644
Utilities	28,805,917	—	—	28,805,917
Total Common Stock	2,449,170,077	41,230,304	—	2,490,400,381
Preferred Stock	3,202,486	56,392,921	—	59,595,407
Corporate Bonds/Notes	—	661,032,104	—	661,032,104
Short-Term Investments	7,586,178	353,493,535	2,041,698	363,121,411
Total Investments, at value	$2,459,958,741	$1,112,148,864	$2,041,698	$3,574,149,303
Liabilities Table
Other Financial Instruments+
Written Options	$(8,041,330)	$—	$—	$(8,041,330)
Total Liabilities	$(8,041,330)	$—	$—	$(8,041,330)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698
Total Investments, at value	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on September 30, 2011:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
AT&T Corp.	30.00	01/21/12	12,217	$1,169,413	$(904,058)
Covidien PLC	55.00	01/21/12	2,611	276,760	(117,495)
Covidien PLC	60.00	10/22/11	1,940	253,941	(9,700)
Henry Schein, Inc.	65.00	01/21/12	234	65,692	(81,315)
International Business Machines Corp.	180.00	01/21/12	1,899	1,112,894	(1,832,535)
JP Morgan Chase & Co.	50.00	01/21/12	8,312	2,191,871	(16,624)
Lockheed Martin Corp.	80.00	01/21/12	1,029	187,087	(190,365)
Lowe’s Cos., Inc.	30.00	01/21/12	2,976	226,291	(14,880)
Pfizer, Inc.	22.50	01/21/12	29,514	1,954,737	(147,570)
Procter & Gamble Co.	65.00	01/21/12	7,655	1,708,266	(1,523,345)
United Technologies Corp.	97.50	01/21/12	1,193	200,623	(13,123)
Wells Fargo	26.00	01/21/12	17,724	3,083,470	(3,190,320)
				$12,431,045	$(8,041,330)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 13.5%
344,200		Cablevision Systems Corp.	$5,414,266	0.4
359,000		Comcast Corp. – Class A	7,503,100	0.6
284,400		Fortune Brands, Inc.	15,380,352	1.2
146,300	@	General Motors Co.	2,952,334	0.2
129,700		Genuine Parts Co.	6,588,760	0.5
204,200		H&R Block, Inc.	2,717,902	0.2
177,500		Harley-Davidson, Inc.	6,093,575	0.5
559,400		Home Depot, Inc.	18,387,478	1.5
142,100		Kohl’s Corp.	6,977,110	0.6
247,000		Macy’s, Inc.	6,501,040	0.5
118,075	@	Madison Square Garden, Inc.	2,692,110	0.2
199,325		Marriott International, Inc.	5,429,613	0.4
482,200		Mattel, Inc.	12,484,158	1.0
332,200		McGraw-Hill Cos., Inc.	13,620,200	1.1
456,900	@, L	New York Times Co.	2,654,589	0.2
620,100		Staples, Inc.	8,247,330	0.7
12,200		Tiffany & Co.	742,004	0.1
567,266		Time Warner, Inc.	17,000,962	1.4
429,200		Walt Disney Co.	12,944,672	1.0
223,900		Whirlpool Corp.	11,174,849	0.9
413,419		WPP PLC	3,829,311	0.3
			169,335,715	13.5
		Consumer Staples: 8.0%
355,100		Archer-Daniels-Midland Co.	8,810,031	0.7
536,100		Avon Products, Inc.	10,507,560	0.8
240,100		Campbell Soup Co.	7,772,037	0.6
214,100		Clorox Co.	14,201,253	1.1
378,200		ConAgra Foods, Inc.	9,160,004	0.7
159,100		Hershey Co.	9,425,084	0.8
235,200		Kimberly-Clark Corp.	16,701,552	1.3
122,600		McCormick & Co., Inc.	5,659,216	0.5
123,600		Molson Coors Brewing Co.	4,895,796	0.4
214,600		PepsiCo, Inc.	13,283,740	1.1
			100,416,273	8.0
		Energy: 12.7%
211,000		Anadarko Petroleum Corp.	13,303,550	1.1
232,424		BP PLC ADR	8,383,534	0.7
387,790		Chevron Corp.	35,878,331	2.8
110,400		ConocoPhillips	6,990,528	0.5
170,200	L	Diamond Offshore Drilling	9,316,748	0.7
402,224		ExxonMobil Corp.	29,213,529	2.3
304,300		Murphy Oil Corp.	13,437,888	1.1
87,700		Petroleo Brasileiro SA ADR	1,968,865	0.2
386,000		Royal Dutch Shell PLC - Class A ADR	23,746,720	1.9
187,500		Schlumberger Ltd.	11,199,375	0.9
243,250		Spectra Energy Corp.	5,966,922	0.5
			159,405,990	12.7
		Financials: 17.7%
510,100		Allstate Corp.	12,084,269	1.0
563,000		American Express Co.	25,278,700	2.0
1,638,219		Bank of America Corp.	10,025,900	0.8
388,100		Bank of New York Mellon Corp.	7,214,779	0.6
203,800		Capital One Financial Corp.	8,076,594	0.6
102,200		Chubb Corp.	6,130,978	0.5
945,444		JPMorgan Chase & Co.	28,476,773	2.3
117,900		Keycorp	699,147	0.0
376,500		Legg Mason, Inc.	9,679,815	0.8
330,577		Lincoln National Corp.	5,166,919	0.4
505,600		Marsh & McLennan Cos., Inc.	13,418,624	1.1
222,700		Morgan Stanley	3,006,450	0.2
264,000		Northern Trust Corp.	9,234,720	0.7
250,600		NYSE Euronext	5,823,944	0.5
215,200		PNC Financial Services Group, Inc.	10,370,488	0.8
768,100		Regions Financial Corp.	2,557,773	0.2
621,900		SLM Corp.	7,742,655	0.6
263,000		Sun Life Financial, Inc.	6,256,770	0.5
459,600		SunTrust Bank	8,249,820	0.7
798,700		US Bancorp.	18,801,398	1.5
837,000		Wells Fargo & Co.	20,188,440	1.6
271,951		Weyerhaeuser Co.	4,228,838	0.3
			222,713,794	17.7
		Health Care: 6.1%
190,600		Amgen, Inc.	10,473,470	0.8
389,000		Bristol-Myers Squibb Co.	12,206,820	1.0
307,300		Johnson & Johnson	19,578,083	1.6
439,400		Merck & Co., Inc.	14,372,774	1.1
798,376		Pfizer, Inc.	14,115,288	1.1
132,300		Quest Diagnostics	6,530,328	0.5
			77,276,763	6.1
		Industrials: 11.4%
243,200		3M Co.	17,459,328	1.4
185,300		Avery Dennison Corp.	4,647,324	0.4
177,500		Boeing Co.	10,740,525	0.8
33,000	L	Canadian Pacific Railway Ltd	1,586,970	0.1
224,800		Cooper Industries PLC	10,367,776	0.8
202,400		Emerson Electric Co.	8,361,144	0.7
1,985,600		General Electric Co.	30,260,544	2.4
292,900		Honeywell International, Inc.	12,861,239	1.0
330,800		Illinois Tool Works, Inc.	13,761,280	1.1
173,300		ITT Corp.	7,278,600	0.6
97,900		Lockheed Martin Corp.	7,111,456	0.6
545,400		Masco Corp.	3,883,248	0.3
41,600		Raytheon Co.	1,700,192	0.1
201,100		United Parcel Service, Inc. - Class B	12,699,465	1.0
165,900	@, L	USG Corp.	1,116,507	0.1
			143,835,598	11.4
		Information Technology: 7.1%
277,300		Analog Devices, Inc.	8,665,625	0.7
727,200		Applied Materials, Inc.	7,526,520	0.6
651,300		Cisco Systems, Inc.	10,088,637	0.8

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
386,600		Computer Sciences Corp.	$10,380,210	0.8
544,200		Corning, Inc.	6,726,312	0.5
350,800		Harris Corp.	11,986,836	0.9
482,600		Hewlett-Packard Co.	10,834,370	0.9
709,400		Microsoft Corp.	17,656,966	1.4
146,600		Texas Instruments, Inc.	3,906,890	0.3
169,800	@	Yahoo!, Inc.	2,234,568	0.2
			90,006,934	7.1
		Materials: 5.2%
158,000		EI Du Pont de Nemours & Co.	6,315,260	0.5
134,500		International Flavors & Fragrances, Inc.	7,561,590	0.6
576,293		International Paper Co.	13,398,812	1.1
263,900		MeadWestvaco Corp.	6,481,384	0.5
216,900		Monsanto Co.	13,022,676	1.0
335,600		Nucor Corp.	10,618,384	0.8
294,400	L	Vulcan Materials Co.	8,113,664	0.7
			65,511,770	5.2
		Telecommunications: 4.6%
863,803		AT&T, Inc.	24,635,662	1.9
254,210		CenturyTel, Inc.	8,419,435	0.7
307,504		Telefonica S.A.	5,893,235	0.5
342,150		Verizon Communications, Inc.	12,591,120	1.0
2,299,334		Vodafone Group PLC	5,926,052	0.5
			57,465,504	4.6
		Utilities: 9.1%
398,800		Constellation Energy Group, Inc.	15,178,328	1.2
439,600		Duke Energy Corp.	8,787,604	0.7
249,700		Entergy Corp.	16,552,613	1.3
385,100		Exelon Corp.	16,409,111	1.3
149,900		FirstEnergy Corp.	6,732,009	0.5
662,100		NiSource, Inc.	14,155,698	1.1
161,600		Pinnacle West Capital Corp.	6,939,104	0.6
228,800		PPL Corp.	6,529,952	0.5
210,000		Progress Energy, Inc.	10,861,200	0.9
162,400		TECO Energy, Inc.	2,781,912	0.2
390,500		Xcel Energy, Inc.	9,641,445	0.8
			114,568,976	9.1
		Total Common Stock
		(Cost $1,260,442,650)	1,200,537,317	95.4
PREFERRED STOCK: 0.7%
		Consumer Discretionary: 0.7%
249,450		General Motors Co.	8,750,706	0.7
		Total Preferred Stock
		(Cost $12,600,169)	8,750,706	0.7
		Total Long-Term Investments
		(Cost $1,273,042,819)	1,209,288,023	96.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		Securities Lending Collateral(cc)(1): 1.6%
2,449,536	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,959,629	0.2
17,572,088		BNY Mellon Overnight Government Fund	17,572,088	1.4
			19,531,717	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.4%
43,050,546	@	T. Rowe Price Reserve Investment Fund
		(Cost $43,050,546)	$43,050,546	3.4
		Total Short-Term Investments
		(Cost $63,072,170)	62,582,263	5.0

		Total Investments in Securities (Cost $1,336,114,989)*	$1,271,870,286	101.1
		Liabilities in Excess of Other Assets	(13,853,372)	(1.1)
		Net Assets	$1,258,016,914	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $1,351,163,332.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$122,883,145
		Gross Unrealized Depreciation	(202,176,192)
		Net Unrealized depreciation	$(79,293,047

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$165,506,404	$3,829,311	$—	$169,335,715
Consumer Staples	100,416,273	—	—	100,416,273
Energy	159,405,990	—	—	159,405,990
Financials	222,713,794	—	—	222,713,794
Health Care	77,276,763	—	—	77,276,763
Industrials	143,835,598	—	—	143,835,598
Information Technology	90,006,934	—	—	90,006,934
Materials	65,511,770	—	—	65,511,770
Telecommunications	45,646,217	11,819,287	—	57,465,504
Utilities	114,568,976	—	—	114,568,976
Total Common Stock	1,184,888,719	15,648,598	—	1,200,537,317
Preferred Stock	—	8,750,706	—	8,750,706
Short-Term Investments	17,572,088	43,050,546	1,959,629	62,582,263
Total Investments, at value	$1,202,460,807	$67,449,850	$1,959,629	$1,271,870,286

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,746,652	$—	$—	$—	$—	$—	$212,977	$—	$1,959,629
Total Investments, at value	$1,746,652	$—	$—	$—	$—	$—	$212,977	$—	$1,959,629

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Australia: 1.1%
462,885		Asciano Group	$637,756	0.3
61,873		WorleyParsons Ltd.	1,543,827	0.8
			2,181,583	1.1
		Belgium: 1.5%
57,832		Anheuser-Busch InBev NV	3,069,665	1.5
		Brazil: 7.3%
304,500		Banco Santander Brasil SA ADR	2,228,940	1.1
324,200		BM&F Bovespa S.A.	1,494,915	0.7
265,200		Itau Unibanco Holding S.A.	4,097,359	2.0
58,000		Lojas Renner SA	1,554,070	0.8
461,400		PDG Realty SA Empreendimentos e Participacoes	1,487,081	0.7
115,800		Petroleo Brasileiro SA ADR	2,399,376	1.2
77,000		Vale S.A. ADR	1,617,000	0.8
			14,878,741	7.3
		Canada: 3.8%
52,000		Potash Corp. of Saskatchewan	2,247,440	1.1
52,700		Shoppers Drug Mart Corp.	2,054,390	1.0
59,900		Suncor Energy, Inc.	1,523,856	0.8
41,300		Tim Hortons, Inc.	1,919,766	0.9
			7,745,452	3.8
		China: 9.1%
21,700		Baidu.com ADR	2,319,947	1.1
312,000		Beijing Enterprises Holdings Ltd.	1,566,420	0.8
533,000		Belle International Holdings	918,888	0.4
1,457,000		China Citic Bank	595,565	0.3
3,080,000		China Construction Bank	1,862,894	0.9
1,632,500		China Railway Construction Corp. Ltd	683,169	0.3
33,900		Ctrip.com International Ltd. ADR	1,090,224	0.5
2,020,000		GOME Electrical Appliances Holdings Ltd.	464,628	0.2
93,500		Hengan International Group Co., Ltd.	746,737	0.4
60,800		New Oriental Education & Technology Group ADR	1,396,576	0.7
1,750,500		Parkson Retail Group Ltd.	2,116,096	1.0
136,500		Ping An Insurance Group Co. of China Ltd.	763,214	0.4
551,700		Shanghai Pharmaceuticals Holding Co. Ltd.	1,201,535	0.6
10,000	L	Sina Corp.	716,100	0.4
40,100		Tencent Holdings Ltd.	831,759	0.4
1,468,000		Want Want China Holdings Ltd.	1,329,505	0.7
			18,603,257	9.1
		Denmark: 1.8%
27,459		Carlsberg A/S	1,627,200	0.8
20,662		Novo-Nordisk A/S	2,060,708	1.0
			3,687,908	1.8
		France: 7.0%
56,432		Accor S.A.	1,502,673	0.7
21,747		Air Liquide	2,539,518	1.2
223,944		AXA S.A.	2,913,475	1.4
34,292		Groupe Danone	2,108,036	1.0
29,911		Pernod-Ricard S.A.	2,341,806	1.2
41,603		Schneider Electric S.A.	2,226,402	1.1
31,115		Societe Generale	814,520	0.4
			14,446,430	7.0
		Germany: 5.8%
8,417		Adidas AG	512,223	0.3
8,340		Bayerische Motoren Werke AG	550,949	0.3
29,144		Brenntag AG	2,528,223	1.2
39,581		Deutsche Boerse AG	2,001,826	1.0
23,756		Fresenius AG	2,111,590	1.0
27,518		Henkel KGaA - Vorzug	1,463,187	0.7
13,983		Linde AG	1,871,109	0.9
27,523		Software AG	861,884	0.4
			11,900,991	5.8
		Hong Kong: 3.1%
695,400		AIA Group Ltd.	1,969,332	1.0
434,000		Hang Lung Properties Ltd.	1,291,291	0.6
605,500		Kerry Properties Ltd.	1,932,664	0.9
742,000		Li & Fung Ltd.	1,238,088	0.6
			6,431,375	3.1
		India: 2.2%
45,487		Axis Bank Ltd. GDR	934,575	0.5
37,400	L	Infosys Technologies Ltd. ADR	1,910,018	0.9
53,041	#	Reliance Industries Ltd. GDR	1,711,878	0.8
			4,556,471	2.2
		Indonesia: 0.9%
1,192,000		Bank Mandiri Persero TBK PT	842,733	0.4
953,000		Sarana Menara Nusantara PT	1,084,187	0.5
			1,926,920	0.9
		Ireland: 1.0%
38,400		Accenture PLC	2,022,912	1.0
		Italy: 0.4%
209,300		Prada SpA	882,901	0.4
		Japan: 11.3%
29,200		Chugai Pharmaceutical Co., Ltd.	494,662	0.2
84,000		Honda Motor Co., Ltd.	2,460,768	1.2
161		Inpex Holdings, Inc.	988,716	0.5

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
2,789		Jupiter Telecommunications Co.	$3,017,736	1.5
133,000		Kirin Brewery Co., Ltd.	1,739,648	0.9
108,500		Mitsubishi Corp.	2,209,021	1.1
144,400		Mitsui & Co., Ltd.	2,091,674	1.0
117,000		Mitsui Fudosan Co., Ltd.	1,848,272	0.9
40,100		Nippon Telegraph & Telephone Corp.	1,921,116	0.9
46,700		Softbank Corp.	1,366,445	0.7
165,600		Sony Financial Holdings, Inc.	2,528,333	1.2
53,500		Tokyo Electron Ltd.	2,426,749	1.2
			23,093,140	11.3
		Mexico: 0.7%
59,930		Fresnillo PLC	1,465,119	0.7
		Netherlands: 3.1%
72,912		ASML Holding NV	2,521,177	1.2
126,414		Royal Dutch Shell PLC - Class B	3,933,351	1.9
			6,454,528	3.1
		Norway: 0.5%
51,833		Acergy S.A.	984,617	0.5
		Portugal: 0.8%
104,456		Jeronimo Martins	1,631,223	0.8
		Russia: 0.3%
34,040		Magnit OAO GDR	645,286	0.3
		South Korea: 2.7%
3,111		Hyundai Mobis	881,149	0.4
6,862		NHN Corp.	1,307,325	0.6
4,926		Samsung Electronics Co., Ltd.	3,439,611	1.7
			5,628,085	2.7
		Spain: 2.1%
252,789		Banco Santander Central Hispano S.A.	2,066,771	1.0
117,061		Telefonica S.A.	2,243,444	1.1
			4,310,215	2.1
		Sweden: 1.3%
45,647		Assa Abloy AB	939,163	0.5
98,863		Atlas Copco AB - Class A	1,749,925	0.8
			2,689,088	1.3
		Switzerland: 7.2%
100,271		ABB Ltd.	1,715,224	0.8
21,593		Adecco S.A.	851,078	0.4
56,303		Compagnie Financiere Richemont S.A.	2,508,037	1.2
107,467		Credit Suisse Group	2,811,468	1.4
31,167		Julius Baer Group Ltd.	1,041,544	0.5
18,953		Kuehne & Nagel International AG	2,127,151	1.0
16,630		Nestle S.A.	915,527	0.5
935		SGS S.A.	1,420,455	0.7
15,288		Sonova Holding AG - Reg	1,387,155	0.7
			14,777,639	7.2
		Taiwan: 0.8%
804,000		Synnex Technology International Corp.	1,736,045	0.8
		Turkey: 0.4%
192,403		Turkiye Garanti Bankasi A/S	744,562	0.4
		United Arab Emirates: 0.5%
105,000		DP World Ltd.	1,060,769	0.5
		United Kingdom: 18.6%
65,441		Anglo American PLC	2,251,900	1.1
92,279		Antofagasta PLC	1,317,622	0.6
92,413		BG Group PLC	1,768,663	0.9
60,523		BHP Billiton PLC	1,616,813	0.8
164,531		British Sky Broadcasting PLC	1,694,535	0.8
173,208		Capita Group PLC	1,897,100	0.9
336,971		Compass Group PLC	2,718,559	1.3
170,235		Experian Group Ltd.	1,911,006	0.9
55,742		GlaxoSmithKline PLC	1,150,245	0.6
253,828		HSBC Holdings PLC	1,944,152	1.0
54,570		Intertek Group PLC	1,569,477	0.8
277,128		Kingfisher PLC	1,064,153	0.5
202,263		Rolls-Royce Holdings PLC	1,859,359	0.9
26,586		SABMiller PLC	867,478	0.4
231,385		Serco Group PLC	1,830,471	0.9
127,899		Standard Chartered PLC	2,551,719	1.2
618,664		Tesco PLC	3,623,884	1.8
119,130		Tullow Oil PLC	2,409,307	1.2
440,806		WPP PLC	4,082,985	2.0
			38,129,428	18.6
		United States: 3.3%
86,000		Carnival Corp.	2,605,800	1.3
45,000	@	Liberty Global, Inc.	1,628,100	0.8
21,000	@	NII Holdings, Inc.	565,950	0.3
31,400		Schlumberger Ltd.	1,875,522	0.9
			6,675,372	3.3
		Total Common Stock
		(Cost $249,797,076)	202,359,722	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
		Securities Lending Collateral(cc)(1): 5.5%
901,350	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$721,080	0.3
10,625,009		BNY Mellon Overnight Government Fund	10,625,009	5.2
			11,346,089	5.5

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
1,213,992	@	T. Rowe Price Reserve Investment Fund
		(Cost $1,213,992)	$1,213,992	0.6
		Total Short-Term Investments
		(Cost $12,740,351)	12,560,081	6.1
		Total Investments in Securities (Cost $262,537,427)*	$214,919,803	104.7
		Liabilities in Excess of Other Assets	(9,632,053)	(4.7)
		Net Assets	$205,287,750	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $263,249,130.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,111,287
		Gross Unrealized Depreciation	(49,440,614)
		Net Unrealized depreciation	$(48,329,327)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.5%
Consumer Staples	12.0
Energy	9.5
Financials	19.2
Health Care	4.1
Industrials	15.4
Information Technology	9.7
Materials	7.2
Telecommunication Services	0.3
Telecommunications	2.7
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(4.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$2,181,583	$—	$2,181,583
Belgium	—	3,069,665	—	3,069,665
Brazil	14,878,741	—	—	14,878,741
Canada	7,745,452	—	—	7,745,452
China	6,724,382	11,878,875	—	18,603,257
Denmark	—	3,687,908	—	3,687,908
France	—	14,446,430	—	14,446,430
Germany	2,001,826	9,899,165	—	11,900,991
Hong Kong	—	6,431,375	—	6,431,375
India	1,910,018	2,646,453	—	4,556,471
Indonesia	1,084,187	842,733	—	1,926,920
Ireland	2,022,912	—	—	2,022,912
Italy	882,901	—	—	882,901
Japan	—	23,093,140	—	23,093,140
Mexico	—	1,465,119	—	1,465,119
Netherlands	—	6,454,528	—	6,454,528
Norway	—	984,617	—	984,617
Portugal	—	1,631,223	—	1,631,223
Russia	—	645,286	—	645,286
South Korea	—	5,628,085	—	5,628,085
Spain	—	4,310,215	—	4,310,215
Sweden	—	2,689,088	—	2,689,088
Switzerland	—	14,777,639	—	14,777,639
Taiwan	—	1,736,045	—	1,736,045
Turkey	—	744,562	—	744,562
United Arab Emirates	—	1,060,769	—	1,060,769
United Kingdom	—	38,129,428	—	38,129,428
United States	6,675,372	—	—	6,675,372
Total Common Stock	43,925,791	158,433,931	—	202,359,722
Short-Term Investments	10,625,009	1,213,992	721,080	12,560,081
Total Investments, at value	$54,550,800	$159,647,923	$721,080	$214,919,803

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080
Total Investments, at value	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Austria: 0.5%
229,810		Telekom Austria AG	$2,319,331	0.5
		Bermuda: 0.7%
52,820		RenaissanceRe Holdings Ltd.	3,369,916	0.7
		Brazil: 0.7%
55,330		Petroleo Brasileiro SA ADR	1,146,438	0.2
111,130		Vale S.A. ADR	2,333,730	0.5
			3,480,168	0.7
		China: 0.7%
165,500		China Mobile Ltd.	1,617,812	0.4
25,000	L	China Telecom Corp., Ltd. ADR ADR	1,547,250	0.3
			3,165,062	0.7
		Denmark: 0.4%
149,450		Danske Bank A/S	2,090,237	0.4
		France: 8.9%
138,760		Alstom	4,570,535	1.0
268,724		AXA S.A.	3,496,055	0.7
56,312		Cie Generale des Etablissements Michelin	3,367,894	0.7
522,610		Credit Agricole S.A.	3,594,150	0.8
290,480		France Telecom S.A.	4,754,230	1.0
164,070		Sanofi-Aventis	10,791,972	2.3
165,330		Total S.A.	7,294,244	1.5
217,790		Vivendi	4,434,177	0.9
			42,303,257	8.9
		Germany: 5.3%
334,230		Deutsche Lufthansa AG	4,333,040	0.9
162,440		Deutsche Post AG	2,079,683	0.4
37,540		Merck KGaA	3,074,841	0.6
33,920		Muenchener Rueckversicherungs AG	4,212,744	0.9
109,820		SAP AG	5,587,876	1.2
69,520		Siemens AG	6,254,726	1.3
			25,542,910	5.3
		Hong Kong: 0.5%
360,800		AIA Group Ltd.	1,021,764	0.2
140,000		Cheung Kong Holdings Ltd.	1,517,688	0.3
			2,539,452	0.5
		India: 0.6%
76,440		ICICI Bank Ltd. ADR	2,653,997	0.6
		Ireland: 1.2%
368,198		CRH PLC	5,726,002	1.2
		Italy: 2.4%
259,567		ENI S.p.A.	4,566,479	1.0
2,295,445		Intesa Sanpaolo S.p.A.	3,599,806	0.7
3,040,794		UniCredito Italiano S.p.A.	3,224,359	0.7
			11,390,644	2.4
		Japan: 5.0%
158,100		Itochu Corp.	1,510,776	0.3
381,500		Konica Minolta Holdings, Inc.	2,615,836	0.6
1,283,000		Mazda Motor Corp.	2,595,187	0.5
28,900		Nintendo Co., Ltd.	4,246,498	0.9
342,600		Nissan Motor Co., Ltd.	3,031,338	0.6
658,400		Nomura Holdings, Inc.	2,401,126	0.5
136,700		Toyota Motor Corp.	4,685,965	1.0
35,580		USS Co., Ltd.	3,025,254	0.6
			24,111,980	5.0
		Netherlands: 4.9%
73,420		Akzo Nobel NV	3,239,830	0.7
131,060		Randstad Holdings NV	4,178,274	0.8
289,237		Royal Dutch Shell PLC - Class B	8,999,562	1.9
3,471		Royal Dutch Shell PLC - Class A	107,244	0.0
290,910		Koninklijke Philips Electronics NV	5,219,482	1.1
110,348		SBM Offshore NV	1,912,541	0.4
			23,656,933	4.9
		Norway: 0.7%
152,630		Statoil ASA	3,275,115	0.7
		Russia: 0.8%
418,290		Gazprom OAO ADR	4,053,230	0.8
		Singapore: 3.1%
313,980		DBS Group Holdings Ltd.	2,815,476	0.6
570,980		Flextronics International Ltd.	3,214,617	0.7
3,607,000		Singapore Telecommunications Ltd.	8,694,781	1.8
			14,724,874	3.1
		South Korea: 2.7%
120,170		KB Financial Group, Inc.	3,970,671	0.8
12,787		Samsung Electronics Co., Ltd.	8,928,605	1.9
			12,899,276	2.7
		Spain: 0.9%
233,371		Telefonica S.A.	4,472,495	0.9
		Sweden: 0.7%
352,208		Telefonaktiebolaget LM Ericsson	3,381,906	0.7
		Switzerland: 6.3%
65,450		ACE Ltd.	3,966,270	0.8
28,350		Adecco S.A.	1,117,402	0.2
168,480		Credit Suisse Group	4,407,643	0.9
43,430		Lonza Group AG	2,616,839	0.6
15,750		Novartis AG	879,822	0.2
50,040		Roche Holding AG - Genusschein	8,082,067	1.7
109,330		Swiss Re Ltd.	5,128,764	1.1

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland (continued)
331,460		UBS AG - Reg	$3,791,429	0.8
			29,990,236	6.3
		Taiwan: 1.1%
441,528		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,046,665	1.1
		Turkey: 0.5%
221,600	@	Turkcell Iletisim Hizmet AS ADR ADR	2,499,648	0.5
		United Kingdom: 12.0%
1,104,186		Aviva PLC	5,192,868	1.1
530,620		BAE Systems PLC	2,191,555	0.5
1,022,410		BP PLC	6,130,063	1.3
147,170		Carillion PLC	760,799	0.2
478,880		GlaxoSmithKline PLC	9,881,763	2.1
549,473		HSBC Holdings PLC	4,198,942	0.9
2,047,100		International Consolidated Airlines Group SA	4,835,021	1.0
1,458,820		Kingfisher PLC	5,601,769	1.2
1,077,820		Rentokil Initial PLC	1,196,100	0.2
778,460		Tesco PLC	4,559,905	0.9
4,104,527		Vodafone Group PLC	10,578,558	2.2
87,931		Wolseley PLC	2,181,743	0.4
			57,309,086	12.0
		United States: 36.4%
53,800		Abbott Laboratories	2,751,332	0.6
73,630		American Express Co.	3,305,987	0.7
246,550		Amgen, Inc.	13,547,923	2.8
84,900		Baker Hughes, Inc.	3,918,984	0.8
228,360		Bank of America Corp.	1,397,563	0.3
514,160	@	Brocade Communications Systems, Inc.	2,221,171	0.5
56,130		Chevron Corp.	5,193,148	1.1
443,070		Cisco Systems, Inc.	6,863,154	1.4
156,590		Citigroup, Inc.	4,011,836	0.8
480,640		Comcast Corp. — Class A	10,045,376	2.1
175,615		CVS Caremark Corp.	5,897,152	1.2
153,920	@	Dell, Inc.	2,177,968	0.5
57,410		FedEx Corp.	3,885,509	0.8
357,610		General Electric Co.	5,449,976	1.1
30,520		Halliburton Co.	931,470	0.2
71,240		Home Depot, Inc.	2,341,659	0.5
71,820		JPMorgan Chase & Co.	2,163,218	0.5
144,030		Medtronic, Inc.	4,787,557	1.0
190,820		Merck & Co., Inc.	6,241,722	1.3
465,510		Microsoft Corp.	11,586,544	2.4
284,070		Morgan Stanley	3,834,945	0.8
648,420		News Corp. - Class A	10,031,057	2.1
115,880		Noble Corp.	3,401,078	0.7
165,510		Oracle Corp.	4,756,757	1.0
585,310		Pfizer, Inc.	10,348,281	2.2
6,470		Progressive Corp.	114,907	0.0
117,220		Quest Diagnostics	5,785,979	1.2
318,215		Seagate Technology	3,271,250	0.7
1,461,287	@	Sprint Nextel Corp.	4,442,313	0.9
62,540		Target Corp.	3,066,962	0.7
118,460		TE Connectivity Ltd.	3,333,464	0.7
71,822		Time Warner Cable, Inc.	4,501,085	1.0
127,003		Time Warner, Inc.	3,806,280	0.8
90,690		United Parcel Service, Inc. - Class B	5,727,074	1.2
147,940		Viacom - Class B	5,731,196	1.2
100,830		Walt Disney Co.	3,041,033	0.6
			173,912,910	36.4
		Total Common Stock
		(Cost $591,825,376)	463,915,330	97.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc)(1): 1.2%
721,212	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$576,969	0.1
5,079,386		BNY Mellon Overnight Government Fund	5,079,386	1.1
			5,656,355	1.2
		Total Short-Term Investments
		(Cost $5,800,598)	5,656,355	1.2
		Total Investments in Securities (Cost $597,625,974)*	$469,571,685	98.2
		Assets in Excess of Other Liabilities	8,487,933	1.8
		Net Assets	$478,059,618	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $598,507,801.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$21,312,337
		Gross Unrealized Depreciation	(150,248,452)
		Net Unrealized depreciation	$(128,936,115)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	13.6%
Consumer Staples	2.1
Energy	10.6
Financials	16.6
Health Care	16.6
Industrials	11.4
Information Technology	14.3
Materials	2.4
Telecommunication Services	1.3
Telecommunications	8.1
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Austria	$—	$2,319,331	$—	$2,319,331
Bermuda	3,369,916	—	—	3,369,916
Brazil	3,480,168	—	—	3,480,168
China	1,547,250	1,617,812	—	3,165,062
Denmark	—	2,090,237	—	2,090,237
France	—	42,303,257	—	42,303,257
Germany	—	25,542,910	—	25,542,910
Hong Kong	—	2,539,452	—	2,539,452
India	2,653,997	—	—	2,653,997
Ireland	—	5,726,002	—	5,726,002
Italy	—	11,390,644	—	11,390,644
Japan	—	24,111,980	—	24,111,980
Netherlands	—	23,656,933	—	23,656,933
Norway	—	3,275,115	—	3,275,115
Russia	4,053,230	—	—	4,053,230
Singapore	3,214,617	11,510,257	—	14,724,874
South Korea	—	12,899,276	—	12,899,276
Spain	—	4,472,495	—	4,472,495
Sweden	—	3,381,906	—	3,381,906
Switzerland	9,095,034	20,895,202	—	29,990,236
Taiwan	5,046,665	—	—	5,046,665
Turkey	2,499,648	—	—	2,499,648
United Kingdom	—	57,309,086	—	57,309,086
United States	173,912,910	—	—	173,912,910
Total Common Stock	208,873,435	255,041,895	—	463,915,330
Short-Term Investments	5,079,386	—	576,969	5,656,355
Total Investments, at value	$213,952,821	$255,041,895	$576,969	$469,571,685

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969
Total Investments, at value	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 10.4%
26,600		Abercrombie & Fitch Co.	$1,637,496	0.1
110,885	@	Amazon.com, Inc.	23,976,663	0.8
37,426	@	Apollo Group, Inc. - Class A	1,482,444	0.1
18,130	@, L	Autonation, Inc.	594,301	0.0
8,867	@	Autozone, Inc.	2,830,258	0.1
74,724	@	Bed Bath & Beyond, Inc.	4,282,432	0.1
92,555		Best Buy Co., Inc.	2,156,531	0.1
21,412	@	Big Lots, Inc.	745,780	0.0
68,700		Cablevision Systems Corp.	1,080,651	0.0
69,100	@	Carmax, Inc.	1,648,035	0.1
141,215		Carnival Corp.	4,278,814	0.1
204,650		CBS Corp. - Class B	4,170,767	0.1
9,600	@	Chipotle Mexican Grill, Inc.	2,908,320	0.1
88,315		Coach, Inc.	4,577,366	0.1
839,763		Comcast Corp. — Class A	17,551,047	0.6
41,069		Darden Restaurants, Inc.	1,755,700	0.1
18,800		DeVry, Inc.	694,848	0.0
225,520	@	DIRECTV	9,528,220	0.3
83,600	@	Discovery Communications, Inc. - Class A	3,145,032	0.1
84,915		D.R. Horton, Inc.	767,632	0.0
59,500		Expedia, Inc.	1,532,125	0.1
36,743		Family Dollar Stores, Inc.	1,868,749	0.1
1,160,668	@	Ford Motor Co.	11,223,659	0.4
47,228		Fortune Brands, Inc.	2,554,090	0.1
42,500	@, L	GameStop Corp.	981,750	0.0
73,523		Gannett Co., Inc.	700,674	0.0
111,512		Gap, Inc.	1,810,955	0.1
47,867		Genuine Parts Co.	2,431,644	0.1
74,662	@	Goodyear Tire & Rubber Co.	753,340	0.0
93,418		H&R Block, Inc.	1,243,394	0.0
72,190		Harley-Davidson, Inc.	2,478,283	0.1
21,360		Harman International Industries, Inc.	610,469	0.0
38,823		Hasbro, Inc.	1,266,018	0.0
477,800		Home Depot, Inc.	15,705,286	0.5
91,130		International Game Technology	1,324,119	0.0
146,125		Interpublic Group of Cos., Inc.	1,052,100	0.0
43,622	L	JC Penney Co., Inc.	1,168,197	0.0
207,646		Johnson Controls, Inc.	5,475,625	0.2
85,853		Kohl’s Corp.	4,215,382	0.1
43,211		Leggett & Platt, Inc.	855,146	0.0
49,075		Lennar Corp.	664,475	0.0
385,052		Lowe’s Cos., Inc.	7,446,906	0.2
75,638		Limited Brands, Inc.	2,912,819	0.1
130,459		Macy’s, Inc.	3,433,681	0.1
86,219		Marriott International, Inc.	2,348,606	0.1
104,700		Mattel, Inc.	2,710,683	0.1
315,156		McDonald’s Corp.	27,677,000	0.9
91,997		McGraw-Hill Cos., Inc.	3,771,877	0.1
16,000	@, L	NetFlix, Inc.	1,810,560	0.1
89,053		Newell Rubbermaid, Inc.	1,057,059	0.0
698,125		News Corp. - Class A	10,799,994	0.3
116,070		Nike, Inc.	9,925,146	0.3
49,969		Nordstrom, Inc.	2,282,584	0.1
85,362		Omnicom Group	3,144,736	0.1
41,500	@	O’Reilly Automotive, Inc.	2,765,145	0.1
15,200	@	Priceline.com, Inc.	6,831,792	0.2
102,872	@, L	Pulte Homes, Inc.	406,344	0.0
19,800		Ralph Lauren Corp.	2,568,060	0.1
35,300		Ross Stores, Inc.	2,777,757	0.1
30,100		Scripps Networks Interactive - Class A	1,118,817	0.0
12,282	@, L	Sears Holding Corp.	706,461	0.0
216,619		Staples, Inc.	2,881,033	0.1
227,851		Starbucks Corp.	8,496,564	0.3
206,249		Target Corp.	10,114,451	0.3
38,868		Tiffany & Co.	2,363,952	0.1
99,319		Time Warner Cable, Inc.	6,224,322	0.2
319,151		Time Warner, Inc.	9,564,955	0.3
116,405		TJX Cos., Inc.	6,456,985	0.2
36,200	@	Urban Outfitters, Inc.	807,984	0.0
26,451		VF Corp.	3,214,325	0.1
175,520		Viacom - Class B	6,799,645	0.2
566,949		Walt Disney Co.	17,099,182	0.5
1,540	L	Washington Post	503,534	0.0
23,356		Whirlpool Corp.	1,165,698	0.0
50,134		Wyndham Worldwide Corp.	1,429,320	0.1
24,400		Wynn Resorts Ltd.	2,807,952	0.1
141,810		Yum! Brands, Inc.	7,003,996	0.2
			333,157,742	10.4
		Consumer Staples: 11.4%
632,692		Altria Group, Inc.	16,962,473	0.5
206,380		Archer-Daniels-Midland Co.	5,120,288	0.2
131,603		Avon Products, Inc.	2,579,419	0.1
30,768		Brown-Forman Corp.	2,158,068	0.1
54,900		Campbell Soup Co.	1,777,113	0.1
40,127		Clorox Co.	2,661,624	0.1
701,347		Coca-Cola Co.	47,383,003	1.5
97,412		Coca-Cola Enterprises, Inc.	2,423,611	0.1
148,575		Colgate-Palmolive Co.	13,175,631	0.4
126,600		ConAgra Foods, Inc.	3,066,252	0.1
56,365	@	Constellation Brands, Inc.	1,014,570	0.0
133,700		Costco Wholesale Corp.	10,979,444	0.3
410,747		CVS Caremark Corp.	13,792,884	0.4
56,120	@	Dean Foods Co.	497,784	0.0
66,300		Dr Pepper Snapple Group, Inc.	2,571,114	0.1
34,585		Estee Lauder Cos., Inc.	3,037,946	0.1
197,514		General Mills, Inc.	7,598,364	0.2
47,204		Hershey Co.	2,796,365	0.1
98,081		HJ Heinz Co.	4,951,129	0.2
42,400		Hormel Foods Corp.	1,145,648	0.0
34,750		JM Smucker Co.	2,532,927	0.1
76,280		Kellogg Co.	4,057,333	0.1
119,637		Kimberly-Clark Corp.	8,495,423	0.3
539,500		Kraft Foods, Inc.	18,116,410	0.6
184,792		Kroger Co.	4,058,032	0.1
42,306		Lorillard, Inc.	4,683,274	0.1
40,368		McCormick & Co., Inc.	1,863,387	0.1
62,300		Mead Johnson Nutrition Co.	4,288,109	0.1
49,786		Molson Coors Brewing Co.	1,972,023	0.1
483,440		PepsiCo, Inc.	29,924,936	0.9

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
536,492		Philip Morris International, Inc.	$33,466,371	1.0
839,327		Procter & Gamble Co.	53,028,680	1.6
103,244		Reynolds American, Inc.	3,869,585	0.1
106,906		Safeway, Inc.	1,777,847	0.1
179,884		Sara Lee Corp.	2,941,103	0.1
64,833	L	Supervalu, Inc.	431,788	0.0
181,054		Sysco Corp.	4,689,299	0.1
90,520		Tyson Foods, Inc.	1,571,427	0.0
276,567		Walgreen Co.	9,096,289	0.3
536,873		Wal-Mart Stores, Inc.	27,863,709	0.9
48,200		Whole Foods Market, Inc.	3,147,942	0.1
			367,568,624	11.4
		Energy: 11.4%
69,179	@	Alpha Natural Resources, Inc.	1,223,776	0.0
152,078		Anadarko Petroleum Corp.	9,588,518	0.3
117,311		Apache Corp.	9,413,035	0.3
133,251		Baker Hughes, Inc.	6,150,866	0.2
31,900		Cabot Oil & Gas Corp.	1,974,929	0.1
74,900	@	Cameron International Corp.	3,111,346	0.1
201,900		Chesapeake Energy Corp.	5,158,545	0.2
611,785		Chevron Corp.	56,602,348	1.8
419,444		ConocoPhillips	26,559,194	0.8
69,295		Consol Energy, Inc.	2,351,179	0.1
122,900	@	Denbury Resources, Inc.	1,413,350	0.0
127,199		Devon Energy Corp.	7,051,913	0.2
21,200	L	Diamond Offshore Drilling	1,160,488	0.0
235,304		El Paso Corp.	4,113,114	0.1
82,022		EOG Resources, Inc.	5,824,382	0.2
45,700		EQT Corp.	2,438,552	0.1
1,485,135		ExxonMobil Corp.	107,865,355	3.4
73,400	@	FMC Technologies, Inc.	2,759,840	0.1
280,942		Halliburton Co.	8,574,350	0.3
32,700		Helmerich & Payne, Inc.	1,327,620	0.0
92,430		Hess Corp.	4,848,878	0.2
218,134		Marathon Oil Corp.	4,707,332	0.1
108,917		Marathon Petroleum Corp.	2,947,294	0.1
59,105		Murphy Oil Corp.	2,610,077	0.1
87,812		Nabors Industries Ltd.	1,076,575	0.0
129,400		National Oilwell Varco, Inc.	6,627,868	0.2
40,400	@	Newfield Exploration Co.	1,603,476	0.0
77,100		Noble Corp.	2,262,885	0.1
53,900		Noble Energy, Inc.	3,816,120	0.1
248,239		Occidental Petroleum Corp.	17,749,088	0.6
82,720		Peabody Energy Corp.	2,802,554	0.1
35,700		Pioneer Natural Resources Co.	2,347,989	0.1
54,000		QEP Resources, Inc.	1,461,780	0.0
49,200		Range Resources Corp.	2,876,232	0.1
38,972	@	Rowan Cos., Inc.	1,176,565	0.0
412,180		Schlumberger Ltd.	24,619,511	0.8
106,300	@	Southwestern Energy Co.	3,542,979	0.1
198,621		Spectra Energy Corp.	4,872,173	0.2
34,588		Sunoco, Inc.	1,072,574	0.0
44,000	@	Tesoro Corp.	856,680	0.0
174,806		Valero Energy Corp.	3,108,051	0.1
179,886		Williams Cos., Inc.	4,378,425	0.1
			366,027,806	11.4
		Financials: 13.4%
103,200		ACE Ltd.	6,253,920	0.2
142,691		Aflac, Inc.	4,987,050	0.2
157,803		Allstate Corp.	3,738,353	0.1
317,274		American Express Co.	14,245,603	0.4
133,439	@	American International Group, Inc.	2,928,986	0.1
72,158		Ameriprise Financial, Inc.	2,840,139	0.1
99,792		AON Corp.	4,189,268	0.1
36,928		Apartment Investment & Management Co.	816,847	0.0
28,900		Assurant, Inc.	1,034,620	0.0
28,704		AvalonBay Communities, Inc.	3,273,691	0.1
3,095,598		Bank of America Corp.	18,945,060	0.6
376,562		Bank of New York Mellon Corp.	7,000,288	0.2
212,943		BB&T Corp.	4,542,074	0.1
537,200	@	Berkshire Hathaway, Inc.	38,162,688	1.2
30,600		Blackrock, Inc.	4,529,106	0.1
44,895		Boston Properties, Inc.	4,000,144	0.1
141,156		Capital One Financial Corp.	5,594,012	0.2
99,300	@	CB Richard Ellis Group, Inc.	1,336,578	0.0
329,243		Charles Schwab Corp.	3,710,569	0.1
87,387		Chubb Corp.	5,242,346	0.2
49,829		Cincinnati Financial Corp.	1,311,998	0.0
891,280		Citigroup, Inc.	22,834,594	0.7
20,470		CME Group, Inc.	5,043,808	0.2
61,389		Comerica, Inc.	1,410,105	0.1
166,688		Discover Financial Services	3,823,823	0.1
77,560	@	E*Trade Financial Corp.	706,572	0.0
90,547		Equity Residential	4,696,673	0.2
28,379		Federated Investors, Inc.	497,484	0.0
280,939		Fifth Third Bancorp.	2,837,484	0.1
80,528		First Horizon National Corp.	479,947	0.0
44,419		Franklin Resources, Inc.	4,248,233	0.1
149,940	@	Genworth Financial, Inc.	860,656	0.0
154,503		Goldman Sachs Group, Inc.	14,608,259	0.5
136,054		Hartford Financial Services Group, Inc.	2,195,912	0.1
124,400		HCP, Inc.	4,361,464	0.1
54,200		Health Care Real Estate Investment Trust, Inc.	2,536,560	0.1
215,727		Host Hotels & Resorts, Inc.	2,360,053	0.1
161,100		Hudson City Bancorp., Inc.	911,826	0.0
263,662		Huntington Bancshares, Inc.	1,265,578	0.0
22,400	@	IntercontinentalExchange, Inc.	2,649,024	0.1
137,700	@	Invesco Ltd.	2,135,727	0.1
56,932		Janus Capital Group, Inc.	341,592	0.0
1,190,971		JPMorgan Chase & Co.	35,872,046	1.1
291,052		Keycorp	1,725,938	0.1
124,355		Kimco Realty Corp.	1,869,056	0.1
42,445		Legg Mason, Inc.	1,091,261	0.0
60,500		Leucadia National Corp.	1,372,140	0.0
94,179		Lincoln National Corp.	1,472,018	0.1
95,021		Loews Corp.	3,282,976	0.1
38,406		M&T Bank Corp.	2,684,579	0.1

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
165,498		Marsh & McLennan Cos., Inc.	$4,392,317	0.1
323,006		Metlife, Inc.	9,047,398	0.3
61,439		Moody’s Corp.	1,870,818	0.1
453,476		Morgan Stanley	6,121,926	0.2
42,900	@	Nasdaq Stock Market, Inc.	992,706	0.0
73,623		Northern Trust Corp.	2,575,332	0.1
80,000		NYSE Euronext	1,859,200	0.1
115,000		People’s United Financial, Inc.	1,311,000	0.0
49,515		Plum Creek Timber Co., Inc.	1,718,666	0.1
160,728		PNC Financial Services Group, Inc.	7,745,482	0.2
95,716		Principal Financial Group, Inc.	2,169,882	0.1
195,141		Progressive Corp.	3,465,704	0.1
140,157		ProLogis, Inc.	3,398,807	0.1
148,478		Prudential Financial, Inc.	6,957,679	0.2
43,235		Public Storage, Inc.	4,814,217	0.2
384,554		Regions Financial Corp.	1,280,565	0.0
89,655		Simon Property Group, Inc.	9,860,257	0.3
157,063		SLM Corp.	1,955,434	0.1
58,724		Starwood Hotels & Resorts Worldwide, Inc.	2,279,666	0.1
153,969		State Street Corp.	4,951,643	0.2
164,000		SunTrust Bank	2,943,800	0.1
78,310		T. Rowe Price Group, Inc.	3,740,869	0.1
32,518		Torchmark Corp.	1,133,577	0.0
127,943		Travelers Cos., Inc.	6,234,662	0.2
92,727		UnumProvident Corp.	1,943,558	0.1
586,793		US Bancorp.	13,813,107	0.4
87,900		Ventas, Inc.	4,342,260	0.1
56,314		Vornado Realty Trust	4,202,151	0.1
1,612,767		Wells Fargo & Co.	38,899,940	1.2
164,550		Weyerhaeuser Co.	2,558,752	0.1
100,299		XL Group PLC	1,885,621	0.1
56,288		Zions Bancorp.	791,972	0.0
			430,117,696	13.4
		Health Care: 11.9%
475,428		Abbott Laboratories	24,313,388	0.7
113,864		Aetna, Inc.	4,138,956	0.1
106,022	@	Agilent Technologies, Inc.	3,313,188	0.1
93,962		Allergan, Inc.	7,740,590	0.2
82,224		AmerisourceBergen Corp.	3,064,488	0.1
282,259		Amgen, Inc.	15,510,132	0.5
173,536		Baxter International, Inc.	9,742,311	0.3
66,387		Becton Dickinson & Co.	4,867,495	0.1
74,070	@	Biogen Idec, Inc.	6,899,620	0.2
467,592	@	Boston Scientific Corp.	2,763,469	0.1
521,018		Bristol-Myers Squibb Co.	16,349,545	0.5
105,222		Cardinal Health, Inc.	4,406,697	0.1
68,311	@	CareFusion Corp.	1,636,048	0.0
140,160	@	Celgene Corp.	8,678,707	0.3
23,800	@	Cephalon, Inc.	1,920,660	0.1
44,400	@	Cerner Corp.	3,042,288	0.1
82,568		Cigna Corp.	3,462,902	0.1
45,375	@	Coventry Health Care, Inc.	1,307,254	0.0
150,700		Covidien PLC	6,645,870	0.2
26,421		CR Bard, Inc.	2,312,894	0.1
28,500	@	DaVita, Inc.	1,786,095	0.0
43,200		Densply International, Inc.	1,325,808	0.0
35,100	@	Edwards Lifesciences Corp.	2,501,928	0.1
311,193		Eli Lilly & Co.	11,504,805	0.4
151,012	@	Express Scripts, Inc.	5,598,015	0.2
83,904	@	Forest Laboratories, Inc.	2,583,404	0.1
235,600	@	Gilead Sciences, Inc.	9,141,280	0.3
50,316	@	Hospira, Inc.	1,861,692	0.1
50,968		Humana, Inc.	3,706,903	0.1
11,900	@	Intuitive Surgical, Inc.	4,334,932	0.1
837,020		Johnson & Johnson	53,326,544	1.7
30,960	@	Laboratory Corp. of America Holdings	2,447,388	0.1
55,159	@	Life Technologies Corp.	2,119,760	0.1
75,206		McKesson Corp.	5,467,476	0.2
117,788	@	Medco Health Solutions, Inc.	5,523,079	0.2
322,523		Medtronic, Inc.	10,720,665	0.3
941,043		Merck & Co., Inc.	30,781,517	1.0
130,163	@	Mylan Laboratories	2,212,771	0.1
28,585		Patterson Cos., Inc.	818,389	0.0
34,519		PerkinElmer, Inc.	663,110	0.0
2,383,158		Pfizer, Inc.	42,134,233	1.3
48,361		Quest Diagnostics	2,387,099	0.1
100,651		St. Jude Medical, Inc.	3,642,560	0.1
100,833		Stryker Corp.	4,752,259	0.1
144,603	@	Tenet Healthcare Corp.	597,210	0.0
116,603	@	Thermo Fisher Scientific, Inc.	5,904,776	0.2
328,749		UnitedHealth Group, Inc.	15,161,904	0.5
35,800	@	Varian Medical Systems, Inc.	1,867,328	0.1
27,891	@	Waters Corp.	2,105,492	0.1
38,378	@	Watson Pharmaceuticals, Inc.	2,619,299	0.1
110,179		WellPoint, Inc.	7,192,485	0.2
58,143	@	Zimmer Holdings, Inc.	3,110,651	0.1
			382,017,359	11.9
		Industrials: 10.0%
216,762		3M Co.	15,561,344	0.5
32,333		Avery Dennison Corp.	810,912	0.0
226,382		Boeing Co.	13,698,375	0.4
197,380		Caterpillar, Inc.	14,574,539	0.5
50,400		CH Robinson Worldwide, Inc.	3,450,888	0.1
36,016		Cintas Corp.	1,013,490	0.0
334,576		CSX Corp.	6,246,534	0.2
59,464		Cummins, Inc.	4,855,830	0.2
173,766		Danaher Corp.	7,287,746	0.2
126,428		Deere & Co.	8,163,456	0.3
56,833		Dover Corp.	2,648,418	0.1
15,000		Dun & Bradstreet Corp./The	918,900	0.0
104,190		Eaton Corp.	3,698,745	0.1
227,493		Emerson Electric Co.	9,397,736	0.3
37,406		Equifax, Inc.	1,149,860	0.0
64,800		Expeditors International Washington, Inc.	2,627,640	0.1
90,100	L	Fastenal Co.	2,998,528	0.1
96,835		FedEx Corp.	6,553,793	0.2
17,000		Flowserve Corp.	1,258,000	0.0
53,118		Fluor Corp.	2,472,643	0.1
110,551		General Dynamics Corp.	6,289,246	0.2
3,237,900		General Electric Co.	49,345,596	1.5
38,219		Goodrich Corp.	4,612,269	0.1
239,042		Honeywell International, Inc.	10,496,334	0.3

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
150,086		Illinois Tool Works, Inc.	$6,243,578	0.2
101,100		Ingersoll-Rand PLC	2,839,899	0.1
62,100		Iron Mountain, Inc.	1,963,602	0.1
56,638		ITT Corp.	2,378,796	0.1
39,000	@	Jacobs Engineering Group, Inc.	1,259,310	0.0
32,100		Joy Global, Inc.	2,002,398	0.1
32,190		L-3 Communications Holdings, Inc.	1,994,814	0.1
84,057		Lockheed Martin Corp.	6,105,901	0.2
109,284		Masco Corp.	778,102	0.0
106,214		Norfolk Southern Corp.	6,481,178	0.2
84,890		Northrop Grumman Corp.	4,427,862	0.1
111,699		Paccar, Inc.	3,777,660	0.1
35,552		Pall Corp.	1,507,405	0.1
47,345		Parker Hannifin Corp.	2,988,890	0.1
61,754	L	Pitney Bowes, Inc.	1,160,975	0.0
44,000		Precision Castparts Corp.	6,840,240	0.2
64,800	@	Quanta Services, Inc.	1,217,592	0.0
108,037		Raytheon Co.	4,415,472	0.1
97,751		Republic Services, Inc.	2,742,893	0.1
44,249		Robert Half International, Inc.	938,964	0.0
43,712		Rockwell Automation, Inc.	2,447,872	0.1
46,948		Rockwell Collins, Inc.	2,476,977	0.1
29,300		Roper Industries, Inc.	2,019,063	0.1
57,387		RR Donnelley & Sons Co.	810,304	0.0
15,637		Ryder System, Inc.	586,544	0.0
17,749		Snap-On, Inc.	788,056	0.0
245,552		Southwest Airlines Co.	1,974,238	0.1
51,400		Stanley Black & Decker, Inc.	2,523,740	0.1
26,300	@	Stericycle, Inc.	2,122,936	0.1
84,684		Textron, Inc.	1,493,826	0.0
141,800		Tyco International Ltd.	5,778,350	0.2
149,098		Union Pacific Corp.	12,176,834	0.4
299,576		United Parcel Service, Inc. - Class B	18,918,224	0.6
277,586		United Technologies Corp.	19,530,951	0.6
144,186		Waste Management, Inc.	4,694,696	0.1
18,550		WW Grainger, Inc.	2,773,967	0.1
			323,312,931	10.0
		Information Technology: 19.0%
196,800		Accenture PLC	10,367,424	0.3
150,851	@	Adobe Systems, Inc.	3,646,069	0.1
177,362	@	Advanced Micro Devices, Inc.	900,999	0.0
56,300	@	Akamai Technologies, Inc.	1,119,244	0.0
98,960		Altera Corp.	3,120,209	0.1
51,900		Amphenol Corp.	2,115,963	0.1
91,426		Analog Devices, Inc.	2,857,062	0.1
283,169	@	Apple, Inc.	107,938,359	3.4
402,443		Applied Materials, Inc.	4,165,285	0.1
69,902	@	Autodesk, Inc.	1,941,878	0.1
149,546		Automatic Data Processing, Inc.	7,051,094	0.2
53,578	@	BMC Software, Inc.	2,065,968	0.1
147,086		Broadcom Corp.	4,896,493	0.2
115,584		CA, Inc.	2,243,485	0.1
1,680,068		Cisco Systems, Inc.	26,024,253	0.8
57,511	@	Citrix Systems, Inc.	3,136,075	0.1
92,800	@	Cognizant Technology Solutions Corp.	5,818,560	0.2
47,379		Computer Sciences Corp.	1,272,126	0.0
66,741	@	Compuware Corp.	511,236	0.0
479,936		Corning, Inc.	5,932,009	0.2
473,716	@	Dell, Inc.	6,703,081	0.2
350,307	@	eBay, Inc.	10,330,553	0.3
102,093	@	Electronic Arts, Inc.	2,087,802	0.1
630,772	@	EMC Corp.	13,239,904	0.4
24,700	@	F5 Networks, Inc.	1,754,935	0.1
76,800		Fidelity National Information Services, Inc.	1,867,776	0.1
17,900	@,L	First Solar, Inc.	1,131,459	0.0
43,258	@	Fiserv, Inc.	2,196,209	0.1
48,800		Flir Systems, Inc.	1,222,440	0.0
76,895	@	Google, Inc. - Class A	39,553,250	1.2
36,700		Harris Corp.	1,254,039	0.0
633,584		Hewlett-Packard Co.	14,223,961	0.4
364,755		International Business Machines Corp.	63,843,068	2.0
1,603,932		Intel Corp.	34,211,870	1.1
92,826	@	Intuit, Inc.	4,403,665	0.1
56,035		Jabil Circuit, Inc.	996,863	0.0
69,687	@	JDS Uniphase Corp.	694,779	0.0
162,785	@	Juniper Networks, Inc.	2,809,669	0.1
50,994		KLA-Tencor Corp.	1,952,050	0.1
24,221	@	Lexmark International, Inc.	654,694	0.0
69,576		Linear Technology Corp.	1,923,776	0.1
174,965	@	LSI Logic Corp.	906,319	0.0
32,600		Mastercard, Inc.	10,339,416	0.3
70,400	@	MEMC Electronic Materials, Inc.	368,896	0.0
58,200	L	Microchip Technology, Inc.	1,810,602	0.1
306,715	@	Micron Technology, Inc.	1,545,844	0.0
2,277,702		Microsoft Corp.	56,692,003	1.8
41,770		Molex, Inc.	850,855	0.0
39,450	@	Monster Worldwide, Inc.	283,251	0.0
84,086	@	Motorola Mobility Holdings, Inc.	3,176,769	0.1
96,855		Motorola Solutions, Inc.	4,058,225	0.1
112,526	@	NetApp, Inc.	3,819,132	0.1
25,499	@	Novellus Systems, Inc.	695,103	0.0
184,413	@	Nvidia Corp.	2,305,162	0.1
1,206,904		Oracle Corp.	34,686,421	1.1
98,400		Paychex, Inc.	2,594,808	0.1
513,052		Qualcomm, Inc.	24,949,719	0.8
59,000	@	Red Hat, Inc.	2,493,340	0.1
84,400	@	SAIC, Inc.	996,764	0.0
41,364	@	Salesforce.com, Inc.	4,727,078	0.1
73,025	@	Sandisk Corp.	2,946,559	0.1
228,965	@	Symantec Corp.	3,732,130	0.1
111,505		Tellabs, Inc.	478,356	0.0
51,400	@	Teradata Corp.	2,751,442	0.1
56,842	@	Teradyne, Inc.	625,830	0.0
352,860		Texas Instruments, Inc.	9,403,719	0.3
50,000		Total System Services, Inc.	846,500	0.0
50,800		VeriSign, Inc.	1,453,388	0.0
156,300		Visa, Inc.	13,398,036	0.4
71,200	@	Western Digital Corp.	1,831,264	0.1
191,691		Western Union Co.	2,930,955	0.1
428,691		Xerox Corp.	2,987,976	0.1
80,947		Xilinx, Inc.	2,221,186	0.1
385,673	@	Yahoo!, Inc.	5,075,457	0.2
			612,162,139	19.0

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: 3.3%
65,115		Air Products & Chemicals, Inc.	$4,972,833	0.2
20,800		Airgas, Inc.	1,327,456	0.0
33,700	L	AK Steel Holding Corp.	220,398	0.0
325,058		Alcoa, Inc.	3,110,805	0.1
32,500		Allegheny Technologies, Inc.	1,202,175	0.0
49,992		Ball Corp.	1,550,752	0.1
31,626		Bemis Co., Inc.	926,958	0.0
21,900		CF Industries Holdings, Inc.	2,702,241	0.1
44,600		Cliffs Natural Resources, Inc.	2,282,182	0.1
360,778		Dow Chemical Co.	8,103,074	0.3
21,413		Eastman Chemical Co.	1,467,433	0.0
70,900		Ecolab, Inc.	3,466,301	0.1
284,843		EI Du Pont de Nemours & Co.	11,385,175	0.4
21,900		FMC Corp.	1,514,604	0.1
289,520		Freeport-McMoRan Copper & Gold, Inc.	8,815,884	0.3
24,743		International Flavors & Fragrances, Inc.	1,391,051	0.0
133,522		International Paper Co.	3,104,387	0.1
52,168		MeadWestvaco Corp.	1,281,246	0.0
163,359		Monsanto Co.	9,808,074	0.3
78,300		Mosaic Co/The	3,834,351	0.1
150,968		Newmont Mining Corp.	9,495,887	0.3
96,697		Nucor Corp.	3,059,493	0.1
50,200	@	Owens-Illinois, Inc.	759,024	0.0
48,074		PPG Industries, Inc.	3,396,909	0.1
92,338		Praxair, Inc.	8,631,756	0.3
48,960		Sealed Air Corp.	817,632	0.0
26,961		Sherwin-Williams Co.	2,003,742	0.1
37,294		Sigma-Aldrich Corp.	2,304,396	0.1
25,700		Titanium Metals Corp.	384,986	0.0
43,946	L	United States Steel Corp.	967,251	0.0
39,500	L	Vulcan Materials Co.	1,088,620	0.0
			105,377,076	3.3
		Telecommunications: 3.2%
120,900	@	American Tower Corp.	6,504,420	0.2
1,810,127		AT&T, Inc.	51,624,822	1.6
188,341		CenturyTel, Inc.	6,237,854	0.2
303,952		Frontier Communications Corp.	1,857,147	0.1
89,600	@	MetroPCS Communications, Inc.	780,416	0.0
914,684	@	Sprint Nextel Corp.	2,780,639	0.1
864,636		Verizon Communications, Inc.	31,818,605	1.0
155,790		Windstream Corp.	1,816,511	0.0
			103,420,414	3.2
		Utilities: 3.9%
200,763	@	AES Corp.	1,959,447	0.1
73,809		Ameren Corp.	2,197,294	0.1
147,273		American Electric Power Co., Inc.	5,599,319	0.2
130,111		CenterPoint Energy, Inc.	2,552,778	0.1
76,897		CMS Energy Corp.	1,521,792	0.0
89,500		Consolidated Edison, Inc.	5,103,290	0.2
61,537		Constellation Energy Group, Inc.	2,342,098	0.1
173,870		Dominion Resources, Inc.	8,827,380	0.3
51,769		DTE Energy Co.	2,537,716	0.1
406,843		Duke Energy Corp.	8,132,792	0.2
99,502		Edison International	3,805,952	0.1
53,986		Entergy Corp.	3,578,732	0.1
202,448		Exelon Corp.	8,626,309	0.3
127,723		FirstEnergy Corp.	5,736,040	0.2
23,794		Integrys Energy Group, Inc.	1,156,864	0.0
128,986		NextEra Energy, Inc.	6,967,824	0.2
13,923		Nicor, Inc.	765,904	0.0
85,726		NiSource, Inc.	1,832,822	0.1
54,000		Northeast Utilities	1,817,100	0.1
73,700	@	NRG Energy, Inc.	1,563,177	0.0
31,600		Oneok, Inc.	2,086,864	0.1
69,200		Pepco Holdings, Inc.	1,309,264	0.0
122,833		Pacific Gas & Electric Co.	5,197,064	0.2
33,291		Pinnacle West Capital Corp.	1,429,516	0.0
176,493		PPL Corp.	5,037,110	0.2
90,011		Progress Energy, Inc.	4,655,369	0.1
154,520		Public Service Enterprise Group, Inc.	5,156,332	0.2
35,100		SCANA Corp.	1,419,795	0.0
73,167		Sempra Energy	3,768,100	0.1
261,956		Southern Co.	11,099,076	0.3
65,871		TECO Energy, Inc.	1,128,370	0.0
71,398		Wisconsin Energy Corp.	2,234,043	0.1
148,037		Xcel Energy, Inc.	3,655,034	0.1
			124,800,567	3.9
		Total Common Stock (Cost $3,049,971,358)	3,147,962,354	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateral(cc)(1): 0.4%
425,091	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$340,073	0.0
13,617,827		BNY Mellon Overnight Government Fund	13,617,827	0.4
			13,957,900	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.9%
61,614,100		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $61,614,100)	$61,614,100	1.9
		Total Short-Term Investments
		(Cost $75,657,018)	75,572,000	2.3
		Total Investments in Securities (Cost $3,125,628,376)*	$3,223,534,354	100.2
		Liabilities in Excess of Other Assets	(7,400,321)	(0.2)
		Net Assets	$3,216,134,033	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2011 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $3,192,777,007.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$348,675,351
	Gross Unrealized Depreciation	(317,918,004)
	Net Unrealized appreciation	$30,757,347

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$3,147,962,354	$—	$—	$3,147,962,354
Short-Term Investments	75,231,927	—	340,073	75,572,000
Total Investments, at value	$3,223,194,281	$—	$340,073	$3,223,534,354
Liabilities Table
Other Financial Instruments+
Futures	$(3,044,101)	$—	$—	$(3,044,101)
Total Liabilities	$(3,044,101)	$—	$—	$(3,044,101)

+                                         Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                                         For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073
Total Investments, at value	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING U.S. Stock Index Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	1,542	12/16/11	$86,814,600	$(3,044,101)
			$86,814,600	$(3,044,101)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011